Portfolio of Investments July 31, 2026
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.0%
208,164 (a) Tesla, Inc $ 64,782,718
TOTAL AUTOMOBILES & COMPONENTS 64,782,718
BANKS - 4.3%
958,702 Citigroup, Inc 126,980,080
478,266 JPMorgan Chase & Co 168,249,196
TOTAL BANKS 295,229,276
CAPITAL GOODS - 5.4%
124,621 Cummins, Inc 79,034,638
177,649 Howmet Aerospace, Inc 50,143,207
1,118,645 Ingersoll Rand, Inc 93,272,620
48,050 Parker-Hannifin Corp 46,922,267
291,578 RTX Corp 62,753,417
132,649 Westinghouse Air Brake Technologies Corp 38,582,288
TOTAL CAPITAL GOODS 370,708,437
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.3%
1,368,290 (a) Amazon.com, Inc 371,600,198
147,095 Ross Stores, Inc 36,931,142
724,208 TJX Cos, Inc 113,946,887
482,304 Williams-Sonoma, Inc 110,283,632
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 632,761,859
CONSUMER DURABLES & APPAREL - 1.0%
546,517 Pulte Homes, Inc 69,118,005
TOTAL CONSUMER DURABLES & APPAREL 69,118,005
CONSUMER SERVICES - 0.8%
171,586 Hilton Worldwide Holdings, Inc 54,991,597
TOTAL CONSUMER SERVICES 54,991,597
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.6%
129,309 Costco Wholesale Corp 123,087,944
867,526 Target Corp 125,348,832
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 248,436,776
ENERGY - 2.9%
218,367 Chevron Corp 42,981,176
364,627 ConocoPhillips 43,930,261
463,043 (a) ExxonMobil Holdings Corp 71,975,404
500,168 Williams Cos, Inc 35,782,019
TOTAL ENERGY 194,668,860
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
178,221 Simon Property Group, Inc 40,878,551
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 40,878,551
FINANCIAL SERVICES - 6.1%
724,265 Bank of New York Mellon Corp 113,224,347
368,626 Mastercard, Inc (Class A) 211,259,561
453,088 Morgan Stanley 95,338,777
TOTAL FINANCIAL SERVICES 419,822,685
FOOD, BEVERAGE & TOBACCO - 2.9%
1,388,912 Altria Group, Inc 94,904,357
1,200,634 Coca-Cola Co 105,163,532
TOTAL FOOD, BEVERAGE & TOBACCO 200,067,889
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
207,946 Elevance Health, Inc 78,154,425
TOTAL HEALTH CARE EQUIPMENT & SERVICES 78,154,425
INSURANCE - 2.2%
430,533 Chubb Ltd 150,979,312
TOTAL INSURANCE 150,979,312
MATERIALS - 1.7%
717,755 Freeport-McMoRan, Inc (Class B) 44,952,996

Core Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
284,425 Steel Dynamics, Inc $ 71,464,625
TOTAL MATERIALS 116,417,621
MEDIA & ENTERTAINMENT - 9.3%
679,587 Alphabet, Inc 242,374,704
753,893 Alphabet, Inc (Class A) 268,483,914
224,748 Meta Platforms, Inc 125,119,459
TOTAL MEDIA & ENTERTAINMENT 635,978,077
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
465,174 AbbVie, Inc 116,730,764
243,701 Amgen, Inc 93,863,877
117,305 Eli Lilly & Co 134,764,676
802,922 Johnson & Johnson 205,829,055
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 551,188,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.0%
198,465 (a) Advanced Micro Devices, Inc 94,499,110
108,071 Applied Materials, Inc 54,864,404
624,385 Broadcom, Inc 243,060,593
593,347 (a) Intel Corp 53,519,899
140,983 Lam Research Corp 41,310,839
136,496 Micron Technology, Inc 112,340,303
2,815,280 Nvidia Corp 565,167,460
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,164,762,608
SOFTWARE & SERVICES - 8.5%
413,848 (a) Crowdstrike Holdings, Inc 78,987,029
261,308 (a) Datadog, Inc 70,022,705
712,677 Microsoft Corp 331,195,255
293,603 (a) Palo Alto Networks, Inc 97,426,284
TOTAL SOFTWARE & SERVICES 577,631,273
TECHNOLOGY HARDWARE & EQUIPMENT - 9.6%
1,632,893 Apple, Inc 504,416,977
548,517 Cisco Systems, Inc 63,622,487
125,544 (a) Keysight Technologies, Inc 40,058,579
19,384 (a) SanDisk Corp 23,548,265
24,341 Seagate Technology Holdings plc 20,839,060
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 652,485,368
TRANSPORTATION - 1.1%
239,907 FedEx Corp 73,747,412
TOTAL TRANSPORTATION 73,747,412
UTILITIES - 3.1%
1,237,849 Alliant Energy Corp 87,614,952
469,815 American Electric Power Co, Inc 60,065,848
511,317 Duke Energy Corp 64,134,491
TOTAL UTILITIES 211,815,291
TOTAL COMMON STOCKS
(Cost $3,964,954,702) 6,804,626,412
TOTAL LONG-TERM INVESTMENTS
(Cost $3,964,954,702) 6,804,626,412
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENTS - 0.5%
$ 34,766,000 (b) Fixed Income Clearing Corporation 3.640% 08/03/26 34,766,000
TOTAL REPURCHASE AGREEMENTS 34,766,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,766,000) 34,766,000
TOTAL INVESTMENTS - 100.1%
(Cost $3,999,720,702) 6,839,392,412
OTHER ASSETS & LIABILITIES, NET - (0.1)% (4,418,955)
NET ASSETS - 100.0% $ 6,834,973,457

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $34,776,546 on 8/3/26, collateralized by Government Agency Securities, with coupon rates
3.625%–4.750% and maturity dates 10/31/30–2/15/56, valued at $35,461,365.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,804,626,412 $— $— $6,804,626,412
Short-Term Investments
:
Repurchase agreements — 34,766,000 — 34,766,000
$6,804,626,412 $34,766,000 $– $6,839,392,412
1 1 1 1 1

Large Cap Growth
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.5%
455,019 (a) Tesla, Inc $ 141,606,463
TOTAL AUTOMOBILES & COMPONENTS 141,606,463
CAPITAL GOODS - 8.2%
71,572 Cummins, Inc 45,390,962
110,245 Eaton Corp plc 45,773,724
201,921 General Electric Co 72,705,695
260,865 Howmet Aerospace, Inc 73,631,755
150,266 Quanta Services, Inc 100,281,518
163,302 Trane Technologies plc 74,294,245
248,806 Vertiv Holdings Co 60,104,065
TOTAL CAPITAL GOODS 472,181,964
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,242,024 (a) Copart, Inc 36,167,739
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 36,167,739
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
127,440 (a) Amazon.com, Inc 34,610,155
344,341 TJX Cos, Inc 54,178,613
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 88,788,768
CONSUMER SERVICES - 2.3%
507,216 Booking Holdings, Inc 97,841,967
108,074 Hilton Worldwide Holdings, Inc 34,636,636
TOTAL CONSUMER SERVICES 132,478,603
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.4%
92,632 Casey's General Stores, Inc 80,682,472
120,245 Costco Wholesale Corp 114,460,013
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 195,142,485
FINANCIAL SERVICES - 3.4%
200,143 American Express Co 67,298,084
109,955 Ameriprise Financial, Inc 60,017,837
118,344 Mastercard, Inc (Class A) 67,822,946
TOTAL FINANCIAL SERVICES 195,138,867
MATERIALS - 0.5%
63,312 Linde plc 30,287,195
TOTAL MATERIALS 30,287,195
MEDIA & ENTERTAINMENT - 16.4%
1,987,070 Alphabet, Inc 708,688,516
269,790 Meta Platforms, Inc 150,194,791
1,185,617 (a) Netflix, Inc 85,020,595
TOTAL MEDIA & ENTERTAINMENT 943,903,902
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
237,970 AbbVie, Inc 59,716,192
117,071 Eli Lilly & Co 134,495,847
422,511 (a) Exelixis, Inc 22,405,758
433,027 Gilead Sciences, Inc 56,384,446
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 273,002,243
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.9%
217,431 (a) Advanced Micro Devices, Inc 103,529,770
173,234 Applied Materials, Inc 87,945,705
952,100 Broadcom, Inc 370,633,488
367,186 Lam Research Corp 107,592,842
195,591 Micron Technology, Inc 160,977,261
3,826,604 Nvidia Corp 768,190,753
256,284 Texas Instruments, Inc 70,667,750
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,669,537,569
SOFTWARE & SERVICES - 11.3%
130,302 (a) Cadence Design Systems, Inc 44,305,286
748,478 Microsoft Corp 347,832,696

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
211,896 Oracle Corp $ 27,518,933
298,761 (a) Palantir Technologies, Inc 36,765,529
306,956 (a) Palo Alto Networks, Inc 101,857,209
318,527 (a) Snowflake, Inc 93,417,599
TOTAL SOFTWARE & SERVICES 651,697,252
TECHNOLOGY HARDWARE & EQUIPMENT - 15.4%
800,620 Amphenol Corp (Class A) 128,659,634
1,264,609 Apple, Inc 390,650,366
473,132 (a) Arista Networks, Inc 85,329,356
143,252 (a) Ciena Corp 54,013,167
190,770 Dell Technologies, Inc 77,332,435
165,254 Jabil Inc 52,063,273
24,781 (a) SanDisk Corp 30,104,702
128,506 Western Digital Corp 70,015,209
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 888,168,142
TRANSPORTATION - 0.6%
150,524 Old Dominion Freight Line 31,932,161
TOTAL TRANSPORTATION 31,932,161
TOTAL COMMON STOCKS
(Cost $3,174,358,560) 5,750,033,353
TOTAL LONG-TERM INVESTMENTS
(Cost $3,174,358,560) 5,750,033,353
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENTS - 0.2%
$ 9,524,000 (b) Fixed Income Clearing Corporation 3 .640% 08/03/26 9,524,000
TOTAL REPURCHASE AGREEMENTS 9,524,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,524,000) 9,524,000
TOTAL INVESTMENTS - 99.9%
(Cost $3,183,882,560) 5,759,557,353
OTHER ASSETS & LIABILITIES, NET - 0.1% 7,993,889
NET ASSETS - 100.0% $ 5,767,551,242
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $9,526,889 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 10/31/30, valued at $9,714,600.

Large Cap Growth

Portfolio of Investments July 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $5,750,033,353 $— $— $5,750,033,353
Short-Term Investments
:
Repurchase agreements — 9,524,000 — 9,524,000
$5,750,033,353 $9,524,000 $– $5,759,557,353
1 1 1 1 1

Portfolio of Investments July 31, 2026
Large Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
BANKS - 10.6%
2,571,007 Bank of America Corp $ 159,273,884
1,052,715 Fifth Third Bancorp 59,478,397
702,549 JPMorgan Chase & Co 247,149,713
376,202 PNC Financial Services Group, Inc 94,001,594
1,525,185 Wells Fargo & Co 131,852,243
TOTAL BANKS 691,755,831
CAPITAL GOODS - 12.7%
470,650 (a) Boeing Co 101,726,291
100,107 Deere & Co 59,330,416
406,120 Dover Corp 83,100,274
233,517 Eaton Corp plc 96,956,258
587,202 Emerson Electric Co 87,974,604
153,398 (a) Honeywell Aerospace, Inc 31,713,399
129,351 Honeywell International, Inc 31,438,639
639,413 Masco Corp 45,705,241
114,618 Parker-Hannifin Corp 111,927,916
671,945 RTX Corp 144,616,003
70,475 Trane Technologies plc 32,062,601
TOTAL CAPITAL GOODS 826,551,642
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.9%
1,596,937 (a) Amazon.com, Inc 433,696,150
191,648 Home Depot, Inc 63,619,470
956,873 (a) O'Reilly Automotive, Inc 85,496,603
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 582,812,223
CONSUMER DURABLES & APPAREL - 0.7%
7,805 (a) NVR, Inc 47,977,725
TOTAL CONSUMER DURABLES & APPAREL 47,977,725
CONSUMER SERVICES - 1.9%
271,865 Booking Holdings, Inc 52,442,758
216,653 Hilton Worldwide Holdings, Inc 69,435,120
TOTAL CONSUMER SERVICES 121,877,878
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
274,872 Walmart, Inc 30,565,766
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 30,565,766
ENERGY - 5.8%
486,992 Chevron Corp 95,854,635
829,177 ConocoPhillips 99,899,245
913,127 (a) ExxonMobil Holdings Corp 141,936,461
133,165 Valero Energy Corp 41,667,329
TOTAL ENERGY 379,357,670
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
704,055 Prologis, Inc 101,813,394
211,531 Simon Property Group, Inc 48,518,865
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 150,332,259
FINANCIAL SERVICES - 7.5%
284,267 American Express Co 95,584,779
164,524 (a) Berkshire Hathaway, Inc 84,160,607
81,055 BlackRock, Inc 88,381,561
722,707 Charles Schwab Corp 76,057,685
75,336 Goldman Sachs Group, Inc 76,720,676
461,667 Intercontinental Exchange, Inc 70,394,984
TOTAL FINANCIAL SERVICES 491,300,292
FOOD, BEVERAGE & TOBACCO - 2.4%
1,284,623 Mondelez International, Inc 80,044,859

Large Cap Value

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
414,006 Philip Morris International, Inc $ 79,000,625
TOTAL FOOD, BEVERAGE & TOBACCO 159,045,484
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
914,601 Abbott Laboratories 96,673,326
212,703 Elevance Health, Inc 79,942,295
26,783 (a) HCA, Inc 10,782,568
273,477 UnitedHealth Group, Inc 113,328,869
TOTAL HEALTH CARE EQUIPMENT & SERVICES 300,727,058
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
444,888 Procter & Gamble Co 64,281,867
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 64,281,867
INSURANCE - 3.0%
741,140 American International Group, Inc 58,238,781
206,350 Chubb Ltd 72,362,818
336,560 Marsh & McLennan Cos, Inc 63,842,067
TOTAL INSURANCE 194,443,666
MATERIALS - 3.5%
232,450 Linde plc 111,199,431
111,625 Reliance Steel & Aluminum Co 45,330,912
1,596,574 Smurfit WestRock plc 73,394,507
TOTAL MATERIALS 229,924,850
MEDIA & ENTERTAINMENT - 2.9%
187,702 Alphabet, Inc 66,943,918
39,970 Meta Platforms, Inc 22,251,699
1,039,632 Walt Disney Co 100,002,202
TOTAL MEDIA & ENTERTAINMENT 189,197,819
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
486,000 AbbVie, Inc 121,956,840
366,056 Danaher Corp 71,373,599
696,037 Johnson & Johnson 178,429,085
143,576 Regeneron Pharmaceuticals, Inc 109,495,365
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 481,254,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
215,247 Analog Devices, Inc 79,083,900
35,128 Applied Materials, Inc 17,833,432
69,110 Broadcom, Inc 26,903,141
782,632 (a) Intel Corp 70,593,406
58,444 Lam Research Corp 17,125,261
172,809 Texas Instruments, Inc 47,650,354
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 259,189,494
SOFTWARE & SERVICES - 6.3%
880,759 Microsoft Corp 409,306,322
TOTAL SOFTWARE & SERVICES 409,306,322
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
754,828 Apple, Inc 233,173,917
1,047,527 Cisco Systems, Inc 121,502,657
317,710 (a) TE Connectivity plc 65,349,770
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 420,026,344
TELECOMMUNICATION SERVICES - 0.8%
321,439 T-Mobile US, Inc 55,515,730
TOTAL TELECOMMUNICATION SERVICES 55,515,730
TRANSPORTATION - 2.1%
139,942 FedEx Corp 43,018,171
319,236 Union Pacific Corp 93,258,413
TOTAL TRANSPORTATION 136,276,584
UTILITIES - 4.5%
589,875 Ameren Corp 64,656,199
532,071 American Electric Power Co, Inc 68,025,277
739,868 Duke Energy Corp 92,801,643

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
792,717 NextEra Energy, Inc $ 68,902,962
TOTAL UTILITIES 294,386,081
TOTAL COMMON STOCKS
(Cost $3,793,553,781) 6,516,107,474
TOTAL LONG-TERM INVESTMENTS
(Cost $3,793,553,781) 6,516,107,474
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 (b) Federal Home Loan Bank (FHLB) 0.000% 08/28/26 4,986,019
TOTAL GOVERNMENT AGENCY DEBT 4,986,019
REPURCHASE AGREEMENTS - 0.5%
35,802,000 (c) Fixed Income Clearing Corporation 3.640 08/03/26 35,802,000
TOTAL REPURCHASE AGREEMENTS 35,802,000
TREASURY DEBT - 0.1%
5,000,000 (b) United States Treasury Bill 0.000 09/29/26 4,970,788
TOTAL TREASURY DEBT 4,970,788
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,759,692) 45,758,807
TOTAL INVESTMENTS - 100.5%
(Cost $3,839,313,473) 6,561,866,281
OTHER ASSETS & LIABILITIES, NET - (0.5)% (33,849,986)
NET ASSETS - 100.0% $ 6,528,016,295
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $35,812,860 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $36,518,045.

Large Cap Value

Portfolio of Investments July 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $6,516,107,474 $— $— $6,516,107,474
Short-Term Investments
:
Government agency debt — 4,986,019 — 4,986,019
Repurchase agreements — 35,802,000 — 35,802,000
Treasury debt — 4,970,788 — 4,970,788
$6,516,107,474 $45,758,807 $– $6,561,866,281
1 1 1 1 1

Portfolio of Investments July 31, 2026
Quant Mid Cap Growth

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 98.8%
BANKS - 0.8%
5,170 JPMorgan Chase & Co $ 1,818,755
33,310 Pinnacle Financial Partners, Inc 3,505,211
TOTAL BANKS 5,323,966
CAPITAL GOODS - 16.9%
76,820 (a) Allegheny Technologies, Inc 14,399,141
36,920 (a) Armstrong World Industries, Inc 6,448,447
3,940 (a) Axon Enterprise, Inc 2,079,374
10,170 Comfort Systems USA, Inc 17,590,947
15,630 EMCOR Group, Inc 12,463,831
34,710 (a) Everus Construction Group, Inc 4,353,675
127,030 Fastenal Co 6,060,601
25,090 Ferguson Enterprises, Inc 5,879,340
47,640 (a) Forgent Power Solutions, Inc 1,584,983
59,710 HEICO Corp (Class A) 15,362,189
22,130 Howmet Aerospace, Inc 6,246,414
90,710 (a) Rocket Lab Corp 5,891,615
2,940 Rockwell Automation, Inc 1,411,435
17,600 (a) Vicor Corp 3,649,712
2,300 W.W. Grainger, Inc 3,179,106
TOTAL CAPITAL GOODS 106,600,810
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
360,670 (a) ExlService Holdings, Inc 12,237,533
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,237,533
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
187,400 (a) Coupang, Inc 3,063,990
11,980 Ross Stores, Inc 3,007,818
255,680 (a) Valvoline, Inc 9,820,669
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,892,477
CONSUMER DURABLES & APPAREL - 2.5%
56,560 (a) Deckers Outdoor Corp 5,479,533
195,400 (a) On Holding AG. 7,081,296
19,290 Tapestry, Inc 2,939,217
TOTAL CONSUMER DURABLES & APPAREL 15,500,046
CONSUMER SERVICES - 7.1%
9,410 (a) Cava Group, Inc 613,814
424,350 (a) Chipotle Mexican Grill, Inc (Class A) 15,794,307
7,730 Domino's Pizza, Inc 2,685,711
40,260 (a) Dutch Bros, Inc 2,650,316
52,120 H&R Block, Inc 2,294,844
20,920 (a) Planet Fitness, Inc 1,169,637
32,910 Royal Caribbean Cruises Ltd 10,475,253
68,240 Travel & Leisure Co 5,187,605
10,340 (a) Viking Holdings Ltd 1,078,979
38,970 Wyndham Hotels & Resorts, Inc 2,917,294
TOTAL CONSUMER SERVICES 44,867,760
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
146,690 Sysco Corp 12,503,856
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 12,503,856
ENERGY - 2.4%
21,930 Cheniere Energy, Inc 5,780,090
7,250 Marathon Petroleum Corp 2,294,408
35,070 Permian Resources Corp 747,342
10,830 Phillips 66 2,292,494
15,520 Targa Resources Corp 4,196,142
TOTAL ENERGY 15,310,476
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
41,510 Apple Hospitality REIT, Inc 685,330

Quant Mid Cap Growth

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
29,580 Simon Property Group, Inc $ 6,784,764
137,220 Summit Hotel Properties, Inc 944,074
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,414,168
FINANCIAL SERVICES - 4.5%
2,300 Ameriprise Financial, Inc 1,255,432
37,780 (a) Block, Inc 3,069,247
30,220 Equitable Holdings, Inc 1,439,983
13,880 Jefferies Financial Group, Inc 757,848
17,344 MSCI, Inc (Class A) 9,924,931
119,190 (a) Robinhood Markets, Inc 10,317,086
39,410 (a),(b) SoFi Technologies, Inc 642,777
38,370 (a),(b) Toast, Inc 1,238,200
TOTAL FINANCIAL SERVICES 28,645,504
HEALTH CARE EQUIPMENT & SERVICES - 7.5%
67,035 AmerisourceBergen Corp 20,870,677
104,740 (a) Centene Corp 6,516,923
29,130 (a) DexCom, Inc 2,430,898
8,352 (a) IDEXX Laboratories, Inc 4,669,353
76,360 (a) Insulet Corp 12,626,126
TOTAL HEALTH CARE EQUIPMENT & SERVICES 47,113,977
INSURANCE - 0.7%
132,330 (a) Oscar Health, Inc 4,131,343
TOTAL INSURANCE 4,131,343
MATERIALS - 0.7%
32,190 AngloGold Ashanti PLC 2,553,311
31,530 Solstice Advanced Materials, Inc 1,897,160
TOTAL MATERIALS 4,450,471
MEDIA & ENTERTAINMENT - 1.0%
6,470 (a) Reddit, Inc 910,135
22,020 (a) Roku, Inc 3,193,120
18,470 (a) Starz Entertainment Corp 480,590
7,250 (a) Take-Two Interactive Software, Inc 1,761,170
TOTAL MEDIA & ENTERTAINMENT 6,345,015
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
24,020 (a) Alnylam Pharmaceuticals, Inc 4,936,590
2,420 (a) Ascendis Pharma A.S. 590,262
436,330 (a) Caris Life Sciences, Inc 6,837,291
11,820 (a) Corcept Therapeutics, Inc 1,353,272
3,350 (a) Exelixis, Inc 177,651
52,510 Gilead Sciences, Inc 6,837,327
71,980 (a) MeiraGTx Holdings plc 848,644
1,680 (a) Natera, Inc 449,837
74,410 (a) Neurocrine Biosciences, Inc 12,411,588
2,000 (a) REVOLUTION Medicines, Inc 375,060
94,890 Zoetis, Inc 7,334,048
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 42,151,570
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
60,030 (a) CBRE Group, Inc 8,813,004
84,700 (a) CoStar Group, Inc 2,435,972
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,248,976
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
30,920 (a) Astera Labs, Inc 9,623,231
41,130 (a) Credo Technology Group Holding Ltd 8,513,499
30,590 (a) Formfactor, Inc 3,248,658
2,200 Lam Research Corp 644,644
71,380 (a) Lattice Semiconductor Corp 8,870,393
30,920 (a) MACOM Technology Solutions Holdings, Inc 7,774,525
26,970 Microchip Technology, Inc 2,003,601
28,720 (a) Semtech Corp 3,383,790

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
46,740 Teradyne, Inc $ 17,185,831
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 61,248,172
SOFTWARE & SERVICES - 18.7%
9,700 (a) Autodesk, Inc 2,271,740
82,111 (a) Cloudflare, Inc 22,907,327
82,682 (a) Datadog, Inc 22,156,295
247,790 (a) Dynatrace, Inc 10,982,053
96,400 Gen Digital, Inc 2,646,180
15,880 (a) GoDaddy, Inc 1,313,911
25,664 (a) HubSpot, Inc 6,091,607
25,220 (a) MongoDB, Inc 8,511,246
216,524 RingCentral, Inc 12,043,065
92,510 (a) Rubrik, Inc 6,694,024
315,950 (a) SentinelOne, Inc 6,022,007
49,430 (a) Snowflake, Inc 14,496,830
116,738 (a) Trade Desk, Inc 2,105,953
TOTAL SOFTWARE & SERVICES 118,242,238
TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
28,790 Advanced Energy Industries, Inc 8,335,281
31,890 Jabil Inc 10,046,945
20,380 (a) Keysight Technologies, Inc 6,502,850
18,410 (a) Lumentum Holdings, Inc 13,143,635
19,130 NetApp, Inc 3,414,705
28,070 (a) TTM Technologies, Inc 3,240,401
205,540 (a) Viavi Solutions, Inc 7,594,703
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 52,278,520
TRANSPORTATION - 0.7%
268,700 (a) Lyft, Inc (Class A) 4,261,582
1,610 (a) XPO, Inc 323,562
TOTAL TRANSPORTATION 4,585,144
UTILITIES - 1.1%
44,831 Vistra Corp 6,643,506
TOTAL UTILITIES 6,643,506
TOTAL COMMON STOCKS
(Cost $585,126,831) 623,735,528
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.2%
55,430 (b) iShares Russell Midcap Growth Index Fund 7,596,127
TOTAL INVESTMENT COMPANIES
(Cost $7,260,312) 7,596,127
TOTAL LONG-TERM INVESTMENTS
(Cost $592,387,143) 631,331,655

Quant Mid Cap Growth

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
6,103,163 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(d) $ 6,103,163
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,103,163) 6,103,163
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENTS - 0.1%
$ 770,000 (e) Fixed Income Clearing Corporation 3.640 08/03/26 770,000
TOTAL REPURCHASE AGREEMENTS 770,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $770,000) 770,000
TOTAL INVESTMENTS - 101.1%
(Cost $599,260,306) 638,204,818
OTHER ASSETS & LIABILITIES, NET - (1.1)% (6,775,616)
NET ASSETS - 100.0% $ 631,429,202
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,809,679.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $770,234 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $785,594.

Fund Level 1 Level 2 Level 3 Total
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $623,735,528 $— $— $623,735,528
Investment companies 7,596,127 — — 7,596,127
Investments purchased with collateral from securities lending 6,103,163 — — 6,103,163
Short-Term Investments
:
Repurchase agreements — 770,000 — 770,000
$637,434,818 $770,000 $– $638,204,818
1 1 1 1 1

Mid Cap Value
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 5.4%
230,325 East West Bancorp, Inc $ 30,172,575
589,793 Fifth Third Bancorp 33,323,304
110,185 M&T Bank Corp 27,137,464
TOTAL BANKS 90,633,343
CAPITAL GOODS - 17.6%
56,058 Carlisle Cos, Inc 20,176,395
282,043 Carrier Global Corp 17,433,078
142,280 Crane Co 30,371,089
151,432 Dover Corp 30,986,016
37,752 EnerSys 7,023,760
115,977 (a) Hexcel Corp 11,939,832
54,819 Hubbell, Inc 25,904,719
146,831 ITT, Inc 28,775,939
102,889 L3Harris Technologies, Inc 28,506,426
138,625 nVent Electric plc 21,324,684
123,907 Owens Corning, Inc 17,210,682
83,916 WESCO International, Inc 28,824,307
93,672 Westinghouse Air Brake Technologies Corp 27,245,438
TOTAL CAPITAL GOODS 295,722,365
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
324,788 (a) Parsons Corp 14,358,877
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,358,877
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
100,197 (a) Autonation, Inc 21,281,843
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 21,281,843
CONSUMER DURABLES & APPAREL - 2.3%
69,259 DR Horton, Inc 9,908,193
51,359 Ralph Lauren Corp 19,533,882
267,614 (b) Whirlpool Corp 10,035,525
TOTAL CONSUMER DURABLES & APPAREL 39,477,600
CONSUMER SERVICES - 3.4%
540,563 (a) Carnival Corp Ltd 15,033,057
76,532 Darden Restaurants, Inc 15,580,384
356,935 Travel & Leisure Co 27,134,199
TOTAL CONSUMER SERVICES 57,747,640
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
178,873 (a) Performance Food Group Co 20,461,282
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,461,282
ENERGY - 7.0%
392,158 Baker Hughes Co 23,721,637
129,716 Diamondback Energy, Inc 26,325,862
1,638,018 Permian Resources Corp 34,906,164
453,659 Williams Cos, Inc 32,454,765
TOTAL ENERGY 117,408,428
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.1%
169,907 Digital Realty Trust, Inc 32,030,868
102,936 EastGroup Properties, Inc 21,514,653
242,933 Regency Centers Corp 19,505,091
647,318 STAG Industrial, Inc 24,766,387
366,471 Ventas, Inc 34,268,703
826,204 Weyerhaeuser Co 20,679,886
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 152,765,588
FINANCIAL SERVICES - 7.4%
28,430 Ameriprise Financial, Inc 15,518,231
200,750 Equitable Holdings, Inc 9,565,738
64,635 Jack Henry & Associates, Inc 9,956,376
505,249 Jefferies Financial Group, Inc 27,586,595

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
417,021 OneMain Holdings, Inc $ 26,097,174
202,054 Raymond James Financial, Inc 35,557,463
TOTAL FINANCIAL SERVICES 124,281,577
FOOD, BEVERAGE & TOBACCO - 1.5%
170,415 McCormick & Co, Inc 8,674,124
751,143 Primo Brands Corp 17,050,946
TOTAL FOOD, BEVERAGE & TOBACCO 25,725,070
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
49,515 Humana, Inc 18,016,528
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,016,528
INSURANCE - 6.5%
155,755 Allstate Corp 41,131,781
205,732 (a) Arch Capital Group Ltd 20,682,238
350,826 Fidelity National Financial, Inc 18,099,113
335,153 Unum Group 28,860,025
TOTAL INSURANCE 108,773,157
MATERIALS - 5.4%
108,878 (a) DuPont de Nemours, Inc 14,916,286
64,801 Reliance Steel & Aluminum Co 26,315,686
391,713 Smurfit WestRock plc 18,007,047
58,352 Steel Dynamics, Inc 14,661,523
232,798 Westlake Chemical Corp 16,412,259
TOTAL MATERIALS 90,312,801
MEDIA & ENTERTAINMENT - 1.6%
113,782 (a) Take-Two Interactive Software, Inc 27,639,923
TOTAL MEDIA & ENTERTAINMENT 27,639,923
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
234,856 (a) BioMarin Pharmaceutical, Inc 14,096,057
721,480 (a) Elanco Animal Health, Inc 19,025,427
537,375 (a) Exelixis, Inc 28,496,996
127,888 (a) Jazz Pharmaceuticals plc 32,337,760
50,639 (a) United Therapeutics Corp 26,216,317
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 120,172,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
305,667 Microchip Technology, Inc 22,708,001
101,048 MKS Instruments, Inc 30,056,728
109,147 Qnity Electronics, Inc 14,317,903
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 67,082,632
SOFTWARE & SERVICES - 2.7%
65,711 (a) Check Point Software Technologies 8,353,839
762,295 Gen Digital, Inc 20,924,998
56,031 VeriSign, Inc 16,250,111
TOTAL SOFTWARE & SERVICES 45,528,948
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
30,064 (a) Ciena Corp 11,335,631
466,240 (b) Crane NXT Co 24,221,168
740,741 Hewlett Packard Enterprise Co 35,481,494
116,984 TD SYNNEX Corp 29,912,809
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 100,951,102
UTILITIES - 8.1%
437,975 Alliant Energy Corp 30,999,870
162,284 American Electric Power Co, Inc 20,748,009
285,236 CMS Energy Corp 20,534,140
112,267 Entergy Corp 12,082,175
290,359 Eversource Energy 20,786,801

Mid Cap Value

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
638,552 FirstEnergy Corp $ 30,848,447
TOTAL UTILITIES 135,999,442
TOTAL COMMON STOCKS
(Cost $1,183,657,113) 1,674,340,703
TOTAL LONG-TERM INVESTMENTS
(Cost $1,183,657,113) 1,674,340,703
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
122,471 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(d) 122,471
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $122,471) 122,471
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENTS - 0.4%
$ 7,448,000 (e) Fixed Income Clearing Corporation 3.640 08/03/26 7,448,000
TOTAL REPURCHASE AGREEMENTS 7,448,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,448,000) 7,448,000
TOTAL INVESTMENTS - 100.0%
(Cost $1,191,227,584) 1,681,911,174
OTHER ASSETS & LIABILITIES, NET - (0.0)% (27,807)
NET ASSETS - 100.0% $ 1,681,883,367
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $115,215.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $7,450,259 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $7,596,999.

Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,674,340,703 $— $— $1,674,340,703
Investments purchased with collateral from securities lending 122,471 — — 122,471
Short-Term Investments
:
Repurchase agreements — 7,448,000 — 7,448,000
$1,674,463,174 $7,448,000 $– $1,681,911,174
1 1 1 1 1

Quant Small Cap Equity
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.8%
424,400 (a) Dana Inc $ 11,429,092
636,550 (a) Garrett Motion, Inc 19,828,532
TOTAL AUTOMOBILES & COMPONENTS 31,257,624
BANKS - 10.8%
143,490 Amalgamated Financial Corp 7,085,536
184,030 Ameris Bancorp 16,049,256
529,120 (a) Associated Banc-Corp 16,339,225
125,160 (a) Axos Financial, Inc 12,692,475
198,390 (a) Bank of Hawaii Corp 15,851,361
238,721 Bank of NT Butterfield & Son Ltd 14,631,210
241,880 BankUnited, Inc 11,283,702
134,590 Banner Corp 9,476,482
458,090 Berkshire Hills Bancorp, Inc 14,434,416
139,360 (a) Carter Bankshares, Inc 4,819,069
132,260 Central Pacific Financial Corp 5,211,044
155,896 Columbia Banking System, Inc 4,874,868
319,530 ConnectOne Bancorp, Inc 10,525,318
246,150 (a) Customers Bancorp, Inc 19,367,082
553,380 (a) Eastern Bankshares, Inc 12,705,605
473,560 First Busey Corp 14,614,062
361,560 (a) First Financial Bancorp 12,231,575
79,240 First Financial Corp 6,382,782
273,220 First Merchants Corp 11,786,711
200,820 (a) Hanmi Financial Corp 6,402,142
82,500 (a) Heritage Financial Corp 2,452,725
124,409 Independent Bank Corp 4,752,424
53,880 Metropolitan Bank Holding Corp 4,982,822
246,910 National Bank Holdings Corp 10,664,043
577,500 (a) Northwest Bancshares, Inc 9,089,850
513,270 OceanFirst Financial Corp 9,911,244
248,610 (a) OFG Bancorp 13,141,525
898,030 Old National Bancorp 23,923,519
166,800 (a) Orrstown Financial Services, Inc 7,127,364
61,780 Pathward Financial, Inc 5,451,467
551,345 (a) Provident Financial Services, Inc 13,607,195
184,130 Simmons First National Corp (Class A) 4,343,627
49,300 Stock Yards Bancorp, Inc 4,195,430
135,700 (a) Trustmark Corp 6,438,965
187,673 UMB Financial Corp 27,349,586
163,013 United Bankshares, Inc 7,897,980
328,331 United Community Banks, Inc 11,636,051
95,480 (a) Univest Financial Corp 4,224,035
355,050 WesBanco, Inc 14,691,969
156,790 (a) Westamerica Bancorporation 9,430,918
181,760 (a) WSFS Financial Corp 14,577,152
TOTAL BANKS 436,653,812
CAPITAL GOODS - 11.5%
2,411,990 (a) 3D Systems Corp 6,367,654
46,210 Albany International Corp (Class A) 3,443,107
333,680 (a) American Superconductor Corp 9,800,182
259,156 (a) Astronics Corp 18,008,750
53,440 AZZ, Inc 7,733,837
78,190 (a) Bloom Energy Corp 16,092,284
220,620 (a) Blue Bird Corp 16,411,922
111,207 (a) CECO Environmental Corp 7,327,429
218,560 (a) Centuri Holdings, Inc 6,084,710
6,150 Comfort Systems USA, Inc 10,637,593
173,760 Douglas Dynamics, Inc 7,668,029

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
65,850 (a) Ducommun, Inc $ 11,788,467
15,380 (a) Dycom Industries, Inc 6,168,457
108,010 EnerSys 20,095,260
37,700 EnPro Industries, Inc 11,834,784
79,950 ESCO Technologies, Inc 25,207,435
154,610 (a) Federal Signal Corp 19,318,519
134,900 Franklin Electric Co, Inc 14,126,728
441,900 (a) FuelCell Energy, Inc 9,549,459
138,880 Granite Construction, Inc 16,800,314
155,620 Helios Technologies, Inc 12,124,354
186,610 (a) Legence Corp 11,929,977
244,330 (a) Mayville Engineering Co Inc 6,271,951
93,420 McGrath RentCorp 10,757,313
32,660 (a) Modine Manufacturing Co 6,566,620
55,590 Moog, Inc (Class A) 21,671,762
504,790 Mueller Water Products, Inc (Class A) 12,740,900
420,500 (a) Newpark Resources, Inc 5,252,045
76,989 (a) NEXTracker, Inc 6,919,001
3,370,210 (a),(b) Plug Power, Inc 6,942,633
137,770 (a) Proto Labs, Inc 10,339,639
824,184 (a) Redwire Corp 7,104,466
726,970 (a) Satellogic, Inc 2,602,553
82,460 (a) SPX Technologies, Inc 18,109,865
26,170 (a) Sterling Construction Co, Inc 15,617,471
208,720 Tutor Perini Corp 17,480,300
139,510 (a) V2X, Inc 12,589,382
38,240 (a) Vicor Corp 7,929,829
119,880 (a) Xometry, Inc 10,276,114
419,830 Zurn Elkay Water Solutions Corp 21,205,613
TOTAL CAPITAL GOODS 468,896,708
COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
1,239,990 (a) ACV Auctions, Inc 9,287,525
186,690 Barrett Business Services, Inc 7,288,378
230,210 (a) Exponent, Inc 15,389,538
467,030 (a) Healthcare Services Group 10,881,799
164,689 (a) Innodata, Inc 10,347,410
338,350 Interface, Inc 11,591,871
50,310 Korn/Ferry International 4,139,004
404,490 (a) OPENLANE, Inc 16,082,522
624,710 Pitney Bowes, Inc 10,951,166
1,017,360 (a) TIC Solutions, Inc 7,436,902
159,800 TriNet Group, Inc 10,519,634
27,800 (a) Unifirst Corp 8,144,844
102,300 (a) Willdan Group, Inc 7,010,619
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 129,071,212
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.9%
183,520 Buckle, Inc 8,032,671
583,160 Kohl's Corp 11,161,682
408,220 (a) Pattern Group, Inc 9,397,224
1,759,150 (a) Petco Health & Wellness Co, Inc 4,908,029
437,540 (a) RealReal, Inc 5,289,859
193,280 (a) Revolve Group, Inc 4,853,261
111,990 Signet Jewelers Ltd 10,403,871
946,020 (a) Stitch Fix, Inc 3,803,000
239,440 (a) Victoria's Secret & Co 21,233,539
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 79,083,136
CONSUMER DURABLES & APPAREL - 2.2%
525,500 (a) Callaway Golf Co 9,700,730
575,990 (a) Capri Holdings Ltd 9,175,521
14,000 (a) Cavco Industries, Inc 7,658,420
160,760 (a) LGI Homes, Inc 8,772,673
1,446,810 (a) Peloton Interactive, Inc 9,245,116

Quant Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
179,250 (a) Skyline Champion Corp $ 14,270,092
700,800 (a) Sonos, Inc 10,273,728
341,860 Steven Madden Ltd 15,752,909
253,640 Wolverine World Wide, Inc 4,991,635
TOTAL CONSUMER DURABLES & APPAREL 89,840,824
CONSUMER SERVICES - 3.3%
92,450 (a) American Public Education, Inc 4,484,749
91,880 (a) BJ's Restaurants, Inc 6,212,007
110,090 (a) Frontdoor, Inc 7,995,837
906,280 (a) Genius Sports Ltd 6,280,520
439,080 (a) Laureate Education, Inc 16,821,155
404,390 (a) Lindblad Expeditions Holdings, Inc 11,961,856
80,790 (a) Monarch Casino & Resort, Inc 9,916,972
483,480 (a) Navan, Inc 12,870,238
153,400 (a) Penn National Gaming, Inc 3,149,302
281,390 Perdoceo Education Corp 8,951,016
648,170 (a) Rush Street Interactive, Inc 17,442,255
126,680 (a) Strategic Education, Inc 10,387,760
757,710 Super Group SGHC Ltd 10,607,940
1,066,590 (a) Sweetgreen, Inc 6,879,506
TOTAL CONSUMER SERVICES 133,961,113
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
169,710 (a) Chefs' Warehouse, Inc 19,576,048
237,300 (a) United Natural Foods, Inc 12,061,959
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 31,638,007
ENERGY - 5.4%
293,850 (a) Ardmore Shipping Corp 5,110,051
61,300 California Resources Corp 3,225,606
886,360 Crescent Energy Co 10,166,549
81,850 (a) CVR Energy, Inc 2,915,497
400,680 (a) Delek US Holdings, Inc 27,194,152
126,200 (a) Forum Energy Technologies, Inc 7,908,954
2,051,320 (a),(b) Gevo, Inc 3,035,954
838,630 (a) Green Plains, Inc 14,130,915
85,560 Kinetik Holdings, Inc 4,326,769
83,280 Kodiak Gas Services, Inc 4,889,369
322,390 Liberty Energy, Inc 6,031,917
493,760 Magnolia Oil & Gas Corp 12,694,570
370,660 (a) National Energy Services Reunited Corp 9,992,993
1,475,880 Nordic American Tankers Ltd 9,637,496
163,939 (a) Par Pacific Holdings, Inc 14,103,672
348,970 PBF Energy, Inc 25,223,552
62,650 (a) Rex American Resources Corp 2,696,456
285,350 (a) Seadrill Ltd 12,795,094
651,600 Select Water Solutions, Inc 12,067,632
339,030 SM Energy Co 11,025,256
989,110 (a) Tetra Technologies, Inc 7,616,147
995,290 W&T Offshore, Inc 3,573,091
253,900 World Fuel Services Corp 10,120,454
TOTAL ENERGY 220,482,146
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.8%
562,165 Broadstone Net Lease, Inc 12,035,953
632,920 CareTrust REIT, Inc 26,544,665
165,820 CBL & Associates Properties, Inc 9,735,292
646,230 Douglas Emmett, Inc 7,638,439
387,760 (a) Easterly Government Properties, Inc 9,445,834
359,930 InvenTrust Properties Corp 12,745,121
603,440 Kite Realty Group Trust 17,270,453
277,460 (a) LTC Properties, Inc 11,164,990
498,700 NETSTREIT Corp 10,697,115
230,870 (c) Phillips Edison & Co, Inc 9,809,666
1,120,610 RLJ Lodging Trust 13,727,472

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
153,370 Ryman Hospitality Properties, Inc $ 20,497,901
293,650 SL Green Realty Corp 15,542,895
758,780 Summit Hotel Properties, Inc 5,220,406
978,530 Sunstone Hotel Investors, Inc 11,517,298
424,450 Tanger Factory Outlet Centers, Inc 17,258,137
569,740 Urban Edge Properties 12,910,308
526,870 Xenia Hotels & Resorts, Inc 10,842,985
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 234,604,930
FINANCIAL SERVICES - 6.1%
375,490 (a) Artisan Partners Asset Management, Inc 14,734,227
79,440 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 4,651,212
1,660,890 BGC Group, Inc 19,133,453
157,000 (a) Bread Financial Holdings, Inc 16,966,990
17,730 (a) Dave, Inc 6,607,794
110,260 Enact Holdings, Inc 5,217,503
182,970 (a) Encore Capital Group, Inc 17,213,818
185,130 Essent Group Ltd 12,211,175
571,060 (a) Green Dot Corp 7,486,597
195,030 Jackson Financial, Inc 23,848,268
667,620 (a) LendingClub Corp 12,778,247
150,070 (a) LendingTree, Inc 4,781,230
336,525 (a) NMI Holdings, Inc 14,908,057
544,110 (a) OppFi, Inc 5,098,311
375,080 (b) P10, Inc 3,233,190
953,820 Pagseguro Digital Ltd 9,194,825
1,775,950 (a) Payoneer Global, Inc 12,733,561
197,410 PROG Holdings, Inc 8,689,988
360,280 Radian Group, Inc 14,047,317
164,230 Victory Capital Holdings, Inc 16,263,697
57,850 Virtus Investment Partners, Inc 9,218,397
944,730 (a) Webull Corp 6,669,794
TOTAL FINANCIAL SERVICES 245,687,651
FOOD, BEVERAGE & TOBACCO - 0.5%
40,690 Lancaster Colony Corp 4,348,540
204,840 (a),(b) Once Upon a Farm PBC 3,107,423
195,870 (a) Vita Coco Co, Inc 12,915,668
TOTAL FOOD, BEVERAGE & TOBACCO 20,371,631
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
54,970 (a) agilon health, Inc 5,035,802
382,490 (a) Angiodynamics, Inc 5,657,027
227,560 (a) AtriCure, Inc 8,592,665
849,880 (a) Aveanna Healthcare Holdings, Inc 7,980,373
268,880 (a) Axogen, Inc 11,349,425
166,650 (a) BrightSpring Health Services, Inc 9,950,671
821,370 (a) Brookdale Senior Living, Inc 11,992,002
2,027,730 (a) Butterfly Network, Inc 14,417,160
131,050 (a) Castle Biosciences, Inc 3,669,400
1,782,220 (a) Clover Health Investments Corp 7,431,857
466,200 Concentra Group Holdings Parent, Inc 14,755,230
372,400 (a) Enovis Corp 10,855,460
1,411,850 (a) Evolent Health, Inc 4,362,616
156,310 (a) Guardian Pharmacy Services, Inc 6,178,934
36,380 (a) HealthEquity, Inc 3,660,192
157,190 (a) Hinge Health, Inc 11,743,665
32,460 (a) iRadimed Corp 2,949,316
1,314,400 (a) LifeStance Health Group, Inc 13,774,912
202,420 (a) LivaNova plc 16,221,939
387,580 (a),(b) MiniMed Group, Inc 6,995,819
617,000 (a) Novocure Ltd 9,156,280
489,220 (a) Omada Health, Inc 9,706,125
237,780 (a) Omnicell, Inc 8,410,279
1,029,230 (a) Oncology Institute, Inc 5,002,058

Quant Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
347,240 (a) Option Care Health, Inc $ 7,996,937
243,510 (a) PACS Group, Inc 11,203,895
197,780 (a) Pennant Group, Inc 7,974,490
465,690 (a) Phreesia, Inc 4,996,854
438,810 (a) Privia Health Group, Inc 10,386,633
192,200 (a) Progyny, Inc 5,983,186
124,440 (a) Sonida Senior Living, Inc 5,022,398
TOTAL HEALTH CARE EQUIPMENT & SERVICES 263,413,600
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
151,250 (a) Central Garden and Pet Co (Class A) 5,733,887
290,900 (a) Herbalife Ltd 3,612,978
52,270 WD-40 Co 11,872,608
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 21,219,473
INSURANCE - 1.5%
233,970 F&G Annuities & Life, Inc 6,684,523
395,230 Fidelis Insurance Holdings Ltd 9,995,367
159,550 Hamilton Insurance Group Ltd 5,737,418
232,690 (a) Heritage Insurance Holdings, Inc 6,834,105
168,390 (a) Kingstone Cos, Inc 3,362,748
38,840 (a) Palomar Holdings, Inc 5,196,404
514,230 (a) Slide Insurance Holdings, Inc 10,269,173
84,590 Stewart Information Services Corp 5,717,438
182,970 Universal Insurance Holdings, Inc 7,997,619
TOTAL INSURANCE 61,794,795
MATERIALS - 3.6%
1,367,110 (a) Ardagh Metal Packaging S.A. 6,466,430
102,720 Balchem Corp 17,211,250
1,062,442 Coeur Mining, Inc 15,841,010
43,760 Commercial Metals Co 3,007,187
674,970 (a) Constellium SE 18,750,667
139,740 Innospec, Inc 12,014,845
144,590 (a) Intrepid Potash, Inc 4,910,277
83,250 Materion Corp 17,552,430
452,160 (a),(b) McEwen, Inc 7,817,847
345,677 Ryerson Holding Corp 9,606,364
398,930 Schweitzer-Mauduit International, Inc 3,482,659
510,870 (a) SSR Mining, Inc 13,088,489
89,430 Stepan Co 5,736,040
250,710 (a) Trimas Corp 10,010,850
TOTAL MATERIALS 145,496,345
MEDIA & ENTERTAINMENT - 2.6%
3,845,580 (a) AMC Entertainment Holdings, Inc 10,844,536
110,850 (a) Atlanta Braves Holdings, Inc 5,634,505
343,390 (a) Cargurus, Inc 12,444,454
370,900 (a) DoubleVerify Holdings, Inc 4,172,625
338,480 (a) EverQuote, Inc 8,536,466
113,750 (a),(b) Ibotta, Inc 2,730,000
120,410 John Wiley & Sons, Inc (Class A) 6,285,402
208,930 (a) Madison Square Garden Entertainment Corp 16,141,932
727,550 (a) Magnite, Inc 14,041,715
449,390 (a) PubMatic, Inc 5,662,314
538,440 (a) QuinStreet, Inc 8,345,820
22,610 (a) Sphere Entertainment Co 3,238,882
900,260 (a) Stubhub Holdings, Inc 7,598,194
TOTAL MEDIA & ENTERTAINMENT 105,676,845
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.3%
353,600 (a) 10X Genomics, Inc 16,714,672
388,800 (a) 4D Molecular Therapeutics, Inc 3,957,984
975,490 (a),(b) Absci Corp 7,589,312
541,260 (a) Acadia Pharmaceuticals, Inc 14,002,396
791,630 (a) Adaptive Biotechnologies Corp 17,867,089
890,220 (a) ADMA Biologics, Inc 7,531,261

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
308,070 (a) Agios Pharmaceuticals, Inc $ 9,248,261
377,490 (a) Alkermes plc 18,493,235
880,150 (a) Amneal Pharmaceuticals, Inc 16,124,348
263,840 (a) AnaptysBio, Inc 14,078,502
925,290 (a) Annexon, Inc 4,714,353
732,970 (a),(b) Aquestive Therapeutics, Inc 2,708,324
1,192,550 (a) Ardelyx, Inc 5,903,122
580,500 (a) AtaiBeckley, Inc 4,167,990
480,650 (a) Aurinia Pharmaceuticals, Inc 7,152,072
201,860 (a) BioAge Labs, Inc 1,824,814
1,123,960 (a) BioCryst Pharmaceuticals, Inc 10,093,161
826,340 (a) Biohaven Ltd 11,155,590
365,760 (a) Brooks Automation, Inc 10,288,829
394,000 (a) Celldex Therapeutics, Inc 14,995,640
511,730 (a) CryoPort, Inc 7,722,006
301,774 (a) Cullinan Oncology, Inc 4,979,271
341,580 (a) Definium Therapeutics, Inc 14,865,562
202,260 (a) Enliven Therapeutics, Inc 11,085,871
733,960 (a) Erasca, Inc 13,321,374
253,380 (a) Eton Pharmaceuticals, Inc 11,761,900
754,860 (a) Hyperliquid Strategies, Inc 4,687,681
291,700 (a) Ideaya Biosciences, Inc 10,355,350
251,880 (a) Immunovant, Inc 9,727,606
327,840 (a) Indivior Pharmaceuticals, Inc 13,116,878
2,707,990 (a),(b) Iovance Biotherapeutics, Inc 11,021,519
381,000 (a) Janux Therapeutics, Inc 5,779,770
190,040 (a) Keros Therapeutics, Inc 1,913,703
45,890 (a) Liquidia Corp 3,859,808
1,596,400 (a) Maravai LifeSciences Holdings, Inc 10,488,348
526,570 (a) MeiraGTx Holdings plc 6,208,260
1,230,530 (a) Myriad Genetics, Inc 3,519,316
861,050 (a) Ocular Therapeutix, Inc 7,034,778
570,030 (a) Personalis, Inc 7,216,580
241,374 Phibro Animal Health Corp 8,769,117
166,790 (a) PTC Therapeutics, Inc 11,343,388
157,900 (a) Rapport Therapeutics, Inc 6,470,742
855,170 (a) REGENXBIO, Inc 8,286,597
238,600 (a) Sarepta Therapeutics, Inc 3,545,596
213,980 (a) Scholar Rock Holding Corp 10,120,184
140,220 (a) Supernus Pharmaceuticals, Inc 6,258,019
126,290 (a),(b) Sutro Biopharma, Inc 3,052,429
508,690 (a) Syndax Pharmaceuticals, Inc 9,690,544
432,200 (a) Tenax Therapeutics, Inc 5,921,140
463,010 (a) TG Therapeutics, Inc 24,090,410
300,950 (a) Travere Therapeutics, Inc 16,820,096
196,810 (a) Twist Bioscience Corp 18,017,956
288,110 (a) Vericel Corp 13,241,536
892,320 (a) Vir Biotechnology, Inc 7,727,491
318,110 (a) Xenon Pharmaceuticals, Inc 19,935,954
1,199,820 (a) Xeris Biopharma Holdings, Inc 9,694,546
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 540,262,281
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
266,060 (a) Compass, Inc 3,030,423
896,190 (a) Cushman & Wakefield Ltd 12,026,870
644,380 (a) Newmark Group, Inc 9,662,478
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 24,719,771
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
133,810 (a) Ambarella, Inc 11,507,660
269,260 (a) Cohu, Inc 12,921,787
73,460 (a) Credo Technology Group Holding Ltd 15,205,485
143,370 (a) Formfactor, Inc 15,225,894
159,640 Kulicke & Soffa Industries, Inc 14,239,888

Quant Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
181,610 (a) MaxLinear, Inc $ 12,135,180
143,770 (a) Rambus, Inc 13,087,383
225,780 (a),(b) Rigetti Computing, Inc 3,375,411
144,580 (a) Semtech Corp 17,034,416
73,480 (a) SkyWater Technology, Inc 2,409,678
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 117,142,782
SOFTWARE & SERVICES - 6.2%
127,060 (a) ACI Worldwide, Inc 7,284,350
263,400 (a),(b) Alkami Technology, Inc 4,785,978
342,040 (a) Appian Corp 9,221,398
461,270 (a),(b) Arteris, Inc 13,782,748
1,148,970 (a) Asana, Inc 9,559,430
831,630 (a) AvePoint, Inc 10,836,139
351,330 (a) Backblaze, Inc 4,820,248
291,730 (a) Box, Inc 9,204,081
354,180 (a) Braze, Inc 8,826,166
613,280 (a) Cerence, Inc 5,225,146
463,950 (a) Cipher Mining, Inc 10,355,364
272,010 Clear Secure, Inc 15,025,832
108,780 (a) Commvault Systems, Inc 12,814,284
617,960 (a) Digital Turbine, Inc 4,980,758
102,290 (a),(b) D-Wave Quantum, Inc 1,849,403
288,510 (a) Fastly, Inc 6,537,637
1,023,790 (a) Freshworks, Inc 11,625,135
262,900 (a) HeartFlow, Inc 6,632,967
243,560 (a) Intapp, Inc 7,961,976
524,900 (a) Mitek Systems, Inc 8,765,830
459,900 (a) PagerDuty, Inc 4,865,742
168,460 (a) Q2 Holdings, Inc 10,254,160
68,800 (a) Red Violet, Inc 4,773,344
82,820 (a) SPS Commerce, Inc 6,078,160
337,170 (a) Tenable Holdings, Inc 11,005,229
477,690 (a) Teradata Corp 14,803,613
234,360 (a) Varonis Systems, Inc 9,362,682
905,990 (a) Weave Communications, Inc 5,925,175
769,490 (a) Zeta Global Holdings Corp 16,620,984
TOTAL SOFTWARE & SERVICES 253,783,959
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
114,330 Belden CDT, Inc 14,182,636
645,290 CommScope Holding Co, Inc 7,575,705
986,410 (a) Corsair Gaming, Inc 10,465,810
250,350 Crane NXT Co 13,005,682
150,090 (a) Diebold Nixdorf, Inc 11,045,123
66,070 ePlus, Inc 6,105,529
573,270 (a) Extreme Networks, Inc 17,278,358
131,300 (a) Insight Enterprises, Inc 16,928,509
74,610 (a),(b) IonQ, Inc 2,718,788
190,180 (a) Netscout Systems, Inc 7,734,621
23,043 (a) OSI Systems, Inc 5,101,490
93,151 (a) Sanmina Corp 17,285,100
172,750 (a) Scansource, Inc 9,781,105
84,610 (a) TTM Technologies, Inc 9,767,378
171,600 (a) Viasat, Inc 13,201,188
397,610 Vishay Intertechnology, Inc 13,606,214
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 175,783,236
TELECOMMUNICATION SERVICES - 0.7%
192,720 (a) Bandwidth, Inc 7,543,061
139,650 IDT Corp 9,197,349
2,053,870 (a) Lumen Technologies, Inc 13,103,690
TOTAL TELECOMMUNICATION SERVICES 29,844,100
TRANSPORTATION - 1.8%
121,847 (a) Allegiant Travel Co 11,950,754

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
72,170 ArcBest Corp $ 10,417,739
279,820 Heartland Express, Inc 3,422,199
523,830 Marten Transport Ltd 7,747,446
28,310 Matson, Inc 5,735,323
204,940 (a) Skywest, Inc 21,922,432
291,820 Werner Enterprises, Inc 10,919,904
TOTAL TRANSPORTATION 72,115,797
UTILITIES - 2.3%
90,250 (a) American States Water Co 7,729,010
345,950 Avista Corp 13,993,677
268,779 (a),(b) Brookfield Infrastructure Corp 11,369,352
99,010 California Water Service Group 4,961,391
297,780 (a) Hawaiian Electric Industries, Inc 3,847,318
209,470 NorthWestern Corp 14,398,968
140,090 ONE Gas, Inc 10,877,988
387,750 Portland General Electric Co 19,127,708
95,130 (a) Unitil Corp 5,131,312
TOTAL UTILITIES 91,436,724
TOTAL COMMON STOCKS
(Cost $3,090,858,581) 4,024,238,502
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
159,976 (d) Eli Lilly & Co 12/31/49 100,785
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,785
TOTAL RIGHTS/WARRANTS
(Cost $100,785) 100,785
TOTAL LONG-TERM INVESTMENTS
(Cost $3,090,959,366) 4,024,339,287
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
27,923,483 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 27,923,483
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $27,923,483) 27,923,483
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/28/26 4,986,019
TOTAL GOVERNMENT AGENCY DEBT 4,986,019
REPURCHASE AGREEMENTS - 0.8%
31,219,000 (h) Fixed Income Clearing Corporation 3 .640 08/03/26 31,219,000
TOTAL REPURCHASE AGREEMENTS 31,219,000
TREASURY DEBT - 0.1%
5,000,000 (g) United States Treasury Bill 0 .000 09/29/26 4,970,788
TOTAL TREASURY DEBT 4,970,788
TOTAL SHORT-TERM INVESTMENTS
(Cost $41,176,692) 41,175,807
TOTAL INVESTMENTS - 100.8%
(Cost $3,160,059,541) 4,093,438,577
OTHER ASSETS & LIABILITIES, NET - (0.8)% (34,413,112)
NET ASSETS - 100.0% $ 4,059,025,465
REIT Real Estate Investment Trust

Quant Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $54,029,576.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $31,228,470 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $31,843,517.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 168 09/18/26  $ 25,416,432 $ 24,679,200 $ (737,232)
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $4,021,828,824 $2,409,678 $— $4,024,238,502
Rights/Warrants — — 100,785 100,785
Investments purchased with collateral from securities lending 27,923,483 — — 27,923,483
Short-Term Investments
:
Government agency debt — 4,986,019 — 4,986,019
Repurchase agreements — 31,219,000 — 31,219,000
Treasury debt — 4,970,788 — 4,970,788
$4,049,752,307 $43,585,485 $100,785 $4,093,438,577
Investments in Derivatives
Futures contracts* (737,232) – – (737,232)
$(737,232) $– $– $(737,232)
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
Quant Small/Mid-Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 98.0%
AUTOMOBILES & COMPONENTS - 1.4%
119,450 (a) Adient plc $ 2,513,228
206,590 BorgWarner, Inc 13,168,047
433,050 (a) Garrett Motion, Inc 13,489,507
52,800 Lear Corp 6,897,792
TOTAL AUTOMOBILES & COMPONENTS 36,068,574
BANKS - 6.6%
93,366 Ameris Bancorp 8,142,449
420,900 Banc of California, Inc 8,060,235
64,770 (a) Bank of Hawaii Corp 5,175,123
145,864 Bank of NT Butterfield & Son Ltd 8,940,004
164,665 BankUnited, Inc 7,681,622
456,518 (a) Capitol Federal Financial, Inc 4,035,619
84,199 Cathay General Bancorp 5,320,535
111,676 Central Pacific Financial Corp 4,400,034
140,470 (a) Commerce Bancshares, Inc 8,325,657
54,998 (a) Customers Bancorp, Inc 4,327,243
125,485 East West Bancorp, Inc 16,438,535
256,600 First BanCorp 7,423,438
178,900 First Commonwealth Financial Corp 3,851,717
261,381 First Financial Bankshares, Inc 9,184,928
168,205 (a) First Hawaiian, Inc 4,674,417
348,470 First Horizon National Corp 8,934,771
165,000 (a) Hilltop Holdings, Inc 6,507,600
280,110 Home Bancshares, Inc 8,703,018
112,953 National Bank Holdings Corp 4,878,440
532,500 (a) Northwest Bancshares, Inc 8,381,550
156,702 (a) OFG Bancorp 8,283,268
72,100 ServisFirst Bancshares, Inc 6,452,950
123,340 United Bankshares, Inc 5,975,823
108,430 (a) Webster Financial Corp 8,372,964
84,731 (a) Westamerica Bancorporation 5,096,570
TOTAL BANKS 177,568,510
CAPITAL GOODS - 14.8%
30,923 (a) AAR Corp 4,330,457
76,412 Albany International Corp (Class A) 5,693,458
127,624 (a) Allegheny Technologies, Inc 23,921,843
75,740 Allegion plc 11,921,476
192,690 (a) API Group Corp 7,645,939
37,488 Applied Industrial Technologies, Inc 12,941,232
49,810 (a) Armstrong World Industries, Inc 8,699,815
46,408 (a) Astronics Corp 3,224,892
41,520 (a) Bloom Energy Corp 8,545,231
81,170 Boise Cascade Co 6,199,765
35,138 Carpenter Technology Corp 18,259,813
7,384 Comfort Systems USA, Inc 12,772,031
79,300 (a) Core & Main, Inc 3,486,821
56,426 Crane Co 12,044,694
12,411 Curtiss-Wright Corp 8,985,564
11,650 EnerSys 2,167,482
27,800 EnPro Industries, Inc 8,726,976
47,690 (a) Everus Construction Group, Inc 5,981,757
74,751 (a) Federal Signal Corp 9,340,137
126,400 (a) Forgent Power Solutions, Inc 4,205,328
82,120 Franklin Electric Co, Inc 8,599,606
39,000 (a) Generac Holdings, Inc 7,687,290
301,550 (a) Hayward Holdings, Inc 4,562,452
134,700 Helios Technologies, Inc 10,494,477
132,100 Kennametal, Inc 4,487,437

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
23,160 (a) Legence Corp $ 1,480,619
181,630 (a) Leonardo DRS, Inc 8,364,062
50,110 Lincoln Electric Holdings, Inc 13,094,244
13,700 (a) Mastec, Inc 3,604,470
39,100 MSC Industrial Direct Co (Class A) 4,824,940
211,620 Mueller Industries, Inc 14,053,684
323,460 Mueller Water Products, Inc (Class A) 8,164,130
81,920 (a) Newpark Resources, Inc 1,023,181
41,210 Nordson Corp 12,271,514
137,422 nVent Electric plc 21,139,626
40,300 (a) Proto Labs, Inc 3,024,515
18,600 (a) RBC Bearings, Inc 10,254,366
148,100 Sensata Technologies Holding plc 6,855,549
43,810 (a) SiteOne Landscape Supply, Inc 4,137,416
37,743 (a) SPX Technologies, Inc 8,289,118
19,170 (a) Sterling Construction Co, Inc 11,440,081
112,130 Toro Co 10,301,383
103,533 (a) V2X, Inc 9,342,818
20,600 Valmont Industries, Inc 9,923,020
30,960 WESCO International, Inc 10,634,450
205,700 Zurn Elkay Water Solutions Corp 10,389,907
TOTAL CAPITAL GOODS 397,539,066
COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
484,664 (a) ACV Auctions, Inc 3,630,134
78,100 (a) CBIZ, Inc 4,301,748
38,340 (a) Cimpress plc 3,784,158
251,681 (a) ExlService Holdings, Inc 8,539,536
114,200 Genpact Ltd 4,016,414
51,300 (a) Innodata, Inc 3,223,179
107,300 Interface, Inc 3,676,098
57,100 Manpower, Inc 2,993,182
231,120 (a) OPENLANE, Inc 9,189,331
38,210 (a) Paylocity Holding Corp 5,268,968
314,100 Pitney Bowes, Inc 5,506,173
82,830 (a) Planet Labs PBC 1,696,359
210,250 Tetra Tech, Inc 6,971,890
146,840 TriNet Group, Inc 9,666,477
22,100 (a) Unifirst Corp 6,474,858
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 78,938,505
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
69,500 A-Mark Precious Metals, Inc 2,874,520
239,030 American Eagle Outfitters, Inc 4,106,536
13,560 (a) Autonation, Inc 2,880,144
139,200 (a) Carmax, Inc 7,970,592
186,700 (a) Chewy, Inc 4,219,420
8,010 Dillard's, Inc (Class A) 4,712,603
98,700 (a) Etsy, Inc 8,061,816
55,560 (a) Five Below, Inc 12,063,743
10,400 Group 1 Automotive, Inc 2,982,408
22,230 Lithia Motors, Inc (Class A) 8,567,887
296,810 Macy's, Inc 7,366,824
166,000 (a) Pattern Group, Inc 3,821,320
791,360 (a) Petco Health & Wellness Co, Inc 2,207,894
582,640 (a) RealReal, Inc 7,044,118
59,900 Signet Jewelers Ltd 5,564,710
82,173 (a) Sonic Automotive, Inc (Class A) 7,525,403
573,330 (a) ThredUp, Inc 3,313,847
174,700 (a) Valvoline, Inc 6,710,227
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 101,994,012
CONSUMER DURABLES & APPAREL - 1.8%
52,100 Acushnet Holdings Corp 5,276,167
231,490 (a) Amer Sports, Inc 8,220,210

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
6,760 (a) Cavco Industries, Inc $ 3,697,923
179,200 Ermenegildo Zegna NV 2,636,032
205,490 (a) Figs, Inc 2,198,743
131,240 (a) Hasbro, Inc 12,328,686
102,050 (a) Skyline Champion Corp 8,124,200
103,400 Steven Madden Ltd 4,764,672
TOTAL CONSUMER DURABLES & APPAREL 47,246,633
CONSUMER SERVICES - 3.9%
961,174 ADT, Inc 7,343,369
264,420 Aramark 15,064,008
65,400 (a) BJ's Restaurants, Inc 4,421,694
77,390 (a) Bright Horizons Family Solutions, Inc 5,768,651
103,700 Cracker Barrel Old Country Store, Inc 5,847,643
184,301 (a) Laureate Education, Inc 7,060,571
264,700 (a) Navan, Inc 7,046,314
160,180 (a) OneSpaWorld Holdings Ltd 4,126,237
311,700 (a) Penn National Gaming, Inc 6,399,201
179,230 Perdoceo Education Corp 5,701,306
308,470 (a) Rush Street Interactive, Inc 8,300,928
68,361 (a) Strategic Education, Inc 5,605,602
576,890 Super Group SGHC Ltd 8,076,460
49,100 Texas Roadhouse, Inc (Class A) 10,087,104
56,900 Wyndham Hotels & Resorts, Inc 4,259,534
TOTAL CONSUMER SERVICES 105,108,622
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
93,521 (a) Performance Food Group Co 10,697,867
306,180 (a) United Natural Foods, Inc 15,563,130
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 26,260,997
ENERGY - 4.0%
297,620 (a) Ardmore Shipping Corp 5,175,612
71,460 (a) Delek US Holdings, Inc 4,849,990
181,780 (a) Green Plains, Inc 3,062,993
84,250 HF Sinclair Corp 7,706,347
110,400 Kinetik Holdings, Inc 5,582,928
97,100 Kodiak Gas Services, Inc 5,700,741
824,300 (a) Kosmos Energy Ltd 2,217,367
262,080 Magnolia Oil & Gas Corp 6,738,077
86,200 Murphy Oil Corp 3,425,588
174,700 (a) National Energy Services Reunited Corp 4,709,912
1,138,700 Nordic American Tankers Ltd 7,435,711
317,170 Patterson-UTI Energy, Inc 3,323,942
137,260 PBF Energy, Inc 9,921,153
678,750 Permian Resources Corp 14,464,162
288,700 Select Water Solutions, Inc 5,346,724
259,940 (a) Talos Energy, Inc 3,945,889
218,300 Viper Energy, Inc 9,738,363
65,800 World Fuel Services Corp 2,622,788
TOTAL ENERGY 105,968,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.0%
81,090 Agree Realty Corp 6,308,802
330,834 American Homes 4 Rent 11,056,472
584,200 Apple Hospitality REIT, Inc 9,645,142
321,315 Brixmor Property Group, Inc 10,124,635
294,300 Broadstone Net Lease, Inc 6,300,963
164,630 Corporate Office Properties Trust 6,249,355
252,780 CubeSmart 10,480,259
156,276 First Industrial Realty Trust, Inc 10,289,212
284,620 Four Corners Property Trust, Inc 7,286,272
448,480 Host Hotels & Resorts Inc 11,270,302
209,700 Independence Realty Trust, Inc 3,487,311
92,510 InvenTrust Properties Corp 3,275,779
353,610 Kimco Realty Corp 9,009,983

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
231,010 Millrose Properties, Inc $ 6,463,660
351,960 NETSTREIT Corp 7,549,542
188,300 Outfront Media, Inc 6,001,121
364,200 Pebblebrook Hotel Trust 6,956,220
140,086 Regency Centers Corp 11,247,505
402,500 RLJ Lodging Trust 4,930,625
675,800 Sunstone Hotel Investors, Inc 7,954,166
175,100 Xenia Hotels & Resorts, Inc 3,603,558
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 159,490,884
FINANCIAL SERVICES - 7.2%
212,900 Ally Financial, Inc 9,224,957
83,500 (a) Artisan Partners Asset Management, Inc 3,276,540
732,730 BGC Group, Inc 8,441,050
178,689 (a) Brightsphere Investment Group, Inc 15,454,812
282,300 (a) Chime Financial, Inc 6,490,077
100,000 (a) Cohen & Steers, Inc 8,227,000
22,640 (a) Enova International, Inc 5,753,730
107,400 Essent Group Ltd 7,084,104
107,030 (a) Flywire Corp 1,713,550
26,250 Hamilton Lane, Inc 2,333,887
30,100 (a) Houlihan Lokey, Inc 3,777,249
378,330 Invesco Ltd 11,198,568
41,300 Jack Henry & Associates, Inc 6,361,852
114,000 Jefferies Financial Group, Inc 6,224,400
21,630 MarketAxess Holdings, Inc 3,510,549
321,600 MGIC Investment Corp 9,660,864
141,500 (a) Miami International Holdings, Inc 6,656,160
152,552 (a) NMI Holdings, Inc 6,758,054
251,000 (a) Paymentus Holdings, Inc 8,559,100
227,740 Radian Group, Inc 8,879,583
291,240 (a) Remitly Global, Inc 6,631,535
75,753 StepStone Group, Inc 3,322,526
182,323 (a) StoneX Group, Inc 13,960,472
147,200 TPG, Inc 6,426,752
43,914 Victory Capital Holdings, Inc 4,348,803
81,400 Voya Financial, Inc 8,093,602
677,000 (a) Webull Corp 4,779,620
314,550 (b) WisdomTree, Inc 6,092,833
TOTAL FINANCIAL SERVICES 193,242,229
FOOD, BEVERAGE & TOBACCO - 0.8%
47,610 Coca-Cola Consolidated Inc 8,945,919
121,030 (a) Darling International, Inc 7,339,259
218,540 Smithfield Foods, Inc 5,690,782
TOTAL FOOD, BEVERAGE & TOBACCO 21,975,960
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
48,300 (a) agilon health, Inc 4,424,763
405,920 (a) Alphatec Holdings, Inc 3,864,358
442,100 (a) Aveanna Healthcare Holdings, Inc 4,151,319
333,760 (a) BrightSpring Health Services, Inc 19,928,810
931,800 (a) Butterfly Network, Inc 6,625,098
1,474,500 (a) Clover Health Investments Corp 6,148,665
120,730 (a) Doximity, Inc 2,524,464
208,760 (a) Envista Holdings Corp 5,701,236
708,200 (a) Evolent Health, Inc 2,188,338
90,300 (a) Henry Schein, Inc 7,743,225
120,022 (a) LivaNova plc 9,618,563
62,330 (a) Merit Medical Systems, Inc 5,298,673
97,700 (a) Novocure Ltd 1,449,868
160,900 (a) Omada Health, Inc 3,192,256
367,330 (a) Option Care Health, Inc 8,459,610
275,584 (a) Privia Health Group, Inc 6,523,073
213,150 (a) Progyny, Inc 6,635,360

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
214,000 (a) Schrodinger, Inc $ 3,239,960
115,800 (a) Solventum Corp 9,893,952
TOTAL HEALTH CARE EQUIPMENT & SERVICES 117,611,591
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
130,600 (a) Energizer Holdings, Inc 2,738,682
250,250 (a) Reynolds Consumer Products, Inc 6,241,235
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 8,979,917
INSURANCE - 3.4%
76,200 American Financial Group, Inc 10,799,064
93,899 Axis Capital Holdings Ltd 9,889,443
133,830 CNO Financial Group, Inc 7,372,695
228,110 Hamilton Insurance Group Ltd 8,202,835
60,380 (a) Lemonade, Inc 2,916,958
63,390 Mercury General Corp 6,790,337
456,005 (a) Oscar Health, Inc 14,236,476
93,533 Selective Insurance Group, Inc 8,865,993
222,090 (a) SiriusPoint Ltd 5,252,428
83,790 Stewart Information Services Corp 5,663,366
141,200 Unum Group 12,158,732
TOTAL INSURANCE 92,148,327
MATERIALS - 3.8%
303,600 (a) Ardagh Metal Packaging S.A. 1,436,028
107,880 Avient Corp 3,918,201
55,490 Balchem Corp 9,297,627
679,090 Coeur Mining, Inc 10,125,232
190,670 (a) Compass Minerals International, Inc 5,594,258
451,759 (a) Constellium SE 12,549,865
142,320 Element Solutions, Inc 5,227,414
116,260 (a) Idaho Strategic Resources, Inc 3,263,418
91,820 Innospec, Inc 7,894,684
56,080 Kaiser Aluminum Corp 8,954,854
69,256 Minerals Technologies, Inc 5,280,077
209,200 Mosaic Co 4,627,504
48,992 Royal Gold, Inc 9,717,563
297,180 (a) SSR Mining, Inc 7,613,752
17,980 Stepan Co 1,153,237
108,790 (a) Trimas Corp 4,343,985
TOTAL MATERIALS 100,997,699
MEDIA & ENTERTAINMENT - 2.5%
1,854,700 (a) AMC Entertainment Holdings, Inc 5,230,254
225,100 (a) Cargurus, Inc 8,157,624
153,400 (a) Grindr, Inc 2,659,956
112,780 (a) Madison Square Garden Entertainment Corp 8,713,383
304,380 (a) Magnite, Inc 5,874,534
307,630 (a) MediaAlpha, Inc 3,808,459
378,670 News Corp (Class A) 10,436,145
145,100 (a),(b) NIQ Global Intelligence PLC 1,620,767
200,300 (a) Pinterest, Inc 4,809,203
75,990 (a) Roku, Inc 11,019,310
452,400 (a) Stubhub Holdings, Inc 3,818,256
TOTAL MEDIA & ENTERTAINMENT 66,147,891
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
302,300 (a) Adaptive Biotechnologies Corp 6,822,911
605,560 (a) ADMA Biologics, Inc 5,123,037
110,400 (a) Agios Pharmaceuticals, Inc 3,314,208
87,530 (a) Alkermes plc 4,288,095
590,790 (a) Amneal Pharmaceuticals, Inc 10,823,273
28,500 (a) AnaptysBio, Inc 1,520,760
554,170 (a) Annexon, Inc 2,823,496
234,360 (a) Arcutis Biotherapeutics, Inc 6,294,910
921,490 (a) Ardelyx, Inc 4,561,375
28,500 (a) Ascendis Pharma A.S. 6,951,435

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
735,750 (a) BioCryst Pharmaceuticals, Inc $ 6,607,035
382,100 (a) Biohaven Ltd 5,158,350
130,900 (a) Bridgebio Pharma, Inc 10,483,781
90,500 (a) Corcept Therapeutics, Inc 10,361,345
293,000 (a) Erasca, Inc 5,317,950
127,023 (a) Exelixis, Inc 6,736,030
455,480 (a) Fortrea Holdings, Inc 8,731,552
126,781 (a) Halozyme Therapeutics, Inc 10,464,504
239,940 (a) Innoviva, Inc 5,031,542
98,800 (a) Janux Therapeutics, Inc 1,498,796
434,400 (a) Maravai LifeSciences Holdings, Inc 2,854,008
29,840 (a) Mirum Pharmaceuticals, Inc 3,161,548
27,857 (a) Natera, Inc 7,458,990
74,084 (a) Neurocrine Biosciences, Inc 12,357,211
314,940 (a) Nurix Therapeutics, Inc 7,309,757
53,607 (a) PTC Therapeutics, Inc 3,645,812
252,300 QIAGEN NV 10,445,220
315,300 (a) Replimune Group, Inc 3,531,360
270,950 (a) Roivant Sciences Ltd 9,187,914
141,500 (a) Tango Therapeutics, Inc 3,845,970
75,100 (a),(b) Tempus AI, Inc 3,294,637
233,720 (a) TG Therapeutics, Inc 12,160,452
225,690 (a) Travere Therapeutics, Inc 12,613,814
248,080 (a) Ultragenyx Pharmaceutical, Inc 6,179,673
79,600 (a) Veracyte, Inc 3,687,072
90,300 (a) Vericel Corp 4,150,188
1,088,540 Viatris, Inc 19,114,762
394,400 (a) Vir Biotechnology, Inc 3,415,504
77,700 (a) Xenon Pharmaceuticals, Inc 4,869,459
797,160 (a) Xeris Biopharma Holdings, Inc 6,441,053
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 262,638,789
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
231,810 (a) Compass, Inc 2,640,316
450,704 eXp World Holdings, Inc 1,825,351
26,570 (a) Jones Lang LaSalle, Inc 9,433,147
337,760 (a) Newmark Group, Inc 5,064,711
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,963,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
152,090 Amkor Technology, Inc 7,584,728
41,300 (a) Ceva, Inc 1,348,445
42,982 (a) Credo Technology Group Holding Ltd 8,896,844
113,930 (a) Formfactor, Inc 12,099,366
137,890 (a) Ichor Holdings Ltd 10,378,980
37,050 Kulicke & Soffa Industries, Inc 3,304,860
60,600 (a) Lattice Semiconductor Corp 7,530,762
37,260 (a) MACOM Technology Solutions Holdings, Inc 9,368,654
82,000 (a) MaxLinear, Inc 5,479,240
53,870 MKS Instruments, Inc 16,023,632
287,200 (a) Navitas Semiconductor Corp 3,118,992
28,500 (a) Rambus, Inc 2,594,355
143,530 (a),(b) Rigetti Computing, Inc 2,145,774
81,160 (a) Semtech Corp 9,562,271
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 99,436,903
SOFTWARE & SERVICES - 5.5%
36,330 (a) ACI Worldwide, Inc 2,082,799
193,700 Adeia, Inc 5,162,105
45,400 (a) Alarm.com Holdings, Inc 2,485,650
136,900 (a) Arteris, Inc 4,090,572
150,280 (a) BILL Holdings, Inc 6,782,136
196,260 (a) Box, Inc 6,192,003
218,333 Clear Secure, Inc 12,060,715
290,930 (a) Dynatrace, Inc 12,894,018

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
72,170 (a) Elastic NV $ 4,748,064
296,330 (a) Fastly, Inc 6,714,838
322,460 (a) Freshworks, Inc 3,661,533
240,100 (a) HeartFlow, Inc 6,057,723
23,250 (a) Hut 8 Corp 2,502,398
892,000 (a) Keel Infrastructure Corp 3,541,240
170,100 (a) Mitek Systems, Inc 2,840,670
291,700 (a) nCino OpCo, Inc 5,384,782
145,300 (a) Nutanix, Inc 8,574,153
475,500 (a) PagerDuty, Inc 5,030,790
89,100 (a) Procore Technologies, Inc 4,880,007
363,304 (a) SentinelOne, Inc 6,924,574
412,870 (a) Unity Software, Inc 13,092,108
300,100 (a) Varonis Systems, Inc 11,988,995
107,560 (a) Workiva, Inc 6,432,088
145,000 (a) Zeta Global Holdings Corp 3,132,000
TOTAL SOFTWARE & SERVICES 147,255,961
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
53,390 Avnet, Inc 4,743,168
50,500 Benchmark Electronics, Inc 4,028,385
60,506 (a) Calix, Inc 2,172,165
15,680 (a) Coherent Corp 4,122,115
423,410 CommScope Holding Co, Inc 4,970,833
177,578 (a) Extreme Networks, Inc 5,352,201
43,400 (a) F5 Networks, Inc 17,471,538
58,130 (a) Flextronics International Ltd 6,612,288
85,700 Ingram Micro Holding Corp 2,417,597
33,400 (a) Insight Enterprises, Inc 4,306,262
79,208 (a),(b) IonQ, Inc 2,886,340
147,000 (a) Knowles Corp 5,378,730
23,900 Littelfuse, Inc 10,566,907
9,160 (a) Lumentum Holdings, Inc 6,539,690
85,480 Napco Security Technologies, Inc 3,169,598
46,550 (a) Plexus Corp 11,699,877
104,400 Ralliant Corp 6,824,628
6,680 (a) SanDisk Corp 8,115,064
67,060 TD SYNNEX Corp 17,147,242
91,540 (a) TTM Technologies, Inc 10,567,378
39,530 (a) Viasat, Inc 3,041,043
301,289 Vishay Intertechnology, Inc 10,310,110
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 152,443,159
TELECOMMUNICATION SERVICES - 0.3%
120,100 (a) Bandwidth, Inc 4,700,714
79,350 Iridium Communications, Inc 3,756,429
TOTAL TELECOMMUNICATION SERVICES 8,457,143
TRANSPORTATION - 1.3%
551,390 (a) American Airlines Group, Inc 8,419,726
158,720 (a) GXO Logistics, Inc 7,961,395
32,200 Ryder System, Inc 8,256,724
47,300 (a) XPO, Inc 9,505,881
TOTAL TRANSPORTATION 34,143,726
UTILITIES - 2.4%
127,070 Clearway Energy, Inc (Class C) 4,031,931
85,270 Essential Utilities, Inc 3,398,010
53,400 Idacorp, Inc 7,631,394
101,934 MGE Energy, Inc 8,106,811
338,300 NiSource, Inc 15,030,669
217,650 OGE Energy Corp 10,305,728
63,600 Pinnacle West Capital Corp 6,422,964

Quant Small/Mid-Cap Equity

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
182,880 Portland General Electric Co $ 9,021,470
TOTAL UTILITIES 63,948,977
TOTAL COMMON STOCKS
(Cost $2,085,860,214) 2,624,575,887
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.7%
191,780 (b) Vanguard Russell 2000 ETF 22,578,260
75,280 Vanguard Small-Cap ETF 22,218,139
TOTAL INVESTMENT COMPANIES
(Cost $44,923,804) 44,796,399
TOTAL LONG-TERM INVESTMENTS
(Cost $2,130,784,018) 2,669,372,286
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
16,187,218 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(d) 16,187,218
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,187,218) 16,187,218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENTS - 0.4%
$ 11,431,000 (e) Fixed Income Clearing Corporation 3.640 08/03/26 11,431,000
TOTAL REPURCHASE AGREEMENTS 11,431,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,431,000) 11,431,000
TOTAL INVESTMENTS - 100.7%
(Cost $2,158,402,236) 2,696,990,504
OTHER ASSETS & LIABILITIES, NET - (0.7)% (17,502,490)
NET ASSETS - 100.0% $ 2,679,488,014
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,511,905.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $11,434,467 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $11,659,728.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $2,624,575,887 $— $— $2,624,575,887
Investment companies 44,796,399 — — 44,796,399
Investments purchased with collateral from securities lending 16,187,218 — — 16,187,218
Short-Term Investments
:
Repurchase agreements — 11,431,000 — 11,431,000
$2,685,559,504 $11,431,000 $– $2,696,990,504
1 1 1 1 1

Large Cap Responsible Equity
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 2.1%
78,318 (a) Aptiv plc $ 4,422,618
155,440 General Motors Co 13,812,398
338,939 (a) Tesla, Inc 105,481,206
TOTAL AUTOMOBILES & COMPONENTS 123,716,222
BANKS - 3.7%
457,616 Citigroup, Inc 60,611,239
453,234 JPMorgan Chase & Co 159,443,189
TOTAL BANKS 220,054,428
CAPITAL GOODS - 7.6%
55,643 3M Co 9,808,748
27,509 (a) Axon Enterprise, Inc 14,518,150
93,990 Caterpillar, Inc 76,583,992
1,029 Comfort Systems USA, Inc 1,779,851
74,841 Deere & Co 44,356,015
171,788 Eaton Corp plc 71,326,378
39,234 GE Vernova, Inc 38,853,038
379,774 Ingersoll Rand, Inc 31,665,556
48,217 Parker-Hannifin Corp 47,085,347
69,583 Quanta Services, Inc 46,436,911
13,855 Rockwell Automation, Inc 6,651,508
53,354 Trane Technologies plc 24,273,402
19,480 W.W. Grainger, Inc 26,925,646
76,500 Xylem, Inc 8,948,205
TOTAL CAPITAL GOODS 449,212,747
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
192,574 Automatic Data Processing, Inc 51,313,268
442,661 (a) Copart, Inc 12,890,288
59,406 Paychex, Inc 6,940,997
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 71,144,553
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.2%
38,600 (a) Carvana Co 2,407,096
257,180 eBay, Inc 29,321,092
146,767 Genuine Parts Co 18,253,412
230,660 Home Depot, Inc 76,569,893
91,109 Lowe's Cos, Inc 18,933,361
289,661 TJX Cos, Inc 45,575,262
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 191,060,116
CONSUMER DURABLES & APPAREL - 0.2%
64,048 (a) Deckers Outdoor Corp 6,204,970
29,392 (a) Lululemon Athletica, Inc 3,493,827
TOTAL CONSUMER DURABLES & APPAREL 9,698,797
CONSUMER SERVICES - 2.2%
308,237 Booking Holdings, Inc 59,458,917
183,122 McDonald's Corp 49,560,138
185,458 Starbucks Corp 19,519,455
TOTAL CONSUMER SERVICES 128,538,510
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
129,198 Costco Wholesale Corp 122,982,284
69,697 Target Corp 10,070,520
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 133,052,804
ENERGY - 2.9%
832,519 Baker Hughes Co 50,359,074
449,835 Halliburton Co 14,507,179
73,548 Marathon Petroleum Corp 23,275,736
360,331 ONEOK, Inc 32,721,658
144,258 Phillips 66 30,536,533

SHARES DESCRIPTION VALUE
ENERGY (continued)
69,448 Valero Energy Corp $ 21,730,279
TOTAL ENERGY 173,130,459
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
24,886 Equinix, Inc 25,365,802
429,677 (b) Prologis, Inc 62,135,591
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 87,501,393
FINANCIAL SERVICES - 8.3%
174,734 American Express Co 58,754,307
32,259 Ameriprise Financial, Inc 17,608,253
143,765 Bank of New York Mellon Corp 22,474,782
6,612 Capital One Financial Corp 1,381,974
60,283 Goldman Sachs Group, Inc 61,391,002
175,148 Mastercard, Inc (Class A) 100,377,319
25,915 Moody's Corp 12,397,218
267,688 Morgan Stanley 56,326,909
75,143 Nasdaq Stock Market, Inc 7,077,719
113,440 PayPal Holdings, Inc 6,489,902
82,164 S&P Global, Inc 33,845,817
26,013 Synchrony Financial 1,971,525
299,116 Visa, Inc (Class A) 109,515,341
TOTAL FINANCIAL SERVICES 489,612,068
FOOD, BEVERAGE & TOBACCO - 2.3%
1,257,704 Coca-Cola Co 110,162,293
416,668 Mondelez International, Inc 25,962,583
TOTAL FOOD, BEVERAGE & TOBACCO 136,124,876
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
31,805 Cigna Group 8,875,185
109,665 (a) Cooper Cos, Inc 7,930,973
278,978 (a) Edwards Lifesciences Corp 24,011,637
43,255 Elevance Health, Inc 16,256,959
9,108 Humana, Inc 3,314,037
63,433 (a) IDEXX Laboratories, Inc 35,463,487
24,128 McKesson Corp 20,658,152
19,103 STERIS plc 4,363,125
13,397 Stryker Corp 4,363,403
TOTAL HEALTH CARE EQUIPMENT & SERVICES 125,236,958
HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
881,913 Procter & Gamble Co 127,427,609
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 127,427,609
INSURANCE - 2.1%
19,757 (a) Arch Capital Group Ltd 1,986,171
117,175 Hartford Financial Services Group, Inc 16,628,305
166,793 Marsh & McLennan Cos, Inc 31,638,964
148,898 Progressive Corp 31,480,015
116,975 Travelers Cos, Inc 43,790,761
TOTAL INSURANCE 125,524,216
MATERIALS - 1.3%
190,710 Ecolab, Inc 52,946,817
131,208 Smurfit WestRock plc 6,031,632
74,944 Steel Dynamics, Inc 18,830,429
TOTAL MATERIALS 77,808,878
MEDIA & ENTERTAINMENT - 9.3%
593,136 Alphabet, Inc 211,541,954
691,688 Alphabet, Inc (Class A) 246,330,848
1,803,097 Comcast Corp (Class A) 43,202,204
157,413 Electronic Arts, Inc 33,034,692
50,997 Fox Corp (Class A) 2,969,555
1,593 Fox Corp (Class B) 82,741

Large Cap Responsible Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
389,134 News Corp (Class A) $ 10,724,533
TOTAL MEDIA & ENTERTAINMENT 547,886,527
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
148,323 AbbVie, Inc 37,220,174
42,166 Agilent Technologies, Inc 5,834,509
145,371 Amgen, Inc 55,991,094
189,751 Bristol-Myers Squibb Co 12,392,638
222,222 Danaher Corp 43,328,846
91,895 Eli Lilly & Co 105,572,652
284,717 Gilead Sciences, Inc 37,073,001
76,399 (a) Vertex Pharmaceuticals, Inc 36,449,963
13,922 West Pharmaceutical Services, Inc 4,746,845
196,891 Zoetis, Inc 15,217,705
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 353,827,427
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
165,159 (a) CBRE Group, Inc 24,246,993
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 24,246,993
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.6%
201,690 (a) Advanced Micro Devices, Inc 96,034,693
141,961 Analog Devices, Inc 52,157,891
127,797 Applied Materials, Inc 64,878,703
511,657 Broadcom, Inc 199,177,837
40,015 (a) First Solar, Inc 8,444,365
586,084 (a) Intel Corp 52,864,777
238,025 Lam Research Corp 69,746,086
143,301 Marvell Technology, Inc 26,877,536
2,466,529 Nvidia Corp 495,155,697
141,850 NXP Semiconductors NV 32,506,346
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,097,843,931
SOFTWARE & SERVICES - 9.1%
256,444 Accenture plc 42,549,188
240,529 (a) Adobe, Inc 60,230,867
180,849 (a) Autodesk, Inc 42,354,836
115,085 (a) Cadence Design Systems, Inc 39,131,202
4,081 (a) Fair Isaac Corp 4,582,841
141,028 (a) Fortinet, Inc 22,839,485
185,500 International Business Machines Corp 41,487,075
94,358 Intuit, Inc 29,823,733
122,395 (a) Palo Alto Networks, Inc 40,614,333
50,946 (a) PTC, Inc 6,989,791
414,040 Salesforce, Inc 76,191,641
354,350 (a) ServiceNow, Inc 39,414,350
73,453 (a) Synopsys, Inc 28,555,588
248,598 (a) Trimble Inc 14,065,675
66,323 VeriSign, Inc 19,234,996
179,280 (a) Workday, Inc 28,745,755
TOTAL SOFTWARE & SERVICES 536,811,356
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
956,296 Cisco Systems, Inc 110,920,773
9,535 (a) F5 Networks, Inc 3,838,505
532,946 Hewlett Packard Enterprise Co 25,528,113
182,769 (a) Keysight Technologies, Inc 58,317,933
210,439 NetApp, Inc 37,563,362
54,379 Seagate Technology Holdings plc 46,555,493
96,706 Western Digital Corp 52,689,297
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 335,413,476
TELECOMMUNICATION SERVICES - 1.4%
1,153,937 AT&T, Inc 26,829,035

SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
1,138,393 Verizon Communications, Inc $ 53,288,177
TOTAL TELECOMMUNICATION SERVICES 80,117,212
TRANSPORTATION - 1.3%
579,036 CSX Corp 29,183,414
244,021 (a) Uber Technologies, Inc 17,169,318
103,166 Union Pacific Corp 30,137,884
TOTAL TRANSPORTATION 76,490,616
UTILITIES - 1.7%
178,008 Atmos Energy Corp 30,756,222
161,287 Consolidated Edison, Inc 17,556,090
78,559 Edison International 5,763,874
32,490 Eversource Energy 2,325,959
782,073 Exelon Corp 35,834,585
80,514 PG&E Corp 1,399,333
70,155 Public Service Enterprise Group, Inc 5,379,486
TOTAL UTILITIES 99,015,549
TOTAL COMMON STOCKS
(Cost $3,308,612,967) 5,820,497,721
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 (a),(c) Nuveen ESG Large-Cap ETF 10,840,000
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 10,840,000
TOTAL LONG-TERM INVESTMENTS
(Cost $3,314,270,272) 5,831,337,721
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
11,938 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(e) 11,938
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,938) 11,938
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.3%
$ 10,000,000 (f) Federal Home Loan Bank (FHLB) 0.000 10/23/26 9,914,016
7,276,000 (f) Federal Home Loan Bank Discount Notes 0.000 09/09/26 7,246,493
TOTAL GOVERNMENT AGENCY DEBT 17,160,509
REPURCHASE AGREEMENTS - 0.7%
38,992,000 (g) Fixed Income Clearing Corporation 3.640 08/03/26 38,992,000
TOTAL REPURCHASE AGREEMENTS 38,992,000
TREASURY DEBT - 0.2%
10,000,000 (f) United States Treasury Bill 0.000 09/29/26 9,941,575
5,000,000 (f) United States Treasury Bill 0.000 10/13/26 4,963,934
TOTAL TREASURY DEBT 14,905,509
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,061,510) 71,058,018
TOTAL INVESTMENTS - 100.1%
(Cost $3,385,343,720) 5,902,407,677
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,417,430)
NET ASSETS - 100.0% $ 5,895,990,247
ETF Exchange Traded Fund

Large Cap Responsible Equity

Portfolio of Investments July 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,840.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $39,003,828 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $39,771,933.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 162 09/18/26  $ 60,320,863 $ 60,905,925 $ 585,062
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $5,820,497,721 $— $— $5,820,497,721
Investment companies 10,840,000 — — 10,840,000
Investments purchased with collateral from securities lending 11,938 — — 11,938
Short-Term Investments
:
Government agency debt — 17,160,509 — 17,160,509
Repurchase agreements — 38,992,000 — 38,992,000
Treasury debt — 14,905,509 — 14,905,509
$5,831,349,659 $71,058,018 $– $5,902,407,677
Investments in Derivatives
Futures contracts* 585,062 – – 585,062
$585,062 $– $– $585,062
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
Emerging Markets Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.8%
COMMON STOCKS - 100.8%
BRAZIL - 7.9%
7,358,100 B3 SA-Brasil Bolsa Balcao $ 22,832,805
1,787,300 Banco BTG Pactual S.A. - Unit 20,026,758
2,875,100 (a) Banco do Brasil S.A. 12,109,207
3,032,266 Itau Unibanco Holding S.A. 25,655,956
9,728 (a) Mercadolibre, Inc 18,268,697
1,666,300 Petroleo Brasileiro S.A. (Preference) 14,272,757
1,666,300 (a) Vale S.A. 25,074,295
TOTAL BRAZIL 138,240,475
CHINA - 21.1%
3,231,208 Alibaba Group Holding Ltd 49,222,261
2,502,000 (a) Baidu, Inc 34,659,202
939,240 (a) Bilibili, Inc 17,878,983
943,834 BYD Co Ltd 13,391,644
23,535,000 China Construction Bank Corp - H 27,616,578
289,310 Contemporary Amperex Technology Co Ltd 16,960,714
2,031,300 JD.com, Inc 33,414,829
9,974,000 Lenovo Group Ltd 30,502,413
772,300 (a),(b) Meituan 9,118,142
620,800 NetEase, Inc 16,517,136
2,331,500 (a),(c) RoboSense Technology Co Ltd 7,069,367
1,313,300 Sunny Optical Technology Group Co Ltd 9,386,367
676,276 Tencent Holdings Ltd 41,322,483
1,429,683 WuXi AppTec Co Ltd - A 27,190,291
5,613,400 (a),(b) Xiaomi Corp 20,598,276
2,946,197 Zijin Mining Group Co Ltd (Class A) 14,414,852
TOTAL CHINA 369,263,538
HONG KONG - 0.5%
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
1,619,297 (a),(c) Insilico Medicine Cayman TopCo 9,439,749
TOTAL HONG KONG 9,439,972
INDIA - 15.4%
739,096 (c) Dr Reddys Laboratories Ltd (ADR) 8,758,288
10,091,582 Edelweiss Financial Services Ltd 12,207,524
4,367,532 HDFC Bank Ltd 34,205,659
1,572,450 Infosys Technologies Ltd 18,679,210
6,736,488 Kotak Mahindra Bank Ltd 27,538,483
767,532 Larsen & Toubro Ltd 31,657,544
439,955 Lupin Ltd 11,135,475
92,319 (a) Maruti Suzuki India Ltd 13,767,057
5,073,988 Oil & Natural Gas Corp Ltd 12,926,663
3,724,469 Reliance Industries Ltd 50,993,364
586,459 Sun Pharmaceutical Industries Ltd 12,227,857
11,141,630 (a) Zomato Ltd 35,309,346
TOTAL INDIA 269,406,470
KOREA, REPUBLIC OF - 16.8%
171,751 Celltrion, Inc 22,133,891
82,754 Hynix Semiconductor, Inc 93,979,994
34,486 LIG Nex1 Co Ltd 16,850,582
776,915 Samsung Electronics Co Ltd 135,225,776
138,821 Samsung Electronics Co Ltd (Preference) 17,444,930

Emerging Markets Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
27,690 Samsung SDI Co Ltd $ 7,550,548
TOTAL KOREA, REPUBLIC OF 293,185,721
MEXICO - 2.0%
266,762 Fomento Economico Mexicano SAB de C.V. (ADR) 34,142,868
TOTAL MEXICO 34,142,868
PERU - 1.0%
43,652 Credicorp Ltd 17,486,118
TOTAL PERU 17,486,118
SAUDI ARABIA - 0.7%
685,623 Al Rajhi Bank 11,442,202
TOTAL SAUDI ARABIA 11,442,202
SINGAPORE - 1.5%
243,693 (a) Sea Ltd (ADR) 26,011,791
TOTAL SINGAPORE 26,011,791
SOUTH AFRICA - 5.0%
48,007 Capitec Bank Holdings Ltd 13,707,677
3,483,232 FirstRand Ltd 20,831,716
171,612 Naspers Ltd 9,016,945
1,138,951 Shoprite Holdings Ltd 19,809,739
3,646,802 Sibanye Stillwater Ltd 7,881,517
642,689 (a) Sibanye Stillwater Ltd (ADR) 5,681,371
509,134 Standard Bank Group Ltd 10,137,886
TOTAL SOUTH AFRICA 87,066,851
TAIWAN - 26.4%
4,949,000 Hon Hai Precision Industry Co, Ltd 37,795,544
2,605,000 Lite-On Technology Corp 16,508,615
216,000 MediaTek, Inc 23,009,980
2,391,000 Quanta Computer, Inc 21,270,108
4,400,400 Taiwan Semiconductor Manufacturing Co Ltd 325,476,636
4,680,000 Wistron Corp 25,098,806
70,000 Wiwynn Corp 11,396,529
TOTAL TAIWAN 460,556,218
THAILAND - 1.6%
9,383,400 CP Seven Eleven PCL (ADR) 13,453,018
12,180,600 (a) PTT PCL 14,041,404
TOTAL THAILAND 27,494,422
UNITED STATES - 0.9%
651,800 (a) BeOne Medicines Ltd 16,112,486
TOTAL UNITED STATES 16,112,486
TOTAL COMMON STOCKS
(Cost $1,159,005,813) 1,759,849,132
TOTAL LONG-TERM INVESTMENTS
(Cost $1,159,005,813) 1,759,849,132
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,445,442 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 2,445,442
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,445,442) 2,445,442

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENTS - 0.4%
$ 6,975,000 (g) Fixed Income Clearing Corporation 3.640% 08/03/26 $ 6,975,000
TOTAL REPURCHASE AGREEMENTS 6,975,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,975,000) 6,975,000
TOTAL INVESTMENTS - 101.4%
(Cost $1,168,426,255) 1,769,269,574
OTHER ASSETS & LIABILITIES, NET - (1.4)% (23,629,214)
NET ASSETS - 100.0% $ 1,745,640,360
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $29,716,418 or 1.7% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,991,507.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $6,977,116 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 10/31/30, valued at $7,114,674.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $230,320,911 $1,529,527,998 $223 $1,759,849,132
Investments purchased with collateral from securities lending 2,445,442 — — 2,445,442
Short-Term Investments
:
Repurchase agreements — 6,975,000 — 6,975,000
$232,766,353 $1,536,502,998 $223 $1,769,269,574
1 1 1 1 1

International Equity
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUSTRALIA - 5.4%
2,230,139 BHP Billiton Ltd $ 94,001,598
888,637 Commonwealth Bank of Australia 111,083,901
11,945,948 Glencore plc 87,986,083
TOTAL AUSTRALIA 293,071,582
BELGIUM - 1.2%
752,969 Anheuser-Busch InBev S.A. 65,398,344
TOTAL BELGIUM 65,398,344
BRAZIL - 1.1%
6,948,209 Itau Unibanco Holding S.A. 58,788,689
TOTAL BRAZIL 58,788,689
DENMARK - 3.5%
329,840 DSV AS 71,285,313
2,519,105 Novo Nordisk A.S. 119,157,633
TOTAL DENMARK 190,442,946
FINLAND - 1.5%
4,154,177 Nordea Bank AB publ 83,844,374
TOTAL FINLAND 83,844,374
FRANCE - 8.4%
338,204 Air Liquide 66,629,051
662,560 Airbus SE 155,541,587
440,875 Compagnie de Saint-Gobain 41,436,554
227,382 L'Oreal S.A. 101,274,853
60,729 LVMH Moet Hennessy Louis Vuitton S.A. 33,348,418
408,770 (a) Vinci S.A. 57,715,355
TOTAL FRANCE 455,945,818
GERMANY - 7.6%
2,278,974 E.ON AG. 49,096,528
383,262 HeidelbergCement AG. 71,349,930
55,502 Rheinmetall AG. 73,370,789
1,099,882 RWE AG. 72,353,478
457,681 Siemens AG. 149,957,516
TOTAL GERMANY 416,128,241
INDIA - 0.5%
535,742 HDFC Bank Ltd (ADR) 12,820,306
1,091,928 Reliance Industries Ltd 14,950,073
TOTAL INDIA 27,770,379
ITALY - 2.4%
826,640 Moncler S.p.A 47,018,248
873,636 (a) UniCredit S.p.A 82,394,211
TOTAL ITALY 129,412,459
JAPAN - 21.3%
864,700 Advantest Corp 170,849,106
2,030,800 (a) Fujitsu Ltd 46,808,465
5,066,910 Hitachi Ltd 166,045,354
77,400 (a) Kioxia Holdings Corp 21,574,196
3,184,600 Mitsubishi Electric Corp 114,719,126
9,813,889 Mitsubishi UFJ Financial Group, Inc 219,207,910
268,801 Nintendo Co Ltd 12,822,380
1,288,414 ORIX Corp 51,999,527
4,409,435 Sony Corp 103,043,487
3,565,142 Sumitomo Mitsui Financial Group, Inc 153,190,256

SHARES DESCRIPTION VALUE
JAPAN (continued)
5,230,548 Toyota Motor Corp $ 98,986,369
TOTAL JAPAN 1,159,246,176
KOREA, REPUBLIC OF - 2.7%
841,963 Samsung Electronics Co Ltd 146,547,692
TOTAL KOREA, REPUBLIC OF 146,547,692
MEXICO - 0.8%
183,004 Fomento Economico Mexicano SAB de C.V. (ADR) 23,422,682
1,808,000 Grupo Financiero Banorte S.A. de C.V. 20,938,748
TOTAL MEXICO 44,361,430
NETHERLANDS - 6.4%
99,517 ASML Holding NV 163,998,533
3,694,426 ING Groep NV 129,827,840
12,232,344 Koninklijke KPN NV 57,759,165
TOTAL NETHERLANDS 351,585,538
SOUTH AFRICA - 1.2%
1,349,764 Anglo American plc 68,327,081
TOTAL SOUTH AFRICA 68,327,081
SPAIN - 8.1%
7,009,255 Banco Bilbao Vizcaya Argentaria S.A. 196,482,643
11,405,978 Banco Santander S.A. 162,218,881
3,402,017 Iberdrola S.A. 80,810,095
TOTAL SPAIN 439,511,619
SWITZERLAND - 5.2%
1,064,559 ABB Ltd 105,028,218
397,369 Cie Financiere Richemont S.A. 93,914,877
79,780 Lonza Group AG. 55,604,888
298,727 Nestle S.A. 29,858,056
TOTAL SWITZERLAND 284,406,039
TAIWAN - 1.5%
196,978 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 79,628,357
TOTAL TAIWAN 79,628,357
UNITED KINGDOM - 7.9%
629,611 AstraZeneca plc 107,103,319
12,932,999 Barclays plc 88,895,458
1,430,370 British American Tobacco plc 86,767,577
4,381,982 HSBC Holdings plc 93,315,658
2,762,361 National Grid plc 44,213,937
175,956 Reckitt Benckiser Group plc 12,418,510
TOTAL UNITED KINGDOM 432,714,459
UNITED STATES - 12.9%
9,211,917 BP plc 69,210,669
1,002,241 CRH plc 95,222,917
17,510,342 Haleon plc 85,722,932
155,073 Linde plc 74,183,822
194,540 Novartis AG. 30,424,452
312,802 Roche Holding AG. 136,723,369
3,417,240 Shell plc 156,412,854
1,209,485 Smurfit WestRock plc 55,600,025
TOTAL UNITED STATES 703,501,040
TOTAL COMMON STOCKS
(Cost $2,838,968,250) 5,430,632,263
TOTAL LONG-TERM INVESTMENTS
(Cost $2,838,968,250) 5,430,632,263

International Equity

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENTS - 0.0%
$ 2,451,000 (b) Fixed Income Clearing Corporation 3.640% 08/03/26 $ 2,451,000
TOTAL REPURCHASE AGREEMENTS 2,451,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,451,000) 2,451,000
TOTAL INVESTMENTS - 99.6%
(Cost $2,841,419,250) 5,433,083,263
OTHER ASSETS & LIABILITIES, NET - 0.4% 19,786,253
NET ASSETS - 100.0% $ 5,452,869,516
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $2,451,743 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $2,500,219.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $420,605,546 $5,010,026,717 $— $5,430,632,263
Short-Term Investments
:
Repurchase agreements — 2,451,000 — 2,451,000
$420,605,546 $5,012,477,717 $– $5,433,083,263
1 1 1 1 1

Portfolio of Investments July 31, 2026
International Opportunities

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 1.4%
890,678 Australia and New Zealand Banking Group $ 23,277,932
1,786,961 Glencore plc 13,161,592
TOTAL AUSTRALIA 36,439,524
BELGIUM - 1.1%
346,922 Anheuser-Busch InBev S.A. 30,131,552
TOTAL BELGIUM 30,131,552
BRAZIL - 3.9%
512,207 Empresa Brasileira de Aeronautica S.A. (ADR) 34,999,105
3,589,378 Itau Unibanco Holding S.A. 30,369,672
4,177 (a) Mercadolibre, Inc 7,844,197
3,268,400 WEG S.A. 30,432,810
TOTAL BRAZIL 103,645,784
CANADA - 5.9%
234,159 (a) Agnico-Eagle Mines Ltd 33,995,106
890,013 Brookfield Corp 37,826,426
183,271 (a) Canadian National Railway Co 23,303,532
156,530 Dollarama, Inc 21,323,632
351,170 (a) Shopify, Inc (Class A) 41,127,860
TOTAL CANADA 157,576,556
CHINA - 6.4%
2,987,900 Alibaba Group Holding Ltd 45,515,855
266,400 (b) Contemporary Amperex Technology Co Ltd 21,089,490
1,152,800 Tencent Holdings Ltd 70,439,522
3,342,500 (a),(c) Wuxi Biologics Cayman, Inc 16,496,915
3,702,000 Zijin Mining Group Co Ltd 15,718,615
TOTAL CHINA 169,260,397
DENMARK - 3.1%
153,864 DSV AS 33,253,224
1,056,483 Novo Nordisk A.S. 49,973,309
TOTAL DENMARK 83,226,533
FRANCE - 5.5%
203,816 Airbus SE 47,847,537
62,149 Kering 20,513,727
103,769 L'Oreal S.A. 46,218,215
25,716 LVMH Moet Hennessy Louis Vuitton S.A. 14,121,555
335,347 (a) SPIE S.A. 18,035,208
TOTAL FRANCE 146,736,242
GERMANY - 5.5%
94,067 Deutsche Boerse AG. 28,334,594
1,098,041 Deutsche Telekom AG. 33,886,615
1,268,275 E.ON AG. 27,322,777
96,807 Merck KGaA 15,999,117
3,678 Rheinmetall AG. 4,862,127
200,152 SAP AG. 36,686,883
TOTAL GERMANY 147,092,113
HONG KONG - 1.3%
3,458,200 AIA Group Ltd 34,861,734
TOTAL HONG KONG 34,861,734
INDIA - 4.8%
4,454,831 Bharat Electronics Ltd 18,106,282
1,960,339 Bharti Airtel Ltd 40,499,275
634,776 (a) GE T&D India Ltd 28,742,911
1,461,203 (a) ICICI Bank Ltd 21,960,637

International Opportunities

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
6,472,763 (a) Reliance Strategic Investments Ltd $ 17,394,829
TOTAL INDIA 126,703,934
ITALY - 1.1%
77,864 Ferrari NV 30,615,580
TOTAL ITALY 30,615,580
JAPAN - 13.4%
197,900 Advantest Corp 39,101,467
646,700 (a) Fujitsu Ltd 14,905,965
1,522,000 Hitachi Ltd 49,876,755
96,600 (a) Keyence Corp 48,453,267
1,651,100 (a) Mitsubishi Heavy Industries Ltd 38,573,537
636,900 Softbank Group Corp 19,837,829
3,048,600 Sony Corp 71,242,319
1,356,400 (a) Sumitomo Electric Industries Ltd 17,952,077
217,100 (a) Taisei Corp 17,585,627
121,600 Tokyo Electron Ltd 40,655,385
TOTAL JAPAN 358,184,228
KOREA, REPUBLIC OF - 6.1%
440,587 (a) Doosan Heavy Industries and Construction Co Ltd 20,191,584
38,522 Hynix Semiconductor, Inc 43,747,702
568,231 Samsung Electronics Co Ltd 98,903,327
TOTAL KOREA, REPUBLIC OF 162,842,613
MACAU - 0.3%
1,559,000 Galaxy Entertainment Group Ltd 6,798,788
TOTAL MACAU 6,798,788
MEXICO - 1.7%
275,478 (a) BBB Foods, Inc 11,385,506
274,278 Fomento Economico Mexicano SAB de C.V. (ADR) 35,104,841
TOTAL MEXICO 46,490,347
NETHERLANDS - 5.4%
86,991 ASML Holding NV 143,356,375
TOTAL NETHERLANDS 143,356,375
SINGAPORE - 3.8%
1,192,000 DBS Group Holdings Ltd 68,774,464
613,587 (a) STMicroelectronics NV 32,776,837
TOTAL SINGAPORE 101,551,301
SOUTH AFRICA - 0.6%
304,864 Anglo American plc 15,432,674
TOTAL SOUTH AFRICA 15,432,674
SPAIN - 2.0%
3,357,590 Banco Santander S.A. 47,752,546
142,139 (a),(b),(d) Let's GOWEX S.A. 1,639
282,352 Merlin Properties Socimi S.A. 4,907,312
TOTAL SPAIN 52,661,497
SWEDEN - 1.9%
607,723 (a) Assa Abloy AB 22,550,023
1,301,341 Atlas Copco AB 27,497,099
TOTAL SWEDEN 50,047,122
SWITZERLAND - 3.2%
211,887 Galderma Group AG. 46,109,006
55,897 Lonza Group AG. 38,958,968
TOTAL SWITZERLAND 85,067,974
TAIWAN - 9.6%
310,000 MediaTek, Inc 33,023,582
3,018,000 Taiwan Semiconductor Manufacturing Co Ltd 223,227,090
TOTAL TAIWAN 256,250,672
UNITED ARAB EMIRATES - 0.2%
4,302,488 Salik Co PJSC 6,216,910
TOTAL UNITED ARAB EMIRATES 6,216,910
UNITED KINGDOM - 2.5%
769,734 Compass Group plc 24,443,559

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
490,608 Halma plc $ 23,439,865
515,803 RELX plc 18,141,794
TOTAL UNITED KINGDOM 66,025,218
UNITED STATES - 8.3%
727,700 (a) BeOne Medicines Ltd 17,988,733
173,561 CRH plc 16,490,030
508,368 (a) James Hardie Industries plc 13,123,374
16,761 Linde plc 8,018,127
125,789 Roche Holding AG. 54,981,413
189,344 Schneider Electric S.A. 63,616,799
330,869 Smurfit WestRock plc 15,210,048
252,770 Sunbelt Rentals Holdings, Inc 18,110,010
79,014 (a),(b) Waste Connections, Inc 13,236,543
TOTAL UNITED STATES 220,775,077
TOTAL COMMON STOCKS
(Cost $1,928,897,711) 2,637,990,745
TOTAL LONG-TERM INVESTMENTS
(Cost $1,928,897,711) 2,637,990,745
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
68,172 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 68,172
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $68,172) 68,172
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENTS - 0.8%
$ 20,164,000 (g) Fixed Income Clearing Corporation 3 .640 08/03/26 20,164,000
TOTAL REPURCHASE AGREEMENTS 20,164,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,164,000) 20,164,000
TOTAL INVESTMENTS - 99.8%
(Cost $1,949,129,883) 2,658,222,917
OTHER ASSETS & LIABILITIES, NET - 0.2% 5,142,652
NET ASSETS - 100.0% $ 2,663,365,569
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,003,822.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $16,496,915 or 0.6% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $20,170,116 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 10/31/30, valued at $20,567,470.

International Opportunities

Portfolio of Investments July 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $360,667,435 $2,277,321,671 $1,639 $2,637,990,745
Investments purchased with collateral from securities lending 68,172 — — 68,172
Short-Term Investments
:
Repurchase agreements — 20,164,000 — 20,164,000
$360,735,607 $2,297,485,671 $1,639 $2,658,222,917
1 1 1 1 1

Portfolio of Investments July 31, 2026
Quant International Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 94.7%
AUSTRALIA - 6.2%
1,264,293 AGL Energy Ltd $ 7,356,704
1,444,020 Downer EDI Ltd 7,856,040
210,288 EBOS Group Ltd 2,726,322
1,405,164 GPT Group 5,061,235
133,743 Growthpoint Properties Australia Ltd 209,442
2,937,164 HomeCo Daily Needs REIT 2,609,750
275,786 (a) Liontown Resources Ltd 186,538
180,631 Lovisa Holdings Ltd 3,010,835
6,716,125 Macmahon Holdings Ltd 4,353,196
1,931,432 Macquarie CountryWide Trust 5,459,152
895,423 Magellan Financial Group Ltd 5,993,125
4,388,277 Mirvac Group 5,503,650
7,214,468 Nine Entertainment Co Holdings Ltd 4,850,472
3,259,635 Perenti Ltd 4,836,890
2,463,569 Perseus Mining Ltd 8,433,466
5,568,916 (a) Resolute Mining Ltd 3,643,700
1,242,936 SRG Global Ltd 2,924,790
617,781 Ventia Services Group Pty Ltd 2,519,504
2,563,734 Westgold Resources Ltd 8,545,857
250,220 Worley Ltd 1,857,240
TOTAL AUSTRALIA 87,937,908
AUSTRIA - 0.7%
58,419 AT&S Austria Technologie & Systemtechnik AG. 8,946,358
42,810 Uniqa Versicherungen AG. 890,943
TOTAL AUSTRIA 9,837,301
BELGIUM - 1.7%
55,264 Barco NV 500,725
31,788 Dredging Environmental & Marine Engineering NV 6,064,521
131,256 Euronav NV 2,132,783
66,966 Fagron NV 1,788,707
118,709 (a) Galapagos NV 3,256,441
49,814 KBC Ancora 5,089,837
675,828 Proximus plc 5,007,201
TOTAL BELGIUM 23,840,215
BRAZIL - 1.2%
165,523 Alpargatas S.A. 400,653
1,340,882 Banco do Estado do Rio Grande do Sul 3,719,125
246,608 Bradespar S.A. 1,070,273
792,863 Cia de Ferro Ligas da Bahia FERBASA 936,893
2,174,745 Fleury S.A. 7,353,329
930,228 JHSF Participacoes S.A. 2,029,595
955,312 Metalurgica Gerdau S.A. 2,057,940
TOTAL BRAZIL 17,567,808
CANADA - 7.4%
273,626 (a) Advantage Energy Ltd 2,147,081
34,179 (b) Altus Group Ltd 1,141,535
90,493 Badger Infrastructure Solutions Ltd 5,736,140
1,428,771 Birchcliff Energy Ltd 6,512,713
160,867 Boardwalk REIT 7,602,410
697,269 (a) Centerra Gold, Inc 11,987,148
5,988 Colliers International Group, Inc 588,783
47,986 (a) Definity Financial Corp 2,739,465
319,854 Enerflex Ltd 7,123,331
933,183 (b) Equinox Gold Corp 8,360,936
891,108 (a) Fortuna Silver Mines, Inc 7,507,212
287,248 (a),(b) MDA Ltd 8,696,227
78,127 Onex Corp 5,982,204
484,934 (b) Sienna Senior Living, Inc 7,710,653

Quant International Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CANADA (continued)
180,848 Slate Grocery REIT $ 2,252,457
3,380 (a),(c) Spin Master Corp 49,620
33,636 Strathcona Resources Ltd 1,020,225
59,995 (a) Topaz Energy Corp 1,354,526
211,272 Torex Gold Resources, Inc 8,130,773
200,631 Triple Flag Precious Metals Corp 5,763,392
131,258 (a) Wesdome Gold Mines Ltd 2,435,368
TOTAL CANADA 104,842,199
CHILE - 0.0%
180,171 Inversiones Aguas Metropolitanas S.A. 182,580
TOTAL CHILE 182,580
CHINA - 3.1%
2,100 360 Finance, Inc (ADR) 29,148
61,000 Binjiang Service Group Co Ltd 185,744
3,008,000 China Communications Services Corp Ltd 1,637,282
2,140,000 China Foods Ltd 941,864
4,477,000 China Lesso Group Holdings Ltd 2,308,916
299,000 China Shineway Pharmaceutical Group Ltd 310,335
4,565,760 (a),(b),(d) China Zhongwang Holdings Ltd 5,822
780,000 (a),(c) HBM Holdings Ltd 1,211,365
138,400 JOYY, Inc (ADR) 10,182,088
1,038,000 Kinetic Development Group Ltd 223,684
259,000 Kingboard Chemical Holdings Ltd 1,295,259
1,223,525 (c) Legend Holdings Corp 2,048,327
10,688,000 Lonking Holdings Ltd 4,250,691
734,500 (b) NetDragon Websoft Holdings Ltd 754,934
134,184 Noah Holdings Ltd (ADR) 1,133,855
1,379,800 (a) REPT BATTERO Energy Co Ltd 1,896,340
1,029,700 Sasseur REIT 554,012
10,374,000 Shougang Fushan Resources Group Ltd 3,168,750
231,840 Weibo Corp 1,877,502
2,263,000 (b) Xtep International Holdings Ltd 1,090,633
2,974,300 Yangzijiang Shipbuilding Holdings Ltd 9,079,091
908,000 Yuexiu Transport Infrastructure Ltd 430,224
TOTAL CHINA 44,615,866
COLOMBIA - 0.1%
141,934 (a) Mineros S.A. 715,289
TOTAL COLOMBIA 715,289
CZECH REPUBLIC - 0.0%
523 Philip Morris CR AS. 466,660
TOTAL CZECH REPUBLIC 466,660
DENMARK - 1.2%
278,940 (a) Bavarian Nordic AS 7,646,249
1,226,875 H Lundbeck A.S. 7,849,347
178,268 (c) Scandinavian Tobacco Group A.S. 1,978,911
TOTAL DENMARK 17,474,507
EGYPT - 0.0%
272,198 Abou Kir Fertilizers & Chemical Industries 392,403
TOTAL EGYPT 392,403
FINLAND - 0.2%
269,089 Tokmanni Group Corp 2,267,854
TOTAL FINLAND 2,267,854
FRANCE - 2.6%
106,800 Carmila S.A. 2,085,481
147,891 (a) Etablissements Maurel et Prom 1,391,134
5,632 Eurazeo 309,678
111,455 Exosens SAS 7,394,561
1,680,111 Louis Hachette Group 3,414,123
111,828 Rubis S.C.A 4,322,999
10,301 Societe Fonciere Financiere et de Participations FFP 673,731
136,966 Societe Television Francaise 1 1,122,809

SHARES DESCRIPTION VALUE
FRANCE (continued)
169,709 (a) SPIE S.A. $ 9,127,074
1,128,705 (a) Ubisoft Entertainment 7,467,144
TOTAL FRANCE 37,308,734
GERMANY - 1.8%
53,991 CANCOM SE 1,492,938
6,454 Cewe Stiftung & Co KGAA 714,820
82,228 Freenet AG. 2,310,691
4,255 Friedrich Vorwerk Group SE 323,191
52,853 Hensoldt AG. 4,855,017
33,824 Hornbach Holding AG. & Co KGaA 3,258,412
171,662 KION Group AG. 7,768,130
94,967 (a) Nordex AG. 4,243,093
6,390 Pfisterer Holding SE 561,734
8,270 (a) Tkms AG.& Co KGaA 787,871
TOTAL GERMANY 26,315,897
HONG KONG - 0.5%
659,000 Bank of East Asia Ltd 1,399,901
187,000 Chow Sang Sang Hldg 277,399
760,000 Dah Sing Banking Group Ltd 1,460,276
74,000 Dah Sing Financial Holdings Ltd 470,107
2,797,300 Hutchison Port Holdings Trust 539,879
646,000 Hysan Development Co Ltd 1,536,138
521,400 (a) Luk Fook Holdings International Ltd 1,634,413
TOTAL HONG KONG 7,318,113
INDIA - 5.5%
161,178 (a) Authum Investment & Infrastucture Ltd 910,786
743,080 Biocon Ltd 3,314,121
605,273 (a) Borosil Renewables Ltd 3,523,233
118,955 Central Depository Services India Ltd 1,660,781
559,736 (a) Chambal Fertilisers and Chemicals Ltd 2,573,013
30,239 CIE Automotive India Ltd 129,469
221,706 Emami Ltd 924,944
5,564 ESAB India Ltd 327,955
121,111 Finolex Cables Ltd 1,252,466
86,256 Garden Reach Shipbuilders & Engineers Ltd 2,351,141
234,025 (a) GE T&D India Ltd 10,596,745
92,728 (a),(c) Gland Pharma Ltd 2,432,165
95,476 GlaxoSmithKline Pharmaceuticals Ltd 2,656,205
14,509,481 (a) IRB Infrastructure Developers Ltd 3,041,542
472,236 (a) Jammu & Kashmir Bank Ltd 771,552
7,096 Maharashtra Scooters Ltd 967,145
182,937 Maharashtra Seamless Ltd 1,083,227
336,932 (a) Max Financial Services Ltd 5,290,276
589,444 MOIL Ltd 1,735,534
1,430,339 (a) National Aluminium Co Ltd 5,262,308
689 Piramal Finance Ltd 14,835
191,309 RR Kabel Ltd 5,214,820
45,822 (a) Schneider Electric Infrastructure Ltd 649,446
578,837 (c) Syngene International Ltd 2,341,313
191,822 Tamilnad Mercantile Bank Ltd 1,712,111
83,589 Tata Elxsi Ltd 3,224,029
382,707 Tata Investment Corp Ltd 2,724,929
791,676 Tata Technologies Ltd 6,206,375
514,335 (a) Triveni Turbine Ltd 3,245,364
27,304 Vardhman Textiles Ltd 167,540
13,279 Voltamp Transformers Ltd 1,380,039
TOTAL INDIA 77,685,409
INDONESIA - 0.7%
9,225,300 (a) Bank Tabungan Negara Persero Tbk PT 621,233
2,509,600 Golden Agri-Resources Ltd 557,711
3,152,400 Japfa Comfeed Indonesia Tbk PT 377,192
41,212,600 Kalbe Farma Tbk PT 1,655,183

Quant International Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDONESIA (continued)
5,601,388 Nickel Industries Ltd $ 3,191,535
793,800 PT Gudang Garam Tbk 838,179
31,369,825 PT Perusahaan Gas Negara Persero Tbk 2,613,915
2,016,300 PT Tambang Batubara Bukit Asam Tbk 260,447
TOTAL INDONESIA 10,115,395
IRAQ - 0.0%
4,712,000 United Energy Group Ltd 217,310
TOTAL IRAQ 217,310
IRELAND - 0.1%
54,178 Glanbia plc 1,438,332
TOTAL IRELAND 1,438,332
ISRAEL - 3.5%
3,635,140 Bezeq Israeli Telecommunication Corp Ltd 8,709,903
56,527 (a) Camtek Ltd 7,816,397
20,027 Electra Consumer Products 1970 Ltd 470,799
18,536 (a) Equital Ltd 695,011
9,648 Formula Systems 1985 Ltd 1,017,421
547,239 Gazit Globe Ltd 2,073,102
38,990 Israel Corp Ltd 1,019,603
71,437 Ituran Location and Control Ltd 3,940,465
16,681 (a) Nice Systems Ltd 1,625,363
23,689 (a) Nova Measuring Instruments Ltd 9,413,326
156,288 Plus500 Ltd 8,235,917
112,637 (a) Radware Ltd 2,949,963
63,266 (a) Retailors Ltd 482,038
235,155 Sella Capital Real Estate Ltd 678,074
40,235 Summit Real Estate Holdings Ltd 657,252
TOTAL ISRAEL 49,784,634
ITALY - 1.5%
490,987 Amplifon S.p.A. 6,873,424
32,830 Banco di Desio e della Brianza S.p.A. 638,895
443,487 (a),(b) Fincantieri S.p.A 6,971,128
2,219,068 (b) MFE-MediaForEurope NV 6,744,315
TOTAL ITALY 21,227,762
JAPAN - 22.1%
157,000 (a) Aichi Corp 1,421,709
386,400 (a) Anritsu Corp 8,444,854
33,000 (a) Axial Retailing, Inc 262,996
101,539 (a) Bunka Shutter Co Ltd 1,206,988
52,800 (a) C Uyemura & Co Ltd 7,327,787
92,300 (a) Central Glass Co Ltd 2,283,771
82,400 (a) Chudenko Corp 2,537,990
37,500 (a),(b) Cybozu, Inc 642,199
100,400 (a) Daicel Chemical Industries Ltd 905,920
491,500 (a) Dai-Dan Co Ltd 7,411,170
135,980 (a) Dainippon Ink and Chemicals, Inc 3,739,444
84,500 (a) Doshisha Co Ltd 1,577,618
136,700 (a) DOWA HOLDINGS CO Ltd 6,974,589
155,700 (a) Elecom Co Ltd 1,811,701
247,900 (a) Electric Power Development Co 5,864,408
140,400 (a) Exedy Corp 5,290,430
159,700 (a) Financial Partners Group Co Ltd 1,714,648
210,500 (a) Fuji Machine Manufacturing Co Ltd 9,404,362
2,500 (a) Fukuda Denshi Co Ltd 177,503
230,100 (a),(b) GMO Financial Holdings, Inc 1,566,089
299,700 GungHo Online Entertainment, Inc 4,564,195
302,700 (a) Heiwa Corp 4,054,279
53,200 (a) Heiwa Real Estate Co Ltd 783,703
57,400 (a) Hirose Electric Co Ltd 9,672,401
3,072 (a) Ichigo Office REIT Investment Corp 1,855,345
206,500 (a) Inaba Denki Sangyo Co Ltd 3,682,695
1,166,700 (a),(b) Infomart Corp 4,179,814

SHARES DESCRIPTION VALUE
JAPAN (continued)
286,600 (a) JAC Recruitment Co Ltd $ 1,697,108
389,800 (a),(b) Jafco Co Ltd 5,469,805
192,300 (a) Japan Aviation Electronics Industry Ltd 2,837,407
661,200 (a) Japan Material Co Ltd 9,092,978
182,500 (a) Japan Petroleum Exploration Co 2,030,667
160,100 (a) Japan Securities Finance Co Ltd 2,383,982
139,300 (a) Kaken Pharmaceutical Co Ltd 3,314,497
114,500 (a) Kanamoto Co Ltd 3,730,273
61,500 (a) Kandenko Co Ltd 2,045,615
124,500 (a) KH Neochem Co Ltd 2,561,743
42,900 (a) Kobayashi Pharmaceutical Co Ltd 1,506,066
146,500 (a) Koei Tecmo Holdings Co Ltd 1,483,224
444,900 (a) Koito Manufacturing Co Ltd 7,435,619
85,800 (a) Kokusai Electric Corp 3,862,263
221,300 (a) Konica Minolta Holdings, Inc 808,547
1,600 (a) Matsui Securities Co Ltd 10,481
15,700 (a) Maxvalu Tokai Co Ltd 322,472
386,400 (a),(b) Mitsubishi Materials Corp 10,028,804
10,600 Mitsui Mining & Smelting Co Ltd 1,995,694
118,700 (a) Miura Co Ltd 2,379,982
208,000 (a) Mixi Inc 3,784,524
22,300 (a) Morita Holdings Corp 350,949
263,900 (a) NGK Insulators Ltd 9,029,173
220,600 (a) Nippon Kayaku Co Ltd 2,650,977
134,600 (a) Nippon Light Metal Holdings Co Ltd 2,264,256
5,400 (a) Nippon System Development Co Ltd 96,474
43,500 (a) Nishio Rent All Co Ltd 1,166,890
39,500 (a) Nissan Shatai Co Ltd 238,682
300 (a) Nitto Kogyo Corp 8,092
51,400 (a) Noevir Holdings Co Ltd 1,604,439
468,200 (a) NOF Corp 8,135,163
291,500 (a) Nomura Co Ltd 2,132,830
304,800 (a) Noritsu Koki Co Ltd 3,707,517
149,600 (a) Oki Electric Industry Co Ltd 2,526,920
366,900 (a) Optorun Co Ltd 6,715,160
306,100 (a) Orient Corp 1,728,743
27,000 (a) PeptiDream, Inc 159,881
263,500 (a) PHC Holdings Corp 1,820,261
490,200 (a) Pigeon Corp 6,213,052
49,600 (a) Prima Meat Packers Ltd 771,806
26,600 (a) Raito Kogyo Co Ltd 626,694
116,500 (a) Rorze Corp 2,805,669
123,900 (a) Sangetsu Co Ltd 2,400,255
498,100 (a) Sansan, Inc 6,330,533
553,200 (a) Santen Pharmaceutical Co Ltd 6,531,189
41,800 (a) Sanyo Chemical Industries Ltd 1,265,194
148,100 (a) Sanyo Denki Co Ltd 5,013,544
192,075 (a) Shiga Bank Ltd 2,853,979
122,100 (a) Shimamura Co Ltd 2,570,849
56,600 (a) Shin Nippon Air Technologies Co Ltd 1,136,678
103,800 (a) Shinnihon Corp 1,368,375
8,400 (a) Shizuoka Gas Co Ltd 66,221
1,900 (a) Showa Sangyo Co Ltd 42,228
389,600 (a) Square Enix Co Ltd 6,769,424
34,400 (a) Sumitomo Heavy Industries Ltd 1,112,046
142,600 (a) Sumitomo Osaka Cement Co Ltd 4,820,714
44,900 (a) Suzuken Co Ltd 1,432,444
558,200 (a) Systena Corp 1,470,369
255,400 (a) Taikisha Ltd 6,692,693
34,800 (a) Tamron Co Ltd 312,601
56,700 (a) Techno Ryowa Ltd 1,976,054
694,100 (a) Teijin Ltd 7,073,936

Quant International Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
85,200 (a) TKC $ 2,067,664
151,700 (a) Toenec Corp 1,931,960
573,600 Tokai Tokyo Securities Co Ltd 2,864,729
23,200 (a) TOMONY Holdings, Inc 143,685
19,700 (a) Topre Corp 345,088
585,700 (a) UACJ Corp 8,549,075
533,200 (a) Wacom Co Ltd 2,571,908
121,200 (a) Wakita & Co Ltd 1,456,196
8,900 (a) Yamaguchi Financial Group, Inc 164,572
517,800 (a) Yodogawa Steel Works Ltd 4,484,342
6,300 (a) Yurtec Corp 93,831
280,100 (a) Zenkoku Hosho Co Ltd 5,510,279
28,700 (a) Zuken, Inc 870,571
TOTAL JAPAN 315,187,213
KOREA, REPUBLIC OF - 4.3%
61,308 CS Wind Corp 1,595,934
68,678 Daesang Corp 847,921
44,530 Daewoong Co Ltd 505,692
617,020 DGB Financial Group, Inc 7,234,638
178,237 (a) Doosan Bobcat, Inc 7,337,407
22,416 DoubleUGames Co Ltd 938,365
7,129 Eo Technics Co Ltd 1,445,540
31,553 Green Cross Corp 2,546,580
374,693 Hanwha Life Insurance Co Ltd 1,133,082
7,702 Hyosung TNC Corp 1,639,879
18,525 Hyundai Marine & Fire Insurance Co Ltd 492,759
66,710 ISC Co Ltd 5,878,267
4,853 Korea Gas Corp 117,030
122,639 LEENO Industrial, Inc 5,390,202
7,388 LG Innotek Co Ltd 2,551,727
34,199 LOTTE Fine Chemical Co Ltd 1,056,625
124,195 LX INTERNATIONAL CORP 3,240,052
891,308 Pan Ocean Co Ltd 3,377,079
11,168 S1 Corp (Korea) 553,093
348,690 Samsung Engineering Co Ltd 10,321,869
31,034 Seoul Guarantee Insurance Co 927,604
16,447 (a) Studio Dragon Corp 247,552
31,378 WONIK IPS Co Ltd 2,058,997
TOTAL KOREA, REPUBLIC OF 61,437,894
KUWAIT - 0.5%
308,963 Ali Alghanim Sons Automotive Co KSCC 894,358
712,174 Boubyan Petrochemicals Co KSCP 1,419,767
137,041 Boursa Kuwait Securities Co KPSC 1,242,919
179,343 Humansoft Holding Co KSC 1,390,575
1,023,206 Kuwait Telecommunications Co 2,073,530
706,612 National Investments Co KSCP 586,940
TOTAL KUWAIT 7,608,089
MALAYSIA - 0.5%
688,100 (a) Bursa Malaysia BHD 1,447,277
3,808,300 Inari Amertron Bhd 2,062,509
20,600 Oriental Holdings BHD 34,632
1,797,100 Sime Darby BHD 949,077
280,200 United Plantations BHD 2,312,087
TOTAL MALAYSIA 6,805,582
MEXICO - 0.9%
1,781,090 (b),(c) Banco del Bajio S.A. 5,934,738
331,675 (a) Concentradora Fibra Danhos S.A. de C.V. 561,298
972,842 (a),(c) FIBRA Macquarie Mexico 2,525,418
514,933 (b) La Comer SAB de C.V. 1,014,733

SHARES DESCRIPTION VALUE
MEXICO (continued)
898,165 (b) Megacable Holdings SAB de C.V. $ 3,061,213
TOTAL MEXICO 13,097,400
NETHERLANDS - 0.7%
717,120 Koninklijke BAM Groep NV 9,616,995
TOTAL NETHERLANDS 9,616,995
NEW ZEALAND - 0.1%
226,918 Mercury NZ Ltd 895,449
299,050 (a) Ryman Healthcare Ltd 377,417
TOTAL NEW ZEALAND 1,272,866
NORWAY - 0.8%
197,495 (a) DOF Group ASA 2,594,368
422,803 Storebrand ASA 8,999,501
TOTAL NORWAY 11,593,869
PERU - 0.0%
719,225 (a) Volcan Cia Minera S.A. 165,071
TOTAL PERU 165,071
PHILIPPINES - 0.1%
935,700 Aboitiz Equity Ventures, Inc 542,590
1,844,100 LT Group, Inc 441,163
299,700 Semirara Mining & Power Corp 100,112
TOTAL PHILIPPINES 1,083,865
POLAND - 0.3%
106,898 (c) XTB S.A. 4,255,717
TOTAL POLAND 4,255,717
QATAR - 0.0%
429,755 United Development Co QSC 94,182
TOTAL QATAR 94,182
RUSSIA - 0.0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1.2%
63,271 Al Majed for Oud Co 2,007,939
305,683 Al Masane Al Kobra Mining Co 5,974,473
106,661 (a) Arabian Cement Co 628,520
170,934 Derayah Financial Co 959,131
4,019 East Pipes Integrated Co for Industry 196,910
1,558,008 (a) Electrical Industries Co 5,870,491
9,562 (a) Jamjoom Pharmaceuticals Factory Co 348,311
12,690 (a) Nahdi Medical Co 321,860
199,534 Riyadh Cement Co 1,108,847
TOTAL SAUDI ARABIA 17,416,482
SINGAPORE - 1.2%
630,300 AEM Holdings Ltd 4,054,688
294,400 Raffles Medical Group Ltd 202,013
438,800 (a) Sheng Siong Group Ltd 1,142,019
709,400 Venture Corp Ltd 8,838,969
13,154,400 Yangzijiang Financial Holding Ltd 2,156,308
TOTAL SINGAPORE 16,393,997
SOUTH AFRICA - 0.3%
141,077 Exxaro Resources Ltd 1,739,761
193,884 JSE Ltd 1,768,530
285,187 (b) Telkom S.A. Ltd 942,323
TOTAL SOUTH AFRICA 4,450,614
SPAIN - 1.1%
246,290 Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 363,751
19,210 Pharma Mar S.A. 1,751,787
214,507 Prosegur Cia de Seguridad S.A. 747,028
3,428,188 (a),(c) Unicaja Banco S.A. 13,182,235
TOTAL SPAIN 16,044,801
SWEDEN - 3.8%
321,229 (c) AcadeMedia AB 3,366,728

Quant International Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
495,249 (c) Ambea AB $ 7,506,947
173,849 AQ Group AB 3,745,790
394,108 Arjo AB 1,121,014
103,431 (a),(c) Attendo AB 1,189,645
215,023 (a) Bilia AB 3,483,384
481,345 BioGaia AB 5,846,685
252,635 Bure Equity AB 6,914,863
235,041 (a),(b) Creades AB 2,109,364
57,800 Dios Fastigheter AB 399,479
85,217 HMS Networks AB 4,413,738
35,212 Medicover AB 834,477
75,403 (a) Modern Times Group MTG AB 1,034,176
42,163 (a) NCC AB (B Shares) 752,626
201,096 Nolato AB 1,030,229
67,160 Paradox Interactive AB 986,382
509,030 Ratos AB (B Shares) 1,924,155
793,234 (a),(c) Scandic Hotels Group AB 7,058,254
TOTAL SWEDEN 53,717,936
SWITZERLAND - 2.1%
314,336 Adecco S.A. 8,786,080
10,300 Allreal Holding AG. 2,694,369
41,015 (b) Bachem Holding AG. 3,812,758
21,342 Burkhalter Holding AG. 3,613,905
48,026 DKSH Holding AG. 3,986,911
19,815 dormakaba Holding AG. 1,427,778
11,088 Huber & Suhner AG. 2,613,619
260 Interroll Holding AG. 435,970
8,413 Intershop Holding AG. 1,791,661
880 Vaudoise Assurances Holding S.A. 874,068
TOTAL SWITZERLAND 30,037,119
TAIWAN - 7.0%
712,000 Arcadyan Technology Corp 3,769,353
603,000 Ardentec Corp 3,242,702
136,000 ASROCK, Inc 817,263
3,667,000 ChipMOS Technologies, Inc 8,006,240
1,662,573 Compeq Manufacturing Co Ltd 8,506,203
457,000 Genius Electronic Optical Co Ltd 6,708,707
2,747,000 (a) Greatek Electronics, Inc 8,382,046
243,000 ITE Technology, Inc 928,359
374,850 King Yuan Electronics Co Ltd 2,531,803
32,000 LandMark Optoelectronics Corp 1,548,188
234,000 Nan Ya Printed Circuit Board Corp 6,442,726
187,000 Nanya Technology Corp 1,999,260
159,000 Powertech Technology, Inc 1,136,789
1,524,000 (a) Radiant Opto-Electronics Corp 3,857,421
514,000 Sigurd Microelectronics Corp 2,920,496
47,000 Sino-American Silicon Products, Inc 222,479
1,450,000 Sunonwealth Electric Machine Industry Co Ltd 5,805,244
1,044,000 Tong Hsing Electronic Industries Ltd 5,065,939
775,000 Tripod Technology Corp 8,701,731
256,000 United Integrated Services Co Ltd 8,567,283
384,000 Wistron NeWeb Corp 2,573,628
56,000 Wowprime Corp 404,838
401,000 (a) Yankey Engineering Co Ltd 7,982,169
21,850 Yuanta Futures Co Ltd 59,143
TOTAL TAIWAN 100,180,010
THAILAND - 1.0%
1,426,400 Bangkok Life Assurance PCL 1,110,663
7,284,100 KCE Electronics PCL 9,065,873
1,361,900 Regional Container Lines PCL 1,427,567
1,248,400 Thai Life Insurance PCL 434,410

SHARES DESCRIPTION VALUE
THAILAND (continued)
525,700 Tisco Bank PCL $ 2,020,318
TOTAL THAILAND 14,058,831
TURKEY - 0.5%
1,537,896 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 4,018,751
3,564,493 (c) Mavi Giyim Sanayi Ve Ticaret AS. 2,933,696
TOTAL TURKEY 6,952,447
UNITED ARAB EMIRATES - 0.1%
1,413,914 Alef Education Holding plc 379,470
368,857 Dubai Financial Market PJSC 141,239
184,217 NMDC Energy PJSC 139,888
TOTAL UNITED ARAB EMIRATES 660,597
UNITED KINGDOM - 7.9%
750,667 B&M European Value Retail plc 2,256,539
22,790 Burberry Group plc 367,339
4,458,207 (a) Currys plc 10,093,249
255,155 CVS Group plc 4,311,623
112,535 Diploma plc 11,144,668
504,089 DiscoverIE Group plc 5,265,244
1,395,891 Firstgroup plc 3,469,141
152,010 Genus plc 4,503,805
132,662 Hikma Pharmaceuticals plc 2,832,049
100,857 Hilton Food Group plc 814,221
143,136 Hiscox Ltd 3,494,507
359,212 Hunting plc 2,147,109
484,982 (a) IG Group Holdings plc 9,543,068
1,144,970 IntegraFin Holdings plc 5,686,449
34,583 Keller Group plc 1,409,464
965,955 (a) Lancashire Holdings Ltd 7,846,090
1,625,254 (a) Man Group plc 6,654,688
850,065 (c) Quilter plc 2,213,445
84,591 (a) Rathbone Brothers 1,901,646
892,831 (a) Rightmove plc 5,597,633
3,305,947 Shaftesbury Capital plc 6,407,142
2,004,291 TP ICAP Group plc 9,257,043
129,282 Whitbread plc 4,379,824
30,038 Young & Co's Brewery plc 371,437
32,780 Zegona Communications plc 646,918
TOTAL UNITED KINGDOM 112,614,341
UNITED STATES - 0.2%
67,306 (a) Riskified Ltd 349,318
171,704 Sims Ltd 3,066,908
TOTAL UNITED STATES 3,416,226
TOTAL COMMON STOCKS
(Cost $1,147,742,815) 1,349,715,133
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 4.9%
256,875 iShares Core MSCI Emerging Markets ETF 19,936,069
98,752 iShares MSCI Canada ETF 5,864,881
516,441 (b) iShares MSCI EAFE Small-Cap ETF 43,329,400
TOTAL INVESTMENT COMPANIES
(Cost $67,588,218) 69,130,350
TOTAL LONG-TERM INVESTMENTS
(Cost $1,215,331,033) 1,418,845,483
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
10,427,093 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 10,427,093
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,427,093) 10,427,093

Quant International Small Cap Equity

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENTS - 0.0%
$ 537,000 (g) Fixed Income Clearing Corporation 3.640% 08/03/26 $ 537,000
TOTAL REPURCHASE AGREEMENTS 537,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $537,000) 537,000
TOTAL INVESTMENTS - 100.3%
(Cost $1,226,295,126) 1,429,809,576
OTHER ASSETS & LIABILITIES, NET - (0.3)% (3,811,578)
NET ASSETS - 100.0% $ 1,425,997,998
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,534,219.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $60,228,524 or 4.2% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $537,163 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $547,766.

Fund Level 1 Level 2 Level 3 Total
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $257,809,859 $1,091,898,639 $6,635 $1,349,715,133
Investment companies 69,130,350 — — 69,130,350
Investments purchased with collateral from securities lending 10,427,093 — — 10,427,093
Short-Term Investments
:
Repurchase agreements — 537,000 — 537,000
$337,367,302 $1,092,435,639 $6,635 $1,429,809,576
1 1 1 1 1

International Responsible Equity
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 6.6%
51,197 Australian Stock Exchange Ltd $ 1,974,859
520,280 Brambles Ltd 7,142,247
421,461 Coles Group Ltd 7,119,730
185,348 Commonwealth Bank of Australia 23,169,392
101,023 CSL Ltd 8,734,474
524,157 Fortescue Metals Group Ltd 6,801,594
307,518 Goodman Group 6,402,192
63,432 Macquarie Group Ltd 11,260,366
1,597,759 (a) Pilbara Minerals Ltd 4,642,494
458,611 QBE Insurance Group Ltd 7,954,499
2,251,112 Scentre Group 6,180,462
360,249 Sigma Healthcare Ltd 742,831
1,232,026 Stockland Trust Group 3,687,909
768,134 Transurban Group 7,976,887
1,919,708 Vicinity Ltd 3,607,795
108,768 Wesfarmers Ltd 6,812,720
293,657 Woolworths Ltd 8,194,678
TOTAL AUSTRALIA 122,405,129
AUSTRIA - 0.6%
70,070 Erste Bank der Oesterreichischen Sparkassen AG. 9,159,766
33,141 Verbund AG. 2,274,766
TOTAL AUSTRIA 11,434,532
BELGIUM - 1.3%
10,853 Dieteren S.A. 2,240,114
22,190 Elia Group S.A. 3,179,488
57,907 KBC Groep NV 8,330,426
35,677 Syensqo S.A. 3,173,726
27,474 UCB S.A. 7,052,120
TOTAL BELGIUM 23,975,874
CHINA - 1.2%
1,232,017 BOC Hong Kong Holdings Ltd 8,192,989
225,626 Prosus NV 10,485,471
970,739 Wilmar International Ltd 2,968,617
TOTAL CHINA 21,647,077
DENMARK - 2.0%
26,100 Danske Bank AS 1,502,046
36,879 DSV AS 7,970,322
237,405 Novo Nordisk A.S. 11,229,630
49,547 Novozymes A.S. 3,225,676
262,310 Orsted AS 5,848,293
258,128 Vestas Wind Systems A.S. 6,948,150
TOTAL DENMARK 36,724,117
FINLAND - 2.2%
228,177 Fortum Oyj 5,187,320
319,625 (a) Metso Outotec Oyj 5,982,807
203,693 Neste Oil Oyj 7,218,550
687,299 Nokia Oyj 6,352,657
126,759 Nordea Bank AB publ 2,558,396
669,699 Sampo Oyj 7,414,736
11,358 (a) Stora Enso Oyj (R Shares) 130,612
170,104 (a) Wartsila Oyj (B Shares) 5,768,615
TOTAL FINLAND 40,613,693
FRANCE - 5.8%
169,437 (b) ALD S.A. 2,283,624
176,243 Alstom RGPT 3,265,064
245,894 AXA S.A. 12,744,588
97,361 Bouygues S.A. 5,484,321
53,471 Bureau Veritas S.A. 1,710,539

SHARES DESCRIPTION VALUE
FRANCE (continued)
192,773 Cie Generale des Etablissements Michelin S.C.A $ 7,791,972
4,821 Compagnie de Saint-Gobain 453,112
116,411 Danone 9,055,156
293,277 Dassault Systemes SE 6,823,088
34,667 Eiffage S.A. 4,927,205
45,699 Essilor International S.A. 8,651,816
28,204 Fonciere Des Regions 1,721,771
131,582 Getlink S.E. 2,807,004
22,714 Kering 7,497,286
52,899 Legrand S.A. 8,042,194
94,003 Renault S.A. 2,968,263
112,224 Rexel S.A. 4,656,812
113,883 Societe Generale 10,704,620
54,950 Unibail-Rodamco-Westfield 6,695,022
TOTAL FRANCE 108,283,457
GERMANY - 9.1%
42,672 Allianz AG. 21,255,005
189,982 Bayer AG. 10,543,190
105,836 Bayerische Motoren Werke AG. 7,254,363
160,877 Daimler AG. (Registered) 8,698,483
33,924 Deutsche Boerse AG. 10,218,491
156,554 Deutsche Post AG. 10,458,082
186,861 Deutsche Telekom AG. 5,766,712
421,334 E.ON AG. 9,076,908
74,045 GEA Group AG. 5,260,268
52,515 Henkel KGaA 4,303,092
74,044 Henkel KGaA (Preference) 6,455,059
7,854 Hochtief AG. 4,025,367
36,658 Knorr-Bremse AG. 4,359,945
44,904 Merck KGaA 7,421,202
113,762 SAP AG. 20,852,019
37,901 (b) Scout24 SE 3,249,389
79,447 Siemens AG. 26,030,521
205,550 Vonovia SE 4,986,773
TOTAL GERMANY 170,214,869
GUATEMALA - 0.2%
45,239 Millicom International Cellular S.A. 4,319,420
TOTAL GUATEMALA 4,319,420
HONG KONG - 2.0%
697,400 AIA Group Ltd 7,030,413
204,685 Hong Kong Exchanges and Clearing Ltd 10,664,662
786,502 (c) MTR Corp 3,318,384
1,850,000 Sino Land Co 2,519,776
454,000 Sun Hung Kai Properties Ltd 7,125,462
177,257 Swire Pacific Ltd (Class A) 2,251,059
3,915,500 (b) WH Group Ltd 4,212,952
TOTAL HONG KONG 37,122,708
IRELAND - 1.0%
49,327 (a) AerCap Holdings NV 7,443,445
111,562 AIB Group plc 1,326,876
345,152 Bank of Ireland Group plc 7,248,154
25,483 Kerry Group plc (Class A) 2,432,850
TOTAL IRELAND 18,451,325
ISRAEL - 1.3%
325,057 Bank Hapoalim Ltd 7,891,719
208,443 Bank Leumi Le-Israel 4,925,158
22,891 (a) Enlight Renewable Energy Ltd 1,942,751
13,357 (a) Nova Measuring Instruments Ltd 5,307,687
136,100 (a) Teva Pharmaceutical Industries Ltd (ADR) 4,764,861
TOTAL ISRAEL 24,832,176
ITALY - 3.1%
182,508 (c) Assicurazioni Generali S.p.A. 9,249,327

International Responsible Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
162,115 Banco BPM S.p.A. $ 2,959,927
1,975,871 Intesa Sanpaolo S.p.A. 14,936,212
296,793 Italgas S.p.A 3,061,740
70,289 Moncler S.p.A 3,997,950
56,467 Prysmian S.p.A. 7,792,061
169,768 (a) UniCredit S.p.A 16,011,131
TOTAL ITALY 58,008,348
JAPAN - 22.9%
582,400 (a) Aeon Co Ltd 4,996,828
215,900 (a) Ajinomoto Co, Inc 6,658,002
568,200 Asahi Kasei Corp 6,065,502
470,100 Astellas Pharma, Inc 6,456,731
324,128 Bridgestone Corp 8,004,476
257,700 (a) Canon, Inc 7,173,106
520,600 Concordia Financial Group Ltd 5,925,885
142,500 (a) Daifuku Co Ltd 5,249,156
795,900 Dai-ichi Life Holdings, Inc 9,596,456
329,400 (a) Daiichi Sankyo Co Ltd, Reg S 5,323,606
51,119 Daiwa House Industry Co Ltd 1,501,188
632,621 Daiwa Securities Group, Inc 7,076,901
19,000 (a) Disco Corp 6,791,251
189,300 Ebara Corp 6,426,278
48 (a) Eisai Co Ltd 1,443
203,807 (a) Fanuc Ltd 8,212,500
26,664 (a) Fast Retailing Co Ltd 13,056,541
70,200 (a) Fuji Electric Holdings Co Ltd 6,126,303
348,900 FUJIFILM Holdings Corp 8,212,974
369,020 (a) Fujitsu Ltd 8,505,643
26,616 (a) Hankyu Hanshin Holdings, Inc 787,512
548,400 Hitachi Ltd 17,971,362
56,800 Hoya Corp 8,685,681
66,000 (a) Ibiden Co Ltd 6,602,828
270,400 Isuzu Motors Ltd 4,034,243
541,656 KDDI Corp 9,979,316
203,883 Komatsu Ltd 8,846,530
310,284 Mitsubishi Electric Corp 11,177,388
37,000 Mitsui Fudosan Co Ltd 360,432
306,800 Mizuho Financial Group, Inc 15,905,798
203,600 (a) Murata Manufacturing Co Ltd 9,276,895
291,205 NEC Corp 8,654,222
260,300 Nippon Mining Holdings, Inc 6,030,677
482,294 (a) Nippon Paint Co Ltd 3,639,359
291,100 Nitto Denko Corp 6,146,987
889,200 Nomura Holdings, Inc 8,602,558
125,400 (a) Nomura Research Institute Ltd 3,709,777
249,085 (a) Obayashi Corp 4,895,588
53 Oriental Land Co Ltd 1,058
64,200 (a) Osaka Securities Exchange Co Ltd 873,319
397,358 Panasonic Corp 10,507,124
140,778 Recruit Holdings Co Ltd 11,132,839
336,900 Renesas Electronics Corp 6,752,740
194,500 (c) Sanrio Co Ltd 1,555,584
106,300 (c) Seibu Holdings, Inc 2,380,575
63 Sekisui House Ltd 1,379
3,378,790 (a) SoftBank Corp 4,742,394
441,500 Softbank Group Corp 13,751,612
207,578 Sompo Holdings, Inc 9,215,758
741,540 Sony Corp 17,328,947
122,032 Sumitomo Metal Mining Co Ltd 6,133,991
438,400 Sumitomo Mitsui Financial Group, Inc 18,837,569
9,700 (a) Sumitomo Realty & Development Co Ltd 217,419
181,400 (a) Takeda Pharmaceutical Co Ltd 6,228,482

SHARES DESCRIPTION VALUE
JAPAN (continued)
266,769 Tokio Marine Holdings, Inc $ 13,596,243
49,700 Tokyo Electron Ltd 16,616,551
700,840 (a) Toray Industries, Inc 5,034,311
207,218 (a),(c) West Japan Railway Co 3,910,165
463,100 Yamaha Motor Co Ltd 3,873,776
115,398 Yokogawa Electric Corp 4,115,635
1,391,300 (a) Z Holdings Corp 3,876,499
TOTAL JAPAN 427,351,893
LUXEMBOURG - 0.2%
59,836 Eurofins Scientific SE 4,718,711
TOTAL LUXEMBOURG 4,718,711
NETHERLANDS - 5.3%
86,436 Akzo Nobel NV 6,054,194
9,092 (a) Argenx SE 7,787,271
35,792 ASML Holding NV 58,983,244
428,307 (c) ING Groep NV 15,051,370
86,022 NN Group NV 8,108,531
194,221 Universal Music Group NV 3,204,559
TOTAL NETHERLANDS 99,189,169
NEW ZEALAND - 0.3%
864,885 Auckland International Airport Ltd 4,434,445
233,506 Meridian Energy Ltd 783,012
TOTAL NEW ZEALAND 5,217,457
NIGERIA - 0.0%
24,814 (b) Airtel Africa plc 112,008
TOTAL NIGERIA 112,008
NORWAY - 1.3%
238,354 DNB Bank ASA 7,674,666
101,070 Gjensidige Forsikring ASA 3,015,012
239,819 Mowi ASA 5,135,779
369,266 Orkla ASA 4,101,785
313,178 Telenor ASA 4,421,337
TOTAL NORWAY 24,348,579
POLAND - 0.1%
126,337 (a) InPost S.A. 2,253,293
TOTAL POLAND 2,253,293
PORTUGAL - 0.5%
1,949,156 Banco Comercial Portugues S.A. 2,401,565
1,254,429 Energias de Portugal S.A. 6,459,432
TOTAL PORTUGAL 8,860,997
SINGAPORE - 2.4%
267,400 DBS Group Holdings Ltd 15,428,097
1,202,264 (a) Grab Holdings Ltd 4,207,924
686,719 Keppel Corp Ltd 6,133,058
342,900 Singapore Exchange Ltd 6,537,111
756,100 Singapore Technologies Engineering Ltd 5,941,271
126,835 (a) STMicroelectronics NV 6,775,323
TOTAL SINGAPORE 45,022,784
SPAIN - 4.6%
11,135 (c) Acciona S.A. 3,062,626
55,613 ACS Actividades de Construccion y Servicios S.A. 7,089,036
117,201 Amadeus IT Holding S.A. 7,233,291
676,768 Banco Bilbao Vizcaya Argentaria S.A. 18,971,084
1,744,982 Banco de Sabadell S.A. 6,699,374
703,779 CaixaBank S.A. 10,223,328
136,547 (b) Cellnex Telecom S.A. 4,241,703
737,565 Iberdrola S.A. 17,519,812
172,846 Industria de Diseno Textil S.A. 11,280,553
TOTAL SPAIN 86,320,807
SWEDEN - 2.7%
484,016 Atlas Copco AB 10,227,170

International Responsible Equity

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
383,367 (a) Atlas Copco AB $ 7,083,682
117,288 Boliden AB 5,901,647
159,740 (a) Epiroc AB 4,095,195
124,911 Ericsson (LM) (B Shares) 1,228,710
209,990 Sandvik AB 7,852,519
260,062 Skandinaviska Enskilda Banken AB (Class A) 6,093,903
448,416 Svenska Handelsbanken AB 6,856,531
207,602 TeliaSonera AB 962,070
TOTAL SWEDEN 50,301,427
SWITZERLAND - 5.6%
182,062 ABB Ltd 17,962,036
10,070 BKW AG. 1,663,583
59,358 DSM-Firmenich AG. 6,399,253
2,052 Givaudan S.A. 8,201,544
30,825 (a) Logitech International S.A. 3,148,166
3,002 Lonza Group AG. 2,092,327
267,945 Nestle S.A. 26,781,365
39,116 Sika AG. 8,800,732
3,897 Swiss Life Holding 4,598,452
27,437 Swiss Prime Site AG. 4,474,977
7,825 Swisscom AG. 6,013,087
19,604 Zurich Insurance Group AG 14,932,918
TOTAL SWITZERLAND 105,068,440
UNITED KINGDOM - 11.4%
238,618 3i Group plc 9,186,266
5,631 Admiral Group plc 285,449
127,916 Associated British Foods plc 3,593,737
104,485 AstraZeneca plc 17,773,975
844,932 Aviva plc 7,907,886
163,840 Bunzl plc 6,182,850
306,844 Compass Group plc 9,744,093
543,714 GSK plc 14,138,117
1,714,173 HSBC Holdings plc 36,503,842
581,670 Informa plc 6,968,187
44,825 (a) Intertek Group plc 3,540,421
868,647 J Sainsbury plc 4,188,884
106,009 Kingfisher plc 442,263
1,793,027 Legal & General Group plc 7,280,326
8,392,376 Lloyds TSB Group plc 12,971,385
80,551 London Stock Exchange Group plc 9,061,387
208,153 Marks & Spencer Group plc 1,137,841
109,475 Pearson plc 1,847,352
355,955 Phoenix Group Holdings plc 4,435,665
77,712 Reckitt Benckiser Group plc 5,484,708
308,404 RELX plc 10,847,168
151,507 (a) Rentokil Initial plc 697,729
464,418 (a) Schroders plc 3,683,773
160,403 Smiths Group plc 5,727,925
1,324,441 Tesco plc 8,717,680
193,060 Unilever plc 12,283,943
5,005,554 Vodafone Group plc 7,943,763
TOTAL UNITED KINGDOM 212,576,615
UNITED STATES - 5.3%
8,868 Alcon, Inc 609,047
1,756,572 Haleon plc 8,599,404
189,182 Novartis AG. 29,586,505
123,987 Sanofi-Aventis 10,676,726
62,937 Schneider Electric S.A. 21,145,906
22,731 (a) Spotify Technology S.A. 11,364,136
105,870 Sunbelt Rentals Holdings, Inc 7,585,183

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
55,366 Swiss Re AG. $ 9,213,734
TOTAL UNITED STATES 98,780,641
TOTAL COMMON STOCKS
(Cost $1,334,089,619) 1,848,155,546
TOTAL LONG-TERM INVESTMENTS
(Cost $1,334,089,619) 1,848,155,546
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
11,438 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(e) 11,438
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,438) 11,438
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 (f) Federal Home Loan Bank Discount Notes 0.000 09/09/26 4,979,722
TOTAL GOVERNMENT AGENCY DEBT 4,979,722
REPURCHASE AGREEMENTS - 0.4%
7,746,000 (g) Fixed Income Clearing Corporation 3.640 08/03/26 7,746,000
TOTAL REPURCHASE AGREEMENTS 7,746,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,726,240) 12,725,722
TOTAL INVESTMENTS - 99.7%
(Cost $1,346,827,297) 1,860,892,706
OTHER ASSETS & LIABILITIES, NET - 0.3% 4,811,112
NET ASSETS - 100.0% $ 1,865,703,818
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $14,099,676 or 0.8% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,748,571.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $7,748,350 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 12/31/27, valued at $7,900,941.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 68 09/18/26  $ 10,611,536 $ 10,819,820 $ 208,284

International Responsible Equity

Portfolio of Investments July 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $44,364,123 $1,803,791,423 $— $1,848,155,546
Investments purchased with collateral from securities lending 11,438 — — 11,438
Short-Term Investments
:
Government agency debt — 4,979,722 — 4,979,722
Repurchase agreements — 7,746,000 — 7,746,000
$44,375,561 $1,816,517,145 $– $1,860,892,706
Investments in Derivatives
Futures contracts* 208,284 – – 208,284
$208,284 $– $– $208,284
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
Equity Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.6%
88,565 (a) Adient plc $ 1,863,408
84,337 (a) American Axle & Manufacturing Holdings, Inc 476,504
176,095 (a) Aptiv plc 9,944,085
177,691 BorgWarner, Inc 11,326,024
28,414 (a) Cooper-Standard Holdings, Inc 837,361
109,568 (a) Dana Inc 2,950,666
20,389 (a) Dorman Products, Inc 2,714,999
3,239,121 Ford Motor Co 47,550,296
41,124 (a) Fox Factory Holding Corp 740,232
132,591 (a) Garrett Motion, Inc 4,130,210
739,001 General Motors Co 65,667,629
180,882 Gentex Corp 4,225,403
25,588 (a) Gentherm, Inc 1,038,361
219,656 (a) Goodyear Tire & Rubber Co 1,526,609
57,070 Harley-Davidson, Inc 1,400,498
112,710 (a) Holley, Inc 300,936
18,451 LCI Industries 1,888,644
43,113 Lear Corp 5,632,282
25,920 Patrick Industries, Inc 2,139,696
37,693 Phinia, Inc 2,773,828
381,071 (a),(b) QuantumScape Corp 1,989,191
659,508 (a) Rivian Automotive, Inc 10,037,712
221,141 (a) Solid Power, Inc 455,550
16,208 Standard Motor Products, Inc 619,632
2,427,258 (a) Tesla, Inc 755,386,962
42,005 Thor Industries, Inc 3,149,115
62,264 (a) Versigent plc 2,574,616
25,453 Visteon Corp 2,660,857
23,965 Winnebago Industries, Inc 725,660
22,218 (a) XPEL, Inc 985,813
TOTAL AUTOMOBILES & COMPONENTS 947,712,779
BANKS - 3.9%
18,954 (a) 1st Source Corp 1,700,932
14,976 Amalgamated Financial Corp 739,515
26,278 (a) Amerant Bancorp, Inc 777,829
49,288 Ameris Bancorp 4,298,406
27,683 (a) Arrow Financial Corp 1,102,891
159,246 (a) Associated Banc-Corp 4,917,516
124,682 Atlantic Union Bankshares Corp 5,290,257
45,333 (a) Axos Financial, Inc 4,597,220
103,610 Banc of California, Inc 1,984,131
16,759 Bancfirst Corp 1,890,750
38,035 (a) Bancorp, Inc 2,551,007
8,122 (a) Bank First Corp 1,240,554
5,488,540 Bank of America Corp 340,015,053
35,016 (a) Bank of Hawaii Corp 2,797,778
6,688 (a) Bank of Marin Bancorp 195,022
9,549 Bank of NT Butterfield & Son Ltd 585,258
92,263 Bank OZK 4,733,092
80,826 BankUnited, Inc 3,770,533
41,780 Banner Corp 2,941,730
13,066 (a) Bar Harbor Bankshares 518,851
16,573 BCB Bancorp, Inc 165,564
73,132 Berkshire Hills Bancorp, Inc 2,304,389
24,065 BOK Financial Corp 3,400,144
15,866 (a) Bridgewater Bancshares, Inc 324,936
3,006 (a) Burke & Herbert Financial Services Corp 220,189
19,905 (a) Business First Bancshares, Inc 633,377

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
26,244 (a) Byline Bancorp, Inc $ 1,030,602
11,296 Camden National Corp 653,925
191 (a) Capital Bancorp, Inc 7,130
4,599 Capital City Bank Group, Inc 238,550
107,809 (a) Capitol Federal Financial, Inc 953,032
16,233 (a) Carter Bankshares, Inc 561,337
63,755 Cathay General Bancorp 4,028,678
16,297 Central Pacific Financial Corp 642,102
1,407,466 Citigroup, Inc 186,418,872
5,279 (a) Citizens & Northern Corp 134,034
360,819 Citizens Financial Group, Inc 25,852,681
13,508 City Holding Co 1,960,146
5,849 (a) Civista Bancshares, Inc 169,972
8,009 CNB Financial Corp 281,116
14,958 (a) Coastal Financial Corp 613,128
240,343 Columbia Banking System, Inc 7,515,526
127,418 (a) Columbia Financial, Inc 1,377,389
110,880 (a) Commerce Bancshares, Inc 6,571,858
61,055 (a) Community Bank System, Inc 3,956,975
14,310 (a) Community Trust Bancorp, Inc 1,122,619
40,136 ConnectOne Bancorp, Inc 1,322,080
47,605 (a) Cullen/Frost Bankers, Inc 7,918,616
33,242 (a) Customers Bancorp, Inc 2,615,481
178,649 CVB Financial Corp 3,996,378
29,470 Dime Community Bancshares, Inc 1,201,197
26,587 (a) Eagle Bancorp, Inc 737,789
115,687 East West Bancorp, Inc 15,154,997
189,497 (a) Eastern Bankshares, Inc 4,350,851
29,466 (a) Enterprise Financial Services Corp 1,953,890
11,346 Equity Bancshares, Inc 575,015
8,656 (a) Esquire Financial Holdings, Inc 1,118,528
9,551 Farmers & Merchants Bancorp, Inc 318,621
12,015 Farmers National Banc Corp 190,558
34,998 (a) FB Financial Corp 2,113,179
752,967 Fifth Third Bancorp 42,542,636
8,921 Financial Institutions, Inc 369,865
25,125 First Bancorp 1,579,609
161,187 First BanCorp 4,663,140
7,735 First Bancorp, Inc 271,499
588 (a) First Bank 10,896
61,065 First Busey Corp 1,884,466
8,944 (a) First Business Financial Services, Inc 627,958
6,674 First Citizens Bancshares, Inc (Class A) 14,593,702
137,412 First Commonwealth Financial Corp 2,958,480
14,273 (a) First Community Bancshares, Inc 681,108
75,209 (a) First Financial Bancorp 2,544,320
113,960 First Financial Bankshares, Inc 4,004,554
4,396 First Financial Corp 354,098
137,741 (a) First Hawaiian, Inc 3,827,822
411,220 First Horizon National Corp 10,543,681
92,160 First Interstate BancSystem, Inc 3,503,923
47,836 First Merchants Corp 2,063,645
12,299 (a) First Mid Bancshares, Inc 640,655
10,088 (a) First Western Financial, Inc 314,241
18,549 (a) Firstsun Capital Bancorp 717,475
15,539 (a) Five Star Bancorp 733,285
330,750 (a) FNB Corp 6,251,175
197,558 Fulton Financial Corp 4,806,586
19,720 FVCBankcorp, Inc 366,595
19,688 (a) German American Bancorp, Inc 1,001,725
108,402 Glacier Bancorp, Inc 5,343,135
7,255 Great Southern Bancorp, Inc 582,649

SHARES DESCRIPTION VALUE
BANKS (continued)
12,173 (a) Greene County Bancorp, Inc $ 407,309
71,378 (a) Hancock Whitney Corp 5,496,106
29,583 (a) Hanmi Financial Corp 943,106
7,343 (a) HBT Financial, Inc 263,173
28,777 (a) Heritage Financial Corp 855,540
47,705 (a) Hilltop Holdings, Inc 1,881,485
1,721 (a),(b) Hingham Institution For Savings The 490,795
2,940 (a) Home Bancorp, Inc 209,740
117,072 Home Bancshares, Inc 3,637,427
33,216 HomeStreet, Inc 557,697
8,368 (a) HomeTrust Bancshares, Inc 428,358
100,970 (a) Hope Bancorp, Inc 1,414,590
38,419 Horizon Bancorp, Inc 785,669
1,641,792 (a) Huntington Bancshares, Inc 27,976,136
16,276 Independent Bank Corp 621,743
44,958 Independent Bank Corp 3,768,829
48,008 International Bancshares Corp 3,674,532
10,900 (a) John Marshall Bancorp, Inc 252,880
2,222,202 JPMorgan Chase & Co 781,748,442
63,275 (a) Kearny Financial Corp 606,807
788,914 Keycorp 17,821,567
20,099 Lakeland Financial Corp 1,259,202
23,454 Live Oak Bancshares, Inc 1,003,831
118,615 M&T Bank Corp 29,213,688
9,063 (a) Mercantile Bank Corp 544,505
28,945 Metrocity Bankshares, Inc 1,024,074
15,994 Metropolitan Bank Holding Corp 1,479,125
11,232 (a) Mid Penn Bancorp, Inc 430,635
22,995 Midland States Bancorp, Inc 774,242
26,140 MVB Financial Corp 801,191
29,031 National Bank Holdings Corp 1,253,849
35,392 (a) NBT Bancorp, Inc 1,863,389
302,686 (a) New York Community Bancorp, Inc 4,304,195
21,644 (a) Nicolet Bankshares, Inc 3,699,392
9,514 (a) Northeast Bank 1,181,353
28,276 Northeast Community Bancorp, Inc 754,969
103,158 (a) Northwest Bancshares, Inc 1,623,707
2,874,902 (a) NU Holdings Ltd 41,197,346
89,899 OceanFirst Financial Corp 1,735,950
35,312 (a) OFG Bancorp 1,866,592
305,222 Old National Bancorp 8,131,114
15,534 Old Second Bancorp, Inc 392,855
20,661 (a) Origin Bancorp, Inc 1,130,777
3,680 (a) Orrstown Financial Services, Inc 157,246
21,403 (a) Park National Corp 4,455,034
13,078 Parke Bancorp, Inc 446,614
23,277 Pathward Financial, Inc 2,053,962
10,429 (a) Peapack Gladstone Financial Corp 479,525
23,523 (a) Peoples Bancorp, Inc 979,968
8,278 (a) Peoples Financial Services Corp 582,440
125,060 Pinnacle Financial Partners, Inc 13,160,064
385 (a) Pioneer Bancorp, Inc 6,630
328,589 PNC Financial Services Group, Inc 82,104,533
54,294 Popular, Inc 9,512,852
12,393 Preferred Bank 1,294,325
5,785 (a) Primis Financial Corp 92,676
94,546 (a) Prosperity Bancshares, Inc 7,078,659
148,248 (a) Provident Financial Services, Inc 3,658,761
14,310 QCR Holdings, Inc 1,473,215
22,640 RBB Bancorp 597,017
4,600 Red River Bancshares, Inc 462,530
710,812 Regions Financial Corp 21,999,631

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
58,877 Renasant Corp $ 2,565,271
4,208 (a) Republic Bancorp, Inc (Class A) 418,864
33,679 S&T Bancorp, Inc 1,756,360
70,191 Seacoast Banking Corp of Florida 2,438,435
46,836 ServisFirst Bancshares, Inc 4,191,822
15,177 Shore Bancshares, Inc 371,837
5,340 (a) Sierra Bancorp 217,658
100,062 Simmons First National Corp (Class A) 2,360,463
16,345 SmartFinancial, Inc 856,478
354 South Plains Financial, Inc 15,873
2,793 (a) Southern First Bancshares, Inc 174,283
5,773 (a) Southern Missouri Bancorp, Inc 446,888
24,768 Southside Bancshares, Inc 805,208
84,704 SOUTHSTATE BANK CORP 8,901,543
21,459 Stock Yards Bancorp, Inc 1,826,161
39,429 Texas Capital Bancshares, Inc 3,897,557
121,083 TFS Financial Corp 2,229,138
11,323 (a) Tompkins Trustco, Inc 1,130,488
57,135 Towne Bank 2,165,988
24,740 Trico Bancshares 1,423,540
17,976 (a) Triumph Financial, Inc 1,364,918
1,044,083 Truist Financial Corp 54,125,263
19,855 TrustCo Bank Corp NY 1,131,338
46,351 (a) Trustmark Corp 2,199,355
58,825 UMB Financial Corp 8,572,567
138,131 United Bankshares, Inc 6,692,447
105,381 United Community Banks, Inc 3,734,703
22,487 (a) Univest Financial Corp 994,825
1,270,665 US Bancorp 80,064,602
415,269 Valley National Bancorp 5,934,194
90,062 Washington Federal, Inc 3,311,580
16,158 Washington Trust Bancorp, Inc 629,839
138,031 (a) Webster Financial Corp 10,658,754
2,541,626 Wells Fargo & Co 219,723,568
86,101 WesBanco, Inc 3,562,859
8,510 (a) West Bancorporation, Inc 238,706
20,751 (a) Westamerica Bancorporation 1,248,173
93,516 Western Alliance Bancorp 7,527,103
58,321 Wintrust Financial Corp 9,304,532
47,875 (a) WSFS Financial Corp 3,839,575
128,358 Zions Bancorporation 8,946,553
TOTAL BANKS 2,381,239,602
CAPITAL GOODS - 7.5%
91,823 (a) 3D Systems Corp 242,413
429,053 3M Co 75,633,463
94,310 A.O. Smith Corp 5,670,860
55,600 Aaon, Inc 4,951,736
33,356 (a) AAR Corp 4,671,174
22,109 Acuity Brands, Inc 7,260,374
58,143 Advanced Drainage Systems, Inc 8,051,643
26,268 Aebi Schmidt Holding AG. 338,595
114,108 Aecom Technology Corp 8,260,278
31,565 (a) Aerovironment, Inc 4,714,864
27,742 (a) AerSale Corp 172,000
54,335 AGCO Corp 5,550,864
12,201 Alamo Group, Inc 1,940,935
35,052 Albany International Corp (Class A) 2,611,725
113,171 (a) Allegheny Technologies, Inc 21,212,772
67,929 Allegion plc 10,692,025
24,108 Allied Motion Technologies, Inc 2,108,486
58,069 Allison Transmission Holdings, Inc 6,651,223
13,111 (a) Alta Equipment Group, Inc 86,270

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
36,188 (a) Ameresco, Inc $ 762,481
27,921 (a) American Superconductor Corp 820,040
190,094 Ametek, Inc 45,947,621
193,231 (a) Amprius Technologies, Inc 1,855,018
309,884 (a) API Group Corp 12,296,197
18,557 Apogee Enterprises, Inc 734,857
31,310 Applied Industrial Technologies, Inc 10,808,525
479,677 (a) Archer Aviation, Inc 2,225,701
35,570 Arcosa, Inc 5,164,764
11,734 Argan, Inc 6,693,426
35,661 (a) Armstrong World Industries, Inc 6,228,550
159,767 (a) Array Technologies, Inc 833,984
17,829 (a) Astec Industries, Inc 903,217
18,240 (a) Astronics Corp 1,267,498
35,182 Atkore, Inc 2,566,879
71,267 Atmus Filtration Technologies, Inc 3,679,515
62,947 (a) Axon Enterprise, Inc 33,220,909
26,302 AZZ, Inc 3,806,425
103,215 (a) Babcock & Wilcox Enterprises, Inc 961,964
108,460 (a) Beta Technologies, Inc 2,053,148
226,654 (a) Bloom Energy Corp 46,647,660
25,491 (a) Blue Bird Corp 1,896,275
11,258 (a) BlueLinx Holdings, Inc 610,409
628,338 (a) Boeing Co 135,808,975
31,558 Boise Cascade Co 2,410,400
12,049 (a) Bowman Consulting Group Ltd 323,516
39,503 (a) Brookfield Business Corp 1,170,474
69,983 (a) Builders FirstSource, Inc 4,649,671
74,510 BWX Technologies, Inc 12,569,837
8,958 Cadre Holdings, Inc 276,175
8,301 (a),(b) Cardinal Infrastructure Group, Inc 513,749
33,502 Carlisle Cos, Inc 12,058,040
40,620 Carpenter Technology Corp 21,108,589
647,629 Carrier Global Corp 40,029,948
377,257 Caterpillar, Inc 307,392,776
44,348 (a) CECO Environmental Corp 2,922,090
66,027 (a) Centuri Holdings, Inc 1,838,192
680,586 CNH Industrial NV 6,976,006
20,498 (a) Columbus McKinnon Corp 392,947
29,358 Comfort Systems USA, Inc 50,780,239
887 (a) Concrete Pumping Holdings, Inc 8,630
39,858 (a) Construction Partners, Inc 4,119,324
142,267 (a) Core & Main, Inc 6,255,480
44,188 Crane Co 9,432,370
15,557 CSW Industrials, Inc 4,961,594
114,502 Cummins, Inc 72,617,168
31,960 Curtiss-Wright Corp 23,139,040
56,774 (a) Custom Truck One Source, Inc 576,256
203,407 Deere & Co 120,553,227
153,491 (a) DNOW, Inc 2,167,293
102,174 Donaldson Co, Inc 9,628,878
17,382 Douglas Dynamics, Inc 767,068
110,128 Dover Corp 22,534,391
7,588 (a) Ducommun, Inc 1,358,404
12,815 (a) DXP Enterprises, Inc 2,012,211
22,334 (a) Dycom Industries, Inc 8,957,497
322,345 Eaton Corp plc 133,837,644
35,671 EMCOR Group, Inc 28,445,126
470,701 Emerson Electric Co 70,520,424
47,203 (a) Energy Recovery, Inc 408,306
115,514 (a) Energy Vault Holdings, Inc 329,215
56,369 (a) Enerpac Tool Group Corp 2,014,628

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
34,041 EnerSys $ 6,333,328
118,710 (a),(b) Enovix Corp 485,524
16,672 EnPro Industries, Inc 5,233,674
282,816 (a),(b) Eos Energy Enterprises, Inc 955,918
45,419 Esab Corp 3,930,106
19,664 ESCO Technologies, Inc 6,199,863
45,018 (a) Everus Construction Group, Inc 5,646,608
947,327 Fastenal Co 45,196,971
46,949 (a) Federal Signal Corp 5,866,278
152,768 Ferguson Enterprises, Inc 35,798,125
59,175 (a) Firefly Aerospace, Inc 1,203,028
100,095 Flowserve Corp 7,606,219
66,160 (a) Fluence Energy, Inc 921,609
123,394 (a) Fluor Corp 6,190,677
95,551 (a) Forgent Power Solutions, Inc 3,178,982
261,780 Fortive Corp 15,499,994
106,182 Fortune Brands Innovations, Inc 5,230,525
37,920 Franklin Electric Co, Inc 3,970,982
174,175 (a) Freyr Battery, Inc 726,310
84,510 FTAI Aviation Ltd 17,409,060
44,731 (a) FuelCell Energy, Inc 966,637
231,405 (a) Gates Industrial Corp Ltd 6,474,712
29,829 GATX Corp 5,335,513
223,666 GE Vernova, Inc 221,494,203
27,126 (a) Gencor Industries, Inc 386,274
46,744 (a) Generac Holdings, Inc 9,213,710
214,431 General Dynamics Corp 82,217,134
858,245 General Electric Co 309,028,277
26,903 (a) Gibraltar Industries, Inc 1,136,921
26,104 Global Industrial Co 932,957
19,221 (a) Gorman-Rupp Co 1,560,553
129,770 Graco, Inc 10,301,143
6,984 (a) Graham Corp 669,766
40,045 Granite Construction, Inc 4,844,244
34,165 Greenbrier Cos, Inc 1,682,626
22,699 Griffon Corp 1,955,973
132,690 (a) Hayward Holdings, Inc 2,007,600
35,420 HEICO Corp 12,622,271
63,483 HEICO Corp (Class A) 16,332,906
24,357 Helios Technologies, Inc 1,897,654
29,051 Herc Holdings, Inc 4,361,717
58,206 (a) Hexcel Corp 5,992,308
105,198 (a) Hillman Solutions Corp 827,908
263,564 (a) Honeywell Aerospace, Inc 54,489,221
263,564 Honeywell International, Inc 64,059,230
330,652 Howmet Aerospace, Inc 93,329,834
44,895 Hubbell, Inc 21,215,132
34,020 (a) Hudson Technologies, Inc 205,481
32,608 Huntington Ingalls Industries, Inc 10,644,882
142,375 (a) Hyliion Holdings Corp 506,855
7,279 Hyster-Yale Materials Handling, Inc 243,337
64,100 IDEX Corp 14,771,845
7,524 (a) IES Holdings, Inc 5,601,919
238,874 Illinois Tool Works, Inc 68,544,894
326,386 Ingersoll Rand, Inc 27,214,065
15,901 Insteel Industries, Inc 487,366
98,559 (a) Intuitive Machines, Inc 1,216,218
68,028 ITT, Inc 13,332,127
83,443 (a) Janus International Group, Inc 428,063
42,454 John Bean Technologies Corp 5,878,605
503,155 Johnson Controls International plc 73,792,712
9,438 Kadant, Inc 2,902,185

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
51,325 (a) Karman Holdings, Inc $ 2,471,299
64,486 Kennametal, Inc 2,190,589
143,580 (a) Kratos Defense & Security Solutions, Inc 6,690,828
155,560 L3Harris Technologies, Inc 43,099,454
4,551 (a) Lawson Products, Inc 157,328
65,036 (a) Legence Corp 4,157,751
26,399 Lennox International, Inc 10,978,816
66,404 (a) Leonardo DRS, Inc 3,057,904
13,342 (a) Limbach Holdings, Inc 956,621
41,376 Lincoln Electric Holdings, Inc 10,811,963
8,551 Lindsay Corp 947,622
36,337 (a) Loar Holdings, Inc 2,487,268
167,719 Lockheed Martin Corp 97,736,570
54,284 Louisiana-Pacific Corp 3,931,790
33,379 LSI Industries, Inc 780,735
31,051 Luxfer Holdings plc 528,799
26,332 (a) Manitowoc Co, Inc 364,698
169,059 Masco Corp 12,084,337
52,318 (a) Mastec, Inc 13,764,866
173,374 (a) Masterbrand, Inc 1,430,335
26,893 (a) Mayville Engineering Co Inc 690,343
22,145 McGrath RentCorp 2,549,997
45,232 (a) Mercury Computer Systems, Inc 4,392,027
163,822 (a),(b) Microvast Holdings, Inc 132,221
39,898 (a) Middleby Corp 5,329,575
39,898 (a) Midera Food Processing, Inc 1,913,109
12,748 Miller Industries, Inc 641,224
44,714 (a) Modine Manufacturing Co 8,990,197
22,653 Moog, Inc (Class A) 8,831,272
40,798 MSC Industrial Direct Co (Class A) 5,034,473
175,652 Mueller Industries, Inc 11,665,049
125,719 Mueller Water Products, Inc (Class A) 3,173,148
12,069 (a) MYR Group, Inc 4,021,632
26,398 (a),(b) NANO Nuclear Energy, Inc 419,992
3,818 National Presto Industries, Inc 463,582
220,291 (a) Net Power, Inc 315,016
116,330 (a) Newpark Resources, Inc 1,452,962
121,270 (a) NEXTracker, Inc 10,898,535
43,866 Nordson Corp 13,062,417
109,406 Northrop Grumman Corp 59,350,567
5,224 (a) Northwest Pipe Co 642,970
251,053 (a) NuScale Power Corp 2,113,866
130,105 nVent Electric plc 20,014,052
2,421 Omega Flex, Inc 71,323
67,990 (a) Orion Marine Group, Inc 664,942
52,127 Oshkosh Corp 7,423,406
301,130 Otis Worldwide Corp 21,666,303
68,350 Owens Corning, Inc 9,493,815
424,761 PACCAR, Inc 56,357,289
17,646 Park Aerospace Corp 598,199
103,837 Parker-Hannifin Corp 101,399,946
136,084 Pentair plc 8,905,337
1,054,589 (a) Plug Power, Inc 2,172,453
24,801 Powell Industries, Inc 5,175,473
5,812 (a) Power Solutions International, Inc 160,469
1,177 Preformed Line Products Co 420,165
45,678 Primoris Services Corp 3,855,680
21,006 (a) Proto Labs, Inc 1,576,500
72,713 Quanex Building Products Corp 1,297,200
123,726 Quanta Services, Inc 82,569,783
910,087 (a),(b) QXO, Inc 12,104,157
26,234 (a) RBC Bearings, Inc 14,463,067

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
69,270 (a),(b) Red Cat Holdings, Inc $ 521,603
150,990 (a) Redwire Corp 1,301,534
51,534 Regal-Beloit Corp 10,576,323
114,110 (a) Resideo Technologies, Inc 3,913,973
98,616 (a),(b) Richtech Robotics, Inc 140,035
457,531 (a) Rocket Lab Corp 29,716,638
93,959 Rockwell Automation, Inc 45,107,837
1,121,887 RTX Corp 241,452,520
6,712 Rush Enterprises, Inc 521,724
45,500 Rush Enterprises, Inc (Class A) 3,630,445
68,962 (a) Satellogic, Inc 246,884
137,306 Sensata Technologies Holding plc 6,355,895
123,711 (a) Shoals Technologies Group, Inc 1,081,234
510,205 (a),(b) Sidus Space, Inc 897,961
35,159 (a) Simpson Manufacturing Co, Inc 6,600,751
41,559 (a) SiteOne Landscape Supply, Inc 3,924,832
43,197 Snap-On, Inc 17,728,481
10,192 (a) Solv Energy, Inc 289,759
41,731 (a) SPX Technologies, Inc 9,164,962
191,858 (a) StandardAero, Inc 5,623,358
8,598 (a) Standex International Corp 2,549,307
132,702 Stanley Black & Decker, Inc 12,550,955
23,812 (a) Sterling Construction Co, Inc 14,210,287
339,892 Sunbelt Rentals Holdings, Inc 24,445,033
185,780 (a) Sunrun, Inc 1,822,502
25,849 Tecnoglass, Inc 1,122,881
25,282 Tennant Co 2,124,446
99,925 Terex Corp 6,279,287
134,677 Textron, Inc 11,482,561
49,209 Timken Co 6,768,698
52,881 (a) Titan International, Inc 381,801
14,121 (a) Titan Machinery, Inc 239,916
80,800 Toro Co 7,423,096
181,219 Trane Technologies plc 82,445,584
5,240 (a) Transcat, Inc 447,339
45,668 TransDigm Group, Inc 57,285,026
93,042 (a) Trex Co, Inc 4,034,301
66,782 Trinity Industries, Inc 2,086,270
39,186 Tutor Perini Corp 3,281,827
43,995 (a) UFP Industries, Inc 3,816,126
51,406 United Rentals, Inc 55,480,440
19,180 (a) V2X, Inc 1,730,803
14,695 Valmont Industries, Inc 7,078,581
318,287 Vertiv Holdings Co 76,888,591
19,628 (a) Vicor Corp 4,070,258
603,905 (a),(b) Virgin Galactic Holdings, Inc 1,539,958
39,599 (a) Voyager Technologies, Inc 971,363
20,024 VSE Corp 3,892,465
35,979 W.W. Grainger, Inc 49,730,893
40,108 Wabash National Corp 503,756
28,139 Watsco, Inc 8,703,393
22,959 Watts Water Technologies, Inc (Class A) 7,938,993
41,190 WESCO International, Inc 14,148,353
140,393 Westinghouse Air Brake Technologies Corp 40,834,708
23,667 (a) Willis Lease Finance Corp 1,688,167
174,070 WillScot Mobile Mini Holdings Corp 4,226,420
50,383 Woodward Inc 18,175,667
25,493 (a) Worthington Enterprises, Inc 1,432,962
35,841 (a) Xometry, Inc 3,072,291
192,904 Xylem, Inc 22,563,981
73,641 (a),(b) York Space Systems, Inc 1,084,732

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
107,634 Zurn Elkay Water Solutions Corp $ 5,436,593
TOTAL CAPITAL GOODS 4,507,253,986
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
49,982 ABM Industries, Inc 2,394,638
92,585 (a) ACCO Brands Corp 390,709
112,123 (a) ACV Auctions, Inc 839,801
143,566 (a) Amentum Holdings, Inc 3,187,165
33,795 (a) Asure Software, Inc 271,374
330,579 Automatic Data Processing, Inc 88,086,080
21,675 Barrett Business Services, Inc 846,192
28,414 (a) BlackSky Technology, Inc 654,943
91,912 Booz Allen Hamilton Holding Corp 6,408,105
35,402 (a) BrightView Holdings, Inc 461,642
36,080 Brink's Co 4,273,676
99,230 Broadridge Financial Solutions, Inc 15,276,458
18,240 (a) CACI International, Inc (Class A) 9,078,960
55,831 (a) Casella Waste Systems, Inc (Class A) 5,008,599
43,853 (a) CBIZ, Inc 2,415,423
13,856 (a) Cimpress plc 1,367,587
278,411 Cintas Corp 56,971,243
305,652 (a) Clarivate plc 605,191
39,768 (a) Clean Harbors, Inc 12,442,612
38,677 (b) Concentrix Corp 951,454
134,741 (a) Conduent, Inc 211,543
704,539 (a) Copart, Inc 20,516,176
91,982 (a) CoreCivic, Inc 2,750,262
4,561 CRA International, Inc 816,556
31,513 Deluxe Corp 815,241
80,020 Ennis, Inc 1,744,436
20,791 (a) Enviri Corp 461,144
99,516 Equifax, Inc 17,178,452
134,561 (a) ExlService Holdings, Inc 4,565,655
42,714 (a) Exponent, Inc 2,855,431
20,435 (a),(b) Falcon's Beyond Global, Inc 203,124
54,426 (a) First Advantage Corp 1,079,812
9,298 (a) Franklin Covey Co 199,442
25,367 (a) FTI Consulting, Inc 4,042,992
137,328 Genpact Ltd 4,829,826
112,746 (a) GEO Group, Inc 3,482,724
203,744 (b) GFL Environmental, Inc 8,418,702
57,456 (a) Healthcare Services Group 1,338,725
57,058 Herman Miller, Inc 1,284,946
56,595 HNI Corp 2,547,341
17,881 (a) Huron Consulting Group, Inc 2,713,799
14,470 ICF International, Inc 1,170,912
26,145 (a) Innodata, Inc 1,642,690
30,650 Insperity, Inc 1,551,197
41,287 Interface, Inc 1,414,493
99,485 Jacobs Solutions, Inc 13,423,511
107,760 KBR, Inc 3,945,094
25,884 Kelly Services, Inc (Class A) 384,119
15,054 (a) Kforce, Inc 854,616
45,247 Korn/Ferry International 3,722,471
84,202 (a) Legalzoom.com, Inc 662,670
106,138 (a) Leidos Holdings, Inc 12,269,553
20,833 (a) Liquidity Services, Inc 812,070
40,622 Manpower, Inc 2,129,405
46,914 (a) MAXIMUS, Inc 2,826,569
52,569 (a) Mistras Group, Inc 799,574
243,115 (a) Mobility Global, Inc 4,954,684
19,748 (a) Montrose Environmental Group, Inc 414,511
29,720 MSA Safety, Inc 5,654,824

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
101,472 (a) OPENLANE, Inc $ 4,034,527
35,964 (a) Parsons Corp 1,589,968
270,068 Paychex, Inc 31,554,745
31,645 Paycom Software, Inc 5,188,514
37,894 (a) Paylocity Holding Corp 5,225,393
134,061 Pitney Bowes, Inc 2,350,089
225,384 (a) Planet Labs PBC 4,615,864
84,815 (a) Quad Graphics, Inc 881,228
156,513 RB Global, Inc 17,175,737
164,684 Republic Services, Inc 34,674,216
4,919 (a),(b) Resolute Holdings Management, Inc 608,775
81,194 Robert Half International, Inc 3,069,133
236,681 (a) Rollins, Inc 8,986,778
38,494 Science Applications International Corp 4,508,802
44,296 (a),(b) Spire Global, Inc 507,632
173,028 SS&C Technologies Holdings, Inc 13,331,807
195,944 Tetra Tech, Inc 6,497,503
80,973 (a) TIC Solutions, Inc 591,913
164,311 TransUnion 12,918,131
31,712 TriNet Group, Inc 2,087,601
27,880 (a) TrueBlue, Inc 197,390
67,222 UL Solutions, Inc 6,160,224
9,196 (a) Unifirst Corp 2,694,244
87,705 (a) Upwork, Inc 803,378
202,695 Veralto Corp 19,087,788
109,331 Verisk Analytics, Inc 21,303,145
160,654 (a) Verra Mobility Corp 849,860
103,732 (a) Vestis Corp 1,499,965
311,073 Waste Management, Inc 70,473,588
8,049 (a) Willdan Group, Inc 551,598
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 636,640,680
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
19,785 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 77,162
36,606 (a) Abercrombie & Fitch Co (Class A) 3,643,761
45,062 Academy Sports & Outdoors, Inc 2,138,192
45,468 (b) Advance Auto Parts, Inc 2,525,293
12,428 A-Mark Precious Metals, Inc 514,022
8,060,993 (a) Amazon.com, Inc 2,189,204,479
153,895 American Eagle Outfitters, Inc 2,643,916
49,038 (a) AMMO, Inc 104,941
37,892 Arhaus, Inc 280,780
89,929 Arko Corp 718,533
17,130 (a) Asbury Automotive Group, Inc 3,969,021
22,297 (a) Autonation, Inc 4,735,883
13,737 (a) Autozone, Inc 41,434,226
123,602 Bath & Body Works, Inc 2,486,872
155,027 Best Buy Co, Inc 13,372,629
25,286 (a) Boot Barn Holdings, Inc 3,767,361
26,805 Buckle, Inc 1,173,255
16,714 (b) Build-A-Bear Workshop, Inc 566,939
50,403 (a) Burlington Stores, Inc 18,572,497
27,598 Caleres, Inc 354,358
45,932 Camping World Holdings, Inc 284,319
114,033 (a) Carmax, Inc 6,529,530
567,540 (a) Carvana Co 35,391,794
178,033 (a) Chewy, Inc 4,023,546
1,062,649 (a) Coupang, Inc 17,374,311
45,004 Designer Brands, Inc 271,824
53,758 Dick's Sporting Goods, Inc 10,531,730
3,392 Dillard's, Inc (Class A) 1,995,649
370,147 eBay, Inc 42,200,459
71,447 (a) Etsy, Inc 5,835,791

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
111,330 (a),(b) EVgo, Inc $ 175,901
47,693 (a) Five Below, Inc 10,355,581
91,255 (a) Floor & Decor Holdings, Inc 5,253,550
352,660 (a) GameStop Corp (Class A) 7,659,775
185,722 Gap, Inc 3,731,155
11,072 (a) Genesco, Inc 423,172
118,625 Genuine Parts Co 14,753,391
19,580 (a) GigaCloud Technology, Inc 856,429
10,694 Group 1 Automotive, Inc 3,066,718
20,192 (a),(b) Groupon, Inc 556,895
12,287 Haverty Furniture Cos, Inc 302,752
829,401 Home Depot, Inc 275,327,956
106,295 Kohl's Corp 2,034,486
29,436 (a),(b) Lands' End, Inc 353,821
15,764 Lithia Motors, Inc (Class A) 6,075,761
198,979 LKQ Corp 4,467,079
463,347 Lowe's Cos, Inc 96,288,140
185,942 Macy's, Inc 4,615,080
15,121 (a) MarineMax, Inc 521,221
25,345 Monro Muffler, Inc 310,476
15,160 Murphy USA, Inc 9,213,642
61,245 (a) National Vision Holdings, Inc 1,349,840
58,154 (a) Ollie's Bargain Outlet Holdings, Inc 4,272,574
7,635 (a) OneWater Marine, Inc 93,529
693,396 (a) O'Reilly Automotive, Inc 61,954,933
86,310 (a) Overstock.com, Inc 435,866
14,060 (a) Pattern Group, Inc 323,661
9,595 (a) Penske Auto Group, Inc 2,085,089
64,163 (a) Petco Health & Wellness Co, Inc 179,015
27,455 Pool Corp 5,098,668
83,672 (a) RealReal, Inc 1,011,595
26,718 (a) Revolve Group, Inc 670,889
11,334 (a) RH 1,876,004
257,760 Ross Stores, Inc 64,715,803
126,446 (a) Sally Beauty Holdings, Inc 1,892,897
23,232 (a) Savers Value Village, Inc 238,360
10,860 Shoe Carnival, Inc 165,072
35,217 Signet Jewelers Ltd 3,271,659
18,282 (a) Sonic Automotive, Inc (Class A) 1,674,266
109,840 (a) Stitch Fix, Inc 441,557
84,815 (a) ThredUp, Inc 490,231
912,538 TJX Cos, Inc 143,578,729
430,012 Tractor Supply Co 13,231,469
36,311 (a) Ulta Beauty, Inc 18,621,370
73,117 Upbound Group, Inc 1,417,739
49,958 (a) Urban Outfitters, Inc 3,705,884
115,632 (a) Valvoline, Inc 4,441,425
62,135 (a) Victoria's Secret & Co 5,510,132
65,793 (a) Warby Parker, Inc 1,756,015
80,493 (a) Wayfair, Inc 6,833,856
98,307 Williams-Sonoma, Inc 22,478,879
3,254 (a) Winmark Corp 1,085,209
17,348 (a) Zumiez, Inc 341,235
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,238,309,504
CONSUMER DURABLES & APPAREL - 0.6%
22,931 Acushnet Holdings Corp 2,322,222
177,806 (a) Amer Sports, Inc 6,313,891
38,591 (a) Beazer Homes USA, Inc 1,238,771
37,992 (a),(b) BK LC Lux Finco 2 Sarl 1,471,050
55,988 (a) Brunswick Corp 4,423,052
130,391 (a) Callaway Golf Co 2,407,018
88,747 (a) Capri Holdings Ltd 1,413,740

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
40,191 Carter's, Inc $ 1,550,167
7,664 (a) Cavco Industries, Inc 4,192,438
29,063 Century Communities, Inc 1,951,871
22,040 (a) Columbia Sportswear Co 1,308,735
40,296 Cricut, Inc 188,988
39,423 (a) Crocs, Inc 5,046,538
115,620 (a) Deckers Outdoor Corp 11,201,266
209,334 DR Horton, Inc 29,947,322
28,909 (a) Dream Finders Homes, Inc 369,746
18,170 (a) Ethan Allen Interiors, Inc 407,008
100,848 (a) Figs, Inc 1,079,074
16,548 (a) Funko, Inc 96,475
137,326 (a) Garmin Ltd 40,343,632
33,458 G-III Apparel Group Ltd 1,218,206
44,744 (a) Green Brick Partners, Inc 3,164,743
115,071 (a) Hasbro, Inc 10,809,770
18,210 (a) Helen of Troy Ltd 503,142
5,488 (a) Hovnanian Enterprises, Inc 679,963
17,812 Installed Building Products, Inc 3,971,007
18,329 (a) JAKKS Pacific, Inc 482,603
4,575 Johnson Outdoors, Inc 214,613
49,543 KB Home 2,723,379
46,511 Kontoor Brands, Inc 3,894,831
29,303 (a) Latham Group, Inc 157,064
34,410 La-Z-Boy, Inc 1,355,066
166 (a) Legacy Housing Corp 4,359
28,702 (a) Leggett & Platt, Inc 281,280
150,802 Lennar Corp (Class A) 12,418,545
6,685 (b) Lennar Corp (Class B) 539,480
21,021 (a) LGI Homes, Inc 1,147,116
8,881 (a) Lovesac Co 142,895
81,620 (a) Lululemon Athletica, Inc 9,702,169
21,334 (a) M/I Homes, Inc 3,117,537
15,761 (a) Malibu Boats, Inc 434,531
15,594 (a) MasterCraft Boat Holdings, Inc 373,008
258,254 (a) Mattel, Inc 3,897,053
66,593 Meritage Homes Corp 4,674,829
46,404 (a) Mohawk Industries, Inc 5,712,332
11,652 Movado Group, Inc 444,873
552,189 Newell Rubbermaid, Inc 3,092,258
971,254 Nike, Inc (Class B) 40,511,004
2,232 (a) NVR, Inc 13,720,216
185,414 (a) On Holding AG. 6,719,403
11,915 Oxford Industries, Inc 451,817
306,657 (a) Peloton Interactive, Inc 1,959,538
50,687 Polaris Industries, Inc 3,400,084
163,053 Pulte Homes, Inc 20,621,313
37,948 PVH Corp 3,288,574
31,175 Ralph Lauren Corp 11,857,100
5,100 Rocky Brands, Inc 249,084
67,937 (a) SharkNinja Global SPV Ltd 10,990,169
46,417 (a) Skyline Champion Corp 3,695,257
40,257 Smith & Wesson Brands, Inc 585,739
99,573 (a) Sonos, Inc 1,459,740
60,790 Steven Madden Ltd 2,801,203
23,115 (a) Sturm Ruger & Co, Inc 859,185
161,927 Tapestry, Inc 24,672,817
174,402 Tempur Sealy International, Inc 11,393,683
85,757 Toll Brothers, Inc 12,511,089
144,666 (a),(b) Under Armour, Inc (Class A) 962,029
155,581 (a) Under Armour, Inc (Class C) 1,009,721
307,845 VF Corp 4,408,340

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
77,468 Whirlpool Corp $ 2,905,050
61,916 Wolverine World Wide, Inc 1,218,507
44,241 (a),(b) XMAX, Inc 381,357
51,670 (a) YETI Holdings, Inc 2,528,730
TOTAL CONSUMER DURABLES & APPAREL 377,590,405
CONSUMER SERVICES - 1.9%
43,450 (a) Accel Entertainment, Inc 522,269
333,984 ADT, Inc 2,551,638
22,041 (a) Adtalem Global Education, Inc 2,751,819
339,408 (a) Airbnb, Inc 51,427,100
12,085 (a) American Public Education, Inc 586,243
234,054 Aramark 13,334,056
1,666 (a) Biglari Holdings, Inc (B Shares) 662,218
16,515 (a) BJ's Restaurants, Inc 1,116,579
102,895 Bloomin' Brands, Inc 891,071
634,594 Booking Holdings, Inc 122,413,183
37,974 Boyd Gaming Corp 3,230,068
48,050 (a) Bright Horizons Family Solutions, Inc 3,581,647
36,294 (a) Brinker International, Inc 7,756,028
180,513 (a) Caesars Entertainment, Inc 5,370,262
1,056,743 (a) Carnival Corp Ltd 29,388,023
14,156 (a) Carriage Services, Inc 571,478
85,669 (a) Cava Group, Inc 5,588,189
32,130 (a) Cheesecake Factory 3,258,625
1,063,313 (a) Chipotle Mexican Grill, Inc (Class A) 39,576,510
22,875 (b) Choice Hotels International, Inc 2,550,334
55,657 Churchill Downs, Inc 4,691,885
195,510 (a) Coursera, Inc 1,038,158
17,349 Cracker Barrel Old Country Store, Inc 978,310
89,175 Darden Restaurants, Inc 18,154,246
31,369 (a) Dave & Buster's Entertainment, Inc 340,040
13,763 (b) Dine Brands Global Inc. 494,642
25,940 Domino's Pizza, Inc 9,012,594
307,711 (a) DoorDash, Inc 60,360,590
413,316 (a) DraftKings, Inc 9,704,660
76,881 (a) Driven Brands Holdings, Inc 1,097,092
29,105 (a) Duolingo, Inc 3,923,645
104,876 (a) Dutch Bros, Inc 6,903,987
12,421 (a) El Pollo Loco Holdings, Inc 204,450
93,644 Expedia Group, Inc 27,600,633
7,386 (a) First Watch Restaurant Group, Inc 94,910
119,033 (a) Flutter Entertainment plc 12,435,377
59,746 (a) Frontdoor, Inc 4,339,352
171,627 (a) Genius Sports Ltd 1,189,375
53,608 (a) Global Business Travel Group I 506,059
2,860 Graham Holdings Co 3,442,124
22,204 (a) Grand Canyon Education, Inc 3,227,129
76,216 H&R Block, Inc 3,355,790
58,556 (a) Hilton Grand Vacations, Inc 2,701,774
183,890 Hilton Worldwide Holdings, Inc 58,934,906
34,530 (b) Hyatt Hotels Corp 6,010,292
31,202 (a) Inspired Entertainment, Inc 214,670
116,923 International Game Technology plc 1,173,907
17,562 (a),(b) Jack in the Box, Inc 287,490
63,459 (a) Krispy Kreme, Inc 201,800
4,543 (a) Kura Sushi USA, Inc 209,296
227,243 Las Vegas Sands Corp 11,109,910
112,130 (a) Laureate Education, Inc 4,295,700
20,423 (a) Liberty Live Holdings, Inc 1,934,467
43,701 (a) Liberty Live Holdings, Inc 4,308,919
102,249 (a) Life Time Group Holdings, Inc 4,611,430
16,560 (a) Lincoln Educational Services Corp 692,539

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
51,497 (a) Lindblad Expeditions Holdings, Inc $ 1,523,281
179,065 Marriott International, Inc (Class A) 66,760,804
23,166 Marriott Vacations Worldwide Corp 2,258,917
24,109 (a) Matthews International Corp (Class A) 669,025
589,981 McDonald's Corp 159,672,458
159,824 (a) MGM Resorts International 7,123,356
9,758 (a) Monarch Casino & Resort, Inc 1,197,794
67,782 (a) Navan, Inc 1,804,357
367,063 (a) Norwegian Cruise Line Holdings Ltd 6,801,677
57,781 (a) OneSpaWorld Holdings Ltd 1,488,439
25,021 (b) Papa John's International, Inc 748,128
140,915 (a) Penn National Gaming, Inc 2,892,985
52,653 Perdoceo Education Corp 1,674,892
76,081 (a) Planet Fitness, Inc 4,253,689
37,453 (a) Portillo's, Inc 171,160
6,615 RCI Hospitality Holdings, Inc 165,970
44,146 Red Rock Resorts, Inc 2,844,768
287,006 Restaurant Brands International, Inc 21,244,184
207,338 Royal Caribbean Cruises Ltd 65,995,685
93,678 (a) Rush Street Interactive, Inc 2,520,875
243,098 (a) Sabre Corp 449,731
24,214 (a),(b) SeaWorld Entertainment, Inc 1,080,671
43,888 (a),(b) Serve Robotics, Inc 209,785
103,314 Service Corp International 8,904,634
31,393 (a) Shake Shack, Inc 1,969,911
146,788 (a) SHARPLINK,Inc 898,343
70,143 (a) Six Flags Entertainment Corp 1,215,578
954,707 Starbucks Corp 100,482,912
18,123 (a) Strategic Education, Inc 1,486,086
36,230 (a) Stride, Inc 2,908,907
109,065 Super Group SGHC Ltd 1,526,910
84,121 (a) Sweetgreen, Inc 542,580
24,196 (a) Target Hospitality Corp 367,779
55,332 Texas Roadhouse, Inc (Class A) 11,367,406
55,421 Travel & Leisure Co 4,213,104
32,422 (a) Universal Technical Institute, Inc 1,274,509
33,334 (b) Vail Resorts, Inc 4,979,433
14,525 (a) Viad Corp 733,948
146,353 (a) Viking Holdings Ltd 15,271,935
149,352 (b) Wendy's Co 1,099,231
19,303 Wingstop, Inc 2,499,545
65,376 Wyndham Hotels & Resorts, Inc 4,894,047
65,218 Wynn Resorts Ltd 6,476,800
29,729 (a),(b) Xponential Fitness, Inc 193,833
229,241 Yum! Brands, Inc 35,138,060
TOTAL CONSUMER SERVICES 1,128,907,610
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
361,881 (b) Albertsons Cos, Inc 4,190,582
24,311 Andersons, Inc 1,720,733
99,993 (a) BJ's Wholesale Club Holdings, Inc 9,777,316
30,967 Casey's General Stores, Inc 26,972,257
26,328 (a) Chefs' Warehouse, Inc 3,036,935
369,251 Costco Wholesale Corp 351,486,334
181,201 Dollar General Corp 23,021,587
148,877 (a) Dollar Tree, Inc 18,938,643
86,695 (a) Grocery Outlet Holding Corp 796,727
10,121 Ingles Markets, Inc (Class A) 910,991
470,598 Kroger Co 27,172,328
141,330 (a) Maplebear, Inc 6,303,318
10,587 Natural Grocers by Vitamin Cottage, Inc 339,419
127,664 (a) Performance Food Group Co 14,603,485
17,644 (a) Pricesmart, Inc 3,421,348

SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
67,822 (a) Sprouts Farmers Market, Inc $ 5,911,366
396,585 Sysco Corp 33,804,905
378,985 Target Corp 54,759,543
42,634 (a) United Natural Foods, Inc 2,167,086
187,386 (a) US Foods Holding Corp 18,849,158
4,608 Village Super Market (Class A) 202,476
3,653,300 Walmart, Inc 406,246,960
15,068 Weis Markets, Inc 1,160,989
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,015,794,486
ENERGY - 3.5%
257,827 Antero Midstream Corp 5,664,459
241,944 (a) Antero Resources Corp 8,743,856
313,633 APA Corp 11,704,784
130,093 Archrock, Inc 4,652,126
38,333 (a) Ardmore Shipping Corp 666,611
40,749 (b) Atlas Energy Solutions, Inc 439,682
818,715 Baker Hughes Co 49,524,070
356,354 (a),(b) Borr Drilling Ltd 1,436,107
33,438 (a) Bristow Group, Inc 1,515,410
59,916 Cactus, Inc 3,895,139
67,887 California Resources Corp 3,572,214
58,289 (a) Calumet, Inc 2,575,791
14,002 (a) Centrus Energy Corp 2,477,374
175,166 Cheniere Energy, Inc 46,168,503
183,615 Chesapeake Energy Corp 17,265,318
1,541,826 Chevron Corp 303,477,612
35,584 Chord Energy Corp 4,995,282
117,494 (a) Clean Energy Fuels Corp 227,938
116,441 (a) CNX Resources Corp 4,168,588
80,576 (a) Comstock Resources, Inc 1,068,438
1,012,312 ConocoPhillips 121,963,350
39,105 Core Laboratories, Inc 416,077
42,902 Core Natural Resources, Inc 3,425,296
195,543 Crescent Energy Co 2,242,878
25,073 (a) CVR Energy, Inc 893,100
44,826 (a) Delek US Holdings, Inc 3,042,341
943,410 Devon Energy Corp 42,576,093
112,644 DHT Holdings, Inc 2,091,799
163,512 Diamondback Energy, Inc 33,184,760
99,381 (a) Diversified Energy Co 1,337,668
48,102 Dorian LPG Ltd 2,280,997
86,849 DT Midstream, Inc 11,985,162
156,494 (a),(b) Encore Energy Corp 170,578
195,214 (a) Energy Fuels, Inc 2,233,248
443,464 EOG Resources, Inc 65,938,662
491,398 (a) EQT Corp 26,186,599
14,635 Excelerate Energy, Inc 574,716
60,765 (a) Expro Ltd 969,202
3,460,403 (a) ExxonMobil Holdings Corp 537,885,042
30,781 (b) FLEX LNG Ltd 960,675
15,957 (a) Forum Energy Technologies, Inc 1,000,025
23,971 (a) FutureFuel Corp 118,656
384,064 (a) Gevo, Inc 568,415
75,218 Golar LNG Ltd 3,696,965
195,297 Granite Ridge Resources, Inc 927,661
36,128 (a) Green Plains, Inc 608,757
14,105 (a) Gulfport Energy Operating Corp 2,276,124
696,057 Halliburton Co 22,447,838
205,459 (a) Helix Energy Solutions Group, Inc 1,953,915
79,652 (a) Helmerich & Payne, Inc 2,753,570
135,469 HF Sinclair Corp 12,391,349
24,396 (a) Innovex International, Inc 685,040

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
33,624 International Seaways, Inc $ 3,233,956
1,635,682 Kinder Morgan, Inc 52,636,247
22,010 Kinetik Holdings, Inc 1,113,046
89,686 Kodiak Gas Services, Inc 5,265,465
1,301,840 (a) Kosmos Energy Ltd 3,501,950
128,998 Liberty Energy, Inc 2,413,553
7,511 (a) Lightbridge Corp 61,891
130,660 Magnolia Oil & Gas Corp 3,359,269
243,636 Marathon Petroleum Corp 77,103,485
85,971 Matador Resources Co 4,289,093
111,281 Murphy Oil Corp 4,422,307
10,744 (a),(b) Nabors Industries Ltd 920,438
6,662 Nacco Industries, Inc (Class A) 315,779
65,081 (a) National Energy Services Reunited Corp 1,754,584
77,349 National Fuel Gas Co 6,366,596
62,663 (a),(b) New Era Energy & Digital, Inc 292,010
346,527 (a),(b) NextDecade Corp 2,328,661
105,911 (a) Noble Corp plc 4,490,626
171,055 (b) Nordic American Tankers Ltd 1,116,989
178,641 Northern Oil and Gas, Inc 3,778,257
285,264 NOV, Inc 5,542,679
606,268 Occidental Petroleum Corp 34,599,715
84,190 (a) Oceaneering International, Inc 4,106,788
47,333 (a) Oil States International, Inc 383,871
524,283 ONEOK, Inc 47,610,139
240,769 Ovintiv, Inc 15,038,432
43,046 (a) Par Pacific Holdings, Inc 3,703,247
278,161 Patterson-UTI Energy, Inc 2,915,127
65,770 PBF Energy, Inc 4,753,856
82,099 Peabody Energy Corp 1,750,351
593,941 Permian Resources Corp 12,656,883
332,881 Phillips 66 70,464,250
20,043 (a) ProFrac Holding Corp 80,974
48,161 (a) ProPetro Holding Corp 534,587
167,584 Range Resources Corp 6,726,822
39,619 (a) Ranger Energy Services, Inc 635,885
24,681 (a) Rex American Resources Corp 1,062,270
9,184 Riley Exploration Permian, Inc 314,736
75,232 (a) RPC, Inc 422,052
103,646 (a),(b) Sable Offshore Corp 548,287
18,703 SandRidge Energy, Inc 260,346
1,229,402 Schlumberger Ltd 60,966,045
37,754 (a) Scorpio Tankers, Inc 2,939,526
38,205 (a) SEACOR Marine Holdings, Inc 360,273
61,436 (a) Seadrill Ltd 2,754,790
51,163 Select Water Solutions, Inc 947,539
191,337 SFL Corp Ltd 2,361,099
149,545 SM Energy Co 4,863,203
38,359 Solaris Oilfield Infrastructure, Inc 1,972,036
104,552 (a) Talos Energy, Inc 1,587,099
176,154 Targa Resources Corp 47,626,757
336,934 TechnipFMC plc 24,144,690
112,331 Teekay Corp Ltd 1,308,656
25,418 (a) Teekay Tankers Ltd 2,017,427
91,264 (a) Tetra Technologies, Inc 702,733
48,933 Texas Pacific Land Corp 19,699,447
39,296 (a) Tidewater, Inc 2,949,558
651,009 (a) Transocean Ltd 3,463,368
357,338 (a) Uranium Energy Corp 3,430,445
290,150 (a) Ur-Energy, Inc 353,983
159,352 Vaalco Energy, Inc 849,346
46,004 (a) Valaris Ltd 3,643,057

SHARES DESCRIPTION VALUE
ENERGY (continued)
246,679 Valero Energy Corp $ 77,185,859
152,574 Viper Energy, Inc 6,806,326
19,660 (a),(b) Vitesse Energy, Inc 306,696
107,648 W&T Offshore, Inc 386,456
61,971 Weatherford International plc 5,440,434
1,015,291 Williams Cos, Inc 72,633,918
51,009 World Fuel Services Corp 2,033,219
TOTAL ENERGY 2,130,635,344
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
69,076 Acadia Realty Trust 1,552,138
92,739 Agree Realty Corp 7,215,094
2,381 (a) Alexander's, Inc 607,155
142,759 Alexandria Real Estate Equities, Inc 7,344,951
25,352 (a) Alpine Income Property Trust, Inc 511,603
42,920 (a) American Assets Trust, Inc 1,012,483
141,425 American Healthcare REIT, Inc 7,863,230
297,660 American Homes 4 Rent 9,947,797
385,203 American Tower Corp 66,778,792
233,712 Americold Realty Trust, Inc 3,293,002
129,685 Apple Hospitality REIT, Inc 2,141,099
51,966 Armada Hoffler Properties, Inc 361,683
116,306 AvalonBay Communities, Inc 21,587,557
142,000 Boston Properties, Inc 9,957,040
33,270 Braemar Hotels & Resorts, Inc 75,523
467,390 Brandywine Realty Trust 1,420,866
246,569 Brixmor Property Group, Inc 7,769,389
194,051 Broadstone Net Lease, Inc 4,154,632
16,032 BRT Apartments Corp 239,037
94,053 Camden Property Trust 10,422,013
177,957 CareTrust REIT, Inc 7,463,517
20,961 CBL & Associates Properties, Inc 1,230,620
21,997 Centerspace 1,206,315
43,933 Chatham Lodging Trust 585,627
11,092 (a) Chiron Real Estate, Inc 393,766
21,501 Community Healthcare Trust, Inc 393,683
102,721 Corporate Office Properties Trust 3,899,289
117,020 Cousins Properties, Inc 3,691,981
358,748 Crown Castle, Inc 27,372,472
21,987 CTO Realty Growth, Inc 483,054
190,251 CubeSmart 7,887,806
77,118 Curbline Properties Corp 2,362,895
160,311 DiamondRock Hospitality Co 2,122,518
290,292 Digital Realty Trust, Inc 54,725,848
251,159 Diversified Healthcare Trust 2,235,315
133,949 Douglas Emmett, Inc 1,583,277
39,721 (a) Easterly Government Properties, Inc 967,604
41,142 EastGroup Properties, Inc 8,599,089
108,595 Empire State Realty Trust, Inc 549,491
60,323 EPR Properties 3,744,249
82,430 Equinix, Inc 84,019,250
157,929 Equity Lifestyle Properties, Inc 10,276,440
304,492 Equity Residential 20,233,493
153,458 Essential Properties Realty Trust, Inc 4,801,701
53,758 Essex Property Trust, Inc 15,274,798
182,592 Extra Space Storage, Inc 27,030,920
21,465 (a) Farmland Partners, Inc 200,698
74,759 Federal Realty Investment Trust 9,276,844
154,619 (a) Fermi, Inc 879,782
104,918 First Industrial Realty Trust, Inc 6,907,801
92,343 Four Corners Property Trust, Inc 2,363,981
216,769 Gaming and Leisure Properties, Inc 9,709,083
28,542 Getty Realty Corp 974,424

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
37,710 (a) Gladstone Commercial Corp $ 471,375
22,975 (a) Gladstone Land Corp 186,327
181,394 Global Net Lease, Inc 1,581,756
233,391 (a) Healthcare Realty Trust, Inc 4,903,545
549,332 Healthpeak Properties, Inc 11,991,918
91,090 Highwoods Properties, Inc 3,017,812
617,264 Host Hotels & Resorts Inc 15,511,844
48,582 (a) Hudson Pacific Properties, Inc 668,974
163,404 Independence Realty Trust, Inc 2,717,409
46,257 Industrial Logistics Properties Trust 398,273
28,952 Innovative Industrial Properties, Inc 1,702,667
52,864 InvenTrust Properties Corp 1,871,914
495,690 Invitation Homes, Inc 14,731,907
236,489 Iron Mountain, Inc 28,927,334
92,465 JBG SMITH Properties 1,299,133
87,204 Kilroy Realty Corp 3,385,259
592,758 Kimco Realty Corp 15,103,474
169,240 Kite Realty Group Trust 4,843,649
78,088 Lamar Advertising Co 12,490,956
58,813 Lineage, Inc 2,491,907
45,013 (a) LTC Properties, Inc 1,811,323
59,620 LXP Industrial Trust 3,608,799
213,145 Macerich Co 5,507,667
609,164 Medical Properties Trust, Inc 2,820,429
93,559 Mid-America Apartment Communities, Inc 12,381,598
110,200 Millrose Properties, Inc 3,083,396
47,536 National Health Investors, Inc 3,643,634
122,250 National Retail Properties, Inc 5,809,320
12,604 NET Lease Office Properties 147,467
80,477 NETSTREIT Corp 1,726,232
45,710 (a) NexPoint Diversified Real Estate Trust 206,609
18,294 NexPoint Residential Trust, Inc 477,656
248,682 Omega Healthcare Investors, Inc 12,590,770
17,564 One Liberty Properties, Inc 426,981
134,262 Outfront Media, Inc 4,278,930
164,463 Park Hotels & Resorts, Inc 2,476,813
102,741 Pebblebrook Hotel Trust 1,962,353
116,898 Phillips Edison & Co, Inc 4,966,996
117,713 (a) Piedmont Office Realty Trust, Inc 1,140,639
15,585 Postal Realty Trust, Inc 359,078
761,992 Prologis, Inc 110,191,663
138,975 Public Storage, Inc 45,051,526
203,930 Rayonier, Inc 4,441,595
769,641 Realty Income Corp 49,156,971
161,173 Regency Centers Corp 12,940,580
189,654 Rexford Industrial Realty, Inc 7,163,232
210,496 RLJ Lodging Trust 2,578,576
53,350 Ryman Hospitality Properties, Inc 7,130,227
208,437 Sabra Health Care REIT, Inc 4,412,611
52,363 Safehold, Inc 847,233
9,861 Saul Centers, Inc 335,964
90,555 SBA Communications Corp 16,388,644
95,220 Service Properties Trust 764,617
264,333 Simon Property Group, Inc 60,630,060
38,559 SITE Centers Corp 165,033
59,678 SL Green Realty Corp 3,158,757
45,055 Smartstop Self Storage REIT, Inc 1,511,145
135,548 STAG Industrial, Inc 5,186,066
95,004 Summit Hotel Properties, Inc 653,628
102,773 Sun Communities, Inc 12,690,410
161,995 Sunstone Hotel Investors, Inc 1,906,681
106,682 Tanger Factory Outlet Centers, Inc 4,337,690

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
83,541 Terreno Realty Corp $ 5,985,713
290,471 UDR, Inc 11,084,373
37,814 UMH Properties, Inc 571,370
10,243 Universal Health Realty Income Trust 444,751
84,918 Urban Edge Properties 1,924,242
389,010 Ventas, Inc 36,376,325
883,154 (c) VICI Properties, Inc 23,271,108
166,425 Vornado Realty Trust 6,555,481
586,006 (c) Welltower, Inc 137,383,247
608,636 (c) Weyerhaeuser Co 15,234,159
162,366 (c) WP Carey, Inc 11,950,138
93,739 Xenia Hotels & Resorts, Inc 1,929,149
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,289,779,803
FINANCIAL SERVICES - 7.1%
23,346 (a) Affiliated Managers Group, Inc 8,561,679
231,384 (a) Affirm Holdings, Inc 16,546,270
844,048 AGNC Investment Corp 8,997,552
11,461 Alerus Financial Corp 381,307
215,445 Ally Financial, Inc 9,335,232
442,086 American Express Co 148,651,418
77,110 Ameriprise Financial, Inc 42,089,722
548,530 Annaly Capital Management, Inc 12,462,602
346,185 Apollo Global Management, Inc 43,477,374
140,524 (a) Arbor Realty Trust, Inc 704,025
168,728 (a) ArchiMed SAS 3,375
26,864 Ares Commercial Real Estate Corp 114,441
161,312 Ares Management Corp 20,662,454
91,919 (a) ARMOUR Residential REIT, Inc 1,513,906
56,201 (a) Artisan Partners Asset Management, Inc 2,205,327
3,860 (a) Atlanticus Holdings Corp 407,191
177,732 (a),(b) Bakkt Holdings, Inc 1,274,338
25,498 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,492,908
578,953 Bank of New York Mellon Corp 90,507,722
1,548,360 (a) Berkshire Hathaway, Inc 792,048,074
280,452 BGC Group, Inc 3,230,807
127,665 BlackRock, Inc 139,204,639
134,477 Blackstone Mortgage Trust, Inc 1,955,296
617,374 (a) Blackstone, Inc 78,869,529
433,670 (a) Block, Inc 35,231,351
484,804 (b) Blue Owl Capital, Inc 4,993,481
37,510 (a) Bread Financial Holdings, Inc 4,053,706
33,822 (a) Brightsphere Investment Group, Inc 2,925,265
73,999 BrightSpire Capital, Inc 370,735
317,294 Brookfield Asset Management Ltd 15,357,030
27,343 (a),(b) Bullish 595,804
150,882 Burford Capital Ltd 621,634
66,104 Cannae Holdings, Inc 961,813
517,435 Capital One Financial Corp 108,149,089
210,346 Carlyle Group, Inc 9,680,123
10,872 (a) Cass Information Systems, Inc 607,962
88,863 Cboe Global Markets, Inc 27,567,968
1,363,907 Charles Schwab Corp 143,537,573
271,030 (a) Chime Financial, Inc 6,230,980
98,027 Chimera Investment Corp 1,223,377
72,615 (a) Claros Mortgage Trust, Inc 128,529
295,312 CME Group, Inc 79,081,600
23,008 (a) Cohen & Steers, Inc 1,892,868
182,332 (a) Coinbase Global, Inc 26,667,878
47,288 (a) Compass Diversified Trust 476,663
202,495 Corebridge Financial, Inc 6,315,819
53,746 (a) Corpay, Inc 20,536,884
2,027 (a),(b) Credit Acceptance Corp 1,153,181

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
7,277 (a) Dave, Inc $ 2,712,065
217,778 DigitalBridge Group, Inc 3,456,137
138,170 Dlocal Ltd 2,083,604
21,721 (a) Donnelley Financial Solutions, Inc 1,027,403
105,167 Dynex Capital, Inc 1,336,673
67,305 Ellington Financial, Inc 893,810
34,142 Enact Holdings, Inc 1,615,599
20,303 (a) Encore Capital Group, Inc 1,910,106
20,341 (a) Enova International, Inc 5,169,462
240,477 Equitable Holdings, Inc 11,458,729
86,308 Essent Group Ltd 5,692,876
40,228 (a) Euronet Worldwide, Inc 2,869,463
31,946 Evercore Partners, Inc (Class A) 10,240,610
76,927 (a) EVERTEC, Inc 2,341,658
28,545 Factset Research Systems, Inc 7,513,044
8,319 Federal Agricultural Mortgage Corp 1,893,404
406,571 Fidelity National Information Services, Inc 18,202,184
109,035 (a) Figure Technology Solutions, Inc 2,716,062
29,795 FirstCash Holdings, Inc 6,078,478
442,498 (a) Fiserv, Inc 23,868,342
81,800 (a) Flywire Corp 1,309,618
65,824 Franklin BSP Realty Trust, Inc 499,604
251,455 Franklin Resources, Inc 8,514,266
13,981 (a),(b) Freedom Holding Corp 2,114,906
149,122 (a) Galaxy Digital, Inc 3,133,053
24,069 GCM Grosvenor, Inc 300,381
193,234 Global Payments, Inc 16,247,115
240,264 Goldman Sachs Group, Inc 244,680,052
39,977 (a) Green Dot Corp 524,098
33,082 Hamilton Lane, Inc 2,941,321
116,408 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,408,371
42,580 (a) Houlihan Lokey, Inc 5,343,364
363,590 (a) Interactive Brokers Group, Inc (Class A) 31,992,284
462,037 Intercontinental Exchange, Inc 70,451,402
24,114 (a) International Money Express, Inc 285,992
329,424 Invesco Ltd 9,750,950
31,628 Invesco Mortgage Capital, Inc 234,363
65,018 Jack Henry & Associates, Inc 10,015,373
56,449 Jackson Financial, Inc 6,902,584
132,876 Jefferies Financial Group, Inc 7,255,030
569,062 KKR & Co, Inc 57,719,959
39,564 KKR Real Estate Finance Trust, Inc 275,365
91,283 Ladder Capital Corp 872,665
76,486 (a) Lazard, Inc 3,241,477
92,703 (a) LendingClub Corp 1,774,335
9,088 (a) LendingTree, Inc 289,544
496,197 (a),(b) loanDepot, Inc 486,869
65,644 LPL Financial Holdings, Inc 23,218,283
46,771 Marex Group Ltd 3,036,373
30,637 MarketAxess Holdings, Inc 4,972,385
106,958 (a) Marqeta, Inc 1,856,791
671,901 Mastercard, Inc (Class A) 385,066,463
14,153 Merchants Bancorp 780,963
121,913 MFA Financial, Inc 1,110,627
186,275 MGIC Investment Corp 5,595,701
48,146 (a) Miami International Holdings, Inc 2,264,788
52,200 (a) Moelis & Co 3,501,576
124,074 Moody's Corp 59,354,520
929,204 Morgan Stanley 195,523,106
18,041 Morningstar, Inc 3,474,155
57,981 MSCI, Inc (Class A) 33,179,047
372,971 Nasdaq Stock Market, Inc 35,130,138

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
90,636 Navient Corp $ 760,436
56,646 (a) NCR Corp ATM 2,664,061
11,447 Nelnet, Inc (Class A) 1,555,304
28,192 (a) NerdWallet, Inc 253,728
76,108 New York Mortgage Trust, Inc 690,300
77,657 (a) NMI Holdings, Inc 3,440,205
151,148 (a) Northern Trust Corp 27,537,654
100,846 OneMain Holdings, Inc 6,310,943
38,797 (a) OppFi, Inc 363,528
19,561 Orchid Island Capital, Inc 126,951
37,666 P10, Inc 324,681
172,610 Pagseguro Digital Ltd 1,663,960
33,368 (a) Patria Investments Ltd 361,042
21,291 (a) Paymentus Holdings, Inc 726,023
317,613 (a) Payoneer Global, Inc 2,277,285
737,228 PayPal Holdings, Inc 42,176,814
26,126 (a) Paysafe Ltd 211,098
25,211 PennyMac Financial Services, Inc 1,901,162
79,385 PennyMac Mortgage Investment Trust 748,601
47,730 Perella Weinberg Partners 842,435
53,004 Piper Sandler Cos 4,017,703
18,733 (a) PJT Partners, Inc 3,152,951
34,772 (a) PRA Group, Inc 603,990
50,967 PROG Holdings, Inc 2,243,567
108,165 Radian Group, Inc 4,217,353
149,865 Raymond James Financial, Inc 26,373,243
48,767 Ready Capital Corp 69,737
91,139 Redwood Trust, Inc 416,505
5,962 (a) Regional Management Corp 192,394
195,471 (a) Remitly Global, Inc 4,450,875
64,989 (a) Repay Holdings Corp 259,956
270,840 Rithm Capital Corp 2,675,899
638,120 (a) Robinhood Markets, Inc 55,235,667
809,381 (a) Rocket Cos, Inc 10,441,015
243,115 S&P Global, Inc 100,146,362
77,863 SEI Investments Co 8,018,332
12,251 (a),(b) Sezzle, Inc 1,895,842
58,037 (a),(b) Shift4 Payments, Inc 3,075,961
176,352 SLM Corp 4,584,270
1,017,067 (a),(b) SoFi Technologies, Inc 16,588,363
184,391 Starwood Property Trust, Inc 2,946,568
224,402 State Street Corp 41,325,872
60,180 StepStone Group, Inc 2,639,495
131,262 Stifel Financial Corp 10,882,932
128,175 StoneCo Ltd 1,457,991
80,887 (a) StoneX Group, Inc 6,193,518
280,540 Synchrony Financial 21,262,127
175,356 T Rowe Price Group, Inc 19,596,033
376,296 (a) Toast, Inc 12,143,072
47,754 TPG RE Finance Trust, Inc 380,599
114,453 TPG, Inc 4,997,018
91,986 Tradeweb Markets, Inc 9,244,593
60,513 Two Harbors Investment Corp 731,602
73,360 (a),(b) Upstart Holdings, Inc 2,012,998
74,643 (b) UWM Holdings Corp 135,850
37,467 Victory Capital Holdings, Inc 3,710,357
66,671 Virtu Financial, Inc 3,915,588
5,692 Virtus Investment Partners, Inc 907,020
1,372,994 Visa, Inc (Class A) 502,694,293
79,606 Voya Financial, Inc 7,915,225
34,188 Walker & Dunlop, Inc 1,698,802
19,798 Waterstone Financial, Inc 406,255

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
226,218 (a) Webull Corp $ 1,597,099
267,771 (b) Western Union Co 1,703,024
29,534 (a) WEX, Inc 5,521,677
102,039 WisdomTree, Inc 1,976,495
3,348 (a) World Acceptance Corp 602,004
338,186 XP, Inc 5,769,453
TOTAL FINANCIAL SERVICES 4,303,731,223
FOOD, BEVERAGE & TOBACCO - 2.0%
1,380,967 Altria Group, Inc 94,361,475
392,925 Archer-Daniels-Midland Co 31,147,165
103,488 (b) B&G Foods, Inc (Class A) 365,313
9,710 (a) Boston Beer Co, Inc (Class A) 1,778,872
38,869 (a) BRC, Inc 40,035
38,859 (a),(b) Brown-Forman Corp (Class A) 1,135,460
126,659 Brown-Forman Corp (Class B) 3,638,913
102,976 Bunge Global S.A. 10,939,141
34,510 Cal-Maine Foods, Inc 3,029,288
156,570 (b) Campbell Soup Co 3,441,409
138,030 (a) Celsius Holdings, Inc 4,031,856
3,239,104 Coca-Cola Co 283,713,119
47,838 Coca-Cola Consolidated Inc 8,988,760
270,654 ConAgra Brands, Inc 3,927,190
116,062 Constellation Brands, Inc (Class A) 15,114,754
139,798 (a) Darling International, Inc 8,477,351
53,151 Dole plc 751,555
301,091 (b) Flowers Foods, Inc 2,113,659
35,328 (a) Fresh Del Monte Produce, Inc 1,049,595
38,278 (a) Freshpet, Inc 2,279,072
428,495 General Mills, Inc 15,318,696
116,327 Hershey Co 20,363,041
210,441 Hormel Foods Corp 5,263,129
53,879 Ingredion, Inc 5,358,805
11,705 J&J Snack Foods Corp 895,433
84,120 J.M. Smucker Co 10,032,151
330,614 JBS NV 4,635,208
7,448 (a) John B Sanfilippo & Son, Inc 616,397
1,081,021 Keurig Dr Pepper, Inc 33,641,374
690,538 Kraft Heinz Co 17,850,407
128,775 Lamb Weston Holdings, Inc 6,767,126
17,192 Lancaster Colony Corp 1,837,309
25,834 Limoneira Co 335,067
24,756 (a) MamaMancini's Holdings, Inc 456,253
212,619 McCormick & Co, Inc 10,822,307
12,640 (a) MGP Ingredients, Inc 223,728
41,685 (a),(b) Mission Produce, Inc 525,648
104,846 Molson Coors Brewing Co (Class B) 4,357,400
1,081,319 Mondelez International, Inc 67,376,987
585,923 (a) Monster Beverage Corp 56,471,259
21,472 National Beverage Corp 679,374
1,135,263 PepsiCo, Inc 158,437,304
1,296,795 Philip Morris International, Inc 247,454,422
42,254 Pilgrim's Pride Corp 1,156,069
40,723 (a) Post Holdings, Inc 3,722,489
186,412 Primo Brands Corp 4,231,552
238 Seaboard Corp 1,050,356
4,148 (a) Seneca Foods Corp 686,453
75,282 (a) Simply Good Foods Co 766,371
45,636 Smithfield Foods, Inc 1,188,361
10,550 (a) Turning Point Brands, Inc 787,136
233,830 Tyson Foods, Inc (Class A) 13,552,787
24,312 Universal Corp 1,280,999
43,659 Utz Brands, Inc 616,465

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
47,257 (a) Vita Coco Co, Inc $ 3,116,127
27,569 (a) Vital Farms, Inc 350,953
35,381 (a) Westrock Coffee Co 287,294
TOTAL FOOD, BEVERAGE & TOBACCO 1,182,836,219
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
1,443,956 Abbott Laboratories 152,626,149
70,912 (a) Acadia Healthcare Co, Inc 2,100,413
56,672 (a) AdaptHealth Corp 612,058
23,997 (a) Addus HomeCare Corp 2,771,174
9,669 (a) agilon health, Inc 885,777
13,730 (a),(b) AirSculpt Technologies, Inc 66,041
57,490 (a) Align Technology, Inc 9,725,008
158,735 (a) Alignment Healthcare, Inc 2,357,215
81,576 (a) Alphatec Holdings, Inc 776,604
150,491 AmerisourceBergen Corp 46,853,868
35,338 (a) AMN Healthcare Services, Inc 1,188,417
27,445 (a) Angiodynamics, Inc 405,912
62,538 (a) Anteris Technologies Global Corp 490,298
31,792 (a) Apollo Medical Holdings, Inc 1,130,524
33,412 (a) AtriCure, Inc 1,261,637
89,901 (a) Aveanna Healthcare Holdings, Inc 844,170
42,404 (a) Axogen, Inc 1,789,873
378,901 (a) Baxter International, Inc 9,912,050
237,628 Becton Dickinson & Co 39,355,949
32,438 (a) Beta Bionics, Inc 416,180
83,416 (a),(b) Bioventus, Inc 1,098,589
56,871 (a) Blade Air Mobility, Inc 285,492
1,227,848 (a) Boston Scientific Corp 57,377,337
144,011 (a) BrightSpring Health Services, Inc 8,598,897
185,553 (a) Brookdale Senior Living, Inc 2,709,074
180,759 (a) Butterfly Network, Inc 1,285,196
195,167 Cardinal Health, Inc 44,894,265
15,802 (a) Castle Biosciences, Inc 442,456
411,728 (a) Centene Corp 25,617,716
18,409 (a) Ceribell, Inc 325,655
103,020 (a) Certara, Inc 834,462
126,901 (a) Cerus Corp 272,837
11,962 Chemed Corp 6,366,774
215,459 Cigna Group 60,123,834
28,532 (a),(b) ClearPoint Neuro, Inc 426,268
331,290 (a) Clover Health Investments Corp 1,381,479
73,707 Concentra Group Holdings Parent, Inc 2,332,827
22,945 Conmed Corp 1,062,353
166,794 (a) Cooper Cos, Inc 12,062,542
22,725 (a) Corvel Corp 1,364,863
28,626 (a) CryoLife, Inc 768,036
27,216 (a),(b) CVRx, Inc 140,843
1,063,989 CVS Health Corp 111,112,371
29,626 (a) DaVita, Inc 7,112,906
27,330 (a) Delcath Systems, Inc 333,973
163,085 Dentsply Sirona, Inc 2,180,446
320,673 (a) DexCom, Inc 26,760,162
108,568 (a) Doximity, Inc 2,270,157
481,189 (a) Edwards Lifesciences Corp 41,415,937
179,339 Elevance Health, Inc 67,402,770
56,754 Embecta Corp 206,585
76,201 Encompass Health Corp 8,463,645
35,286 (a) Enovis Corp 1,028,587
45,942 Ensign Group, Inc 8,185,027
139,250 (a) Envista Holdings Corp 3,802,917
18,996 (a) Establishment Labs Holdings, Inc 1,757,890
93,952 (a) Evolent Health, Inc 290,312

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
16,108 (a) Fulgent Genetics, Inc $ 266,587
378,073 GE HealthCare Technologies, Inc 25,716,525
16,421 (a) GeneDx Holdings Corp 1,069,171
44,073 (a) Glaukos Corp 7,347,851
94,832 (a) Globus Medical, Inc 7,471,813
102,073 (a) Guardant Health, Inc 16,534,805
33,616 (a) Guardian Pharmacy Services, Inc 1,328,840
42,469 (a) Haemonetics Corp 3,632,798
124,227 (a) HCA, Inc 50,012,548
79,518 (a) HealthEquity, Inc 8,000,306
20,340 HealthStream, Inc 570,334
83,886 (a) Henry Schein, Inc 7,193,224
162,311 (a),(b) Hims & Hers Health, Inc 4,507,376
29,372 (a) Hinge Health, Inc 2,194,382
99,106 Humana, Inc 36,060,709
21,437 (a) ICU Medical, Inc 3,612,349
63,811 (a) IDEXX Laboratories, Inc 35,674,816
21,092 (a) Innovage Holding Corp 239,605
14,132 (a) Inogen, Inc 91,151
27,088 (a) Inspire Medical Systems, Inc 1,360,088
56,904 (a) Insulet Corp 9,409,076
29,629 (a) Integer Holdings Corp 3,591,331
69,429 (a) Integra LifeSciences Holdings Corp 1,155,993
295,457 (a) Intuitive Surgical, Inc 104,393,822
13,052 (a) iRadimed Corp 1,185,905
25,226 (a) iRhythm Technologies, Inc 2,955,730
17,344 (a) Kestra Medical Technologies Ltd 395,964
70,868 Labcorp Holdings, Inc 21,912,386
53,588 (a) Lantheus Holdings, Inc 5,339,508
16,321 LeMaitre Vascular, Inc 1,653,644
47,758 (a),(b) LifeMD, Inc 167,153
99,896 (a) LifeStance Health Group, Inc 1,046,910
49,364 (a) LivaNova plc 3,956,031
101,410 McKesson Corp 86,826,228
375,756 (a) Medline, Inc 14,759,696
1,054,886 Medtronic plc 90,076,716
54,703 (a) Merit Medical Systems, Inc 4,650,302
42,649 (a) Molina Healthcare, Inc 8,342,997
9,836 National Healthcare Corp 2,223,231
13,423 (a) National Research Corp 261,883
27,001 (a) Nektar Therapeutics 1,908,161
183,346 (a) Neogen Corp 2,207,486
102,036 (a) NeoGenomics, Inc 1,560,130
93,214 (a) Novocure Ltd 1,383,296
3,213 (a) Nutex Health, Inc 473,693
19,769 (a) Omada Health, Inc 392,217
37,123 (a) Omnicell, Inc 1,313,041
60,536 (a) Oncology Institute, Inc 294,205
304,908 (a) Opko Health, Inc 402,479
152,850 (a) Option Care Health, Inc 3,520,135
55,033 (a) OraSure Technologies, Inc 222,884
24,835 (a) Orthofix Medical, Inc 293,053
10,471 (a) OrthoPediatrics Corp 211,409
87,038 (a) Owens & Minor, Inc 268,947
36,688 (a) PACS Group, Inc 1,688,015
62,605 (a) Pediatrix Medical Group, Inc 1,659,659
31,712 (a) Pennant Group, Inc 1,278,628
35,182 (a) Penumbra, Inc 11,300,107
35,562 (a) Phreesia, Inc 381,580
115,179 (a) Privia Health Group, Inc 2,726,287
56,009 (a) PROCEPT BioRobotics Corp 1,042,888
58,749 (a) Progyny, Inc 1,828,856

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
22,185 (a) Pulse Biosciences, Inc $ 779,359
94,758 Quest Diagnostics, Inc 22,079,562
47,547 (a) QuidelOrtho Corp 797,363
66,326 (a) RadNet, Inc 4,230,272
113,629 Resmed, Inc 23,973,446
24,679 (a) RxSight, Inc 148,321
47,318 (a) Schrodinger, Inc 716,395
24,026 (a) SI-BONE, Inc 426,702
17,551 (a) Simulations Plus, Inc 319,955
123,812 (a) Solventum Corp 10,578,497
13,383 (a) Sonida Senior Living, Inc 540,138
48,949 (a) STAAR Surgical Co 1,192,398
82,810 STERIS plc 18,913,804
41,896 (a),(b) Strive, Inc 465,465
284,926 Stryker Corp 92,800,398
62,086 (a) Surgery Partners, Inc 956,124
16,326 (a) Tactile Systems Technology, Inc 459,903
108,118 (a) Talkspace, Inc 564,376
51,545 (a) Tandem Diabetes Care, Inc 1,005,127
126,719 (a) Teladoc Health, Inc 850,284
41,029 Teleflex, Inc 5,609,075
72,228 (a) Tenet Healthcare Corp 18,402,250
29,244 (a) TransMedics Group, Inc 2,237,458
7,220 (a) UFP Technologies, Inc 1,839,512
749,770 UnitedHealth Group, Inc 310,704,688
44,954 (a) Universal Health Services, Inc (Class B) 7,572,052
10,432 US Physical Therapy, Inc 824,754
1,519 Utah Medical Products, Inc 107,120
27,998 (a) Varex Imaging Corp 313,298
125,389 (a) Veeva Systems, Inc 25,551,770
44,083 (a) Viemed Healthcare, Inc 514,449
73,551 (a) Waystar Holding Corp 1,552,662
159,579 Zimmer Biomet Holdings, Inc 14,989,255
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,973,227,969
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
105,760 (a) BellRing Brands, Inc 1,310,366
8,511 (a) Central Garden & Pet Co 366,399
41,196 (a) Central Garden and Pet Co (Class A) 1,561,740
44,292 (a) ChromaDex Corp 150,593
197,358 Church & Dwight Co, Inc 19,500,944
99,136 (a) Clorox Co 9,470,462
653,565 Colgate-Palmolive Co 59,670,484
368,221 (a) Coty, Inc 1,012,608
42,413 Edgewell Personal Care Co 1,153,209
47,966 (a) elf Beauty, Inc 3,975,902
56,403 (a) Energizer Holdings, Inc 1,182,771
207,452 Estee Lauder Cos (Class A) 17,405,223
81,103 (a) Herbalife Ltd 1,007,299
131,206 (a) Honest Co, Inc 478,902
13,700 Inter Parfums, Inc 1,706,335
1,528,225 Kenvue, Inc 29,403,049
270,081 Kimberly-Clark Corp 29,522,554
9,559 (a) Nature's Sunshine Products, Inc 192,614
91,037 Nu Skin Enterprises, Inc (Class A) 472,482
15,435 (a) Oil-Dri Corp of America 1,531,306
1,943,875 Procter & Gamble Co 280,870,499
69,397 (a) Reynolds Consumer Products, Inc 1,730,761
18,776 Spectrum Brands Holdings, Inc 1,666,745
9,596 (a) USANA Health Sciences, Inc 212,168

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
10,576 WD-40 Co $ 2,402,233
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 467,957,648
INSURANCE - 1.8%
64,089 Abacus Global Management, Inc 660,758
31,203 (a) Accelerant Holdings 370,692
371,995 Aflac, Inc 47,421,923
210,751 Allstate Corp 55,655,124
54,015 (a) AMBAC Financial Group, Inc 291,681
54,890 American Financial Group, Inc 7,779,011
445,776 American International Group, Inc 35,029,078
15,141 (a) Amerisafe, Inc 439,695
174,049 Aon plc 62,753,367
281,808 (a) Arch Capital Group Ltd 28,330,158
44,106 Assurant, Inc 12,313,954
38,639 Assured Guaranty Ltd 3,196,218
51,067 Axis Capital Holdings Ltd 5,378,376
35,617 (a) Bowhead Specialty Holdings, Inc 1,089,524
41,708 (a) Brighthouse Financial, Inc 2,582,142
209,657 (a) Brown & Brown, Inc 14,759,853
137,634 (a) BRP Group, Inc 3,817,967
291,362 Chubb Ltd 102,174,826
131,741 Cincinnati Financial Corp 23,407,741
24,876 CNA Financial Corp 1,305,244
97,827 CNO Financial Group, Inc 5,389,289
545 (a) Crawford & Co 5,946
21,328 (a) Employers Holdings, Inc 1,078,130
33,784 Everest Re Group Ltd 12,640,284
28,382 F&G Annuities & Life, Inc 810,874
47,575 Fidelis Insurance Holdings Ltd 1,203,172
207,628 Fidelity National Financial, Inc 10,711,528
75,508 First American Financial Corp 5,662,345
213,067 Gallagher (Arthur J.) & Co 53,143,171
308,269 (a) Genworth Financial, Inc (Class A) 3,030,284
64,617 Globe Life, Inc 11,776,448
26,262 (a) Goosehead Insurance, Inc 1,628,244
25,411 (a) Greenlight Capital Re Ltd (Class A) 423,093
52,121 Hamilton Insurance Group Ltd 1,874,271
20,621 Hanover Insurance Group, Inc 4,797,063
223,062 Hartford Financial Services Group, Inc 31,654,728
9,698 (a) HCI Group, Inc 1,697,247
28,862 (a) Heritage Insurance Holdings, Inc 847,677
17,376 (a) Hippo Holdings, Inc 546,475
34,737 Horace Mann Educators Corp 1,810,145
751 Investors Title Co 217,257
37,304 James River Group Holdings, Inc 167,495
52,266 Kemper Corp 1,483,309
19,077 Kinsale Capital Group, Inc 6,799,424
54,820 (a) Lemonade, Inc 2,648,354
126,663 Lincoln National Corp 5,777,099
134,805 Loews Corp 15,638,728
10,345 (a) Markel Corp 19,472,807
397,365 Marsh & McLennan Cos, Inc 75,376,167
54,244 (a) MBIA, Inc 277,729
21,999 Mercury General Corp 2,356,533
443,280 (a) Metlife, Inc 42,612,506
76,972 (a) Neptune Insurance Holdings, Inc 2,440,782
5,643 (a) NI Holdings, Inc 85,491
194,423 Old Republic International Corp 8,401,018
185,253 (a) Oscar Health, Inc 5,783,599
22,160 (a) Palomar Holdings, Inc 2,964,786
28,181 Primerica, Inc 9,016,793
176,863 Principal Financial Group 20,109,323

SHARES DESCRIPTION VALUE
INSURANCE (continued)
491,359 Progressive Corp $ 103,883,120
286,266 Prudential Financial, Inc 34,947,353
55,158 Reinsurance Group of America, Inc (Class A) 13,064,172
33,858 RenaissanceRe Holdings Ltd 10,833,883
67,748 RLI Corp 4,148,888
7,498 (a) Root, Inc 406,017
91,617 (b) Ryan Specialty Holdings, Inc 4,045,807
12,735 Safety Insurance Group, Inc 1,316,672
50,740 Selective Insurance Group, Inc 4,809,645
88,161 (a) SiriusPoint Ltd 2,085,008
47,865 (a) Skyward Specialty Insurance Group, Inc 2,869,507
59,207 (a) Slide Insurance Holdings, Inc 1,182,364
19,867 Stewart Information Services Corp 1,342,811
13,911 (a) Tiptree, Inc 247,198
175,474 Travelers Cos, Inc 65,690,447
37,445 (a) Trupanion, Inc 917,028
12,668 United Fire Group, Inc 650,628
30,867 United Insurance Holdings Corp 327,808
22,236 Universal Insurance Holdings, Inc 971,936
135,534 Unum Group 11,670,833
189,651 W.R. Berkley Corp 13,757,284
2,213 White Mountains Insurance Group Ltd 4,642,276
80,840 Willis Towers Watson plc 27,155,773
TOTAL INSURANCE 1,092,083,404
MATERIALS - 2.1%
20,912 AdvanSix, Inc 419,495
181,415 (a) Air Products & Chemicals, Inc 53,497,469
94,177 (a) Albemarle Corp 11,078,982
219,647 Alcoa Corp 9,941,223
168,426 (a) Almonty Industries, Inc 1,862,792
10,043 (a) Alpha Metallurgical Resources, Inc 1,377,498
339,021 Amcor plc 15,215,262
179,655 (a) American Battery Technology Co 375,479
423,459 AngloGold Ashanti PLC 33,588,768
59,746 Aptargroup, Inc 8,003,574
128,204 (a) Ardagh Metal Packaging S.A. 606,405
43,212 Ashland, Inc 3,137,623
275,656 (a),(b) ASP Isotopes, Inc 1,102,624
47,296 (a) Aspen Aerogels, Inc 218,980
56,205 Aura Minerals, Inc 3,067,107
64,157 Avery Dennison Corp 10,889,368
72,063 Avient Corp 2,617,328
175,862 (a) Axalta Coating Systems Ltd 6,297,618
30,264 Balchem Corp 5,070,885
221,984 Ball Corp 14,406,762
44,097 Cabot Corp 3,881,418
30,140 Caledonia Mining Corp plc 554,275
91,410 Celanese Corp (Series A) 4,087,855
45,334 (a) Century Aluminum Co 2,029,603
118,982 CF Industries Holdings, Inc 14,895,357
150,472 Chemours Co 2,499,340
12,744 (a) Clearwater Paper Corp 268,006
439,946 (a) Cleveland-Cliffs, Inc 5,068,178
850,453 Coeur Mining, Inc 12,680,254
94,573 Commercial Metals Co 6,499,057
27,269 (a) Compass Minerals International, Inc 800,072
127,159 (a) Constellium SE 3,532,477
569,693 Corteva, Inc 44,840,536
554,433 CRH plc 52,676,679
179,187 (a),(b) Critical Metals Corp 983,737
96,879 Crown Holdings, Inc 11,417,190
135,177 (a) Dakota Gold Corp 613,704

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
593,716 Dow, Inc $ 17,983,658
118,387 (a) DuPont de Nemours, Inc 16,219,019
22,172 Eagle Materials, Inc 4,543,930
94,673 Eastman Chemical Co 6,622,376
201,684 Ecolab, Inc 55,993,529
158,399 (a) Ecovyst, Inc 1,910,292
184,541 Element Solutions, Inc 6,778,191
22,656 Elemental Royalty Corp 355,020
111,649 FMC Corp 1,195,761
1,177,899 Freeport-McMoRan, Inc (Class B) 73,771,814
345,989 Graphic Packaging Holding Co 3,712,462
20,527 Greif, Inc (Class A) 1,776,612
5,713 Greif, Inc (Class B) 619,746
47,620 H.B. Fuller Co 2,633,386
14,707 (a) Hawkins, Inc 1,882,937
482,549 Hecla Mining Co 6,813,592
130,822 Huntsman Corp 1,276,823
42,533 (a) Hycroft Mining Holding Corp 830,670
13,417 (a) Idaho Strategic Resources, Inc 376,615
30,478 (a) Ingevity Corp 2,228,247
20,230 Innospec, Inc 1,739,375
219,033 (a) International Flavors & Fragrances, Inc 17,351,794
449,386 International Paper Co 18,348,430
7,263 (a) Intrepid Potash, Inc 246,651
82,705 (a) Ivanhoe Electric, Inc 756,751
139,128 (a) James Hardie Industries plc 3,657,675
11,830 Kaiser Aluminum Corp 1,889,014
50,168 (a) Knife River Corp 3,670,793
14,717 Koppers Holdings, Inc 721,427
29,672 Kronos Worldwide, Inc 178,625
383,405 Linde plc 183,413,284
93,532 (a) LSB Industries, Inc 1,017,628
208,625 LyondellBasell Industries NV 12,951,440
49,885 Martin Marietta Materials, Inc 26,196,609
17,965 Materion Corp 3,787,741
27,223 (a) McEwen, Inc 470,686
28,757 Minerals Technologies, Inc 2,192,434
227,832 Mosaic Co 5,039,644
113,565 (a),(b) MP Materials Corp 4,698,184
26,338 Myers Industries, Inc 899,706
5,297 NewMarket Corp 4,503,298
891,130 Newmont Goldcorp Corp 83,507,792
194,867 (a) NioCorp Developments Ltd 829,159
286,512 (a) Novagold Resources, Inc 1,670,365
182,360 Nucor Corp 46,919,404
125,829 (a) O-I Glass, Inc 899,677
113,790 Olin Corp 2,106,253
42,551 Orion S.A. 287,219
73,851 Packaging Corp of America 18,155,530
150,646 (a) Perimeter Solutions, Inc 4,611,274
78,948 (a) Perpetua Resources Corp 1,453,433
181,685 PPG Industries, Inc 20,079,826
100,365 (a),(b) PureCycle Technologies, Inc 639,325
10,213 Quaker Chemical Corp 1,639,391
18,921 (a) Ramaco Resources, Inc 173,506
26,667 (a) Ranpak Holdings Corp 136,535
45,966 (a) Rayonier Advanced Materials, Inc 411,396
44,634 (a),(b) REalloys, Inc 391,887
42,914 Reliance Steel & Aluminum Co 17,427,375
70,371 Royal Gold, Inc 13,958,088
107,916 RPM International, Inc 11,554,566
41,358 Ryerson Holding Corp 1,149,339

SHARES DESCRIPTION VALUE
MATERIALS (continued)
44,666 Schweitzer-Mauduit International, Inc $ 389,934
33,970 Scotts Miracle-Gro Co (Class A) 2,231,150
36,069 Sensient Technologies Corp 4,460,653
190,078 Sherwin-Williams Co 64,788,086
38,367 Silgan Holdings, Inc 1,533,913
415,751 Smurfit WestRock plc 19,112,073
136,720 Solstice Advanced Materials, Inc 8,226,442
82,497 Sonoco Products Co 4,649,531
79,488 Southern Copper Corp 14,523,252
159,334 (a) SSR Mining, Inc 4,082,137
110,140 Steel Dynamics, Inc 27,673,776
25,961 Stepan Co 1,665,139
63,582 (a) SunCoke Energy, Inc 539,175
28,012 Sylvamo Corp 1,047,929
33,895 (a) TimkenSteel Corp 681,967
20,128 (a) Tredegar Corp 152,772
33,236 (a) Trimas Corp 1,327,113
98,691 Tronox Holdings plc 576,355
4,104 (a) United States Lime & Minerals, Inc 452,671
141,721 (a),(b) US Antimony Corp 718,525
153,215 (a) USA Rare Earth, Inc 2,290,564
6,706 Valhi, Inc 90,129
108,250 Vulcan Materials Co 29,072,703
30,546 (a) Warrior Met Coal, Inc 2,425,658
24,961 Westlake Chemical Corp 1,759,751
25,493 Worthington Steel, Inc 918,003
TOTAL MATERIALS 1,274,749,590
MEDIA & ENTERTAINMENT - 8.4%
3,294 (a),(b) Advantage Solutions, Inc 129,257
3,951,075 Alphabet, Inc 1,409,150,899
4,841,707 Alphabet, Inc (Class A) 1,724,277,114
157,245 (a) Altice USA, Inc 119,852
355,450 (a) AMC Entertainment Holdings, Inc 1,002,369
24,092 (a) AMC Networks, Inc 269,830
30,739 (a) Angi, Inc 174,290
37,144 (a) Atlanta Braves Holdings, Inc 1,888,029
6,240 (a) Atlanta Braves Holdings, Inc 339,518
12,889 (a) Boston Omaha Corp 182,766
118,463 (a) Bumble, Inc 337,620
5,894 (a) Cable One, Inc 235,701
74,154 (a) Cargurus, Inc 2,687,341
51,546 (a) Cars.com, Inc 610,820
58,489 (a) Charter Communications, Inc 8,479,735
83,977 Cinemark Holdings, Inc 3,072,718
188,727 (a) Clear Channel Outdoor Holdings, Inc 456,719
2,943,374 Comcast Corp (Class A) 70,523,241
463 (a) Daily Journal Corp 271,827
131,620 (a) DoubleVerify Holdings, Inc 1,480,725
113,650 (a) EchoStar Corp (Class A) 9,556,828
210,120 Electronic Arts, Inc 44,095,783
40,695 Entravision Communications Corp (Class A) 456,598
14,452 (a) EverQuote, Inc 364,479
171,416 Fox Corp (Class A) 9,981,554
103,155 Fox Corp (Class B) 5,357,871
20,779 (a),(b) fuboTV, Inc 183,894
101,683 (a) Gannett Co, Inc 883,625
73,883 Gray Television, Inc 298,487
13,917 (a) Grindr, Inc 241,321
58,540 (a) IAC, Inc 2,433,508
22,055 (a) Ibotta, Inc 529,320
100,447 (a) iHeartMedia, Inc 360,605
38,295 (a) IMAX Corp 1,832,033

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
21,119 John Wiley & Sons, Inc (Class A) $ 1,102,412
102,267 (a) Liberty Broadband Corp 3,481,169
19,110 (a) Liberty Broadband Corp (Class A) 650,887
18,419 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,654,210
181,385 (a) Liberty Media Corp-Liberty Formula One (Class C) 17,799,310
166,827 (a) Lionsgate Studios Corp 2,215,463
131,147 (a) Live Nation, Inc 22,836,627
35,652 (a) Madison Square Garden Entertainment Corp 2,754,474
14,346 (a) Madison Square Garden Sports Corp 5,647,733
115,770 (a) Magnite, Inc 2,234,361
25,051 Marcus Corp 728,984
181,397 Match Group, Inc 7,148,856
13,002 (a) MediaAlpha, Inc 160,965
1,826,490 Meta Platforms, Inc 1,016,825,248
3,484,142 (a) Netflix, Inc 249,847,823
135,279 New York Times Co (Class A) 10,131,044
338,033 News Corp (Class A) 9,316,189
96,805 News Corp (Class B) 3,027,092
27,272 Nexstar Media Group, Inc 5,196,134
132,182 (a) Nextdoor Holdings, Inc 293,444
80,386 (a),(b) NIQ Global Intelligence PLC 897,912
236,894 Omnicom Group, Inc 18,643,558
416,473 (a) Pinterest, Inc 9,999,517
38,114 Playtika Holding Corp 152,075
32,801 (a) PubMatic, Inc 413,293
41,777 (a) QuinStreet, Inc 647,543
107,083 (a) Reddit, Inc 15,063,366
521,748 (a) ROBLOX Corp 18,574,229
100,262 (a) Roku, Inc 14,538,993
62,507 (a),(b) RUM Group, Inc 365,041
22,808 (a) Scholastic Corp 927,145
17,431 Shutterstock, Inc 94,127
37,785 Sinclair, Inc 519,166
172,271 Sirius XM Holdings, Inc 5,102,667
19,709 (a) Sphere Entertainment Co 2,823,314
131,247 (a) Spotify Technology S.A. 65,615,625
46,887 (a) Stagwell, Inc 396,195
11,121 (a) Starz Entertainment Corp 289,368
165,008 (a) Stubhub Holdings, Inc 1,392,668
154,956 (a) Take-Two Interactive Software, Inc 37,641,912
19,479 (a) TechTarget, Inc 87,461
55,779 TKO Group Holdings, Inc 10,141,180
119,659 (a) TripAdvisor, Inc 1,694,970
139,169 (a),(b) Trump Media & Technology Group Corp 1,372,206
121,485 Versant Media Group, Inc 4,372,245
1,476,021 Walt Disney Co 141,978,460
2,013,269 (a) Warner Bros Discovery, Inc 52,948,975
57,155 (a) Yelp, Inc 1,510,607
40,080 (a) Ziff Davis, Inc 2,127,446
62,747 (a) ZipRecruiter, Inc 247,223
272,286 (a) ZoomInfo Technologies, Inc 898,544
TOTAL MEDIA & ENTERTAINMENT 5,076,795,733
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
84,774 (a) 10X Genomics, Inc 4,007,267
31,354 (a) 4D Molecular Therapeutics, Inc 319,184
1,471,736 AbbVie, Inc 369,317,432
172,645 (a) Absci Corp 1,343,178
89,817 (a) Acadia Pharmaceuticals, Inc 2,323,566
67,194 (a),(b) Achieve Life Sciences, Inc 431,385
92,656 (a),(b) Aclaris Therapeutics, Inc 481,811
120,601 (a) Adaptive Biotechnologies Corp 2,721,965
220,163 (a) ADMA Biologics, Inc 1,862,579

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
236,339 Agilent Technologies, Inc $ 32,702,227
42,864 (a) Agios Pharmaceuticals, Inc 1,286,777
213,305 (a) Akebia Therapeutics, Inc 281,563
13,567 (a),(b) Aktis Oncology, Inc 299,424
42,752 (a) Alector, Inc 64,556
132,367 (a) Alkermes plc 6,484,659
219,943 (a) Allogene Therapeutics, Inc 413,493
112,392 (a) Alnylam Pharmaceuticals, Inc 23,098,804
99,727 (a) Altimmune, Inc 283,225
21,450 (a) Alto Neuroscience, Inc 580,651
67,053 (a) Alumis, Inc 1,894,247
450,701 Amgen, Inc 173,591,997
180,824 (a) Amneal Pharmaceuticals, Inc 3,312,696
29,234 (a) Amphastar Pharmaceuticals, Inc 582,926
65,609 (a) Amylyx Pharmaceuticals, Inc 1,332,519
15,596 (a) AnaptysBio, Inc 832,203
46,081 (a),(b) Anavex Life Sciences Corp 126,723
17,001 (a) ANI Pharmaceuticals, Inc 1,347,159
11,088 (a) Anika Therapeutics, Inc 213,777
119,321 (a) Annexon, Inc 607,940
32,019 (a) Apogee Therapeutics, Inc 4,293,428
102,535 (a),(b) Aquestive Therapeutics, Inc 378,867
64,040 (a) Arbutus Biopharma Corp 277,934
31,730 (a),(d) Arcellx, Inc 2,221
18,944 (a),(b) Arcturus Therapeutics Holdings, Inc 109,117
95,527 (a) Arcus Biosciences, Inc 2,692,906
106,143 (a) Arcutis Biotherapeutics, Inc 2,851,001
188,612 (a) Ardelyx, Inc 933,629
24,857 (a) ArriVent Biopharma, Inc 741,236
110,339 (a) Arrowhead Pharmaceuticals, Inc 9,340,196
64,997 (a),(b) ARS Pharmaceuticals, Inc 333,435
54,525 (a) Arvinas, Inc 437,836
43,643 (a) Ascendis Pharma A.S. 10,644,964
238,767 (a) AtaiBeckley, Inc 1,714,347
148,672 (a) Atea Pharmaceuticals, Inc 698,758
9,612 (a) Atrium Therapeutics, Inc 109,096
22,361 (a) Aura Biosciences, Inc 156,751
105,444 (a) Aurinia Pharmaceuticals, Inc 1,569,007
33,402 (a) Avalo Therapeutics, Inc 609,586
577,851 (a) Avantor, Inc 7,962,787
34,772 (a) Axsome Therapeutics, Inc 7,579,948
103,476 (a) Beam Therapeutics, Inc 2,640,708
32,121 (a) Bicara Therapeutics, Inc 870,479
27,756 (a) BioAge Labs, Inc 250,914
159,242 (a) BioCryst Pharmaceuticals, Inc 1,429,993
124,118 (a) Biogen, Inc 25,189,748
103,365 (a) Biohaven Ltd 1,395,427
18,078 (a) BioLife Solutions, Inc 565,480
170,649 (a) BioMarin Pharmaceutical, Inc 10,242,353
16,827 (a) Bio-Rad Laboratories, Inc (Class A) 5,476,852
132,217 Bio-Techne Corp 9,531,524
132,364 (a) Bridgebio Pharma, Inc 10,601,033
5,025 (a) Bright Minds Biosciences, Inc 368,131
1,679,801 Bristol-Myers Squibb Co 109,707,803
57,140 (a) Brooks Automation, Inc 1,607,348
89,601 Bruker BioSciences Corp 5,630,527
89,883 (a) C4 Therapeutics, Inc 312,793
496,689 (a) Cabaletta Bio, Inc 1,331,127
39,942 (a),(b) Candel Therapeutics, Inc 399,819
110,633 (a) Capricor Therapeutics, Inc 425,937
36,881 (a) CareDx, Inc 1,612,068
77,115 (a) Caris Life Sciences, Inc 1,208,392

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
28,691 (a) Celcuity, Inc $ 2,478,329
51,072 (a) Celldex Therapeutics, Inc 1,943,800
77,217 (a) CG oncology, Inc 5,497,078
42,923 (a) Charles River Laboratories International, Inc 9,980,027
183,067 (a) Codexis, Inc 256,294
124,148 (a) Cogent Biosciences, Inc 4,833,082
27,690 (a) Collegium Pharmaceutical, Inc 979,949
121,096 (a) Compass Therapeutics, Inc 231,293
80,250 (a) Corcept Therapeutics, Inc 9,187,822
74,114 (a),(b) CorMedix, Inc 558,078
62,933 (a) Corvus Pharmaceuticals, Inc 834,492
18,969 (a) Crescent Biopharma, Inc 274,481
74,805 (a) Crinetics Pharmaceuticals, Inc 6,247,714
67,196 (a) CRISPR Therapeutics AG. 3,224,736
30,111 (a) CryoPort, Inc 454,375
74,579 (a) Cullinan Oncology, Inc 1,230,553
94,993 (a) Cytek Biosciences, Inc 400,870
98,605 (a) Cytokinetics, Inc 7,605,404
138,226 (a) CytomX Therapeutics, Inc 428,501
40,687 (a) Damora Therapeutics, Inc 1,179,516
519,117 Danaher Corp 101,217,433
120,090 (a) Definium Therapeutics, Inc 5,226,317
103,695 (a) Denali Therapeutics, Inc 2,387,059
57,721 (a) Design Therapeutics, Inc 703,042
15,633 (a) Disc Medicine, Inc 1,203,741
104,889 (a) Dyne Therapeutics, Inc 2,641,105
65,263 (a) Edgewise Therapeutics, Inc 2,508,057
77,314 (a) Editas Medicine, Inc 199,470
413,130 (a) Elanco Animal Health, Inc 10,894,238
79,307 (a) Eledon Pharmaceuticals, Inc 268,058
663,398 Eli Lilly & Co 762,138,158
31,028 (a) Eliem Therapeutics, Inc 369,233
39,526 (a) Emergent Biosolutions, Inc 285,378
16,764 (a) Enanta Pharmaceuticals, Inc 211,226
31,303 (a) Enliven Therapeutics, Inc 1,715,717
21,320 (a) Entrada Therapeutics, Inc 144,763
157,959 (a) Erasca, Inc 2,866,956
25,692 (a) Eton Pharmaceuticals, Inc 1,192,623
22,153 (a) Evolus, Inc 129,374
205,706 (a) Exelixis, Inc 10,908,589
80,769 (a) EyePoint Pharmaceuticals, Inc 989,420
15,596 (a) First Tracks Biotherapeutics, Inc 686,848
14,497 (a) Foghorn Therapeutics, Inc 65,671
82,645 (a),(b) Forte Biosciences, Inc 6,330,607
77,135 (a) Fortrea Holdings, Inc 1,478,678
57,353 (a) Fulcrum Therapeutics, Inc 205,324
738,777 (a) Geron Corp 953,022
1,041,309 Gilead Sciences, Inc 135,588,845
77,112 (a) Ginkgo Bioworks Holdings, Inc 623,836
33,148 (a) GRAIL, Inc 2,272,627
102,518 (a) Halozyme Therapeutics, Inc 8,461,836
23,012 (a) Harmony Biosciences Holdings, Inc 810,943
21,795 (a),(b) Harrow Health, Inc 844,992
95,852 (a) Hyperliquid Strategies, Inc 595,241
67,255 (a) Ideaya Biosciences, Inc 2,387,552
128,927 (a) Illumina, Inc 26,442,928
36,034 (a) Immix Biopharma, Inc 299,803
330,397 (a),(b) Immuneering Corp 1,364,540
299,488 (a),(b) ImmunityBio, Inc 2,147,329
91,124 (a) Immunome, Inc 2,073,982
55,881 (a) Immunovant, Inc 2,158,124
127,842 (a) Incyte Corp 15,279,676

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
97,011 (a) Indivior Pharmaceuticals, Inc $ 3,881,410
5,151 (a) Inhibrx Biosciences, Inc 422,640
50,189 (a) Innoviva, Inc 1,052,463
175,962 (a) Insmed, Inc 17,349,853
186,286 (a) Intellia Therapeutics, Inc 1,989,534
129,890 (a) Ionis Pharmaceuticals, Inc 6,724,405
394,635 (a) Iovance Biotherapeutics, Inc 1,606,164
138,915 (a) IQVIA Holdings, Inc 32,647,803
96,297 (a) Ironwood Pharmaceuticals, Inc 407,336
25,884 (a) Jade Biosciences, Inc 511,209
41,621 (a) Janux Therapeutics, Inc 631,391
44,834 (a) Jazz Pharmaceuticals plc 11,336,725
2,004,161 Johnson & Johnson 513,766,672
24,204 (a) Kailera Therapeutics, Inc 410,016
26,276 (a) Keros Therapeutics, Inc 264,599
23,912 (a) Kiniksa Pharmaceuticals Ltd 1,777,618
74,433 (a) Kodiak Sciences, Inc 3,094,924
19,919 (a) Krystal Biotech, Inc 6,794,769
46,910 (a) Kura Oncology, Inc 422,659
48,624 (a) Kymera Therapeutics, Inc 5,027,722
177,936 (a) Kyverna Therapeutics, Inc 1,298,933
37,235 (a) Larimar Therapeutics, Inc 142,238
15,490 (a) LB Pharmaceuticals, Inc 620,839
16,872 (a),(b) LENZ Therapeutics, Inc 89,422
104,436 (a) Lexeo Therapeutics, Inc 431,321
188,321 (a) Lexicon Pharmaceuticals, Inc 435,022
16,162 (a) Ligand Pharmaceuticals, Inc (Class B) 4,647,221
77,384 (a) Liquidia Corp 6,508,768
13,655 (a) Madrigal Pharmaceuticals, Inc 6,381,255
36,116 (a) Magenta Therapeutics, Inc 3,861,523
183,865 (a) MannKind Corp 718,912
85,989 (a) Maravai LifeSciences Holdings, Inc 564,948
25,399 (a) Maze Therapeutics, Inc 683,741
32,920 (a) MBX Biosciences, Inc 2,170,416
18,592 (a) Medpace Holdings, Inc 10,729,629
77,592 (a) MeiraGTx Holdings plc 914,810
2,055,435 Merck & Co, Inc 267,617,637
3,607 (a) Mesa Laboratories, Inc 363,622
16,739 (a) Mettler-Toledo International, Inc 23,707,446
82,525 (a) MiMedx Group, Inc 340,828
49,649 (a) Mineralys Therapeutics, Inc 1,267,042
34,392 (a) Mirum Pharmaceuticals, Inc 3,643,832
306,813 (a) Moderna, Inc 16,819,489
55,481 (a) Monte Rosa Therapeutics, Inc 916,546
64,925 (a) Myriad Genetics, Inc 185,685
110,570 (a) Natera, Inc 29,606,223
82,521 (a) Neurocrine Biosciences, Inc 13,764,503
8,852 (a) Neurogene, Inc 291,142
34,840 (a) Nkarta, Inc 72,816
118,578 (a),(b) Novavax, Inc 867,991
68,795 (a) Nurix Therapeutics, Inc 1,596,732
162,734 (a) Nuvation Bio, Inc 1,030,106
18,149 (a) Nuvectis Pharma, Inc 390,566
282,058 (a),(b) Ocugen, Inc 346,931
154,181 (a) Ocular Therapeutix, Inc 1,259,659
47,813 (a) Olema Pharmaceuticals, Inc 547,459
59,977 (a),(b) Omeros Corp 710,128
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
54,791 (a) OmniAb, Inc 108,486
66,018 (a) Organogenesis Holdings, Inc 156,463
220,680 (a) Organon & Co 2,990,214

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
62,694 (a) ORIC Pharmaceuticals, Inc $ 694,023
38,921 (a) Oruka Therapeutics, Inc 3,756,266
646,552 (a) Ovid therapeutics, Inc 1,435,345
587,980 (a),(b) Pacific Biosciences of California, Inc 823,172
33,266 (a) Pacira BioSciences, Inc 878,555
773,196 (a) Palisade Bio, Inc 1,465,206
10,185 (a) Palvella Therapeutics, Inc 1,416,122
97,268 (a) PerkinElmer, Inc 10,944,595
128,189 (a) Perrigo Co plc 1,295,991
75,676 (a) Personalis, Inc 958,058
193,329 (a) Perspective Therapeutics, Inc 562,587
4,690,291 Pfizer, Inc 117,304,178
54,024 (a) Phathom Pharmaceuticals, Inc 472,710
15,382 Phibro Animal Health Corp 558,828
21,931 (a) Praxis Precision Medicines, Inc 6,751,020
188,636 (a) Precigen, Inc 1,182,748
39,622 (a) Prestige Consumer Healthcare, Inc. 1,989,817
124,002 (a),(b) Prime Medicine, Inc 362,086
47,242 (a) Protagonist Therapeutics, Inc 6,455,147
31,537 (a) Prothena Corp plc 256,080
64,540 (a) PTC Therapeutics, Inc 4,389,365
200,188 QIAGEN NV 8,287,783
22,869 (a) Quanterix Corp 79,584
33,205 (a) Rapport Therapeutics, Inc 1,360,741
392,466 (a),(b) Recursion Pharmaceuticals, Inc 1,177,398
83,299 Regeneron Pharmaceuticals, Inc 63,526,316
27,882 (a) REGENXBIO, Inc 270,177
124,496 (a) Relay Therapeutics, Inc 2,344,260
79,940 (a) Relmada Therapeutics, Inc 424,481
44,123 (a) Repligen Corp 6,221,784
163,671 (a) REVOLUTION Medicines, Inc 30,693,223
71,353 (a) Rezolute, Inc 336,786
45,125 (a) Rhythm Pharmaceuticals, Inc 4,478,656
20,811 (a) Rigel Pharmaceuticals, Inc 766,053
54,862 (a) Rocket Pharmaceuticals, Inc 170,621
380,966 (a) Roivant Sciences Ltd 12,918,557
357,839 Royalty Pharma plc 20,908,533
47,683 (a) Sagimet Biosciences, Inc 339,026
104,083 (a) Sana Biotechnology, Inc 325,780
78,617 (a) Sarepta Therapeutics, Inc 1,168,249
84,078 (a) Savara, Inc 459,066
83,694 (a) Scholar Rock Holding Corp 3,958,308
11,210 (a) Selecta Biosciences, Inc 87,438
146,852 (a),(b) SELLAS Life Sciences Group, Inc 1,469,989
14,831 (a) Septerna, Inc 510,928
47,345 SIGA Technologies, Inc 154,818
12,533 (a) Sionna Therapeutics, Inc 590,680
100,400 (a) Solid Biosciences, Inc 809,224
166,250 (a) Sotera Health Co 2,969,225
60,818 (a) Spyre Therapeutics, Inc 5,980,234
42,791 (a) Stoke Therapeutics, Inc 1,234,948
102,422 (a) Summit Therapeutics, Inc 1,333,534
35,378 (a) Supernus Pharmaceuticals, Inc 1,578,920
13,975 (a) Sutro Biopharma, Inc 337,776
62,553 (a) Syndax Pharmaceuticals, Inc 1,191,635
110,507 (a) Tango Therapeutics, Inc 3,003,580
33,450 (a) Tarsus Pharmaceuticals, Inc 1,974,888
228,660 (a) Taysha Gene Therapies, Inc 1,339,948
84,294 (a),(b) Tempus AI, Inc 3,697,978
27,208 (a) Tenax Therapeutics, Inc 372,750
121,882 (a) TG Therapeutics, Inc 6,341,520
38,838 (a) Theravance Biopharma, Inc 654,809

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
306,935 Thermo Fisher Scientific, Inc $ 176,272,770
31,079 (a),(b) Tonix Pharmaceuticals Holding Corp 311,101
78,370 (a) Travere Therapeutics, Inc 4,380,099
158,635 (a) Trevi Therapeutics, Inc 2,895,089
54,497 (a) Twist Bioscience Corp 4,989,200
25,820 (a) Tyra Biosciences, Inc 823,142
64,700 (a) Ultragenyx Pharmaceutical, Inc 1,611,677
34,878 (a) United Therapeutics Corp 18,056,689
28,718 (a) Upstream Bio, Inc 181,211
34,807 (a) UroGen Pharma Ltd 1,331,020
43,089 (a) Vanda Pharmaceuticals, Inc 219,754
110,016 (a) Vaxcyte, Inc 5,949,665
46,220 (a) Vera Therapeutics, Inc 1,483,662
56,489 (a) Veracyte, Inc 2,616,570
14,741 (a),(b) VeraDermics, Inc 1,547,805
125,896 (a) Verastem, Inc 730,197
34,909 (a) Vericel Corp 1,604,418
213,245 (a) Vertex Pharmaceuticals, Inc 101,739,189
969,325 Viatris, Inc 17,021,347
86,815 (a) Viking Therapeutics, Inc 2,755,508
56,963 (a) Vir Biotechnology, Inc 493,300
70,273 (a) Viridian Therapeutics, Inc 1,329,565
31,052 (a) Vor BioPharma, Inc 656,750
29,084 (a) Voyager Therapeutics, Inc 88,125
82,100 (a) Waters Corp 30,977,151
96,878 (a) WaVe Life Sciences Ltd 533,798
59,098 West Pharmaceutical Services, Inc 20,150,054
43,005 (a) Xencor, Inc 869,131
71,315 (a) Xenon Pharmaceuticals, Inc 4,469,311
162,174 (a) Xeris Biopharma Holdings, Inc 1,310,366
36,517 (a),(b) Z Squared, Inc 175,647
27,808 (a) Zenas Biopharma, Inc 874,284
65,521 (a) Zevra Therapeutics, Inc 623,105
349,001 Zoetis, Inc 26,974,287
48,554 (a) Zymeworks, Inc 1,065,275
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,869,313,101
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
239,230 (a) CBRE Group, Inc 35,121,356
529,732 (a) Compass, Inc 6,033,647
350,494 (a) CoStar Group, Inc 10,080,207
173,763 (a) Cushman & Wakefield Ltd 2,331,899
53,434 eXp World Holdings, Inc 216,408
23,420 (a) Forestar Group, Inc 659,273
12,426 (a) FRP Holdings, Inc 277,348
33,143 (a) Howard Hughes Holdings, Inc 2,118,501
39,084 (a) Jones Lang LaSalle, Inc 13,875,993
21,258 Marcus & Millichap, Inc 653,684
18,553 (a) Maui Land & Pineapple Co, Inc 321,709
140,361 (a) Newmark Group, Inc 2,104,713
735,844 (a) Opendoor Technologies, Inc 2,774,132
22,706 (a) Re/Max Holdings, Inc 205,716
85,532 (a) Real Brokerage, Inc 136,851
11,921 RMR Group, Inc 226,976
3,682 (a),(b) Seaport Entertainment Group, Inc 96,579
38,090 St. Joe Co 2,370,722
23,699 (a) Tejon Ranch Co 401,224
44,932 (a) Zillow Group, Inc (Class A) 1,558,691
139,283 (a) Zillow Group, Inc (Class C) 4,743,979
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 86,309,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.1%
52,576 (a) ACM Research, Inc 4,125,639
1,351,110 (a) Advanced Micro Devices, Inc 643,331,026

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
22,649 (a) Aehr Test Systems $ 1,811,467
111,002 (a) Allegro MicroSystems, Inc 4,606,583
15,864 (a) Alpha & Omega Semiconductor Ltd 503,523
29,577 (a) Ambarella, Inc 2,543,622
13,472 (a) Ambiq Micro, Inc 856,684
101,524 Amkor Technology, Inc 5,063,002
406,365 Analog Devices, Inc 149,302,565
657,987 Applied Materials, Inc 334,040,260
129,277 (a) Astera Labs, Inc 40,234,881
27,686 (a) Axcelis Technologies, Inc 3,609,701
48,272 (a) AXT, Inc 2,917,077
3,865,507 Broadcom, Inc 1,504,764,565
37,336 (a),(b) Canadian Solar, Inc 563,027
17,315 (a) Ceva, Inc 565,335
45,773 (a) Cirrus Logic, Inc 5,920,738
45,550 (a) Cohu, Inc 2,185,944
134,409 (a) Credo Technology Group Holding Ltd 27,821,319
41,751 (a) Diodes, Inc 3,436,942
97,828 (a) Enphase Energy, Inc 3,672,463
126,435 Entegris, Inc 15,052,087
14,151 (a) Everspin Technologies, Inc 205,614
84,187 (a) First Solar, Inc 17,765,983
64,578 (a) Formfactor, Inc 6,858,184
95,974 GLOBALFOUNDRIES, Inc 4,797,740
37,871 (a) Ichor Holdings Ltd 2,850,550
21,228 (a) Impinj, Inc 3,213,070
122,711 (a),(b) indie Semiconductor, Inc 396,357
3,642,629 (a) Intel Corp 328,565,136
1,085,104 KLA Corp 198,378,713
132,638 (a) Kopin Corp 466,886
43,771 Kulicke & Soffa Industries, Inc 3,904,373
1,036,746 Lam Research Corp 303,787,313
116,352 (a) Lattice Semiconductor Corp 14,459,063
53,905 (a) MACOM Technology Solutions Holdings, Inc 13,553,873
723,782 Marvell Technology, Inc 135,752,552
67,413 (a) MaxLinear, Inc 4,504,537
431,667 Microchip Technology, Inc 32,068,541
936,416 Micron Technology, Inc 770,698,460
54,844 MKS Instruments, Inc 16,313,348
39,621 Monolithic Power Systems, Inc 56,500,735
168,849 (a) Navitas Semiconductor Corp 1,833,700
4,365 (a) NVE Corp 507,519
19,382,949 Nvidia Corp 3,891,127,012
328,809 (a) ON Semiconductor Corp 26,834,102
42,110 (a) Onto Innovation, Inc 10,888,804
36,957 (a) PDF Solutions, Inc 1,703,348
36,362 (a) Penguin Solutions, Inc 1,913,732
50,728 (a) Photronics, Inc 1,536,551
47,228 Power Integrations, Inc 2,867,212
173,985 Qnity Electronics, Inc 22,823,352
73,175 (a) Qorvo, Inc 6,627,460
879,623 QUALCOMM, Inc 129,841,151
83,541 (a) Rambus, Inc 7,604,737
281,158 (a) Rigetti Computing, Inc 4,203,312
73,412 (a) Semtech Corp 8,649,402
28,687 (a) Silicon Laboratories, Inc 6,239,422
17,470 (a) SiTime Corp 9,349,944
38,518 (a) SkyWater Technology, Inc 1,263,146
128,519 Skyworks Solutions, Inc 8,004,163
30,752 (a) Synaptics, Inc 3,300,305
129,982 Teradyne, Inc 47,793,082
755,887 Texas Instruments, Inc 208,428,281

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
32,401 (a) Ultra Clean Holdings $ 2,699,327
42,449 (a) Universal Display Corp 3,402,712
37,695 (a) Veeco Instruments, Inc 1,884,750
22,142 (a) Wolfspeed, Inc 522,994
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,083,818,998
SOFTWARE & SERVICES - 9.3%
79,661 (a) 8x8, Inc 151,356
61,287 A10 Networks, Inc 1,812,257
508,404 Accenture plc 84,354,392
99,107 (a) ACI Worldwide, Inc 5,681,804
86,643 Adeia, Inc 2,309,036
334,294 (a) Adobe, Inc 83,710,561
21,235 (a) Agilysys, Inc 2,233,073
114,847 (a) Akamai Technologies, Inc 13,228,077
40,623 (a) Alarm.com Holdings, Inc 2,224,109
50,289 (a),(b) Alkami Technology, Inc 913,751
95,845 Amdocs Ltd 5,340,483
70,076 (a) Amplitude, Inc 622,275
18,392 (a) Appfolio, Inc 3,314,054
29,718 (a) Appian Corp 801,197
206,370 (a) Applied Digital Corp 5,652,474
199,627 (a) AppLovin Corp 79,032,329
39,174 (a) Arteris, Inc 1,170,519
68,728 (a) Asana, Inc 571,817
43,040 (a) ASGN, Inc 1,224,058
136,555 (a) Atlassian Corp Ltd 13,794,103
928,014 (a) Aurora Innovation, Inc 5,985,690
175,524 (a) Autodesk, Inc 41,107,721
165,256 (a) AvePoint, Inc 2,153,286
40,500 (a) Backblaze, Inc 555,660
145,227 (b) Bentley Systems, Inc 5,146,845
395,227 (a),(b) BigBear.ai Holdings, Inc 1,102,683
35,565 (a) BigCommerce Holdings, Inc 111,318
67,198 (a) BILL Holdings, Inc 3,032,646
272,286 (a),(b) Bit Digital, Inc 356,695
97,792 (a) Bitdeer Technologies Group 1,028,772
461,298 BitMine Immersion Technologies, Inc 7,971,229
42,595 (a) Blackbaud, Inc 1,823,066
45,305 (a) BlackLine, Inc 1,422,577
206,080 (a) Blend Labs, Inc 366,822
145,700 (a) Box, Inc 4,596,835
52,534 (a) Braze, Inc 1,309,147
102,792 (a) C3.ai, Inc 943,631
228,844 (a) Cadence Design Systems, Inc 77,811,537
439,410 (a) CCC Intelligent Solutions Holdings, Inc 2,676,007
28,176 (a) Cerence, Inc 240,060
268,287 (a) Cipher Mining, Inc 5,988,166
145,640 (a) Circle Internet Group, Inc 9,118,520
238,238 (a) Cleanspark, Inc 3,278,155
71,763 Clear Secure, Inc 3,964,188
264,615 (a) Cloudflare, Inc 73,822,293
404,994 Cognizant Technology Solutions Corp (Class A) 22,416,418
37,693 (a) Commvault Systems, Inc 4,440,235
10,991 (a) Consensus Cloud Solutions, Inc 400,072
243,168 (a) Core Scientific, Inc 5,038,441
284,599 (a) CoreWeave, Inc 20,425,670
833,236 (a) Crowdstrike Holdings, Inc 159,031,423
9,593 (a) CS Disco, Inc 37,413
274,183 (a) Datadog, Inc 73,472,819
10,009 (a),(b) Digimarc Corp 65,659
88,234 (a) Digital Turbine, Inc 711,166
65,401 (a) DigitalOcean Holdings, Inc 7,684,617

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
156,584 (a) DocuSign, Inc $ 8,585,501
51,293 Dolby Laboratories, Inc (Class A) 3,016,541
20,581 (a) Domo, Inc 75,944
147,432 (a) Dropbox, Inc 4,800,386
299,017 (a),(b) D-Wave Quantum, Inc 5,406,227
110,067 (a) DXC Technology Co 1,237,153
261,760 (a) Dynatrace, Inc 11,601,203
16,779 (a) eGain Corp 114,433
81,670 (a) Elastic NV 5,373,069
45,044 (a) EPAM Systems, Inc 4,754,845
11,437 (a),(b) EverCommerce, Inc 141,133
18,914 (a) Fair Isaac Corp 21,239,855
138,879 (a) Fastly, Inc 3,146,998
160,253 (a),(b) Figma, Inc 3,897,353
58,249 (a) Five9, Inc 1,602,430
502,425 (a) Fortinet, Inc 81,367,729
161,298 (a) Freshworks, Inc 1,831,539
57,227 (a) Gartner, Inc 8,642,422
475,926 Gen Digital, Inc 13,064,169
111,076 (a) Gitlab, Inc 3,833,233
35,805 (a) Globant S.A. 1,310,463
118,490 (a) GoDaddy, Inc 9,803,863
33,212 (a) Grid Dynamics Holdings, Inc 228,831
73,507 (a) Guidewire Software, Inc 11,168,654
37,859 Hackett Group, Inc 405,848
56,783 (a) HeartFlow, Inc 1,432,635
43,602 (a) HubSpot, Inc 10,349,371
81,951 (a) Hut 8 Corp 8,820,386
15,034 (a) I3 Verticals, Inc 316,616
40,889 (a) Intapp, Inc 1,336,661
20,162 InterDigital, Inc 6,145,882
781,531 International Business Machines Corp 174,789,408
224,522 Intuit, Inc 70,964,669
262,701 (a),(b) IREN Ltd 9,667,397
81,960 (a) JFrog Ltd 6,539,588
462,863 (a) Keel Infrastructure Corp 1,837,566
82,100 (a) Klaviyo, Inc 1,464,664
185,175 (a) Kyndryl Holdings, Inc 2,509,121
12,740 (a) Life360, Inc 688,597
49,355 (a) LiveRamp Holdings, Inc 1,869,074
52,515 (a) Manhattan Associates, Inc 10,049,270
320,067 (a),(b) Marathon Digital Holdings, Inc 3,623,158
6,173,564 Microsoft Corp 2,868,978,662
264,267 (a) MicroStrategy, Inc (Class A) 24,650,826
31,560 (a) Mitek Systems, Inc 527,052
65,063 (a) MongoDB, Inc 21,957,461
53,532 (a) N-able, Inc 250,530
75,454 (a) nCino OpCo, Inc 1,392,881
113,293 (a) NCR Corp 936,933
67,160 (a) NextNav, Inc 880,468
227,295 (a) Nutanix, Inc 13,412,678
141,526 (a) Okta, Inc 20,086,785
50,203 OneSpan, Inc 777,142
22,502 (a) Ooma, Inc 489,419
1,423,845 Oracle Corp 184,914,750
66,241 (a) PagerDuty, Inc 700,830
1,844,015 (a) Palantir Technologies, Inc 226,924,486
669,744 (a) Palo Alto Networks, Inc 222,241,152
29,460 (a) PAR Technology Corp 499,347
76,100 Pegasystems, Inc 2,324,855
71,176 (a) Porch Group, Inc 1,028,493
99,148 (a) Procore Technologies, Inc 5,430,336

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
35,704 (a) Progress Software Corp $ 1,449,225
102,007 (a) PTC, Inc 13,995,360
48,159 (a) Q2 Holdings, Inc 2,931,438
34,432 (a) Qualys, Inc 4,984,032
67,207 (a),(b) Rackspace Technology, Inc 277,565
46,710 (a) Rapid7, Inc 450,752
11,116 (a) Red Violet, Inc 771,228
39,175 (a) Rimini Street, Inc 188,432
62,626 RingCentral, Inc 3,483,258
287,879 (a) Riot Platforms, Inc 5,806,519
85,751 Roper Industries, Inc 33,611,819
120,502 (a) Rubrik, Inc 8,719,525
34,476 (a),(b) SailPoint, Inc 578,163
659,587 Salesforce, Inc 121,377,200
261,532 (a) Samsara, Inc 9,747,298
243,051 (a) SentinelOne, Inc 4,632,552
853,312 (a) ServiceNow, Inc 94,913,894
40,335 (a) ServiceTitan, Inc 3,350,225
275,711 (a) Snowflake, Inc 80,860,522
931,678 (a),(b) Soluna Holdings, Inc 1,136,647
322,382 (a),(b) SoundHound AI, Inc 1,976,202
70,672 (a) Sprinklr, Inc 449,474
57,081 (a) Sprout Social, Inc 489,755
36,352 (a) SPS Commerce, Inc 2,667,873
154,421 (a) Synopsys, Inc 60,032,708
111,971 (a) Tenable Holdings, Inc 3,654,733
86,504 (a) Teradata Corp 2,680,759
293,624 (a) Terawulf, Inc 5,185,400
19,993 (a) Thryv Holdings, Inc 80,972
362,980 (a) Trade Desk, Inc 6,548,159
187,604 (a) Trimble Inc 10,614,634
16,797 (a) TSS, Inc 166,626
7,526 (a),(b) Tucows, Inc 116,201
127,076 (a) Twilio, Inc 25,078,449
37,387 (a) Tyler Technologies, Inc 11,575,015
356,045 (a) UiPath, Inc 4,543,134
47,130 (a) Unisys Corp 135,263
275,884 (a) Unity Software, Inc 8,748,282
84,196 (a) Varonis Systems, Inc 3,363,630
69,927 VeriSign, Inc 20,280,229
41,726 (a) Vertex, Inc 538,683
31,126 (a) Via Transportation, Inc 633,103
8,195 (a) Viant Technology, Inc 96,455
47,926 (a) Weave Communications, Inc 313,436
7,469 (a),(b) Whitefiber, Inc 177,015
175,872 (a) Workday, Inc 28,199,316
50,183 (a) Workiva, Inc 3,000,943
31,002 (a) Xperi, Inc 239,025
83,428 (a) Yext, Inc 455,517
160,008 (a) Zeta Global Holdings Corp 3,456,173
209,028 (a) Zoom Video Communications, Inc 20,081,320
84,443 (a) Zscaler, Inc 12,767,782
TOTAL SOFTWARE & SERVICES 5,606,850,098
TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
64,194 (a),(b) 908 Devices, Inc 514,194
84,935 (a) ADTRAN Holdings, Inc 722,797
28,873 Advanced Energy Industries, Inc 8,359,311
28,608 (a) Aeva Technologies, Inc 501,784
1,020,806 Amphenol Corp (Class A) 164,043,524
12,013,994 (c) Apple, Inc 3,711,242,887
63,059 (a) Applied Optoelectronics, Inc 5,947,725
867,472 (a) Arista Networks, Inc 156,448,575

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
60,763 (a) Arlo Technologies, Inc $ 894,431
43,264 (a) Arrow Electronics, Inc 9,369,684
7,210 (a) Aviat Networks, Inc 147,661
71,689 Avnet, Inc 6,368,851
27,514 Badger Meter, Inc 3,696,506
8,682 Bel Fuse, Inc (Class B) 2,361,244
32,880 Belden CDT, Inc 4,078,764
28,220 Benchmark Electronics, Inc 2,251,109
58,384 (a) Calix, Inc 2,095,986
107,129 CDW Corp 15,834,737
115,462 (a) Ciena Corp 43,534,947
3,283,138 Cisco Systems, Inc 380,811,177
7,555 (a) Clearfield, Inc 228,614
127,145 Cognex Corp 8,294,940
147,087 (a) Coherent Corp 38,667,701
182,790 CommScope Holding Co, Inc 2,145,955
147,795 CompoSecure, Inc 1,950,894
659,728 Corning, Inc 91,207,396
19,625 (a) Corsair Gaming, Inc 208,221
15,963 (a) CPI Card Group, Inc 336,340
39,244 Crane NXT Co 2,038,726
24,193 CTS Corp 1,551,255
61,186 (a) Daktronics, Inc 1,209,647
252,625 Dell Technologies, Inc 102,406,596
19,122 (a) Diebold Nixdorf, Inc 1,407,188
24,033 (a) Digi International, Inc 1,675,581
42,270 (a) Eastman Kodak Co 355,068
19,890 ePlus, Inc 1,838,035
87,325 (a) Evolv Technologies Holdings, Inc 482,907
111,375 (a) Extreme Networks, Inc 3,356,842
47,253 (a) F5 Networks, Inc 19,022,640
28,956 (a) Fabrinet 12,607,732
305,917 (a) Flextronics International Ltd 34,798,059
364,078 (a),(b) Forward Industries, Inc 1,467,234
91,300 (a) Harmonic, Inc 1,054,515
1,095,787 Hewlett Packard Enterprise Co 52,488,197
763,013 HP, Inc 20,807,364
26,287 Immersion Corp 198,730
78,036 (a),(b) Infleqtion, Inc 767,094
10,483 Ingram Micro Holding Corp 295,725
20,060 (a) Insight Enterprises, Inc 2,586,336
297,971 (a),(b) IonQ, Inc 10,858,063
27,593 (a) IPG Photonics Corp 2,347,061
42,576 (a) Itron, Inc 4,243,124
88,644 Jabil Inc 27,927,292
141,943 (a) Keysight Technologies, Inc 45,291,172
14,555 (a) Kimball Electronics, Inc 359,945
62,192 (a) Knowles Corp 2,275,605
40,079 (a) LightPath Technologies, Inc 415,619
124,210 (a) Lightwave Logic, Inc 802,397
22,598 Littelfuse, Inc 9,991,254
59,980 (a) Lumentum Holdings, Inc 42,822,121
29,141 Methode Electronics, Inc 407,683
168,476 (a) Mirion Technologies, Inc 2,523,770
140,345 Motorola Solutions, Inc 61,155,334
28,519 Napco Security Technologies, Inc 1,057,485
159,988 NetApp, Inc 28,557,858
24,125 (a) Netgear, Inc 582,860
53,853 (a) Netscout Systems, Inc 2,190,202
41,318 (a) nLight, Inc 2,842,678
29,254 (a) Novanta, Inc 4,170,158
385,268 (a),(b) Ondas Holdings, Inc 2,885,657

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
12,761 (a) OSI Systems, Inc $ 2,825,158
47,755 (a) Ouster, Inc 1,862,923
8,936 (a) PC Connection, Inc 748,122
22,178 (a) Plexus Corp 5,574,219
78,889 (a) Powerfleet, Inc 309,245
257,992 (a) Pure Storage, Inc 19,909,243
199,100 (a),(b) Quantum Computing, Inc 1,612,710
97,554 Ralliant Corp 6,377,105
57,111 (a) Ribbon Communications, Inc 122,218
15,857 (a) Rogers Corp 1,957,864
120,833 (a) SanDisk Corp 146,791,553
44,117 (a) Sanmina Corp 8,186,351
19,488 (a) Scansource, Inc 1,103,411
451,349 (a) Super Micro Computer, Inc 12,818,312
65,262 TD SYNNEX Corp 16,687,493
38,686 (a) Teledyne Technologies, Inc 25,361,381
81,727 (a) TTM Technologies, Inc 9,434,565
10,831 (a) Turtle Beach Corp 132,680
3,718 Ubiquiti, Inc 2,069,141
34,670 (a),(b) Unusual Machines, Inc 733,617
102,645 (a) Viasat, Inc 7,896,480
191,101 (a) Viavi Solutions, Inc 7,061,182
111,365 Vishay Intertechnology, Inc 3,810,910
9,277 (a) Vishay Precision Group, Inc 853,948
128,043 Vontier Corp 4,114,022
130,931 (a),(b) Vuzix Corp 305,069
281,772 Western Digital Corp 153,520,656
101,067 (b) Xerox Holdings Corp 298,148
40,861 (a) Zebra Technologies Corp (Class A) 12,005,779
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,632,872,269
TELECOMMUNICATION SERVICES - 0.8%
8,273 (a) Anterix, Inc 769,554
208,787 (a),(b) AST SpaceMobile, Inc 12,314,257
5,617,977 AT&T, Inc 130,617,965
5,746 ATN International, Inc 136,812
32,646 (a) Bandwidth, Inc 1,277,764
50,275 Cogent Communications Group, Inc 678,713
39,356 (a) Globalstar, Inc 3,281,503
43,943 (a) Gogo, Inc 183,682
14,896 IDT Corp 981,051
70,038 Iridium Communications, Inc 3,315,599
20,453 (a) Liberty Capital Corp 473,896
3,822 (a) Liberty Capital Corp 90,352
109,591 (a) Liberty Global Ltd 1,162,761
116,203 (a) Liberty Global Ltd 1,203,863
26,727 (a) Liberty Latin America Ltd (Class A) 217,825
116,967 (a) Liberty Latin America Ltd (Class C) 943,924
814,507 (a) Lumen Technologies, Inc 5,196,555
83,343 Millicom International Cellular S.A. 7,957,590
37,972 Shenandoah Telecom Co 455,284
439,514 (a),(b) Space Exploration Technologies Corp 47,630,132
30,616 (a) Spok Holdings, Inc 333,714
90,052 Telephone and Data Systems, Inc 3,023,946
405,519 T-Mobile US, Inc 70,037,187
126,486 (a) Uniti Group, Inc 1,229,444
3,480,719 Verizon Communications, Inc 162,932,456
TOTAL TELECOMMUNICATION SERVICES 456,445,829
TRANSPORTATION - 1.4%
97,712 (a) Alaska Air Group, Inc 4,636,434
21,705 (a) Allegiant Travel Co 2,128,826
7,288 (a),(b) Amerco, Inc 516,792
547,806 (a) American Airlines Group, Inc 8,364,998

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
19,622 ArcBest Corp $ 2,832,436
13,456 (a),(b) Avis Budget Group, Inc 1,849,393
99,598 CH Robinson Worldwide, Inc 14,713,613
9,556 (a) Costamare Bulkers Holdings Ltd 186,915
47,778 Costamare, Inc 744,381
30,292 Covenant Logistics Group, Inc 1,075,972
1,521,241 CSX Corp 76,670,546
535,287 Delta Air Lines, Inc 46,805,495
112,871 Expeditors International Washington, Inc 18,949,912
176,717 FedEx Corp 54,322,806
88,358 (a) FedEx Freight Holding Co, Inc 12,416,950
29,573 (a) Forward Air Corp 415,501
263,205 (a) Frontier Group Holdings, Inc 1,776,634
121,096 FTAI Infrastructure, Inc 451,688
23,313 Genco Shipping & Trading Ltd 595,414
80,574 (a) GXO Logistics, Inc 4,041,592
63,440 Heartland Express, Inc 775,871
125,733 (a),(b) Hertz Global Holdings, Inc 199,287
49,962 Hub Group, Inc (Class A) 2,324,732
62,528 JB Hunt Transport Services, Inc 16,991,984
307,566 (a) JetBlue Airways Corp 1,854,623
516,943 (a) Joby Aviation, Inc 3,696,142
47,910 (a) Kirby Corp 6,282,917
141,433 Knight-Swift Transportation Holdings, Inc 9,833,837
29,238 Landstar System, Inc 5,109,925
294,287 (a) Lyft, Inc (Class A) 4,667,392
47,385 Marten Transport Ltd 700,824
22,799 Matson, Inc 4,618,849
184,453 Norfolk Southern Corp 61,880,292
154,515 Old Dominion Freight Line 32,778,812
5,176 (a) PAM Transportation Services, Inc 83,411
58,714 Pangaea Logistics Solutions Ltd 446,814
26,192 (a) Radiant Logistics, Inc 215,822
151,653 (a) RXO, Inc 3,070,973
29,550 Ryder System, Inc 7,577,211
35,058 (a) Safe Bulkers, Inc 273,803
22,707 (a) Saia, Inc 7,893,634
56,547 Schneider National, Inc 2,020,990
40,517 (a) Skywest, Inc 4,334,104
381,810 (a) Southwest Airlines Co 17,169,996
1,635,183 (a) Uber Technologies, Inc 115,051,476
83,733 U-Haul Holding Co 5,240,011
492,551 Union Pacific Corp 143,888,924
267,959 (a) United Airlines Holdings, Inc 32,511,466
628,054 United Parcel Service, Inc (Class B) 65,455,788
7,227 (a),(b) Universal Truckload Services, Inc 96,697
47,602 Werner Enterprises, Inc 1,781,267
93,166 (a) XPO, Inc 18,723,571
TOTAL TRANSPORTATION 831,047,743
UTILITIES - 2.1%
636,068 AES Corp 9,337,478
214,453 Alliant Energy Corp 15,178,983
216,743 Ameren Corp 23,757,200
455,853 American Electric Power Co, Inc 58,280,806
33,442 (a) American States Water Co 2,863,973
157,544 American Water Works Co, Inc 21,137,679
134,472 Atmos Energy Corp 23,234,072
92,763 Avista Corp 3,752,263
66,766 Black Hills Corp 4,754,407
105,743 (a) Brookfield Infrastructure Corp 4,472,929
118,097 Brookfield Renewable Corp 3,938,535
98,758 (a) Cadiz, Inc 295,286

SHARES DESCRIPTION VALUE
UTILITIES (continued)
53,961 California Water Service Group $ 2,703,986
530,960 Centerpoint Energy, Inc 22,321,558
23,108 Chesapeake Utilities Corp 3,068,280
118,123 Clearway Energy, Inc (Class C) 3,748,043
242,668 CMS Energy Corp 17,469,669
288,251 Consolidated Edison, Inc 31,376,121
17,344 Consolidated Water Co, Inc 506,445
269,326 Constellation Energy Corp 70,765,407
731,035 Dominion Energy, Inc 50,565,691
175,393 (a) DTE Energy Co 24,883,005
646,241 Duke Energy Corp 81,058,009
306,399 Edison International 22,480,495
375,772 Entergy Corp 40,440,583
234,988 Essential Utilities, Inc 9,364,272
190,713 Evergy, Inc 15,831,086
316,211 Eversource Energy 22,637,546
855,158 Exelon Corp 39,183,340
442,618 FirstEnergy Corp 21,382,876
28,877 Genie Energy Ltd 401,679
68,144 (a) Global Water Resources, Inc 487,911
45,210 (a) Hallador Energy Co 642,886
171,366 (a) Hawaiian Electric Industries, Inc 2,214,049
44,181 Idacorp, Inc 6,313,907
200,673 MDU Resources Group, Inc 4,003,426
44,642 MGE Energy, Inc 3,550,378
13,334 (a) Middlesex Water Co 764,038
50,710 (a),(b) Montauk Renewables, Inc 86,714
83,946 New Jersey Resources Corp 4,859,634
1,731,091 NextEra Energy, Inc 150,466,430
398,585 NiSource, Inc 17,709,132
37,292 Northwest Natural Holding Co 1,824,325
51,211 NorthWestern Corp 3,520,244
168,534 NRG Energy, Inc 22,632,431
199,446 OGE Energy Corp 9,443,768
115,980 (a),(b) Oklo, Inc 4,503,503
55,179 ONE Gas, Inc 4,284,649
44,291 Ormat Technologies, Inc 4,321,916
34,701 Otter Tail Corp 3,068,262
1,841,258 PG&E Corp 32,001,064
100,352 Pinnacle West Capital Corp 10,134,548
93,209 PNM Resources, Inc 5,398,665
83,258 Portland General Electric Co 4,107,117
624,613 PPL Corp 21,992,624
419,451 Public Service Enterprise Group, Inc 32,163,503
16,316 (a) Pure Cycle Corp 171,481
14,383 RGC Resources, Inc 307,796
552,403 Sempra Energy 48,915,286
27,689 SJW Corp 1,698,166
933,661 Southern Co 88,268,311
56,045 Southwest Gas Holdings Inc 5,010,423
35,656 Spire, Inc 2,847,488
39,448 (a) Talen Energy Corp 13,179,577
171,560 UGI Corp 6,196,747
17,655 (a) Unitil Corp 952,311
284,082 Vistra Corp 42,098,112
265,729 WEC Energy Group, Inc 29,076,067
491,967 Xcel Energy, Inc 38,471,819
21,124 York Water Co 654,210
TOTAL UTILITIES 1,279,534,620
TOTAL COMMON STOCKS
(Cost $18,570,867,500) 59,871,438,251

Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694 (d) Aduro Biotech, Inc 10/05/30 $ 277
50,751 (d) AstraZeneca plc 02/19/30 15,733
62,303 (d) Chinook Therapeutics, Inc 01/02/30 623
20,258 (d) Inhibrx, Inc 06/30/27 13,117
65,113 (d) Novo Nordisk A.S. 06/30/31 42,323
330,579 (b),(d) Selecta Biosciences, Inc 03/20/24 59,505
4,598 (d) Tobira Therapeutics, Inc 12/31/28 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 131,854
TOTAL RIGHTS/WARRANTS
(Cost $123,507) 131,854
TOTAL LONG-TERM INVESTMENTS
(Cost $18,570,991,007) 59,871,570,105
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
121,348,700 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 121,348,700
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $121,348,700) 121,348,700
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 7,940,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/06/26 7,935,243
11,520,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/28/26 11,487,789
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 09/15/26 9,953,361
8,500,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/02/26 8,445,186
12,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 11,907,875
25,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 24,785,042
5,760,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/30/26 5,706,346
5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 11/06/26 4,949,367
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 9,808,394
13,100,000 (g) Federal Home Loan Bank Discount Notes 0 .000 08/14/26 13,081,686
28,800,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/02/26 28,703,640
10,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/09/26 9,959,444
11,500,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/11/26 11,451,029
8,947,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/16/26 8,904,365
5,250,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/18/26 5,223,918
10,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/25/26 9,943,222
3,500,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/06/26 3,475,996
2,615,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/16/26 2,594,389
10,000,000 (g) Federal National Mortgage Association (FNMA) 0 .000 08/26/26 9,974,036
TOTAL GOVERNMENT AGENCY DEBT 198,290,328
TREASURY DEBT - 0.3%
25,000,000 (g) United States Treasury Bill 0 .000 08/11/26 24,979,963
20,000,000 (g) United States Treasury Bill 0 .000 08/13/26 19,979,972
25,000,000 (g) United States Treasury Bill 0 .000 08/18/26 24,962,422
15,000,000 (g) United States Treasury Bill 0 .000 08/25/26 14,967,000
25,000,000 (g) United States Treasury Bill 0 .000 09/03/26 24,921,654
5,000,000 (g) United States Treasury Bill 0 .000 09/15/26 4,978,336
20,000,000 (g) United States Treasury Bill 0 .000 09/17/26 19,908,560
10,000,000 (g) United States Treasury Bill 0 .000 09/29/26 9,941,575
15,000,000 (g) United States Treasury Bill 0 .000 10/13/26 14,891,803
15,000,000 (g) United States Treasury Bill 0 .000 10/15/26 14,888,000
10,000,000 (g) United States Treasury Bill 0 .000 10/27/26 9,913,571

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 10,000,000 (g) United States Treasury Bill 0 .000% 12/17/26 $ 9,858,144
TOTAL TREASURY DEBT 194,191,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $392,469,443) 392,481,328
TOTAL INVESTMENTS - 100.1%
(Cost $19,084,809,150) 60,385,400,133
OTHER ASSETS & LIABILITIES, NET - (0.1)% (68,953,369)
NET ASSETS - 100.0% $ 60,316,446,764
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $238,043,659.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1,109 09/18/26  $ 413,371,607 $ 416,942,412 $ 3,570,805

Equity Index

Portfolio of Investments July 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $59,870,169,423 $1,266,521 $2,307 $59,871,438,251
Rights/Warrants — — 131,854 131,854
Investments purchased with collateral from securities lending 121,348,700 — — 121,348,700
Short-Term Investments
:
Government agency debt — 198,290,328 — 198,290,328
Treasury debt — 194,191,000 — 194,191,000
$59,991,518,123 $393,747,849 $134,161 $60,385,400,133
Investments in Derivatives
Futures contracts* 3,570,805 – – 3,570,805
$3,570,805 $– $– $3,570,805
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
Large Cap Growth Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 2.8%
74,244 (a) Rivian Automotive, Inc $ 1,129,994
1,640,261 (a) Tesla, Inc 510,465,626
TOTAL AUTOMOBILES & COMPONENTS 511,595,620
BANKS - 0.4%
250,604 Bank of America Corp 15,524,918
146,724 Citigroup, Inc 19,433,594
1,947,613 (a) NU Holdings Ltd 27,909,294
591 Pinnacle Financial Partners, Inc 62,191
6,001 Western Alliance Bancorp 483,020
TOTAL BANKS 63,413,017
CAPITAL GOODS - 7.5%
38,756 3M Co 6,831,908
37,695 Aaon, Inc 3,357,117
75,484 (a) Allegheny Technologies, Inc 14,148,721
4,113 Allison Transmission Holdings, Inc 471,103
3,776 (a) Armstrong World Industries, Inc 659,516
43,506 (a) Axon Enterprise, Inc 22,960,726
151,342 (a) Bloom Energy Corp 31,147,697
277,289 (a) Boeing Co 59,933,244
48,036 BWX Technologies, Inc 8,103,673
3,729 Carlisle Cos, Inc 1,342,142
26,988 Carpenter Technology Corp 14,024,584
255,531 Caterpillar, Inc 208,209,214
19,431 Comfort Systems USA, Inc 33,609,606
34,938 Cummins, Inc 22,157,680
11,831 Curtiss-Wright Corp 8,565,644
7,448 (a) Dycom Industries, Inc 2,987,169
33,140 Eaton Corp plc 13,759,728
24,402 EMCOR Group, Inc 19,458,887
27,615 (a) Everus Construction Group, Inc 3,463,749
524,677 Fastenal Co 25,032,340
7,736 Ferguson Enterprises, Inc 1,812,777
68,484 (a) Forgent Power Solutions, Inc 2,278,463
57,054 FTAI Aviation Ltd 11,753,124
151,192 GE Vernova, Inc 149,723,926
580,635 General Electric Co 209,069,244
24,685 HEICO Corp 8,796,747
42,021 HEICO Corp (Class A) 10,811,163
8,220 (a) Hexcel Corp 846,249
224,033 Howmet Aerospace, Inc 63,235,555
4,557 (a) IES Holdings, Inc 3,392,869
45,449 Illinois Tool Works, Inc 13,041,590
24,666 Johnson Controls International plc 3,617,515
32,051 (a) Karman Holdings, Inc 1,543,256
7,940 (a) Kratos Defense & Security Solutions, Inc 370,004
5,827 Lennox International, Inc 2,423,333
5,523 Lincoln Electric Holdings, Inc 1,443,215
114,345 Lockheed Martin Corp 66,633,405
33,848 (a) Mastec, Inc 8,905,409
29,675 (a) Modine Manufacturing Co 5,966,455
41,247 nVent Electric plc 6,345,026
15,897 Powell Industries, Inc 3,317,386
83,699 Quanta Services, Inc 55,857,365
3,793 (a) RBC Bearings, Inc 2,091,119
302,610 (a) Rocket Lab Corp 19,654,519
51,775 Rockwell Automation, Inc 24,856,142
24,329 (a) Solv Energy, Inc 691,673
16,772 (a) Sterling Construction Co, Inc 10,009,026

Large Cap Growth Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
124,148 Trane Technologies plc $ 56,481,133
15,794 TransDigm Group, Inc 19,811,678
7,922 United Rentals, Inc 8,549,898
216,075 Vertiv Holdings Co 52,197,238
13,521 (a) Vicor Corp 2,803,850
20,815 W.W. Grainger, Inc 28,770,909
32,816 Woodward Inc 11,838,372
TOTAL CAPITAL GOODS 1,369,164,081
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
81,228 Automatic Data Processing, Inc 21,644,013
16,857 Booz Allen Hamilton Holding Corp 1,175,270
190,701 Cintas Corp 39,023,146
6,004 (a) Clean Harbors, Inc 1,878,531
14,364 (a) ExlService Holdings, Inc 487,370
1,898 (a) Paylocity Holding Corp 261,725
157,216 (a) Planet Labs PBC 3,219,784
177,556 (a) Rollins, Inc 6,741,801
16,736 UL Solutions, Inc 1,533,687
55,185 Waste Management, Inc 12,502,162
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 88,467,489
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
455,257 (a) Amazon.com, Inc 123,638,696
1,405 (a) Autozone, Inc 4,237,831
34,346 (a) Burlington Stores, Inc 12,655,814
389,881 (a) Carvana Co 24,312,979
133,229 (a) Chewy, Inc 3,010,975
695,738 (a) Coupang, Inc 11,375,316
53,019 eBay, Inc 6,044,696
24,164 (a) Etsy, Inc 1,973,715
11,244 (a) Five Below, Inc 2,441,410
416,451 Home Depot, Inc 138,245,074
9,427 Murphy USA, Inc 5,729,354
153,395 Ross Stores, Inc 38,512,883
282,590 TJX Cos, Inc 44,462,711
4,683 (a) Ulta Beauty, Inc 2,401,583
55,468 (a) Valvoline, Inc 2,130,526
10,110 Williams-Sonoma, Inc 2,311,753
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 423,485,316
CONSUMER DURABLES & APPAREL - 0.2%
17,704 (a) Amer Sports, Inc 628,669
6,993 (a) Deckers Outdoor Corp 677,482
22,107 (a) Hasbro, Inc 2,076,731
663 (a) NVR, Inc 4,075,494
124,103 (a) On Holding AG. 4,497,493
14,947 Ralph Lauren Corp 5,684,942
7,051 (a) SharkNinja Global SPV Ltd 1,140,640
112,834 Tapestry, Inc 17,192,517
14,402 Tempur Sealy International, Inc 940,883
TOTAL CONSUMER DURABLES & APPAREL 36,914,851
CONSUMER SERVICES - 2.4%
231,637 (a) Airbnb, Inc 35,097,638
435,695 Booking Holdings, Inc 84,045,566
55,303 (a) Cava Group, Inc 3,607,415
712,487 (a) Chipotle Mexican Grill, Inc (Class A) 26,518,766
12,970 (b) Choice Hotels International, Inc 1,446,025
6,424 Churchill Downs, Inc 541,543
62,796 Darden Restaurants, Inc 12,784,010
977 Domino's Pizza, Inc 339,449
210,899 (a) DoorDash, Inc 41,369,948
263,457 (a) DraftKings, Inc 6,185,970
66,013 (a) Dutch Bros, Inc 4,345,636
63,902 Expedia Group, Inc 18,834,475

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
4,330 (a) Grand Canyon Education, Inc $ 629,322
12,824 H&R Block, Inc 564,641
124,523 Hilton Worldwide Holdings, Inc 39,908,376
23,423 Hyatt Hotels Corp 4,077,007
153,638 Las Vegas Sands Corp 7,511,362
91,484 Marriott International, Inc (Class A) 34,107,980
47,900 (a) Planet Fitness, Inc 2,678,089
114,082 Restaurant Brands International, Inc 8,444,350
80,095 Royal Caribbean Cruises Ltd 25,494,238
352,523 Starbucks Corp 37,103,046
10,129 Texas Roadhouse, Inc (Class A) 2,080,902
4,184 Travel & Leisure Co 318,068
13,552 (b) Vail Resorts, Inc 2,024,398
102,734 (a) Viking Holdings Ltd 10,720,293
14,909 Wingstop, Inc 1,930,566
37,484 Wyndham Hotels & Resorts, Inc 2,806,052
40,555 Wynn Resorts Ltd 4,027,517
44,670 Yum! Brands, Inc 6,847,018
TOTAL CONSUMER SERVICES 426,389,666
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
18,045 Casey's General Stores, Inc 15,717,195
109,282 Costco Wholesale Corp 104,024,443
44,924 (a) Maplebear, Inc 2,003,611
124,464 Sysco Corp 10,609,311
213,055 Walmart, Inc 23,691,716
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 156,046,276
ENERGY - 0.5%
8,864 Cheniere Energy, Inc 2,336,284
83,736 Marathon Petroleum Corp 26,499,932
6,477 Matador Resources Co 323,138
18,956 Permian Resources Corp 403,952
16,462 Phillips 66 3,484,676
119,129 Targa Resources Corp 32,208,908
81,047 TechnipFMC plc 5,807,828
33,091 Texas Pacific Land Corp 13,321,775
18,762 Valero Energy Corp 5,870,630
TOTAL ENERGY 90,257,123
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
169,023 American Tower Corp 29,301,827
8,565 Lamar Advertising Co 1,370,057
9,219 Public Storage, Inc 2,988,523
178,777 Simon Property Group, Inc 41,006,081
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 74,666,488
FINANCIAL SERVICES - 4.5%
157,080 (a) Affirm Holdings, Inc 11,232,791
6,396 Ally Financial, Inc 277,139
86,828 American Express Co 29,195,915
4,811 Ameriprise Financial, Inc 2,626,036
109,365 Ares Management Corp 14,008,563
26,854 Bank of New York Mellon Corp 4,198,086
331,024 (a) Blackstone, Inc 42,288,316
200,599 (b) Brookfield Asset Management Ltd 9,708,992
68,829 Charles Schwab Corp 7,243,564
14,845 (a) Corpay, Inc 5,672,423
415 (a),(b) Credit Acceptance Corp 236,098
74,145 Equitable Holdings, Inc 3,533,009
24,752 (a) Figure Technology Solutions, Inc 616,572
8,562 (a),(b) Freedom Holding Corp 1,295,174
95,539 (a) Interactive Brokers Group, Inc (Class A) 8,406,477
87,973 KKR & Co, Inc 8,923,101
10,374 (a) Lazard, Inc 439,650
16,014 LPL Financial Holdings, Inc 5,664,152

Large Cap Growth Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
453,579 Mastercard, Inc (Class A) $ 259,946,125
38,726 Moody's Corp 18,525,744
803 Morningstar, Inc 154,634
2,307 MSCI, Inc (Class A) 1,320,158
5,939 (a) Northern Trust Corp 1,082,026
357,847 (a) Robinhood Markets, Inc 30,975,236
13,367 (a),(b) Shift4 Payments, Inc 708,451
77,021 (a),(b) SoFi Technologies, Inc 1,256,212
284,176 (a),(b) Toast, Inc 9,170,360
5,319 Tradeweb Markets, Inc 534,559
68,515 (b) UWM Holdings Corp 124,697
926,934 Visa, Inc (Class A) 339,378,345
2,088 (a) WEX, Inc 390,372
TOTAL FINANCIAL SERVICES 819,132,977
FOOD, BEVERAGE & TOBACCO - 0.3%
100,779 (a) Celsius Holdings, Inc 2,943,755
249,744 Coca-Cola Co 21,875,077
4,653 Coca-Cola Consolidated Inc 874,299
7,155 Hershey Co 1,252,483
177,822 (a) Monster Beverage Corp 17,138,484
89,392 PepsiCo, Inc 12,475,547
TOTAL FOOD, BEVERAGE & TOBACCO 56,559,645
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
103,968 AmerisourceBergen Corp 32,369,397
59,235 Cardinal Health, Inc 13,625,827
24,950 (a) Centene Corp 1,552,389
1,078 (a) DaVita, Inc 258,817
214,196 (a) DexCom, Inc 17,874,656
63,363 (a) Guardant Health, Inc 10,264,173
36,977 (a) IDEXX Laboratories, Inc 20,672,732
38,489 (a) Insulet Corp 6,364,156
198,524 (a) Intuitive Surgical, Inc 70,144,485
64,637 McKesson Corp 55,341,553
21,459 (a),(b) Penumbra, Inc 6,892,416
TOTAL HEALTH CARE EQUIPMENT & SERVICES 235,360,601
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
187,628 Colgate-Palmolive Co 17,130,436
27,785 Estee Lauder Cos (Class A) 2,331,162
54,798 Kimberly-Clark Corp 5,989,969
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,451,567
INSURANCE - 0.0%
10,382 Ryan Specialty Holdings, Inc 458,469
TOTAL INSURANCE 458,469
MATERIALS - 0.2%
94,828 (a) Almonty Industries, Inc 1,048,798
257,036 AngloGold Ashanti PLC 20,388,096
25,542 Aura Minerals, Inc 1,393,827
21,411 Hecla Mining Co 302,323
33,254 Sherwin-Williams Co 11,334,626
91,625 Solstice Advanced Materials, Inc 5,513,076
13,295 Southern Copper Corp 2,429,129
7,921 Steel Dynamics, Inc 1,990,231
TOTAL MATERIALS 44,400,106
MEDIA & ENTERTAINMENT - 16.4%
2,669,941 Alphabet, Inc 952,234,458
3,271,784 Alphabet, Inc (Class A) 1,165,180,436
67,546 (a) EchoStar Corp (Class A) 5,679,943
18,868 Electronic Arts, Inc 3,959,639
88,813 (a) Live Nation, Inc 15,465,008
5,427 (a) Madison Square Garden Sports Corp 2,136,501
1,009,882 Meta Platforms, Inc 562,211,408
2,357,975 (a) Netflix, Inc 169,090,387

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
13,638 (a) NIQ Global Intelligence PLC $ 152,336
74,819 (a) Reddit, Inc 10,524,789
357,244 (a) ROBLOX Corp 12,717,886
67,875 (a) Roku, Inc 9,842,554
88,964 (a) Spotify Technology S.A. 44,476,662
102,527 (a) Take-Two Interactive Software, Inc 24,905,859
13,397 TKO Group Holdings, Inc 2,435,709
TOTAL MEDIA & ENTERTAINMENT 2,981,013,575
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
77,418 AbbVie, Inc 19,427,273
74,884 (a) Alnylam Pharmaceuticals, Inc 15,390,160
215,297 Amgen, Inc 82,923,792
46,950 (a) Arrowhead Pharmaceuticals, Inc 3,974,317
27,169 (a) Ascendis Pharma A.S. 6,626,791
24,312 (a) Axsome Therapeutics, Inc 5,299,773
91,934 (a) Bridgebio Pharma, Inc 7,362,994
69,594 (a) Caris Life Sciences, Inc 1,090,538
53,667 (a) Corcept Therapeutics, Inc 6,144,335
448,346 Eli Lilly & Co 515,077,819
30,057 (a) Exelixis, Inc 1,593,923
69,978 (a) Halozyme Therapeutics, Inc 5,775,984
119,891 (a) Insmed, Inc 11,821,253
87,460 (a) Ionis Pharmaceuticals, Inc 4,527,804
10,098 (a) Madrigal Pharmaceuticals, Inc 4,718,997
12,648 (a) Medpace Holdings, Inc 7,299,287
76,630 (a) Natera, Inc 20,518,449
49,271 (a) Neurocrine Biosciences, Inc 8,218,403
107,500 (a) REVOLUTION Medicines, Inc 20,159,475
66,729 (a),(b) Summit Therapeutics, Inc 868,812
58,311 (a),(b) Tempus AI, Inc 2,558,103
2,271 (a) Viking Therapeutics, Inc 72,081
184,661 Zoetis, Inc 14,272,449
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 765,722,812
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
19,707 (a) CBRE Group, Inc 2,893,184
29,576 (a) CoStar Group, Inc 850,606
1,500 (a) Jones Lang LaSalle, Inc 532,545
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,276,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.8%
913,354 (a) Advanced Micro Devices, Inc 434,893,507
69,493 (a) Allegro MicroSystems, Inc 2,883,960
19,600 Analog Devices, Inc 7,201,236
445,810 Applied Materials, Inc 226,324,363
86,390 (a) Astera Labs, Inc 26,887,160
2,611,962 Broadcom, Inc 1,016,784,567
92,846 (a) Credo Technology Group Holding Ltd 19,218,194
9,180 Entegris, Inc 1,092,879
2,228 (a) First Solar, Inc 470,175
33,191 (a) Formfactor, Inc 3,524,884
736,043 KLA Corp 134,563,381
703,019 Lam Research Corp 205,998,627
76,580 (a) Lattice Semiconductor Corp 9,516,597
37,588 (a) MACOM Technology Solutions Holdings, Inc 9,451,127
489,893 Marvell Technology, Inc 91,884,331
299,049 Microchip Technology, Inc 22,216,350
632,908 Micron Technology, Inc 520,902,271
2,466 MKS Instruments, Inc 733,512
26,662 Monolithic Power Systems, Inc 38,020,812
13,096,751 Nvidia Corp 2,629,172,763
8,801 (a) ON Semiconductor Corp 718,250
4,121 (a) Onto Innovation, Inc 1,065,608
60,255 (a) Rambus, Inc 5,485,013

Large Cap Growth Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
51,914 (a) Semtech Corp $ 6,116,507
12,492 (a) SiTime Corp 6,685,718
88,248 Teradyne, Inc 32,447,907
511,233 Texas Instruments, Inc 140,967,387
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,595,227,086
SOFTWARE & SERVICES - 11.5%
157,403 (a) Adobe, Inc 39,415,285
11,650 (a) Appfolio, Inc 2,099,213
134,377 (a) AppLovin Corp 53,199,854
90,219 (a) Atlassian Corp Ltd 9,113,472
117,144 (a) Autodesk, Inc 27,435,125
20,732 (b) Bentley Systems, Inc 734,742
155,280 (a) Cadence Design Systems, Inc 52,798,306
176,006 (a) Cloudflare, Inc 49,102,154
195,766 (a) CoreWeave, Inc 14,050,126
563,269 (a) Crowdstrike Holdings, Inc 107,505,521
185,088 (a) Datadog, Inc 49,598,031
45,218 (a) DigitalOcean Holdings, Inc 5,313,115
7,643 (a) DocuSign, Inc 419,066
32,909 (a) Dynatrace, Inc 1,458,527
29,238 (a) Elastic NV 1,923,568
10,384 (a) Fair Isaac Corp 11,660,920
337,927 (a) Fortinet, Inc 54,727,278
34,836 (a) Gartner, Inc 5,260,933
34,078 Gen Digital, Inc 935,441
70,738 (a) GoDaddy, Inc 5,852,862
23,746 (a) Guidewire Software, Inc 3,607,967
23,755 (a) HubSpot, Inc 5,638,487
47,379 Intuit, Inc 14,975,080
12,120 (a),(b) IREN Ltd 446,016
19,707 (a) Klaviyo, Inc 351,573
8,590 (a) Kyndryl Holdings, Inc 116,394
34,683 (a) Manhattan Associates, Inc 6,636,939
2,086,479 Microsoft Corp 969,628,521
39,745 (a) MongoDB, Inc 13,413,143
962,813 Oracle Corp 125,040,524
1,244,662 (a) Palantir Technologies, Inc 153,168,106
451,776 (a) Palo Alto Networks, Inc 149,912,830
16,495 Pegasystems, Inc 503,922
75,570 (a) Procore Technologies, Inc 4,138,969
4,864 RingCentral, Inc 270,536
58,848 (a) Rubrik, Inc 4,258,241
198,020 (a) Samsara, Inc 7,380,205
120,102 (a) SentinelOne, Inc 2,289,144
576,685 (a) ServiceNow, Inc 64,144,673
188,672 (a) Snowflake, Inc 55,333,724
201,983 (a),(b) Terawulf, Inc 3,567,020
76,640 (a) Trade Desk, Inc 1,382,586
13,262 (a) Twilio, Inc 2,617,256
9,749 (a) Workday, Inc 1,563,155
57,514 (a) Zscaler, Inc 8,696,117
TOTAL SOFTWARE & SERVICES 2,091,684,667
TECHNOLOGY HARDWARE & EQUIPMENT - 11.1%
20,146 Advanced Energy Industries, Inc 5,832,670
688,504 Amphenol Corp (Class A) 110,642,593
4,397,963 Apple, Inc 1,358,574,750
43,725 (a) Applied Optoelectronics, Inc 4,124,142
586,063 (a) Arista Networks, Inc 105,696,462
79,205 (a) Ciena Corp 29,864,245
21,189 (a) Coherent Corp 5,570,376
443,050 Corning, Inc 61,251,663
19,841 Dell Technologies, Inc 8,042,946

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
19,995 (a) Fabrinet $ 8,706,023
58,065 Jabil Inc 18,293,378
54,198 (a) Keysight Technologies, Inc 17,293,498
39,972 (a) Lumentum Holdings, Inc 28,537,610
35,066 Motorola Solutions, Inc 15,280,010
37,975 NetApp, Inc 6,778,538
150,243 (a) Pure Storage, Inc 11,594,252
81,704 (a) SanDisk Corp 99,256,470
10,322 (a) Sanmina Corp 1,915,350
32,893 (a) Super Micro Computer, Inc 934,161
48,993 (a) TTM Technologies, Inc 5,655,752
2,260 Ubiquiti, Inc 1,257,735
130,322 (a) Viavi Solutions, Inc 4,815,398
189,626 Western Digital Corp 103,315,830
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,013,233,852
TELECOMMUNICATION SERVICES - 0.2%
134,899 (a),(b) AST SpaceMobile, Inc 7,956,343
25,359 (a) Globalstar, Inc 2,114,433
18,031 Iridium Communications, Inc 853,588
269,158 (a),(b) Space Exploration Technologies Corp 29,168,652
TOTAL TELECOMMUNICATION SERVICES 40,093,016
TRANSPORTATION - 0.3%
3,042 (a) Alaska Air Group, Inc 144,343
6,839 (a),(b) Amerco, Inc 484,953
330,539 (a) American Airlines Group, Inc 5,047,331
3,346 (a),(b) Avis Budget Group, Inc 459,874
59,576 CH Robinson Worldwide, Inc 8,801,162
25,255 Delta Air Lines, Inc 2,208,297
6,901 Landstar System, Inc 1,206,088
36,466 (a) Lyft, Inc (Class A) 578,351
21,732 Old Dominion Freight Line 4,610,226
19,888 (a) Southwest Airlines Co 894,363
112,774 (a) Uber Technologies, Inc 7,934,779
3,298 U-Haul Holding Co 206,389
22,554 Union Pacific Corp 6,588,700
7,320 (a) United Airlines Holdings, Inc 888,136
63,470 (a) XPO, Inc 12,755,566
TOTAL TRANSPORTATION 52,808,558
UTILITIES - 0.3%
11,166 Constellation Energy Corp 2,933,866
113,806 NRG Energy, Inc 15,283,008
18,225 (a) Talen Energy Corp 6,088,973
188,742 Vistra Corp 27,969,677
TOTAL UTILITIES 52,275,524
TOTAL COMMON STOCKS
(Cost $7,909,580,549) 18,018,098,717
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9%
1,305,117 (b) iShares Russell 1000 Growth ETF 154,421,443
TOTAL INVESTMENT COMPANIES
(Cost $148,011,967) 154,421,443
TOTAL LONG-TERM INVESTMENTS
(Cost $8,057,592,516) 18,172,520,160

Large Cap Growth Index

Portfolio of Investments July 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
41,967,180 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(d) $ 41,967,180
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $41,967,180) 41,967,180
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENTS - 0.0%
$ 2,344,000 (e) Fixed Income Clearing Corporation 3 .640 08/03/26 2,344,000
TOTAL REPURCHASE AGREEMENTS 2,344,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,344,000) 2,344,000
TOTAL INVESTMENTS - 100.2%
(Cost $8,101,903,696) 18,216,831,340
OTHER ASSETS & LIABILITIES, NET - (0.2)% (33,444,748)
NET ASSETS - 100.0% $ 18,183,386,592
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,161,543.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $2,344,711 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.625% and maturity date 10/31/30, valued at $2,391,017.

Fund Level 1 Level 2 Level 3 Total
Large Cap Growth Index
Long-Term Investments
:
Common stocks $18,018,098,717 $— $— $18,018,098,717
Investment companies 154,421,443 — — 154,421,443
Investments purchased with collateral from securities lending 41,967,180 — — 41,967,180
Short-Term Investments
:
Repurchase agreements — 2,344,000 — 2,344,000
$18,214,487,340 $2,344,000 $– $18,216,831,340
1 1 1 1 1

Large Cap Value Index
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0.5%
77,465 (a) Aptiv plc $ 4,374,449
74,977 BorgWarner, Inc 4,779,034
1,430,653 Ford Motor Co 21,001,986
330,038 General Motors Co 29,327,177
86,231 Gentex Corp 2,014,356
17,794 Lear Corp 2,324,608
191,288 (a),(b) QuantumScape Corp 998,523
264,633 (a) Rivian Automotive, Inc 4,027,714
18,861 (b) Thor Industries, Inc 1,414,009
TOTAL AUTOMOBILES & COMPONENTS 70,261,856
BANKS - 6.5%
2,250,093 Bank of America Corp 139,393,261
35,908 Bank OZK 1,842,080
6,187 BOK Financial Corp 874,161
7,585 Central BanCo, Inc 248,788
525,692 Citigroup, Inc 69,627,905
154,633 Citizens Financial Group, Inc 11,079,454
103,626 Columbia Banking System, Inc 3,240,385
48,644 (a) Commerce Bancshares, Inc 2,883,130
20,315 (a) Cullen/Frost Bankers, Inc 3,379,197
49,767 East West Bancorp, Inc 6,519,477
331,024 Fifth Third Bancorp 18,702,856
2,931 First Citizens Bancshares, Inc (Class A) 6,409,071
45,918 (a) First Hawaiian, Inc 1,276,061
188,773 First Horizon National Corp 4,840,140
124,159 (a) FNB Corp 2,346,605
737,275 (a) Huntington Bancshares, Inc 12,563,166
976,121 JPMorgan Chase & Co 343,389,607
338,967 Keycorp 7,657,265
53,716 M&T Bank Corp 13,229,714
50,520 Pinnacle Financial Partners, Inc 5,316,220
146,969 PNC Financial Services Group, Inc 36,723,144
21,712 Popular, Inc 3,804,159
35,812 (a) Prosperity Bancshares, Inc 2,681,244
312,532 Regions Financial Corp 9,672,865
36,937 SOUTHSTATE BANK CORP 3,881,709
4,343 (b) TFS Financial Corp 79,955
456,256 Truist Financial Corp 23,652,311
569,663 US Bancorp 35,894,466
61,881 (a) Webster Financial Corp 4,778,451
1,118,515 Wells Fargo & Co 96,695,622
31,490 Western Alliance Bancorp 2,534,630
25,601 Wintrust Financial Corp 4,084,384
54,988 Zions Bancorporation 3,832,664
TOTAL BANKS 883,134,147
CAPITAL GOODS - 7.2%
164,492 3M Co 28,996,650
40,675 A.O. Smith Corp 2,445,788
11,000 Acuity Brands, Inc 3,612,290
28,859 Advanced Drainage Systems, Inc 3,996,394
45,777 Aecom Technology Corp 3,313,797
13,945 (a),(b) Aerovironment, Inc 2,082,965
19,080 AGCO Corp 1,949,213
29,830 Allegion plc 4,695,242
26,695 Allison Transmission Holdings, Inc 3,057,645
83,721 Ametek, Inc 20,236,203
139,667 (a) API Group Corp 5,541,987
13,252 Applied Industrial Technologies, Inc 4,574,723

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
10,447 (a) Armstrong World Industries, Inc $ 1,824,673
97,885 (a) Boeing Co 21,156,864
37,634 (a) Builders FirstSource, Inc 2,500,403
1,740 BWX Technologies, Inc 293,538
13,191 Carlisle Cos, Inc 4,747,705
284,968 Carrier Global Corp 17,613,872
308,153 CNH Industrial NV 3,158,568
68,591 (a) Core & Main, Inc 3,015,946
17,510 Crane Co 3,737,685
27,636 Cummins, Inc 17,526,751
6,606 Curtiss-Wright Corp 4,782,744
90,150 Deere & Co 53,429,200
41,996 Donaldson Co, Inc 3,957,703
48,785 Dover Corp 9,982,387
6,536 (a) Dycom Industries, Inc 2,621,394
120,039 Eaton Corp plc 49,840,193
205,659 Emerson Electric Co 30,811,831
18,240 Esab Corp 1,578,307
2,571 (a) Everus Construction Group, Inc 322,481
78,235 Fastenal Co 3,732,592
66,245 Ferguson Enterprises, Inc 15,523,191
43,374 Flowserve Corp 3,295,990
111,392 Fortive Corp 6,595,520
42,637 Fortune Brands Innovations, Inc 2,100,299
88,664 (a) Gates Industrial Corp Ltd 2,480,819
20,041 (a) Generac Holdings, Inc 3,950,281
93,671 General Dynamics Corp 35,915,335
64,471 Graco, Inc 5,117,708
74,560 (a) Hayward Holdings, Inc 1,128,093
22,611 (a) Hexcel Corp 2,327,802
114,873 (a) Honeywell Aerospace, Inc 23,748,844
117,196 Honeywell International, Inc 28,484,488
19,388 Hubbell, Inc 9,161,799
14,657 Huntington Ingalls Industries, Inc 4,784,778
26,764 IDEX Corp 6,167,764
74,016 Illinois Tool Works, Inc 21,238,891
143,265 Ingersoll Rand, Inc 11,945,436
32,882 ITT, Inc 6,444,214
208,921 Johnson Controls International plc 30,640,354
63,077 (a) Kratos Defense & Security Solutions, Inc 2,939,388
68,097 L3Harris Technologies, Inc 18,866,955
8,144 Lennox International, Inc 3,386,927
27,661 (a) Leonardo DRS, Inc 1,273,789
14,896 Lincoln Electric Holdings, Inc 3,892,474
16,126 (a),(b) Loar Holdings, Inc 1,103,825
23,537 Louisiana-Pacific Corp 1,704,785
73,837 Masco Corp 5,277,869
14,949 (a) Middleby Corp 1,996,887
18,030 (a) Midera Food Processing, Inc 864,538
16,219 MSC Industrial Direct Co (Class A) 2,001,425
80,972 Mueller Industries, Inc 5,377,351
54,173 (a) NEXTracker, Inc 4,868,527
19,308 Nordson Corp 5,749,536
48,901 Northrop Grumman Corp 26,527,814
34,816 nVent Electric plc 5,355,745
22,104 Oshkosh Corp 3,147,831
140,631 Otis Worldwide Corp 10,118,400
29,181 Owens Corning, Inc 4,053,241
189,093 PACCAR, Inc 25,088,859
45,810 Parker-Hannifin Corp 44,734,839
58,658 Pentair plc 3,838,579
18,612 Primoris Services Corp 1,571,039

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
355,091 (a),(b) QXO, Inc $ 4,722,710
9,309 (a) RBC Bearings, Inc 5,132,145
24,728 Regal-Beloit Corp 5,074,927
7,267 Rockwell Automation, Inc 3,488,741
492,503 RTX Corp 105,996,496
55,141 Sensata Technologies Holding plc 2,552,477
13,087 (a) Simpson Manufacturing Co, Inc 2,456,953
15,949 (a) SiteOne Landscape Supply, Inc 1,506,224
18,554 Snap-On, Inc 7,614,747
17,802 (a) SPX Technologies, Inc 3,909,675
80,496 (a) StandardAero, Inc 2,359,338
56,292 Stanley Black & Decker, Inc 5,324,097
150,149 (b) Sunbelt Rentals Holdings, Inc 10,798,716
63,340 Textron, Inc 5,400,368
24,021 Timken Co 3,304,089
36,338 Toro Co 3,338,372
10,157 TransDigm Group, Inc 12,740,738
38,558 (a) Trex Co, Inc 1,671,875
17,588 United Rentals, Inc 18,982,025
6,933 Valmont Industries, Inc 3,339,626
2,141 W.W. Grainger, Inc 2,959,333
13,302 Watsco, Inc 4,114,309
9,972 Watts Water Technologies, Inc (Class A) 3,448,218
17,998 WESCO International, Inc 6,182,133
61,759 Westinghouse Air Brake Technologies Corp 17,963,223
64,630 WillScot Mobile Mini Holdings Corp 1,569,216
15,427 (a),(b) X-Energy, Inc 251,614
86,842 Xylem, Inc 10,157,909
TOTAL CAPITAL GOODS 982,290,257
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
44,218 (a) Amentum Holdings, Inc 981,640
92,802 Automatic Data Processing, Inc 24,728,021
33,979 Booz Allen Hamilton Holding Corp 2,369,016
42,209 Broadridge Financial Solutions, Inc 6,498,076
8,243 (a) CACI International, Inc (Class A) 4,102,953
15,091 (a) Clean Harbors, Inc 4,721,672
322,846 (a) Copart, Inc 9,401,275
43,382 Equifax, Inc 7,488,601
45,827 (a) ExlService Holdings, Inc 1,554,910
11,239 (a) FTI Consulting, Inc 1,791,272
55,125 Genpact Ltd 1,938,746
95,184 GFL Environmental, Inc 3,933,003
42,067 Jacobs Solutions, Inc 5,676,100
44,782 KBR, Inc 1,639,469
45,869 (a) Leidos Holdings, Inc 5,302,456
108,950 (a) Mobility Global, Inc 2,220,401
13,829 MSA Safety, Inc 2,631,244
12,789 (a) Parsons Corp 565,402
117,828 Paychex, Inc 13,767,023
14,988 Paycom Software, Inc 2,457,432
14,801 (a) Paylocity Holding Corp 2,040,984
66,485 (b) RB Global, Inc 7,296,064
72,836 Republic Services, Inc 15,335,620
32,374 Robert Half International, Inc 1,223,737
15,035 Science Applications International Corp 1,761,050
75,912 SS&C Technologies Holdings, Inc 5,849,020
92,362 Tetra Tech, Inc 3,062,724
69,522 TransUnion 5,465,820
18,357 UL Solutions, Inc 1,682,235
89,845 Veralto Corp 8,460,704
47,924 Verisk Analytics, Inc 9,337,991

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
99,583 Waste Management, Inc $ 22,560,529
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 187,845,190
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.3%
3,245,295 (a) Amazon.com, Inc 881,357,216
8,630 (a) Autonation, Inc 1,833,012
5,208 (a) Autozone, Inc 15,708,630
70,793 Bath & Body Works, Inc 1,424,355
69,829 Best Buy Co, Inc 6,023,450
49,917 (a) Carmax, Inc 2,858,247
23,118 Dick's Sporting Goods, Inc 4,529,047
1,317 Dillard's, Inc (Class A) 774,844
127,146 eBay, Inc 14,495,915
17,305 (a) Etsy, Inc 1,413,472
11,932 (a) Five Below, Inc 2,590,795
38,978 (a) Floor & Decor Holdings, Inc 2,243,963
149,969 (a) GameStop Corp (Class A) 3,257,327
70,985 Gap, Inc 1,426,089
51,865 Genuine Parts Co 6,450,450
94,538 Home Depot, Inc 31,382,835
7,420 Lithia Motors, Inc (Class A) 2,859,816
88,640 LKQ Corp 1,989,968
206,599 Lowe's Cos, Inc 42,933,338
105,482 Macy's, Inc 2,618,063
23,513 (a) Ollie's Bargain Outlet Holdings, Inc 1,727,500
303,797 (a) O'Reilly Automotive, Inc 27,144,262
5,039 (a) Penske Auto Group, Inc 1,095,025
10,353 Pool Corp 1,922,656
14,830 Ross Stores, Inc 3,723,368
220,146 TJX Cos, Inc 34,637,772
192,440 Tractor Supply Co 5,921,379
12,430 (a) Ulta Beauty, Inc 6,374,477
5,919 (a) Valvoline, Inc 227,349
38,089 (a) Wayfair, Inc 3,233,756
37,519 Williams-Sonoma, Inc 8,579,095
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,122,757,471
CONSUMER DURABLES & APPAREL - 0.8%
53,898 (a) Amer Sports, Inc 1,913,918
14,766 (a),(b) BK LC Lux Finco 2 Sarl 571,740
23,177 (a) Brunswick Corp 1,830,983
10,015 (a) Columbia Sportswear Co 594,691
17,088 (a) Crocs, Inc 2,187,435
47,493 (a) Deckers Outdoor Corp 4,601,122
94,640 DR Horton, Inc 13,539,198
60,139 (a) Garmin Ltd 17,667,635
38,621 (a) Hasbro, Inc 3,628,057
73,315 Lennar Corp (Class A) 6,037,490
4,241 (b) Lennar Corp (Class B) 342,249
36,512 (a) Lululemon Athletica, Inc 4,340,181
104,185 (a) Mattel, Inc 1,572,152
15,698 (a) Mohawk Industries, Inc 1,932,424
432,006 Nike, Inc (Class B) 18,018,970
578 (a) NVR, Inc 3,552,995
69,228 Pulte Homes, Inc 8,755,265
16,240 PVH Corp 1,407,358
4,941 Ralph Lauren Corp 1,879,260
26,948 (a) SharkNinja Global SPV Ltd 4,359,378
62,164 Tempur Sealy International, Inc 4,061,174
32,620 Toll Brothers, Inc 4,758,932
140,510 VF Corp 2,012,103
17,206 (b) Whirlpool Corp 645,225

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
30,517 (a) YETI Holdings, Inc $ 1,493,502
TOTAL CONSUMER DURABLES & APPAREL 111,703,437
CONSUMER SERVICES - 1.4%
200,212 ADT, Inc 1,529,620
95,866 Aramark 5,461,486
18,679 Boyd Gaming Corp 1,588,836
20,214 (a) Bright Horizons Family Solutions, Inc 1,506,752
78,725 (a) Caesars Entertainment, Inc 2,342,069
466,891 (a) Carnival Corp Ltd 12,984,239
20,307 Churchill Downs, Inc 1,711,880
10,341 Domino's Pizza, Inc 3,592,877
14,083 (a) Duolingo, Inc 1,898,529
51,836 (a) Flutter Entertainment plc 5,415,307
8,199 (a) Grand Canyon Education, Inc 1,191,643
39,387 H&R Block, Inc 1,734,210
891 (b) Hyatt Hotels Corp 155,087
8,510 (a) Liberty Live Holdings, Inc 806,067
17,634 (a) Liberty Live Holdings, Inc 1,738,712
19,390 Marriott International, Inc (Class A) 7,229,174
259,361 McDonald's Corp 70,193,461
68,081 (a) MGM Resorts International 3,034,370
167,159 (a) Norwegian Cruise Line Holdings Ltd 3,097,456
53,908 Restaurant Brands International, Inc 3,990,270
39,862 Royal Caribbean Cruises Ltd 12,688,075
47,867 Service Corp International 4,125,657
187,981 Starbucks Corp 19,785,000
16,375 Texas Roadhouse, Inc (Class A) 3,364,080
13,030 Travel & Leisure Co 990,541
2,604 (b) Vail Resorts, Inc 388,985
3,226 Wyndham Hotels & Resorts, Inc 241,498
4,183 Wynn Resorts Ltd 415,414
70,662 Yum! Brands, Inc 10,831,071
TOTAL CONSUMER SERVICES 184,032,366
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
93,674 (b) Albertsons Cos, Inc 1,084,745
47,241 (a) BJ's Wholesale Club Holdings, Inc 4,619,225
1,564 Casey's General Stores, Inc 1,362,244
91,173 Costco Wholesale Corp 86,786,667
80,605 Dollar General Corp 10,240,865
67,820 (a) Dollar Tree, Inc 8,627,382
204,008 Kroger Co 11,779,422
29,918 (a) Maplebear, Inc 1,334,343
55,054 (a) Performance Food Group Co 6,297,627
34,259 (a) Sprouts Farmers Market, Inc 2,986,014
92,952 Sysco Corp 7,923,228
166,146 Target Corp 24,006,436
80,256 (a) US Foods Holding Corp 8,072,951
1,464,923 Walmart, Inc 162,899,438
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 338,020,587
ENERGY - 5.9%
108,083 Antero Midstream Corp 2,374,583
108,880 (a) Antero Resources Corp 3,934,923
121,502 APA Corp 4,534,455
363,697 Baker Hughes Co 22,000,032
71,456 Cheniere Energy, Inc 18,833,658
83,239 Chesapeake Energy Corp 7,826,963
677,401 Chevron Corp 133,332,839
20,517 Chord Energy Corp 2,880,176
445,233 ConocoPhillips 53,641,672
412,586 Devon Energy Corp 18,620,006
70,107 Diamondback Energy, Inc 14,228,216
37,409 DT Midstream, Inc 5,162,442

SHARES DESCRIPTION VALUE
ENERGY (continued)
196,122 EOG Resources, Inc $ 29,161,380
218,123 (a) EQT Corp 11,623,775
1,519,324 (a) ExxonMobil Holdings Corp 236,163,723
304,940 Halliburton Co 9,834,315
53,555 HF Sinclair Corp 4,898,676
711,094 Kinder Morgan, Inc 22,883,005
52,750 Marathon Petroleum Corp 16,693,792
31,886 Matador Resources Co 1,590,793
32,550 National Fuel Gas Co 2,679,190
120,682 NOV, Inc 2,344,851
269,505 Occidental Petroleum Corp 15,380,650
230,717 ONEOK, Inc 20,951,411
103,479 Ovintiv, Inc 6,463,298
260,312 Permian Resources Corp 5,547,249
137,764 Phillips 66 29,161,884
80,089 Range Resources Corp 3,214,772
547,287 Schlumberger Ltd 27,139,962
87,506 TechnipFMC plc 6,270,680
95,273 Valero Energy Corp 29,810,922
73,557 Viper Energy, Inc 3,281,378
26,509 Weatherford International plc 2,327,225
444,458 Williams Cos, Inc 31,796,525
TOTAL ENERGY 806,589,421
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
41,294 Agree Realty Corp 3,212,673
59,105 Alexandria Real Estate Equities, Inc 3,040,952
69,859 American Healthcare REIT, Inc 3,884,160
123,369 American Homes 4 Rent 4,122,992
60,192 American Tower Corp 10,434,885
91,641 Americold Realty Trust, Inc 1,291,222
50,826 AvalonBay Communities, Inc 9,433,814
60,556 Boston Properties, Inc 4,246,187
114,923 Brixmor Property Group, Inc 3,621,224
36,061 Camden Property Trust 3,995,919
57,364 Cousins Properties, Inc 1,809,834
159,731 Crown Castle, Inc 12,187,475
88,526 CubeSmart 3,670,288
133,282 Digital Realty Trust, Inc 25,126,323
19,225 EastGroup Properties, Inc 4,018,217
28,322 EPR Properties 1,757,947
36,055 Equinix, Inc 36,750,140
71,777 Equity Lifestyle Properties, Inc 4,670,529
136,497 Equity Residential 9,070,226
23,409 Essex Property Trust, Inc 6,651,433
76,725 Extra Space Storage, Inc 11,358,369
30,799 Federal Realty Investment Trust 3,821,848
23,274 (a) Fermi, Inc 132,429
47,133 First Industrial Realty Trust, Inc 3,103,237
100,521 Gaming and Leisure Properties, Inc 4,502,336
126,237 (a) Healthcare Realty Trust, Inc 2,652,239
253,827 Healthpeak Properties, Inc 5,541,043
244,273 Host Hotels & Resorts Inc 6,138,580
216,867 Invitation Homes, Inc 6,445,287
108,196 Iron Mountain, Inc 13,234,535
16,965 Janus Living, Inc 512,513
44,162 Kilroy Realty Corp 1,714,369
241,963 Kimco Realty Corp 6,165,217
24,237 Lamar Advertising Co 3,876,950
25,972 Lineage, Inc 1,100,434
108,811 Medical Properties Trust, Inc 503,795
42,334 Mid-America Apartment Communities, Inc 5,602,482
58,200 Millrose Properties, Inc 1,628,436

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
63,677 National Retail Properties, Inc $ 3,025,931
107,293 Omega Healthcare Investors, Inc 5,432,245
340,529 Prologis, Inc 49,243,899
54,475 Public Storage, Inc 17,659,161
115,870 Rayonier, Inc 2,523,649
341,660 Realty Income Corp 21,821,824
68,919 Regency Centers Corp 5,533,506
82,455 Rexford Industrial Realty, Inc 3,114,325
38,570 SBA Communications Corp 6,980,399
67,512 STAG Industrial, Inc 2,583,009
44,668 Sun Communities, Inc 5,515,605
117,277 UDR, Inc 4,475,290
176,386 Ventas, Inc 16,493,855
397,315 VICI Properties, Inc 10,469,250
62,461 Vornado Realty Trust 2,460,339
258,228 Welltower, Inc 60,538,972
260,497 Weyerhaeuser Co 6,520,240
82,870 WP Carey, Inc 6,099,232
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 461,521,270
FINANCIAL SERVICES - 9.5%
9,226 (a) Affiliated Managers Group, Inc 3,383,451
408,052 AGNC Investment Corp 4,349,834
94,249 Ally Financial, Inc 4,083,809
137,271 American Express Co 46,157,374
30,406 Ameriprise Financial, Inc 16,596,811
280,161 Annaly Capital Management, Inc 6,365,258
153,733 Apollo Global Management, Inc 19,307,327
235,169 Bank of New York Mellon Corp 36,763,970
679,857 (a) Berkshire Hathaway, Inc 347,774,050
55,771 BlackRock, Inc 60,812,141
57,106 (a) Blackstone, Inc 7,295,291
190,590 (a) Block, Inc 15,483,532
240,927 (b) Blue Owl Capital, Inc 2,481,548
7,419 (b) Brookfield Asset Management Ltd 359,080
10,785 (a),(b) Bullish 235,005
227,715 Capital One Financial Corp 47,594,712
92,125 Carlyle Group, Inc 4,239,592
38,280 Cboe Global Markets, Inc 11,875,604
552,198 Charles Schwab Corp 58,113,317
90,191 (a) Chime Financial, Inc 2,073,491
130,829 CME Group, Inc 35,034,698
80,524 (a) Coinbase Global, Inc 11,777,440
90,088 Corebridge Financial, Inc 2,809,845
14,703 (a) Corpay, Inc 5,618,163
847 (a),(b) Credit Acceptance Corp 481,867
47,438 Equitable Holdings, Inc 2,260,421
15,211 (a) Euronet Worldwide, Inc 1,085,001
14,101 Evercore Partners, Inc (Class A) 4,520,217
12,776 Factset Research Systems, Inc 3,362,643
189,673 Fidelity National Information Services, Inc 8,491,660
27,816 (a) Figure Technology Solutions, Inc 692,897
194,106 (a) Fiserv, Inc 10,470,078
103,602 Franklin Resources, Inc 3,507,964
1,074 (a),(b) Freedom Holding Corp 162,464
68,392 (a),(b) Galaxy Digital, Inc 1,436,916
84,198 Global Payments, Inc 7,079,368
105,287 Goldman Sachs Group, Inc 107,222,175
14,404 Hamilton Lane, Inc 1,280,660
19,950 (a) Houlihan Lokey, Inc 2,503,525
95,437 (a) Interactive Brokers Group, Inc (Class A) 8,397,502
205,715 Intercontinental Exchange, Inc 31,367,423
126,089 Invesco Ltd 3,732,234

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
27,689 Jack Henry & Associates, Inc $ 4,265,214
55,485 Jefferies Financial Group, Inc 3,029,481
196,775 KKR & Co, Inc 19,958,888
21,215 (a) Lazard, Inc 899,092
18,867 LPL Financial Holdings, Inc 6,673,258
12,181 MarketAxess Holdings, Inc 1,976,976
71,479 MGIC Investment Corp 2,147,229
29,525 Moody's Corp 14,124,169
409,223 Morgan Stanley 86,108,704
6,657 Morningstar, Inc 1,281,938
24,408 MSCI, Inc (Class A) 13,967,234
163,600 Nasdaq Stock Market, Inc 15,409,484
63,767 (a) Northern Trust Corp 11,617,710
45,011 OneMain Holdings, Inc 2,816,788
327,870 PayPal Holdings, Inc 18,757,443
64,690 Raymond James Financial, Inc 11,384,146
195,304 Rithm Capital Corp 1,929,603
48,348 (a) Robinhood Markets, Inc 4,185,003
355,108 (a) Rocket Cos, Inc 4,580,893
107,977 S&P Global, Inc 44,478,966
38,684 SEI Investments Co 3,983,678
12,749 (a),(b) Shift4 Payments, Inc 675,697
73,670 SLM Corp 1,915,052
405,774 (a),(b) SoFi Technologies, Inc 6,618,174
114,416 Starwood Property Trust, Inc 1,828,368
97,917 State Street Corp 18,032,395
54,873 Stifel Financial Corp 4,549,520
122,935 Synchrony Financial 9,317,244
77,091 T Rowe Price Group, Inc 8,614,919
53,115 TPG, Inc 2,319,001
37,466 Tradeweb Markets, Inc 3,765,333
41,524 (b) UWM Holdings Corp 75,574
30,117 Virtu Financial, Inc 1,768,771
36,030 Voya Financial, Inc 3,582,463
115,414 (b) Western Union Co 734,033
10,582 (a) WEX, Inc 1,978,411
141,023 XP, Inc 2,405,852
TOTAL FINANCIAL SERVICES 1,290,397,062
FOOD, BEVERAGE & TOBACCO - 3.5%
610,557 Altria Group, Inc 41,719,360
175,561 Archer-Daniels-Midland Co 13,916,721
11,081 (a),(b) Brown-Forman Corp (Class A) 323,787
47,929 Brown-Forman Corp (Class B) 1,377,000
47,487 Bunge Global S.A. 5,044,544
67,523 (b) Campbell Soup Co 1,484,156
1,256,301 Coca-Cola Co 110,039,405
17,048 Coca-Cola Consolidated Inc 3,203,319
160,452 ConAgra Brands, Inc 2,328,159
50,530 Constellation Brands, Inc (Class A) 6,580,522
57,298 (a) Darling International, Inc 3,474,551
18,702 (a) Freshpet, Inc 1,113,517
198,104 General Mills, Inc 7,082,218
46,929 Hershey Co 8,214,921
111,939 Hormel Foods Corp 2,799,594
22,826 Ingredion, Inc 2,270,274
39,390 J.M. Smucker Co 4,697,651
119,375 JBS NV 1,673,638
474,315 Keurig Dr Pepper, Inc 14,760,683
313,005 Kraft Heinz Co 8,091,179
50,873 Lamb Weston Holdings, Inc 2,673,376
90,880 McCormick & Co, Inc 4,625,792
51,198 Molson Coors Brewing Co (Class B) 2,127,789

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
469,924 Mondelez International, Inc $ 29,280,964
139,495 (a) Monster Beverage Corp 13,444,528
439,581 PepsiCo, Inc 61,347,924
569,362 Philip Morris International, Inc 108,645,657
20,218 Pilgrim's Pride Corp 553,165
14,867 (a) Post Holdings, Inc 1,358,992
88,140 Primo Brands Corp 2,000,778
106 Seaboard Corp 467,806
13,158 Smithfield Foods, Inc 342,634
100,764 Tyson Foods, Inc (Class A) 5,840,281
TOTAL FOOD, BEVERAGE & TOBACCO 472,904,885
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
632,785 Abbott Laboratories 66,885,374
23,797 (a) Align Technology, Inc 4,025,501
185,499 (a) Baxter International, Inc 4,852,654
104,046 Becton Dickinson & Co 17,232,099
541,867 (a) Boston Scientific Corp 25,321,445
46,463 Cardinal Health, Inc 10,687,884
166,061 (a) Centene Corp 10,332,315
4,378 Chemed Corp 2,330,190
95,578 Cigna Group 26,671,041
69,235 (a) Cooper Cos, Inc 5,007,075
468,640 CVS Health Corp 48,940,075
11,166 (a) DaVita, Inc 2,680,845
47,632 (a) Doximity, Inc 995,985
208,645 (a) Edwards Lifesciences Corp 17,958,075
79,168 Elevance Health, Inc 29,754,501
36,506 Encompass Health Corp 4,054,721
20,679 Ensign Group, Inc 3,684,171
58,488 (a) Envista Holdings Corp 1,597,307
166,249 GE HealthCare Technologies, Inc 11,308,257
41,507 (a) Globus Medical, Inc 3,270,337
5,211 (a) Guardant Health, Inc 844,130
54,667 (a) HCA, Inc 22,008,388
36,075 (a) Henry Schein, Inc 3,093,431
43,903 Humana, Inc 15,974,546
4,627 (a) IDEXX Laboratories, Inc 2,586,817
30,027 Labcorp Holdings, Inc 9,284,348
2,356 McKesson Corp 2,017,184
164,198 (a) Medline, Inc 6,449,697
469,570 Medtronic plc 40,096,582
18,836 (a) Molina Healthcare, Inc 3,684,698
40,552 Quest Diagnostics, Inc 9,449,022
53,183 Resmed, Inc 11,220,549
53,404 (a) Solventum Corp 4,562,838
35,754 STERIS plc 8,166,214
126,366 Stryker Corp 41,157,406
17,106 Teleflex, Inc 2,338,561
31,261 (a) Tenet Healthcare Corp 7,964,678
329,658 UnitedHealth Group, Inc 136,610,275
18,311 (a) Universal Health Services, Inc (Class B) 3,084,305
54,611 (a) Veeva Systems, Inc 11,128,630
70,866 Zimmer Biomet Holdings, Inc 6,656,443
TOTAL HEALTH CARE EQUIPMENT & SERVICES 645,968,594
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
85,721 Church & Dwight Co, Inc 8,470,092
47,654 (a) Clorox Co 4,552,386
163,039 Colgate-Palmolive Co 14,885,461
18,258 (a) elf Beauty, Inc 1,513,406
74,153 Estee Lauder Cos (Class A) 6,221,437
693,923 Kenvue, Inc 13,351,078
81,294 Kimberly-Clark Corp 8,886,247

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
851,575 Procter & Gamble Co $ 123,044,072
20,354 (a) Reynolds Consumer Products, Inc 507,629
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 181,431,808
INSURANCE - 3.3%
163,582 Aflac, Inc 20,853,433
93,894 Allstate Corp 24,795,528
22,203 American Financial Group, Inc 3,146,609
195,026 American International Group, Inc 15,325,143
76,114 Aon plc 27,442,903
127,253 (a) Arch Capital Group Ltd 12,792,744
17,846 Assurant, Inc 4,982,425
14,000 Assured Guaranty Ltd 1,158,080
27,464 Axis Capital Holdings Ltd 2,892,508
20,605 (a) Brighthouse Financial, Inc 1,275,656
107,980 (a) Brown & Brown, Inc 7,601,792
128,408 Chubb Ltd 45,030,117
55,719 Cincinnati Financial Corp 9,900,152
3,165 CNA Financial Corp 166,068
14,602 Everest Re Group Ltd 5,463,338
93,113 Fidelity National Financial, Inc 4,803,700
36,429 First American Financial Corp 2,731,811
93,809 Gallagher (Arthur J.) & Co 23,397,841
27,738 Globe Life, Inc 5,055,250
12,324 Hanover Insurance Group, Inc 2,866,932
100,185 Hartford Financial Services Group, Inc 14,217,253
7,996 Kinsale Capital Group, Inc 2,849,934
63,177 Lincoln National Corp 2,881,503
60,158 Loews Corp 6,978,930
4,525 (a) Markel Corp 8,517,589
176,422 Marsh & McLennan Cos, Inc 33,465,489
197,798 (a) Metlife, Inc 19,014,322
74,437 Old Republic International Corp 3,216,423
11,322 Primerica, Inc 3,622,587
78,334 Principal Financial Group 8,906,576
213,410 Progressive Corp 45,119,142
127,350 Prudential Financial, Inc 15,546,888
25,067 Reinsurance Group of America, Inc (Class A) 5,937,119
15,279 RenaissanceRe Holdings Ltd 4,888,974
24,232 RLI Corp 1,483,968
34,623 (b) Ryan Specialty Holdings, Inc 1,528,952
77,608 Travelers Cos, Inc 29,053,331
57,974 Unum Group 4,992,141
81,189 W.R. Berkley Corp 5,889,450
959 White Mountains Insurance Group Ltd 2,011,723
34,508 Willis Towers Watson plc 11,591,927
TOTAL INSURANCE 453,396,251
MATERIALS - 3.6%
80,164 (a) Air Products & Chemicals, Inc 23,639,562
43,105 (a) Albemarle Corp 5,070,872
99,677 Alcoa Corp 4,511,381
169,127 Amcor plc 7,590,420
17,651 AngloGold Ashanti PLC 1,400,077
24,532 Aptargroup, Inc 3,286,307
29,789 Avery Dennison Corp 5,056,087
79,851 (a) Axalta Coating Systems Ltd 2,859,464
97,216 Ball Corp 6,309,318
40,092 Celanese Corp (Series A) 1,792,914
56,087 CF Industries Holdings, Inc 7,021,532
173,864 (a) Cleveland-Cliffs, Inc 2,002,913
376,019 Coeur Mining, Inc 5,606,443
246,002 Corteva, Inc 19,362,817
244,353 CRH plc 23,215,979

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
40,642 Crown Holdings, Inc $ 4,789,660
261,727 Dow, Inc 7,927,711
50,724 (a) DuPont de Nemours, Inc 6,949,188
11,600 Eagle Materials, Inc 2,377,304
45,170 Eastman Chemical Co 3,159,642
90,791 Ecolab, Inc 25,206,305
83,997 Element Solutions, Inc 3,085,210
521,645 Freeport-McMoRan, Inc (Class B) 32,670,626
82,238 Graphic Packaging Holding Co 882,414
218,976 Hecla Mining Co 3,091,941
93,602 (a) International Flavors & Fragrances, Inc 7,415,150
189,433 International Paper Co 7,734,549
54,624 (a) James Hardie Industries plc 1,436,065
168,387 Linde plc 80,552,973
98,583 LyondellBasell Industries NV 6,120,033
21,862 Martin Marietta Materials, Inc 11,480,611
110,584 Mosaic Co 2,446,118
51,985 (a),(b) MP Materials Corp 2,150,619
1,995 NewMarket Corp 1,696,069
390,684 Newmont Goldcorp Corp 36,610,998
80,680 Nucor Corp 20,758,157
44,408 Olin Corp 821,992
31,755 Packaging Corp of America 7,806,649
81,655 PPG Industries, Inc 9,024,511
19,056 Reliance Steel & Aluminum Co 7,738,642
30,553 Royal Gold, Inc 6,060,188
46,668 RPM International, Inc 4,996,743
13,050 Scotts Miracle-Gro Co (Class A) 857,124
62,425 Sherwin-Williams Co 21,277,561
31,151 Silgan Holdings, Inc 1,245,417
191,191 Smurfit WestRock plc 8,789,050
38,764 Sonoco Products Co 2,184,739
25,973 Southern Copper Corp 4,745,527
45,259 Steel Dynamics, Inc 11,371,776
47,449 Vulcan Materials Co 12,743,378
7,359 Westlake Chemical Corp 518,810
TOTAL MATERIALS 487,449,536
MEDIA & ENTERTAINMENT - 2.0%
27,557 (a) Charter Communications, Inc 3,995,214
1,297,647 Comcast Corp (Class A) 31,091,622
6,858 (a) EchoStar Corp (Class A) 576,689
77,139 Electronic Arts, Inc 16,188,391
72,674 Fox Corp (Class A) 4,231,807
53,416 Fox Corp (Class B) 2,774,427
22,611 (a) IAC, Inc 939,939
35,709 (a) Liberty Broadband Corp 1,215,534
4,845 (a) Liberty Broadband Corp (Class A) 165,021
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 575,054
79,518 (a) Liberty Media Corp-Liberty Formula One (Class C) 7,803,101
2,717 (a) Madison Square Garden Sports Corp 1,069,629
80,560 Match Group, Inc 3,174,870
145,930 Meta Platforms, Inc 81,240,690
55,974 New York Times Co (Class A) 4,191,893
142,993 News Corp (Class A) 3,940,887
45,712 News Corp (Class B) 1,429,414
10,825 Nexstar Media Group, Inc 2,062,487
9,400 (a) NIQ Global Intelligence PLC 104,998
103,620 Omnicom Group, Inc 8,154,894
179,227 (a) Pinterest, Inc 4,303,240
2,715 (a) Roku, Inc 393,702
61,225 Sirius XM Holdings, Inc 1,813,485
14,188 TKO Group Holdings, Inc 2,579,520

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
55,892 Versant Media Group, Inc $ 2,011,553
647,920 Walt Disney Co 62,323,425
867,620 (a) Warner Bros Discovery, Inc 22,818,406
TOTAL MEDIA & ENTERTAINMENT 271,169,892
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
594,783 AbbVie, Inc 149,254,846
103,383 Agilent Technologies, Inc 14,305,106
57,572 Amgen, Inc 22,174,431
18,329 (a) Arrowhead Pharmaceuticals, Inc 1,551,550
1,007 (a) Ascendis Pharma A.S. 245,617
230,944 (a) Avantor, Inc 3,182,408
53,485 (a) Biogen, Inc 10,854,781
67,886 (a) BioMarin Pharmaceutical, Inc 4,074,518
7,186 (a) Bio-Rad Laboratories, Inc (Class A) 2,338,899
55,270 Bio-Techne Corp 3,984,414
3,420 (a) Bridgebio Pharma, Inc 273,908
745,892 Bristol-Myers Squibb Co 48,714,207
42,197 Bruker BioSciences Corp 2,651,659
1,814 (a) Caris Life Sciences, Inc 28,425
17,803 (a) Charles River Laboratories International, Inc 4,139,376
230,809 Danaher Corp 45,003,139
187,837 (a) Elanco Animal Health, Inc 4,953,262
67,955 (a) Exelixis, Inc 3,603,654
453,637 Gilead Sciences, Inc 59,068,074
55,610 (a) Illumina, Inc 11,405,611
60,654 (a) Incyte Corp 7,249,366
2,299 (a) Ionis Pharmaceuticals, Inc 119,019
60,911 (a) IQVIA Holdings, Inc 14,315,303
21,256 (a) Jazz Pharmaceuticals plc 5,374,792
879,675 Johnson & Johnson 225,504,686
903,239 Merck & Co, Inc 117,601,718
7,397 (a) Mettler-Toledo International, Inc 10,476,371
133,759 (a) Moderna, Inc 7,332,668
5,712 (a) Neurocrine Biosciences, Inc 952,762
72,309 (a) Organon & Co 979,787
40,862 (a) PerkinElmer, Inc 4,597,792
2,079,872 Pfizer, Inc 52,017,599
76,006 QIAGEN NV 3,146,648
36,997 Regeneron Pharmaceuticals, Inc 28,215,022
17,728 (a) Repligen Corp 2,499,825
179,089 (a) Roivant Sciences Ltd 6,072,908
148,585 Royalty Pharma plc 8,681,822
85,738 (a) Sotera Health Co 1,531,281
135,749 Thermo Fisher Scientific, Inc 77,960,651
15,156 (a) United Therapeutics Corp 7,846,413
92,278 (a) Vertex Pharmaceuticals, Inc 44,025,834
421,007 Viatris, Inc 7,392,883
42,658 (a) Viking Therapeutics, Inc 1,353,965
35,978 (a) Waters Corp 13,574,859
25,593 West Pharmaceutical Services, Inc 8,726,189
34,991 Zoetis, Inc 2,704,454
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,052,062,502
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
96,770 (a) CBRE Group, Inc 14,206,804
139,594 (a) CoStar Group, Inc 4,014,723
9,872 (a) Howard Hughes Holdings, Inc 631,018
15,983 (a) Jones Lang LaSalle, Inc 5,674,444
7,356 (a) Zillow Group, Inc (Class A) 255,180
62,064 (a) Zillow Group, Inc (Class C) 2,113,900
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 26,896,069
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
49,203 Amkor Technology, Inc 2,453,754

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
165,612 Analog Devices, Inc $ 60,847,505
18,580 (a) Cirrus Logic, Inc 2,403,323
46,878 (a) Enphase Energy, Inc 1,759,800
47,306 Entegris, Inc 5,631,779
35,326 (a) First Solar, Inc 7,454,846
47,409 GLOBALFOUNDRIES, Inc 2,369,976
1,600,855 (a) Intel Corp 144,397,121
22,441 MKS Instruments, Inc 6,675,075
136,305 (a) ON Semiconductor Corp 11,123,851
14,025 (a) Onto Innovation, Inc 3,626,585
75,501 Qnity Electronics, Inc 9,904,221
28,271 (a) Qorvo, Inc 2,560,505
385,194 QUALCOMM, Inc 56,858,486
58,124 Skyworks Solutions, Inc 3,619,963
12,826 (a) Universal Display Corp 1,028,132
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 322,714,922
SOFTWARE & SERVICES - 7.6%
224,660 Accenture plc 37,275,587
44,865 (a) Adobe, Inc 11,234,645
52,257 (a) Akamai Technologies, Inc 6,018,961
41,259 Amdocs Ltd 2,298,951
93,229 (a) Applied Digital Corp 2,553,542
404,627 (a) Aurora Innovation, Inc 2,609,844
47,668 Bentley Systems, Inc 1,689,354
35,700 (a) BILL Holdings, Inc 1,611,141
206,295 BitMine Immersion Technologies, Inc 3,564,778
229,570 (a) CCC Intelligent Solutions Holdings, Inc 1,398,081
65,566 (a) Circle Internet Group, Inc 4,105,087
173,658 Cognizant Technology Solutions Corp (Class A) 9,611,970
66,426 (a) DocuSign, Inc 3,642,138
22,677 Dolby Laboratories, Inc (Class A) 1,333,634
49,012 (a) Dropbox, Inc 1,595,831
89,200 (a) Dynatrace, Inc 3,953,344
16,253 (a) Elastic NV 1,069,285
17,096 (a) EPAM Systems, Inc 1,804,654
1,293 (a) Fair Isaac Corp 1,452,000
78,016 (a),(b) Figma, Inc 1,897,349
175,158 Gen Digital, Inc 4,808,087
52,183 (a) Gitlab, Inc 1,800,835
14,728 (a) Guidewire Software, Inc 2,237,772
2,108 (a) HubSpot, Inc 500,355
343,489 International Business Machines Corp 76,821,315
67,866 Intuit, Inc 21,450,407
103,682 (a),(b) IREN Ltd 3,815,498
39,414 (a) Klaviyo, Inc 703,146
88,355 (a) Kyndryl Holdings, Inc 1,197,210
1,356,086 Microsoft Corp 630,200,286
119,793 (a) MicroStrategy, Inc (Class A) 11,174,291
2,553 (a) MongoDB, Inc 861,586
94,810 (a) Nutanix, Inc 5,594,738
61,679 (a) Okta, Inc 8,754,100
23,738 Pegasystems, Inc 725,196
43,522 (a) PTC, Inc 5,971,218
24,095 RingCentral, Inc 1,340,164
37,429 Roper Industries, Inc 14,671,045
15,963 (a) Rubrik, Inc 1,155,083
24,560 (a),(b) SailPoint, Inc 411,871
290,297 Salesforce, Inc 53,420,454
33,119 (a) SentinelOne, Inc 631,248
68,067 (a) Synopsys, Inc 26,461,727
108,526 (a) Trade Desk, Inc 1,957,809
84,644 (a) Trimble Inc 4,789,158

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
44,382 (a) Twilio, Inc $ 8,758,788
15,393 (a) Tyler Technologies, Inc 4,765,673
155,988 (a) UiPath, Inc 1,990,407
131,943 (a) Unity Software, Inc 4,183,913
29,857 VeriSign, Inc 8,659,127
69,553 (a) Workday, Inc 11,152,128
95,596 (a) Zoom Video Communications, Inc 9,183,908
TOTAL SOFTWARE & SERVICES 1,030,868,719
TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
727 Advanced Energy Industries, Inc 210,481
2,418,587 Apple, Inc 747,125,710
19,431 (a) Arrow Electronics, Inc 4,208,172
30,867 Avnet, Inc 2,742,224
45,158 CDW Corp 6,674,804
1,442,365 Cisco Systems, Inc 167,299,916
61,224 Cognex Corp 3,994,254
51,341 (a) Coherent Corp 13,497,035
96,512 Dell Technologies, Inc 39,123,069
20,130 (a) F5 Networks, Inc 8,103,734
134,044 (a) Flextronics International Ltd 15,247,505
484,599 Hewlett Packard Enterprise Co 23,212,292
334,499 HP, Inc 9,121,788
19,656 Ingram Micro Holding Corp 554,496
134,314 (a),(b) IonQ, Inc 4,894,402
8,327 (a) IPG Photonics Corp 708,295
26,866 (a) Keysight Technologies, Inc 8,572,403
8,849 Littelfuse, Inc 3,912,408
37,662 Motorola Solutions, Inc 16,411,217
46,048 NetApp, Inc 8,219,568
15,909 (a) Pure Storage, Inc 1,227,698
40,386 Ralliant Corp 2,640,033
12,566 (a) Sanmina Corp 2,331,747
184,778 (a) Super Micro Computer, Inc 5,247,695
27,501 TD SYNNEX Corp 7,032,006
16,852 (a) Teledyne Technologies, Inc 11,047,666
5,129 (a) TTM Technologies, Inc 592,092
57,307 Vontier Corp 1,841,274
17,555 (a) Zebra Technologies Corp (Class A) 5,158,010
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,120,951,994
TELECOMMUNICATION SERVICES - 1.2%
5,394 (a),(b) AST SpaceMobile, Inc 318,138
2,473,900 AT&T, Inc 57,518,175
23,499 Iridium Communications, Inc 1,112,443
71,090 (a) Liberty Global Ltd 754,265
44,607 (a) Liberty Global Ltd 462,128
32,404 (b) Millicom International Cellular S.A. 3,093,934
16,674 (a),(b) Space Exploration Technologies Corp 1,806,961
178,376 T-Mobile US, Inc 30,807,319
1,529,075 Verizon Communications, Inc 71,576,001
TOTAL TELECOMMUNICATION SERVICES 167,449,364
TRANSPORTATION - 2.3%
34,664 (a) Alaska Air Group, Inc 1,644,807
3,876 (a),(b) Amerco, Inc 274,847
4,049 (a),(b) Avis Budget Group, Inc 556,495
3,334 CH Robinson Worldwide, Inc 492,532
680,011 CSX Corp 34,272,554
224,621 Delta Air Lines, Inc 19,640,860
48,111 Expeditors International Washington, Inc 8,077,356
80,140 FedEx Corp 24,635,036
38,309 (a) FedEx Freight Holding Co, Inc 5,383,564
41,223 (a) GXO Logistics, Inc 2,067,746
27,518 JB Hunt Transport Services, Inc 7,478,016

Large Cap Value Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
19,373 (a) Kirby Corp $ 2,540,575
60,269 Knight-Swift Transportation Holdings, Inc 4,190,504
8,335 Landstar System, Inc 1,456,708
113,678 (a) Lyft, Inc (Class A) 1,802,933
82,339 Norfolk Southern Corp 27,623,088
54,160 Old Dominion Freight Line 11,489,502
13,732 Ryder System, Inc 3,521,159
9,849 (a) Saia, Inc 3,423,808
21,540 Schneider National, Inc 769,840
146,665 (a) Southwest Airlines Co 6,595,525
644,717 (a) Uber Technologies, Inc 45,362,288
35,100 U-Haul Holding Co 2,196,558
202,116 Union Pacific Corp 59,044,147
111,283 (a) United Airlines Holdings, Inc 13,501,966
272,921 United Parcel Service, Inc (Class B) 28,443,827
TOTAL TRANSPORTATION 316,486,241
UTILITIES - 3.7%
251,584 AES Corp 3,693,253
94,320 Alliant Energy Corp 6,675,970
103,861 Ameren Corp 11,384,204
199,126 American Electric Power Co, Inc 25,458,259
71,323 American Water Works Co, Inc 9,569,407
59,142 Atmos Energy Corp 10,218,555
50,871 (b) Brookfield Renewable Corp 1,696,548
239,424 Centerpoint Energy, Inc 10,065,385
43,028 Clearway Energy, Inc (Class C) 1,365,278
115,004 CMS Energy Corp 8,279,138
134,202 Consolidated Edison, Inc 14,607,888
109,257 Constellation Energy Corp 28,707,277
322,081 Dominion Energy, Inc 22,278,343
76,004 (a) DTE Energy Co 10,782,688
284,394 Duke Energy Corp 35,671,539
138,084 Edison International 10,131,223
167,454 Entergy Corp 18,021,399
101,199 Essential Utilities, Inc 4,032,780
83,626 Evergy, Inc 6,941,794
137,534 Eversource Energy 9,846,059
383,579 Exelon Corp 17,575,590
200,401 FirstEnergy Corp 9,681,372
19,702 Idacorp, Inc 2,815,613
71,768 MDU Resources Group, Inc 1,431,772
762,363 NextEra Energy, Inc 66,264,592
175,141 NiSource, Inc 7,781,515
73,166 OGE Energy Corp 3,464,410
51,440 (a),(b) Oklo, Inc 1,997,415
803,051 PG&E Corp 13,957,026
40,425 Pinnacle West Capital Corp 4,082,521
272,362 PPL Corp 9,589,866
182,712 Public Service Enterprise Group, Inc 14,010,356
239,081 Sempra Energy 21,170,623
411,294 Southern Co 38,883,735
4,952 (a) Talen Energy Corp 1,654,463
73,177 UGI Corp 2,643,153
119,313 WEC Energy Group, Inc 13,055,228
226,264 Xcel Energy, Inc 17,693,845
TOTAL UTILITIES 497,180,082
TOTAL COMMON STOCKS
(Cost $8,632,737,404) 13,485,483,923

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.6%
331,206 iShares Russell 1000 Value ETF $ 83,404,295
TOTAL INVESTMENT COMPANIES
(Cost $80,944,920) 83,404,295
TOTAL LONG-TERM INVESTMENTS
(Cost $8,713,682,324) 13,568,888,218
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
37,523,242 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(d) 37,523,242
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $37,523,242) 37,523,242
TOTAL INVESTMENTS - 100.2%
(Cost $8,751,205,566) 13,606,411,460
OTHER ASSETS & LIABILITIES, NET - (0.2)% (27,305,503)
NET ASSETS - 100.0% $ 13,579,105,957
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,805,852.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Fund Level 1 Level 2 Level 3 Total
Large Cap Value Index
Long-Term Investments
:
Common stocks $13,485,483,923 $— $— $13,485,483,923
Investment companies 83,404,295 — — 83,404,295
Investments purchased with collateral from securities lending 37,523,242 — — 37,523,242
$13,606,411,460 $– $– $13,606,411,460
1 1 1 1 1

Small Cap Blend Index
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1.3%
105,172 (a) Adient plc $ 2,212,819
314,910 (a) American Axle & Manufacturing Holdings, Inc 1,779,241
22,849 (a) Cooper-Standard Holdings, Inc 673,360
142,192 (a) Dana Inc 3,829,231
34,804 (a) Dorman Products, Inc 4,634,501
56,793 (a) Fox Factory Holding Corp 1,022,274
227,825 (a) Garrett Motion, Inc 7,096,749
40,824 (a) Gentherm, Inc 1,656,638
374,291 (a) Goodyear Tire & Rubber Co 2,601,322
139,872 Harley-Davidson, Inc 3,432,459
104,795 (a) Holley, Inc 279,803
31,956 LCI Industries 3,271,016
49,734 (a),(b) Livewire Group, Inc 90,019
124,706 (a),(b) Lucid Group, Inc 920,330
17,089 (a) Motorcar Parts of America, Inc 228,993
42,939 Patrick Industries, Inc 3,544,614
49,128 Phinia, Inc 3,615,330
268,524 (a) Solid Power, Inc 553,159
25,867 Standard Motor Products, Inc 988,895
37,118 (a) Stoneridge, Inc 256,485
5,027 (a) Strattec Security Corp 441,823
92,465 (a) Versigent plc 3,823,428
35,589 Visteon Corp 3,720,474
32,962 Winnebago Industries, Inc 998,089
33,849 (a) XPEL, Inc 1,501,880
TOTAL AUTOMOBILES & COMPONENTS 53,172,932
BANKS - 11.0%
23,725 (a) 1st Source Corp 2,129,082
13,657 (a) ACNB Corp 880,603
24,021 Amalgamated Financial Corp 1,186,157
45,898 (a) Amerant Bancorp, Inc 1,358,581
85,893 Ameris Bancorp 7,490,729
10,397 Ames National Corp 318,044
21,838 (a) Arrow Financial Corp 870,026
193,342 (a) Associated Banc-Corp 5,970,401
189,138 Atlantic Union Bankshares Corp 8,025,125
8,447 (a) Avidbank Holdings, Inc 275,457
24,217 (a) Avidia Bancorp, Inc 540,039
71,850 (a) Axos Financial, Inc 7,286,309
205,187 Banc of California, Inc 3,929,331
28,442 Bancfirst Corp 3,208,826
53,012 (a) Bancorp, Inc 3,555,515
13,669 (a) Bank First Corp 2,087,803
52,775 (a) Bank of Hawaii Corp 4,216,723
19,080 (a) Bank of Marin Bancorp 556,373
51,182 Bank of NT Butterfield & Son Ltd 3,136,945
5,549 Bank7 Corp 279,004
98,795 BankUnited, Inc 4,608,787
8,096 (a) Bankwell Financial Group, Inc 551,742
44,872 Banner Corp 3,159,438
22,505 (a) Bar Harbor Bankshares 893,674
13,898 BayCom Corp 419,442
21,351 BCB Bancorp, Inc 213,297
113,261 Berkshire Hills Bancorp, Inc 3,568,854
58,606 Blue Ridge Bankshares, Inc 205,707
28,374 (a) Bridgewater Bancshares, Inc 581,100
18,723 (a) Burke & Herbert Financial Services Corp 1,371,460
42,245 (a) Business First Bancshares, Inc 1,344,236

SHARES DESCRIPTION VALUE
BANKS (continued)
8,998 (a) BV Financial, Inc $ 184,819
40,750 (a) Byline Bancorp, Inc 1,600,253
4,408 C&F Financial Corp 364,057
22,590 Camden National Corp 1,307,735
14,768 (a) Capital Bancorp, Inc 551,289
17,646 Capital City Bank Group, Inc 915,298
144,623 (a) Capitol Federal Financial, Inc 1,278,467
29,759 (a) Carter Bankshares, Inc 1,029,066
84,573 Cathay General Bancorp 5,344,168
5,991 (a) CB Financial Services, Inc 219,450
34,587 Central Pacific Financial Corp 1,362,728
6,987 CF Bankshares, Inc 248,458
3,091 (a) Chain Bridge Bancorp, Inc 140,764
5,407 Chemung Financial Corp 440,616
15,648 ChoiceOne Financial Services, Inc 532,501
23,559 (a) Citizens & Northern Corp 598,163
12,419 (a) Citizens Community Bancorp, Inc 273,218
6,438 Citizens Financial Services, Inc 499,074
17,701 City Holding Co 2,568,592
27,869 (a) Civista Bancshares, Inc 809,873
39,226 CNB Financial Corp 1,376,833
17,453 (a) Coastal Financial Corp 715,398
9,916 (a) CoastalSouth Bancshares, Inc 270,409
28,572 (a) Colony Bankcorp, Inc 626,298
342,047 (a) Columbia Financial, Inc 3,697,528
11,363 (a) Commercial Bancgroup, Inc 389,069
6,748 (b) Community Bancorp 272,957
70,492 (a) Community Bank System, Inc 4,568,587
21,378 (a) Community Trust Bancorp, Inc 1,677,104
33,008 (a) Community West Bancshares 826,190
64,788 ConnectOne Bancorp, Inc 2,134,117
41,280 (a) Customers Bancorp, Inc 3,247,910
226,684 CVB Financial Corp 5,070,921
54,358 Dime Community Bancshares, Inc 2,215,632
10,421 (a) Eagle Bancorp Montana, Inc 244,164
38,049 (a) Eagle Bancorp, Inc 1,055,860
6,376 (a) Eagle Financial Services, Inc 258,547
291,741 (a) Eastern Bankshares, Inc 6,698,373
9,947 (a) ECB Bancorp, Inc 204,411
48,659 (a) Enterprise Financial Services Corp 3,226,578
20,561 Equity Bancshares, Inc 1,042,032
9,673 (a) Esquire Financial Holdings, Inc 1,249,945
16,904 Farmers & Merchants Bancorp, Inc 563,917
71,031 Farmers National Banc Corp 1,126,552
13,107 (a) FB Bancorp, Inc 202,569
58,553 (a) FB Financial Corp 3,535,430
6,866 (a) Fidelity D&D Bancorp, Inc 361,152
26,386 Financial Institutions, Inc 1,093,964
14,211 (a) Finwise Bancorp 195,543
53,838 First Bancorp 3,384,795
206,727 First BanCorp 5,980,612
14,697 First Bancorp, Inc 515,865
29,593 (a) First Bank 548,358
104,606 First Busey Corp 3,228,141
10,816 (a) First Business Financial Services, Inc 759,391
4,728 First Capital Inc 299,188
130,010 First Commonwealth Financial Corp 2,799,115
21,788 (a) First Community Bancshares, Inc 1,039,723
11,963 (a) First Community Corp 408,656
141,022 (a) First Financial Bancorp 4,770,774
176,336 First Financial Bankshares, Inc 6,196,447
15,542 First Financial Corp 1,251,908

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
8,010 (b) First Guaranty Bancshares, Inc $ 76,816
10,558 First Internet Bancorp 311,039
121,795 First Interstate BancSystem, Inc 4,630,646
81,467 First Merchants Corp 3,514,486
29,900 (a) First Mid Bancshares, Inc 1,557,491
10,116 First National Corp 321,183
19,764 (a) First Northern Community Bancorp 363,658
8,833 First United Corp 389,889
11,035 (a) First Western Financial, Inc 343,740
32,850 (a) Firstsun Capital Bancorp 1,270,638
20,554 (a) Five Star Bancorp 969,943
5,378 (a) Franklin Financial Services Corp 339,675
9,357 (a) FS Bancorp, Inc 401,509
259,539 Fulton Financial Corp 6,314,584
17,596 FVCBankcorp, Inc 327,110
8,815 (a),(b) GBank Financial Holdings, Inc 183,528
48,971 (a) German American Bancorp, Inc 2,491,644
173,499 Glacier Bancorp, Inc 8,551,766
10,719 Great Southern Bancorp, Inc 860,843
9,442 (a) Greene County Bancorp, Inc 315,929
109,668 (a) Hancock Whitney Corp 8,444,436
39,849 (a) Hanmi Financial Corp 1,270,386
6,153 (a) Hanover Bancorp, Inc 161,486
8,383 (a) Hawthorn Bancshares Inc 326,853
21,116 (a) HBT Financial, Inc 756,797
55,184 (a) Heritage Financial Corp 1,640,620
53,627 (a) Hilltop Holdings, Inc 2,115,049
2,081 (a),(b) Hingham Institution For Savings The 593,460
9,112 (a) Home Bancorp, Inc 650,050
245,388 Home Bancshares, Inc 7,624,205
52,864 HomeStreet, Inc 887,587
20,345 (a) HomeTrust Bancshares, Inc 1,041,461
167,077 (a) Hope Bancorp, Inc 2,340,749
68,421 Horizon Bancorp, Inc 1,399,209
63,374 Independent Bank Corp 5,312,642
23,437 Independent Bank Corp 895,293
71,527 International Bancshares Corp 5,474,677
17,280 Investar Holding Corp 520,474
9,207 Isabella Bank Corp 365,610
17,472 (a) John Marshall Bancorp, Inc 405,350
80,684 (a) Kearny Financial Corp 773,760
30,750 Lakeland Financial Corp 1,926,488
7,194 (a) Landmark Bancorp, Inc 225,460
18,441 LCNB Corp 365,316
47,965 Live Oak Bancshares, Inc 2,052,902
9,161 (a) MainStreet Bancshares Inc 211,253
23,018 (a) Mercantile Bank Corp 1,382,921
11,842 (a) Meridian Corp 232,577
30,722 Metrocity Bankshares, Inc 1,086,944
14,780 Metropolitan Bank Holding Corp 1,366,854
28,783 (a) Mid Penn Bancorp, Inc 1,103,540
25,171 Midland States Bancorp, Inc 847,508
15,657 MVB Financial Corp 479,887
57,896 National Bank Holdings Corp 2,500,528
7,584 National Bankshares, Inc 307,910
53,736 (a) NB Bancorp, Inc 1,236,465
68,309 (a) NBT Bancorp, Inc 3,596,469
405,602 (a) New York Community Bancorp, Inc 5,767,660
26,392 (a) Nicolet Bankshares, Inc 4,510,921
10,113 (a) Northeast Bank 1,255,731
16,502 Northeast Community Bancorp, Inc 440,603
21,438 Northpointe Bancshares, Inc 375,165

SHARES DESCRIPTION VALUE
BANKS (continued)
27,332 Northrim BanCorp, Inc $ 724,571
189,841 (a) Northwest Bancshares, Inc 2,988,097
13,617 Norwood Financial Corp 462,842
8,516 (a) Oak Valley Bancorp 288,437
102,695 OceanFirst Financial Corp 1,983,040
57,092 (a) OFG Bancorp 3,017,883
5,075 Ohio Valley Banc Corp 213,455
456,960 Old National Bancorp 12,173,414
67,020 Old Second Bancorp, Inc 1,694,936
16,374 (a) OP Bancorp 255,434
16,711 Orange County Bancorp, Inc 639,196
39,643 (a) Origin Bancorp, Inc 2,169,661
25,742 (a) Orrstown Financial Services, Inc 1,099,956
22,274 (a) Park National Corp 4,636,333
10,004 Parke Bancorp, Inc 341,637
28,476 Pathward Financial, Inc 2,512,722
15,516 (a) PCB Bancorp 432,431
20,852 (a) Peapack Gladstone Financial Corp 958,775
6,005 Peoples Bancorp of North Carolina, Inc 258,215
44,398 (a) Peoples Bancorp, Inc 1,849,621
12,776 (a) Peoples Financial Services Corp 898,919
12,534 (a) Pioneer Bancorp, Inc 215,835
8,853 (a) Plumas Bancorp 542,777
26,767 (a) Ponce Financial Group, Inc 540,158
15,210 Preferred Bank 1,588,532
30,077 (a) Primis Financial Corp 481,834
7,600 (a) Princeton Bancorp, Inc 313,424
167,422 (a) Provident Financial Services, Inc 4,131,975
21,932 QCR Holdings, Inc 2,257,899
22,200 RBB Bancorp 585,414
6,911 Red River Bancshares, Inc 694,901
125,094 Renasant Corp 5,450,346
10,738 (a) Republic Bancorp, Inc (Class A) 1,068,861
10,642 (a) Rhinebeck Bancorp, Inc 127,704
11,813 Richmond Mutual Bancorporation, Inc 184,873
48,984 S&T Bancorp, Inc 2,554,516
130,275 Seacoast Banking Corp of Florida 4,525,754
67,702 ServisFirst Bancshares, Inc 6,059,329
41,810 Shore Bancshares, Inc 1,024,345
15,717 (a) Sierra Bancorp 640,625
195,024 Simmons First National Corp (Class A) 4,600,616
20,487 SmartFinancial, Inc 1,073,519
20,762 South Plains Financial, Inc 930,968
28,771 (a) Southern California Bancorp 612,822
12,330 (a) Southern First Bancshares, Inc 769,392
12,883 (a) Southern Missouri Bancorp, Inc 997,273
35,004 Southside Bancshares, Inc 1,137,980
9,966 (b) SR Bancorp, Inc 194,835
23,940 (a),(c) Sterling Bancorp, Inc 239
35,047 Stock Yards Bancorp, Inc 2,982,500
56,638 Texas Capital Bancshares, Inc 5,598,666
20,596 (a) Third Coast Bancshares, Inc 902,929
9,087 (a) Timberland Bancorp, Inc 407,370
18,142 (a) Tompkins Trustco, Inc 1,811,297
113,293 Towne Bank 4,294,938
39,297 Trico Bancshares 2,261,149
30,528 (a) Triumph Financial, Inc 2,317,991
23,034 TrustCo Bank Corp NY 1,312,477
71,519 (a) Trustmark Corp 3,393,577
96,505 UMB Financial Corp 14,063,674
182,311 United Bankshares, Inc 8,832,968
158,140 United Community Banks, Inc 5,604,482

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
9,491 Unity Bancorp, Inc $ 558,925
37,249 (a) Univest Financial Corp 1,647,896
15,236 (a) USCB Financial Holdings, Inc 334,735
639,606 Valley National Bancorp 9,139,970
6,365 (a) Virginia National Bankshares Corp 291,485
95,312 Washington Federal, Inc 3,504,622
26,232 Washington Trust Bancorp, Inc 1,022,523
128,285 WesBanco, Inc 5,308,433
20,822 (a) West Bancorporation, Inc 584,057
29,549 (a) Westamerica Bancorporation 1,777,372
24,005 (a) Western New England Bancorp, Inc 310,385
68,438 (a) WSFS Financial Corp 5,488,728
TOTAL BANKS 448,287,205
CAPITAL GOODS - 10.1%
192,326 (a) 3D Systems Corp 507,741
52,200 (a) AAR Corp 7,310,088
49,609 Aebi Schmidt Holding AG. 639,460
45,030 (a) AerSale Corp 279,186
24,045 (a) Aevex Corp 399,868
43,105 (a),(b) AirJoule Technologies Corp 182,334
29,328 (a) AIRO Group Holdings, Inc 197,671
13,997 Alamo Group, Inc 2,226,643
38,265 Albany International Corp (Class A) 2,851,125
57,659 (a) Alliance Laundry Holdings, Inc 1,520,468
19,683 Allied Motion Technologies, Inc 1,721,475
22,341 (a) Alta Equipment Group, Inc 147,004
43,387 (a) Ameresco, Inc 914,164
62,291 (a) American Superconductor Corp 1,829,487
172,036 (a) Amprius Technologies, Inc 1,651,546
28,239 Apogee Enterprises, Inc 1,118,264
865,602 (a) Archer Aviation, Inc 4,016,393
64,710 Arcosa, Inc 9,395,892
17,929 Argan, Inc 10,227,240
204,456 (a) Array Technologies, Inc 1,067,260
30,705 (a) Astec Industries, Inc 1,555,515
42,454 (a) Astronics Corp 2,950,128
45,264 Atkore, Inc 3,302,461
110,179 Atmus Filtration Technologies, Inc 5,688,542
38,980 AZZ, Inc 5,641,186
168,609 (a) Babcock & Wilcox Enterprises, Inc 1,571,436
44,619 (a) Beta Technologies, Inc 844,638
40,556 (a) Blue Bird Corp 3,016,961
10,777 (a) BlueLinx Holdings, Inc 584,329
48,060 Boise Cascade Co 3,670,823
18,047 (a) Bowman Consulting Group Ltd 484,562
88,295 (a),(b) Brookfield Business Corp 2,616,181
41,613 Cadre Holdings, Inc 1,282,929
22,906 (a),(b) Cardinal Infrastructure Group, Inc 1,417,652
68,855 (a) CECO Environmental Corp 4,536,856
116,888 (a) Centuri Holdings, Inc 3,254,162
32,277 (a),(b) ChargePoint Holdings, Inc 176,232
35,735 (a) Columbus McKinnon Corp 685,040
41,293 (a) Commercial Vehicle Group, Inc 187,057
27,691 (a) Concrete Pumping Holdings, Inc 269,433
63,140 (a),(b) Construction Partners, Inc 6,525,519
21,002 CSW Industrials, Inc 6,698,168
80,660 (a) Custom Truck One Source, Inc 818,699
239,477 (a) DNOW, Inc 3,381,415
30,845 Douglas Dynamics, Inc 1,361,190
18,587 (a) Ducommun, Inc 3,327,445
17,220 (a) DXP Enterprises, Inc 2,703,884
13,491 (a),(b) Elmet Group Co 187,660

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
7,121 (a),(b) Energous Corp $ 100,477
65,261 (a) Energy Recovery, Inc 564,508
183,235 (a) Energy Vault Holdings, Inc 522,220
68,825 (a) Enerpac Tool Group Corp 2,459,806
48,601 EnerSys 9,042,216
262,545 (a),(b) Enovix Corp 1,073,809
28,151 EnPro Industries, Inc 8,837,162
455,687 (a),(b) Eos Energy Enterprises, Inc 1,540,222
34,586 ESCO Technologies, Inc 10,904,620
3,095 Espey Mfg. & Electronics Corp 183,131
131,334 (a) Eve Holding, Inc 304,695
8,767 EVI Industries, Inc 123,352
79,727 (a) Federal Signal Corp 9,961,889
100,633 (a),(b) Firefly Aerospace, Inc 2,045,869
109,264 (a) Fluence Energy, Inc 1,522,048
187,489 (a) Fluor Corp 9,406,323
49,343 Franklin Electric Co, Inc 5,167,199
19,571 (a),(b) Freightcar America, Inc 155,981
221,786 (a) Freyr Battery, Inc 924,848
71,778 (a) FuelCell Energy, Inc 1,551,123
46,898 GATX Corp 8,388,645
15,646 (a) Gencor Industries, Inc 222,799
39,949 (a) Gibraltar Industries, Inc 1,688,245
19,625 Global Industrial Co 701,398
28,141 (a) Gorman-Rupp Co 2,284,768
22,395 (a) GrafTech International Ltd 150,494
14,146 (a) Graham Corp 1,356,601
58,302 Granite Construction, Inc 7,052,793
38,655 Greenbrier Cos, Inc 1,903,759
51,281 Griffon Corp 4,418,884
44,099 Helios Technologies, Inc 3,435,753
43,757 Herc Holdings, Inc 6,569,676
263,966 (a) Hillman Solutions Corp 2,077,412
46,787 (a) Hudson Technologies, Inc 282,594
168,886 (a) Hyliion Holdings Corp 601,234
14,685 Hyster-Yale Materials Handling, Inc 490,920
7,310 (a) INNOVATE Corp 59,357
19,634 (a) Innovative Solutions & Support, Inc 359,106
25,375 Insteel Industries, Inc 777,744
162,935 (a) Intuitive Machines, Inc 2,010,618
177,471 (a) Janus International Group, Inc 910,426
69,314 John Bean Technologies Corp 9,597,910
15,498 Kadant, Inc 4,765,635
10,528 Karat Packaging, Inc 423,647
102,819 Kennametal, Inc 3,492,761
10,578 (a) Lawson Products, Inc 365,681
12,187 (a) LB Foster Co (Class A) 501,251
76,094 (a) Legence Corp 4,864,689
14,751 (a) Limbach Holdings, Inc 1,057,647
13,826 Lindsay Corp 1,532,197
44,392 LSI Industries, Inc 1,038,329
35,743 Luxfer Holdings plc 608,703
47,108 (a) Manitowoc Co, Inc 652,446
269,597 (a) Masterbrand, Inc 2,224,175
35,714 (a) Matrix Service Co 414,282
19,432 (a) Mayville Engineering Co Inc 498,819
32,851 McGrath RentCorp 3,782,793
73,568 (a) Mercury Computer Systems, Inc 7,143,453
278,959 (a),(b) Microvast Holdings, Inc 225,148
13,831 Miller Industries, Inc 695,699
37,387 Moog, Inc (Class A) 14,575,322
203,066 Mueller Water Products, Inc (Class A) 5,125,386

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
20,438 (a) MYR Group, Inc $ 6,810,350
57,557 (a),(b) NANO Nuclear Energy, Inc 915,732
7,238 National Presto Industries, Inc 878,838
55,731 (a) Net Power, Inc 79,695
109,177 (a) Newpark Resources, Inc 1,363,621
12,652 (a) Northwest Pipe Co 1,557,208
430,537 (a) NuScale Power Corp 3,625,122
4,550 Omega Flex, Inc 134,043
51,711 (a) Orion Marine Group, Inc 505,734
48,013 (a),(b) Palladyne AI Corp 251,108
24,531 Park Aerospace Corp 831,601
13,483 Park-Ohio Holdings Corp 538,376
9,863 (a) Perma-Pipe International Holdings, Inc 238,191
1,760,190 (a),(b) Plug Power, Inc 3,625,991
11,427 (a) Power Solutions International, Inc 315,499
3,329 Preformed Line Products Co 1,188,386
31,802 (a) Proto Labs, Inc 2,386,740
61,860 Quanex Building Products Corp 1,103,582
147,186 (a),(b) Red Cat Holdings, Inc 1,108,311
247,501 (a) Redwire Corp 2,133,459
177,861 (a) Resideo Technologies, Inc 6,100,632
248,028 (a),(b) Richtech Robotics, Inc 352,200
12,208 Rush Enterprises, Inc 948,928
79,637 Rush Enterprises, Inc (Class A) 6,354,236
126,195 (a) Satellogic, Inc 451,778
333,505 (a),(b) SES AI Corp 183,561
9,563 (a) Shimmick Corp 36,148
225,531 (a) Shoals Technologies Group, Inc 1,971,141
109,275 (a),(b) Sidus Space, Inc 192,324
16,083 (a) Standex International Corp 4,768,610
40,797 (a),(b) Starfighters Space, Inc 144,829
299,817 (a) Sunrun, Inc 2,941,205
4,727 (a),(b) Swarmer, Inc 173,812
15,846 (a) TAT Technologies Ltd 616,409
4,291 (a),(b) Taylor Devices, Inc 220,257
33,782 Tecnoglass, Inc 1,467,490
23,775 Tennant Co 1,997,813
150,367 Terex Corp 9,449,062
51,178 (a) Tigo Energy, Inc 97,750
70,846 (a) Titan International, Inc 511,508
28,299 (a) Titan Machinery, Inc 480,800
12,380 (a) Transcat, Inc 1,056,881
103,451 Trinity Industries, Inc 3,231,809
58,994 Tutor Perini Corp 4,940,748
15,260 Twin Disc, Inc 348,081
74,376 (a) UFP Industries, Inc 6,451,374
38,879 (a) V2X, Inc 3,508,441
21,896 (a),(b) Velo3D, Inc 221,807
128,398 (a),(b) Virgin Galactic Holdings, Inc 327,415
68,712 (a) Voyager Technologies, Inc 1,685,505
36,939 VSE Corp 7,180,572
50,050 Wabash National Corp 628,628
15,174 (a) Willis Lease Finance Corp 1,082,361
39,011 (a) Worthington Enterprises, Inc 2,192,808
59,833 (a) Xometry, Inc 5,128,885
25,255 (a),(b) York Space Systems, Inc 372,006
197,557 Zurn Elkay Water Solutions Corp 9,978,604
TOTAL CAPITAL GOODS 410,052,114
COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
78,304 ABM Industries, Inc 3,751,545
96,902 (a) ACCO Brands Corp 408,926
225,873 (a) ACV Auctions, Inc 1,691,789

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
31,200 (a) Asure Software, Inc $ 250,536
30,704 Barrett Business Services, Inc 1,198,684
44,278 (a) BlackSky Technology, Inc 1,020,608
93,971 (a) BrightView Holdings, Inc 1,225,382
53,904 Brink's Co 6,384,929
83,437 (a) Casella Waste Systems, Inc (Class A) 7,485,133
65,262 (a) CBIZ, Inc 3,594,631
22,546 (a) Cimpress plc 2,225,290
13,704 (a) Civeo Corp 431,813
406,295 (a) Clarivate plc 804,464
1,670 Compx International, Inc 47,278
56,943 (b) Concentrix Corp 1,400,798
185,211 (a) Conduent, Inc 290,781
125,872 (a) CoreCivic, Inc 3,763,573
8,429 CRA International, Inc 1,509,044
59,859 Deluxe Corp 1,548,552
27,567 Ennis, Inc 600,961
34,963 (a) Enviri Corp 775,479
65,044 (a) Exponent, Inc 4,348,191
36,944 (a),(b) Falcon's Beyond Global, Inc 367,223
106,020 (a) First Advantage Corp 2,103,437
11,949 (a) Franklin Covey Co 256,306
165,201 (a) GEO Group, Inc 5,103,059
91,560 (a) Healthcare Services Group 2,133,348
91,774 Herman Miller, Inc 2,066,751
7,182 HireQuest, Inc 92,791
95,843 HNI Corp 4,313,893
21,937 (a) Huron Consulting Group, Inc 3,329,379
24,259 ICF International, Inc 1,963,038
40,387 (a) Innodata, Inc 2,537,515
48,921 Insperity, Inc 2,475,892
77,013 Interface, Inc 2,638,465
40,510 Kelly Services, Inc (Class A) 601,168
22,630 (a) Kforce, Inc 1,284,705
69,710 Korn/Ferry International 5,735,042
6,077 (a),(b) LanzaTech Global, Inc 33,545
159,131 (a) Legalzoom.com, Inc 1,252,361
31,378 (a) Liquidity Services, Inc 1,223,114
62,323 Manpower, Inc 3,266,972
72,871 (a) MAXIMUS, Inc 4,390,478
23,264 (a) Mistras Group, Inc 353,845
45,349 (a) Montrose Environmental Group, Inc 951,876
9,268 NL Industries, Inc 53,198
138,058 (a) OPENLANE, Inc 5,489,186
22,454 (a),(b) Perma-Fix Environmental Services, Inc 372,736
190,598 Pitney Bowes, Inc 3,341,183
3,676 Public Policy Holding Co, Inc 39,885
40,290 (a) Quad Graphics, Inc 418,613
6,374 (a) RCM Technologies, Inc 180,321
5,151 (a),(b) Resolute Holdings Management, Inc 637,488
40,199 (a),(b) Spire Global, Inc 460,681
241,352 (a) TIC Solutions, Inc 1,764,283
36,683 TriNet Group, Inc 2,414,842
41,004 (a) TrueBlue, Inc 290,308
19,069 (a) Unifirst Corp 5,586,836
159,561 (a) Upwork, Inc 1,461,579
184,446 (a) Verra Mobility Corp 975,719
122,922 (a) Vestis Corp 1,777,452
19,364 (a) Willdan Group, Inc 1,327,015
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 119,823,915
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
36,380 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 141,882

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
31,034 (a) 1stdibs.com, Inc $ 131,274
57,677 (a) Abercrombie & Fitch Co (Class A) 5,741,169
86,345 Academy Sports & Outdoors, Inc 4,097,070
79,377 (b) Advance Auto Parts, Inc 4,408,599
26,397 A-Mark Precious Metals, Inc 1,091,780
210,277 American Eagle Outfitters, Inc 3,612,559
142,029 (a) AMMO, Inc 303,942
63,328 Arhaus, Inc 469,260
98,617 Arko Corp 787,950
16,401 ARKO Petroleum Corp 332,940
25,414 (a) Asbury Automotive Group, Inc 5,888,424
22,703 Barnes & Noble Education, Inc 282,425
25,760 (a) Bob's Discount Furniture, Inc 429,419
40,601 (a) Boot Barn Holdings, Inc 6,049,143
42,949 Buckle, Inc 1,879,878
16,139 (b) Build-A-Bear Workshop, Inc 547,435
41,245 Caleres, Inc 529,586
82,007 Camping World Holdings, Inc 507,623
6,195 (a) Citi Trends, Inc 413,021
45,906 Designer Brands, Inc 277,272
9,052 (a) Envela Corp 196,247
180,112 (a),(b) EVgo, Inc 284,577
12,812 (a) Genesco, Inc 489,675
33,740 (a) GigaCloud Technology, Inc 1,475,788
15,593 Group 1 Automotive, Inc 4,471,605
26,946 (a),(b) Groupon, Inc 743,171
18,254 Haverty Furniture Cos, Inc 449,779
9,127 (b) J Jill, Inc 166,294
139,811 Kohl's Corp 2,675,982
11,256 (a),(b) Lands' End, Inc 135,297
26,530 (a) MarineMax, Inc 914,489
34,182 (b) Monro Muffler, Inc 418,729
105,273 (a) National Vision Holdings, Inc 2,320,217
15,699 (a) OneWater Marine, Inc 192,313
98,784 (a) Overstock.com, Inc 498,859
42,607 (a) Pattern Group, Inc 980,813
76,835 (a) Petco Health & Wellness Co, Inc 214,370
148,821 (a) RealReal, Inc 1,799,246
10,987 (a),(b) Rent the Runway, Inc 39,608
55,611 (a) Revolve Group, Inc 1,396,392
20,816 (a) RH 3,445,464
20,562 (a) RumbleON, Inc 127,073
128,909 (a) Sally Beauty Holdings, Inc 1,929,768
48,039 (a) Savers Value Village, Inc 492,880
26,397 Shoe Carnival, Inc 401,234
52,488 Signet Jewelers Ltd 4,876,135
16,119 (a) Sonic Automotive, Inc (Class A) 1,476,178
155,184 (a) Stitch Fix, Inc 623,840
138,853 (a) ThredUp, Inc 802,570
48,614 (a),(b) Torrid Holdings, Inc 123,966
67,646 Upbound Group, Inc 1,311,656
75,010 (a) Urban Outfitters, Inc 5,564,242
92,088 (a) Victoria's Secret & Co 8,166,364
132,620 (a) Warby Parker, Inc 3,539,628
8,228 Weyco Group, Inc 320,892
4,031 (a) Winmark Corp 1,344,338
16,432 (a) Zumiez, Inc 323,217
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 92,655,547
CONSUMER DURABLES & APPAREL - 2.5%
36,789 Acushnet Holdings Corp 3,725,622
32,700 (a) Beazer Homes USA, Inc 1,049,670
179,978 (a) Callaway Golf Co 3,322,394

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
158,529 (a) Capri Holdings Ltd $ 2,525,367
47,801 Carter's, Inc 1,843,685
10,180 (a) Cavco Industries, Inc 5,568,765
33,840 Century Communities, Inc 2,272,694
56,766 (b) Cricut, Inc 266,233
36,717 (a) Dream Finders Homes, Inc 469,610
59,941 Ermenegildo Zegna NV 881,732
13,002 (a) Escalade, Inc 258,220
32,685 (a) Ethan Allen Interiors, Inc 732,144
125,492 (a) Figs, Inc 1,342,764
3,073 Flexsteel Industries, Inc 227,494
71,602 (a) Fossil Group, Inc 354,430
55,872 (a) Funko, Inc 325,734
48,452 G-III Apparel Group Ltd 1,764,137
179,227 (a) GoPro, Inc 134,241
40,380 (a) Green Brick Partners, Inc 2,856,077
9,536 Hamilton Beach Brands Holding Co 219,233
30,870 (a) Helen of Troy Ltd 852,938
6,015 (a) Hovnanian Enterprises, Inc 745,259
31,171 Installed Building Products, Inc 6,949,263
12,158 (a) JAKKS Pacific, Inc 320,120
8,478 Johnson Outdoors, Inc 397,703
81,476 KB Home 4,478,736
71,851 Kontoor Brands, Inc 6,016,803
67,344 (a) Latham Group, Inc 360,964
53,920 La-Z-Boy, Inc 2,123,370
6,992 (a) Legacy Housing Corp 183,610
181,369 (a) Leggett & Platt, Inc 1,777,416
27,702 (a) LGI Homes, Inc 1,511,698
16,397 Lifetime Brands, Inc 137,243
19,050 (a) Lovesac Co 306,515
33,885 (a) M/I Homes, Inc 4,951,615
26,287 (a) Malibu Boats, Inc 724,733
23,821 (a) MasterCraft Boat Holdings, Inc 569,798
87,342 Meritage Homes Corp 6,131,408
20,163 Movado Group, Inc 769,823
548,620 Newell Rubbermaid, Inc 3,072,272
17,932 Oxford Industries, Inc 679,982
518,472 (a) Peloton Interactive, Inc 3,313,036
99,121 (a) PLBY Group, Inc 110,024
72,255 Polaris Industries, Inc 4,846,865
9,575 Rocky Brands, Inc 467,643
72,204 (a) Skyline Champion Corp 5,748,160
59,104 Smith & Wesson Brands, Inc 859,963
160,437 (a) Sonos, Inc 2,352,006
93,828 Steven Madden Ltd 4,323,594
18,236 (a) Sturm Ruger & Co, Inc 677,832
14,121 Superior Uniform Group, Inc 167,334
67,825 (a),(b) Tron, Inc 94,955
254,641 (a) Under Armour, Inc (Class A) 1,693,363
246,477 (a) Under Armour, Inc (Class C) 1,599,636
109,528 Wolverine World Wide, Inc 2,155,511
81,132 (a),(b) XMAX, Inc 699,358
TOTAL CONSUMER DURABLES & APPAREL 102,310,795
CONSUMER SERVICES - 3.3%
68,225 (a) Accel Entertainment, Inc 820,064
44,532 (a) Adtalem Global Education, Inc 5,559,820
23,727 (a) American Public Education, Inc 1,150,997
13,544 (a),(b) Bally's Corp 188,668
78 (a),(b) Biglari Holdings, Inc (A Shares) 154,794
766 (a) Biglari Holdings, Inc (B Shares) 304,477
25,480 (a) BJ's Restaurants, Inc 1,722,703

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
9,165 (a) Black Rock Coffee Bar, Inc $ 73,870
114,299 Bloomin' Brands, Inc 989,829
56,742 (a) Brinker International, Inc 12,125,765
19,113 (a) Carriage Services, Inc 771,592
62,551 (a) Cheesecake Factory 6,343,922
291,676 (a) Coursera, Inc 1,548,800
30,144 Cracker Barrel Old Country Store, Inc 1,699,820
35,343 (a) Dave & Buster's Entertainment, Inc 383,118
18,248 (b) Dine Brands Global Inc. 655,833
80,597 (a) Driven Brands Holdings, Inc 1,150,119
37,945 (a) El Pollo Loco Holdings, Inc 624,575
82,314 (a) First Watch Restaurant Group, Inc 1,057,735
93,480 (a) Frontdoor, Inc 6,789,452
315,070 (a) Genius Sports Ltd 2,183,435
166,699 (a) Global Business Travel Group I 1,573,639
4,105 Graham Holdings Co 4,940,532
75,035 (a) Hilton Grand Vacations, Inc 3,462,115
31,386 (a) Inspired Entertainment, Inc 215,936
130,813 International Game Technology plc 1,313,362
22,472 (a),(b) Jack in the Box, Inc 367,867
40,762 (a) KinderCare Learning Cos, Inc 218,077
106,123 (a) Krispy Kreme, Inc 337,471
9,137 (a) Kura Sushi USA, Inc 420,942
158,128 (a) Laureate Education, Inc 6,057,884
191,130 (a) Life Time Group Holdings, Inc 8,619,963
39,902 (a) Lincoln Educational Services Corp 1,668,702
65,959 (a) Lindblad Expeditions Holdings, Inc 1,951,067
37,311 Marriott Vacations Worldwide Corp 3,638,196
40,341 (a) Matthews International Corp (Class A) 1,119,463
34,059 (a) McGraw-Hill, Inc 373,287
15,203 (a) Monarch Casino & Resort, Inc 1,866,168
3,470 Nathan's Famous, Inc 340,442
132,375 (a) Navan, Inc 3,523,822
132,234 (a) OneSpaWorld Holdings Ltd 3,406,348
43,981 (b) Papa John's International, Inc 1,315,032
171,243 (a) Penn National Gaming, Inc 3,515,619
80,391 Perdoceo Education Corp 2,557,238
6,957 Phoenix Education Partners, Inc 198,901
89,915 (a) Portillo's, Inc 410,911
8,942 RCI Hospitality Holdings, Inc 224,355
63,687 Red Rock Resorts, Inc 4,103,990
130,166 (a) Rush Street Interactive, Inc 3,502,767
450,113 (a) Sabre Corp 832,709
26,189 (a),(b) SeaWorld Entertainment, Inc 1,168,815
94,830 (a),(b) Serve Robotics, Inc 453,287
52,271 (a) Shake Shack, Inc 3,280,005
248,773 (a),(b) SHARPLINK,Inc 1,522,491
128,268 (a) Six Flags Entertainment Corp 2,222,884
27,720 (a) Strategic Education, Inc 2,273,040
54,494 (a) Stride, Inc 4,375,323
207,598 Super Group SGHC Ltd 2,906,372
140,269 (a) Sweetgreen, Inc 904,735
53,685 (a) Target Hospitality Corp 816,012
63,410 (a) Universal Technical Institute, Inc 2,492,647
62,876 (a),(b) Venu Holding Corp 127,638
27,668 (a) Viad Corp 1,398,064
217,189 (b) Wendy's Co 1,598,511
47,336 (a),(b) Xponential Fitness, Inc 308,631
TOTAL CONSUMER SERVICES 134,224,648
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
44,356 Andersons, Inc 3,139,518
47,899 (a) Chefs' Warehouse, Inc 5,525,150

SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
125,923 (a) Grocery Outlet Holding Corp $ 1,157,232
19,831 Ingles Markets, Inc (Class A) 1,784,988
17,469 Natural Grocers by Vitamin Cottage, Inc 560,056
34,139 (a) Pricesmart, Inc 6,619,894
78,239 (a) United Natural Foods, Inc 3,976,888
12,625 Village Super Market (Class A) 554,743
15,347 Weis Markets, Inc 1,182,486
21,221 (a) Yesway, Inc 443,943
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,944,898
ENERGY - 6.3%
86,519 (a),(b) Aemetis, Inc 130,644
117,720 (a),(b) American Resources Corp 210,719
47,561 (a) Amplify Energy Corp 185,964
228,099 Archrock, Inc 8,156,820
47,295 (a) Ardmore Shipping Corp 822,460
109,567 (b) Atlas Energy Solutions, Inc 1,182,228
42,588 (a) BKV Corp 1,041,702
316,228 (a),(b) Borr Drilling Ltd 1,274,399
34,116 (a) Bristow Group, Inc 1,546,137
90,716 Cactus, Inc 5,897,447
96,973 California Resources Corp 5,102,719
87,949 (a) Calumet, Inc 3,886,466
23,909 (a) Centrus Energy Corp 4,230,219
211,719 (a) Clean Energy Fuels Corp 410,735
178,888 (a) CNX Resources Corp 6,404,190
93,803 (a) Comstock Resources, Inc 1,243,828
97,649 (a) Comstock, Inc 267,558
58,755 Core Laboratories, Inc 625,153
65,793 Core Natural Resources, Inc 5,252,913
345,047 Crescent Energy Co 3,957,689
39,791 (a) CVR Energy, Inc 1,417,355
78,312 (a) Delek US Holdings, Inc 5,315,035
195,573 DHT Holdings, Inc 3,631,791
74,770 (a),(b) Diversified Energy Co 1,006,404
50,032 Dorian LPG Ltd 2,372,517
259,181 (a),(b) Encore Energy Corp 282,507
324,299 (a) Energy Fuels, Inc 3,709,981
18,471 Energy Services of America Corp 265,613
31,346 Epsilon Energy Ltd 175,538
42,535 Evolution Petroleum Corp 156,529
32,259 Excelerate Energy, Inc 1,266,811
109,927 (a) Expro Ltd 1,753,336
38,339 (b) FLEX LNG Ltd 1,196,560
47,668 (a) Flowco Holdings, Inc 974,811
14,219 (a) Forum Energy Technologies, Inc 891,105
34,319 (a) FutureFuel Corp 169,879
315,435 (a) Gevo, Inc 466,844
128,349 Golar LNG Ltd 6,308,353
76,036 Granite Ridge Resources, Inc 361,171
92,178 (a) Green Plains, Inc 1,553,199
20,245 (a) Gulfport Energy Operating Corp 3,266,936
186,635 (a) Helix Energy Solutions Group, Inc 1,774,899
126,436 (a) Helmerich & Payne, Inc 4,370,893
30,438 (b) HighPeak Energy, Inc 217,632
13,953 (a) HMH Holding, Inc 290,083
12,573 (a) Infinity Natural Resources, Inc 165,461
60,342 (a) Innovex International, Inc 1,694,403
54,284 International Seaways, Inc 5,221,035
68,682 Kinetik Holdings, Inc 3,473,249
131,886 Kodiak Gas Services, Inc 7,743,027
40,602 (a) Kolibri Global Energy, Inc 210,724
787,003 (a),(b) Kosmos Energy Ltd 2,117,038

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
208,803 Liberty Energy, Inc $ 3,906,704
45,409 (a),(b) Lightbridge Corp 374,170
303,152 Magnolia Oil & Gas Corp 7,794,038
183,410 Murphy Oil Corp 7,288,713
19,019 (a),(b) Nabors Industries Ltd 1,629,358
5,622 Nacco Industries, Inc (Class A) 266,483
80,010 (a) National Energy Services Reunited Corp 2,157,070
15,712 Natural Gas Services Group, Inc 575,688
49,496 Navigator Holdings Ltd 1,106,236
106,195 (a),(b) New Era Energy & Digital, Inc 494,869
223,266 (a),(b) NextDecade Corp 1,500,348
166,737 (a) Noble Corp plc 7,069,649
274,368 (b) Nordic American Tankers Ltd 1,791,623
140,365 Northern Oil and Gas, Inc 2,968,720
132,914 (a) Oceaneering International, Inc 6,483,545
75,901 (a) Oil States International, Inc 615,557
28,453 (a),(b) OPAL Fuels, Inc 66,865
62,855 (a) Par Pacific Holdings, Inc 5,407,416
465,900 Patterson-UTI Energy, Inc 4,882,632
129,044 PBF Energy, Inc 9,327,300
164,193 Peabody Energy Corp 3,500,595
2,912 (a),(b) PEDEVCO Corp 31,479
865 (a) PrimeEnergy Corp 159,246
33,534 (a) ProFrac Holding Corp 135,477
132,540 (a) ProPetro Holding Corp 1,471,194
25,095 (a) Ranger Energy Services, Inc 402,775
38,843 (a) Rex American Resources Corp 1,671,803
20,420 Riley Exploration Permian, Inc 699,793
258,321 (a) Ring Energy, Inc 320,318
135,227 (a) RPC, Inc 758,623
176,898 (a),(b) Sable Offshore Corp 935,790
39,035 SandRidge Energy, Inc 543,367
59,955 (a) Scorpio Tankers, Inc 4,668,096
31,573 (a) SEACOR Marine Holdings, Inc 297,733
84,055 (a) Seadrill Ltd 3,769,026
150,536 Select Water Solutions, Inc 2,787,927
146,709 SFL Corp Ltd 1,810,389
318,383 SM Energy Co 10,353,815
40,789 Smart Sand, Inc 175,801
68,995 Solaris Oilfield Infrastructure, Inc 3,547,033
10,710 (a) Summit Midstream Corp 330,082
168,722 (a) Talos Energy, Inc 2,561,200
74,761 Teekay Corp Ltd 870,966
32,612 (a) Teekay Tankers Ltd 2,588,414
172,060 (a) Tetra Technologies, Inc 1,324,862
64,392 (a) Tidewater, Inc 4,833,264
1,290,575 (a) Transocean Ltd 6,865,859
645,499 (a) Uranium Energy Corp 6,196,790
504,690 (a) Ur-Energy, Inc 615,722
138,539 Vaalco Energy, Inc 738,413
74,335 (a) Valaris Ltd 5,886,589
43,077 (a),(b) Vitesse Energy, Inc 672,001
125,971 W&T Offshore, Inc 452,236
67,347 World Fuel Services Corp 2,684,451
TOTAL ENERGY 256,018,822
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
181,113 Acadia Realty Trust 4,069,609
2,930 (a) Alexander's, Inc 747,150
20,525 (a) Alpine Income Property Trust, Inc 414,194
64,875 (a) American Assets Trust, Inc 1,530,401
292,115 Apple Hospitality REIT, Inc 4,822,819
97,361 Armada Hoffler Properties, Inc 677,633

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
72,610 Braemar Hotels & Resorts, Inc $ 164,825
216,090 Brandywine Realty Trust 656,914
255,038 Broadstone Net Lease, Inc 5,460,364
11,863 BRT Apartments Corp 176,877
296,750 CareTrust REIT, Inc 12,445,695
24,871 CBL & Associates Properties, Inc 1,460,176
22,946 Centerspace 1,258,359
58,471 Chatham Lodging Trust 779,418
16,652 (a) Chiron Real Estate, Inc 591,146
29,556 Community Healthcare Trust, Inc 541,170
150,425 Corporate Office Properties Trust 5,710,133
39,641 CTO Realty Growth, Inc 870,913
126,764 Curbline Properties Corp 3,884,049
274,114 DiamondRock Hospitality Co 3,629,269
295,142 Diversified Healthcare Trust 2,626,764
221,086 Douglas Emmett, Inc 2,613,236
50,668 (a) Easterly Government Properties, Inc 1,234,272
195,102 Empire State Realty Trust, Inc 987,216
288,536 Essential Properties Realty Trust, Inc 9,028,291
55,757 (a) Farmland Partners, Inc 521,328
143,228 Four Corners Property Trust, Inc 3,666,637
29,341 FrontView REIT, Inc 596,796
73,982 Getty Realty Corp 2,525,745
67,602 (a) Gladstone Commercial Corp 845,025
55,837 (a) Gladstone Land Corp 452,838
258,225 Global Net Lease, Inc 2,251,722
148,506 Highwoods Properties, Inc 4,920,004
71,041 (a) Hudson Pacific Properties, Inc 978,235
311,535 Independence Realty Trust, Inc 5,180,827
69,811 Industrial Logistics Properties Trust 601,073
38,238 Innovative Industrial Properties, Inc 2,248,777
101,769 InvenTrust Properties Corp 3,603,640
80,853 JBG SMITH Properties 1,135,985
270,561 Kite Realty Group Trust 7,743,456
63,103 (a) LTC Properties, Inc 2,539,265
78,040 LXP Industrial Trust 4,723,761
373,274 Macerich Co 9,645,400
13,622 Modiv Industrial, Inc 235,933
62,718 National Health Investors, Inc 4,807,335
61,083 National Healthcare Properties, Inc 933,959
18,115 NET Lease Office Properties 211,945
126,206 NETSTREIT Corp 2,707,119
47,610 (a) NexPoint Diversified Real Estate Trust 215,197
29,346 NexPoint Residential Trust, Inc 766,224
19,174 One Liberty Properties, Inc 466,120
71,944 Orion Office REIT, Inc 189,932
210,671 Outfront Media, Inc 6,714,085
251,355 Park Hotels & Resorts, Inc 3,785,406
150,643 Pebblebrook Hotel Trust 2,877,281
167,081 Phillips Edison & Co, Inc 7,099,272
169,000 (a) Piedmont Office Realty Trust, Inc 1,637,610
36,222 Postal Realty Trust, Inc 834,555
150,911 RLJ Lodging Trust 1,848,660
82,004 Ryman Hospitality Properties, Inc 10,959,835
333,775 Sabra Health Care REIT, Inc 7,066,017
69,964 Safehold, Inc 1,132,017
18,010 Saul Centers, Inc 613,601
155,803 Service Properties Trust 1,251,098
63,500 SITE Centers Corp 271,780
96,597 SL Green Realty Corp 5,112,879
75,189 Smartstop Self Storage REIT, Inc 2,521,839
10,827 Strawberry Fields REIT, Inc 153,960

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
138,486 Summit Hotel Properties, Inc $ 952,784
242,075 Sunstone Hotel Investors, Inc 2,849,223
151,674 Tanger Factory Outlet Centers, Inc 6,167,065
139,968 Terreno Realty Corp 10,028,707
110,415 UMH Properties, Inc 1,668,371
17,982 Universal Health Realty Income Trust 780,778
166,039 Urban Edge Properties 3,762,444
124,367 Xenia Hotels & Resorts, Inc 2,559,473
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 213,743,911
FINANCIAL SERVICES - 6.3%
42,845 (a) Acacia Research (Acacia Technologies) 189,803
8,122 (a) ACRES Commercial Realty Corp 142,135
37,607 AG. Mortgage Investment Trust, Inc 262,121
32,109 Alerus Financial Corp 1,068,266
66,848 (a) AlTi Global, Inc 240,653
11,681 Angel Oak Mortgage REIT, Inc 103,377
234,227 (a) Arbor Realty Trust, Inc 1,173,477
335,725 (a) ArchiMed SAS 6,715
68,600 Ares Commercial Real Estate Corp 292,236
169,836 (a) ARMOUR Residential REIT, Inc 2,797,199
85,712 (a) Artisan Partners Asset Management, Inc 3,363,339
6,746 (a) Atlanticus Holdings Corp 711,636
39,155 (a),(b) Bakkt Holdings, Inc 280,741
39,509 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 2,313,252
10,612 (a),(b) Better Home & Finance Holding Co 249,382
488,219 BGC Group, Inc 5,624,283
215,771 Blackstone Mortgage Trust, Inc 3,137,310
53,374 (a) Bread Financial Holdings, Inc 5,768,128
37,418 (a) Brightsphere Investment Group, Inc 3,236,283
155,897 BrightSpire Capital, Inc 781,044
272,883 Burford Capital Ltd 1,124,278
51,877 Cannae Holdings, Inc 754,810
14,537 (a) Cass Information Systems, Inc 812,909
87,983 (a),(b) Chaince Digital Holdings, Inc 245,473
17,154 Chicago Atlantic Real Estate Finance, Inc 167,423
97,772 Chimera Investment Corp 1,220,195
130,554 (a) Claros Mortgage Trust, Inc 231,081
37,596 (a) Cohen & Steers, Inc 3,093,023
90,168 (a) Compass Diversified Trust 908,893
12,906 (a) Consumer Portfolio Services, Inc 120,284
13,210 (a) Dave, Inc 4,923,235
228,882 DigitalBridge Group, Inc 3,632,357
120,314 Dlocal Ltd 1,814,335
32,971 (a) Donnelley Financial Solutions, Inc 1,559,528
287,199 Dynex Capital, Inc 3,650,299
158,601 Ellington Financial, Inc 2,106,221
33,780 Enact Holdings, Inc 1,598,470
28,141 (a) Encore Capital Group, Inc 2,647,505
31,802 (a) Enova International, Inc 8,082,160
119,333 Essent Group Ltd 7,871,205
82,994 (a) EVERTEC, Inc 2,526,337
12,601 Federal Agricultural Mortgage Corp 2,867,988
613 (a) Finance Of America Cos, Inc 13,946
53,781 FirstCash Holdings, Inc 10,971,862
158,761 (a) Flywire Corp 2,541,764
90,710 Franklin BSP Realty Trust, Inc 688,489
78,681 GCM Grosvenor, Inc 981,939
54,549 (a),(b) Gemini Space Station, Inc 212,741
73,063 (a) Green Dot Corp 957,856
168,417 Hannon Armstrong Sustainable Infrastructure Capital, Inc 6,377,952
74,012 (a),(b) Innventure, Inc 238,319
37,877 (a) International Money Express, Inc 449,221

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
120,382 Invesco Mortgage Capital, Inc $ 892,031
86,393 Jackson Financial, Inc 10,564,136
30,462 Jefferson Capital, Inc 612,591
70,516 KKR Real Estate Finance Trust, Inc 490,791
143,693 Ladder Capital Corp 1,373,705
151,583 (a) LendingClub Corp 2,901,299
15,081 (a) LendingTree, Inc 480,481
150,388 (a),(b) loanDepot, Inc 147,561
80,368 Marex Group Ltd 5,217,491
2,137 MarketWise, Inc 42,099
115,943 (a) Marqeta, Inc 2,012,770
22,405 (a) Medallion Financial Corp 222,706
33,444 Merchants Bancorp 1,845,440
127,743 MFA Financial, Inc 1,163,739
97,891 (a) Miami International Holdings, Inc 4,604,793
99,829 (a) Moelis & Co 6,696,529
85,520 Navient Corp 717,513
95,037 (a) NCR Corp ATM 4,469,590
18,938 Nelnet, Inc (Class A) 2,573,106
34,599 (a) NerdWallet, Inc 311,391
106,687 New York Mortgage Trust, Inc 967,651
35,194 NewtekOne, Inc 521,927
10,930 (a) Nexpoint Real Estate Finance, Inc 185,373
98,746 (a) NMI Holdings, Inc 4,374,448
8,575 (a) Ocwen Financial Corp 314,359
56,313 (a) Oportun Financial Corp 311,974
31,487 (a) OppFi, Inc 295,033
277,909 Orchid Island Capital, Inc 1,803,629
80,828 P10, Inc 696,737
221,214 Pagseguro Digital Ltd 2,132,503
87,220 (a),(b) Patria Investments Ltd 943,720
78,705 (a) Paymentus Holdings, Inc 2,683,840
342,863 (a) Payoneer Global, Inc 2,458,328
32,894 (a),(b) Paysafe Ltd 265,783
58,876 (a) Paysign Inc 527,529
39,863 PennyMac Financial Services, Inc 3,006,069
120,823 PennyMac Mortgage Investment Trust 1,139,361
92,979 Perella Weinberg Partners 1,641,079
93,414 Piper Sandler Cos 7,080,781
32,566 (a) PJT Partners, Inc 5,481,183
50,590 (a) PRA Group, Inc 878,748
45,547 (a) Priority Technology Holdings Inc 296,055
52,494 PROG Holdings, Inc 2,310,786
178,703 Radian Group, Inc 6,967,630
186,432 Ready Capital Corp 266,598
158,612 Redwood Trust, Inc 724,857
12,067 (a) Regional Management Corp 389,402
245,579 (a) Remitly Global, Inc 5,591,834
86,635 (a) Repay Holdings Corp 346,540
24,881 (a) Security National Financial Corp 233,135
32,682 Seven Hills Realty Trust 246,422
20,949 (a),(b) Sezzle, Inc 3,241,858
10,302 (a) Silvercrest Asset Management Group, Inc 105,905
102,701 StepStone Group, Inc 4,504,466
295,945 StoneCo Ltd 3,366,374
142,525 (a) StoneX Group, Inc 10,913,139
84,565 TPG RE Finance Trust, Inc 673,983
142,220 Two Harbors Investment Corp 1,719,440
113,239 (a),(b) Upstart Holdings, Inc 3,107,278
1,276 Value Line, Inc 43,626
10,048 (a) Velocity Financial, Inc 176,242
56,933 Victory Capital Holdings, Inc 5,638,075

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
8,007 Virtus Investment Partners, Inc $ 1,275,915
44,996 Walker & Dunlop, Inc 2,235,851
21,757 Waterstone Financial, Inc 446,454
48,493 (a) Wealthfront Corp 460,199
426,066 (a) Webull Corp 3,008,026
9,532 Westwood Holdings Group, Inc 182,728
180,359 WisdomTree, Inc 3,493,554
3,317 (a) World Acceptance Corp 596,430
TOTAL FINANCIAL SERVICES 254,746,097
FOOD, BEVERAGE & TOBACCO - 0.8%
6,964 Alico, Inc 262,961
97,456 (b) B&G Foods, Inc (Class A) 344,020
10,278 (a) Boston Beer Co, Inc (Class A) 1,882,930
24,775 (a) BRC, Inc 25,518
57,844 Cal-Maine Foods, Inc 5,077,546
105,012 Dole plc 1,484,870
240,372 (b) Flowers Foods, Inc 1,687,411
6,332 (a) Forafric Global plc 67,816
44,150 (a) Fresh Del Monte Produce, Inc 1,311,696
20,208 J&J Snack Foods Corp 1,545,912
10,835 (a) John B Sanfilippo & Son, Inc 896,705
26,346 Lancaster Colony Corp 2,815,597
7,523 (a) Lifeway Foods, Inc 224,035
23,415 Limoneira Co 303,692
49,574 (a) MamaMancini's Holdings, Inc 913,649
20,148 (a) MGP Ingredients, Inc 356,620
73,526 (a),(b) Mission Produce, Inc 927,163
31,619 National Beverage Corp 1,000,425
17,077 (a) Once Upon a Farm PBC 259,058
6,017 (a) Seneca Foods Corp 995,753
102,260 (a) Simply Good Foods Co 1,041,007
25,124 (a) Turning Point Brands, Inc 1,874,502
31,237 Universal Corp 1,645,877
100,003 Utz Brands, Inc 1,412,042
63,235 (a) Vita Coco Co, Inc 4,169,716
48,416 (a) Vital Farms, Inc 616,336
45,145 (a) Westrock Coffee Co 366,577
TOTAL FOOD, BEVERAGE & TOBACCO 33,509,434
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
118,763 (a) Acadia Healthcare Co, Inc 3,517,760
4,288 Acme United Corp 243,816
137,366 (a) AdaptHealth Corp 1,483,553
23,583 (a) Addus HomeCare Corp 2,723,365
15,431 (a) agilon health, Inc 1,413,634
17,003 (a),(b) AirSculpt Technologies, Inc 81,784
266,398 (a) Alignment Healthcare, Inc 3,956,010
164,192 (a) Alphatec Holdings, Inc 1,563,108
52,179 (a) AMN Healthcare Services, Inc 1,754,780
49,233 (a) Angiodynamics, Inc 728,156
107,967 (a) Anteris Technologies Global Corp 846,461
57,602 (a) Apollo Medical Holdings, Inc 2,048,327
32,071 (a) Ardent Health Partners, Inc 342,198
66,059 (a) AtriCure, Inc 2,494,388
103,830 (a) Aveanna Healthcare Holdings, Inc 974,964
66,808 (a) Axogen, Inc 2,819,966
53,876 (a) Beta Bionics, Inc 691,229
59,980 (a),(b) Bioventus, Inc 789,937
90,467 (a) Blade Air Mobility, Inc 454,144
212,896 (a) BrightSpring Health Services, Inc 12,712,020
317,838 (a) Brookdale Senior Living, Inc 4,640,435
264,194 (a) Butterfly Network, Inc 1,878,419
46,011 (a) CapsoVision, Inc 302,752

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
8,160 (a),(b) Carlsmed, Inc $ 102,734
39,751 (a) Castle Biosciences, Inc 1,113,028
36,333 (a) Ceribell, Inc 642,731
154,411 (a) Certara, Inc 1,250,729
262,954 (a) Cerus Corp 565,351
1,969 (a) Claritev Corp 44,716
37,299 (a),(b) ClearPoint Neuro, Inc 557,247
532,954 (a) Clover Health Investments Corp 2,222,418
160,384 (a) Community Health Systems, Inc 447,471
152,256 Concentra Group Holdings Parent, Inc 4,818,902
41,110 Conmed Corp 1,903,393
39,131 (a) Corvel Corp 2,350,208
60,631 (a) CryoLife, Inc 1,626,730
22,120 (a),(b) CVRx, Inc 114,471
39,123 (a) Delcath Systems, Inc 478,083
271,731 Dentsply Sirona, Inc 3,633,043
8,992 (a) Electromed, Inc 366,244
79,820 Embecta Corp 290,545
77,389 (a) Enovis Corp 2,255,889
34,398 (a) Establishment Labs Holdings, Inc 3,183,191
152,337 (a) Evolent Health, Inc 470,721
24,388 (a) Fulgent Genetics, Inc 403,621
26,473 (a) GeneDx Holdings Corp 1,723,657
75,234 (a) Glaukos Corp 12,543,012
23,906 (a) Guardian Pharmacy Services, Inc 945,004
60,789 (a) Haemonetics Corp 5,199,891
2,387 (a) Health Catalyst, Inc 4,989
110,689 (a) HealthEquity, Inc 11,136,420
30,326 HealthStream, Inc 850,341
281,847 (a),(b) Hims & Hers Health, Inc 7,826,891
53,675 (a) Hinge Health, Inc 4,010,059
102,831 (a),(b) Hyperfine, Inc 96,229
32,670 (a) ICU Medical, Inc 5,505,222
25,879 (a) InfuSystem Holdings, Inc 236,534
29,093 (a) Innovage Holding Corp 330,496
32,057 (a) Inogen, Inc 206,768
38,442 (a) Inspire Medical Systems, Inc 1,930,173
45,433 (a) Integer Holdings Corp 5,506,934
90,701 (a) Integra LifeSciences Holdings Corp 1,510,172
11,212 (a) iRadimed Corp 1,018,722
42,738 (a) iRhythm Technologies, Inc 5,007,611
35,250 (a) Kestra Medical Technologies Ltd 804,757
85,226 (a) Lantheus Holdings, Inc 8,491,919
28,914 LeMaitre Vascular, Inc 2,929,566
54,609 (a),(b) LifeMD, Inc 191,131
253,610 (a) LifeStance Health Group, Inc 2,657,833
74,291 (a) LivaNova plc 5,953,681
195,065 (a),(b) Lucid Diagnostics, Inc 170,019
19,133 (a) Lumexa Imaging Holdings, Inc 199,175
79,156 (a) Merit Medical Systems, Inc 6,729,052
37,675 (a) MiniMed Group, Inc 680,034
17,159 National Healthcare Corp 3,878,449
15,883 (a) National Research Corp 309,877
43,635 (a) Nektar Therapeutics 3,083,685
293,138 (a) Neogen Corp 3,529,382
174,431 (a) NeoGenomics, Inc 2,667,050
34,966 (a) NeuroPace, Inc 450,712
141,320 (a) Novocure Ltd 2,097,189
6,639 (a) Nutex Health, Inc 978,788
47,236 (a) Omada Health, Inc 937,162
60,370 (a) Omnicell, Inc 2,135,287
102,223 (a) Oncology Institute, Inc 496,804

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
509,818 (a) Opko Health, Inc $ 672,960
211,664 (a) Option Care Health, Inc 4,874,622
71,140 (a) OraSure Technologies, Inc 288,117
52,118 (a),(b) Orchestra BioMed Holdings, Inc 207,430
50,572 (a) Orthofix Medical, Inc 596,750
20,885 (a) OrthoPediatrics Corp 421,668
94,117 (a) Owens & Minor, Inc 290,822
58,585 (a) PACS Group, Inc 2,695,496
110,527 (a) Pediatrix Medical Group, Inc 2,930,071
45,462 (a) Pennant Group, Inc 1,833,028
68,174 (a) Phreesia, Inc 731,507
155,191 (a) Privia Health Group, Inc 3,673,371
74,369 (a) PROCEPT BioRobotics Corp 1,384,751
2,739 (a) Pro-Dex, Inc 160,423
89,664 (a) Progyny, Inc 2,791,240
24,442 (a) Pulse Biosciences, Inc 858,647
91,615 (a) QuidelOrtho Corp 1,536,384
93,377 (a) RadNet, Inc 5,955,585
55,330 (a) Repro-Med Systems, Inc 227,406
52,605 (a) RxSight, Inc 316,156
5,089 (a) Sanara Medtech, Inc 172,314
25,381 (a),(b) SBC Medical Group Holdings, Inc 77,666
76,683 (a) Schrodinger, Inc 1,160,981
52,133 (a),(b) Senseonics Holdings, Inc 262,229
13,992 (a) Shoulder Innovations, Inc 318,178
58,219 (a) SI-BONE, Inc 1,033,969
47,520 (a) Sight Sciences, Inc 249,955
20,907 (a) Simulations Plus, Inc 381,135
38,331 (a) Sonida Senior Living, Inc 1,547,039
44,946 (a) STAAR Surgical Co 1,094,885
73,990 (a),(b) Stereotaxis, Inc 93,227
84,092 (a),(b) Strive, Inc 934,262
106,469 (a) Surgery Partners, Inc 1,639,623
30,324 (a) Tactile Systems Technology, Inc 854,227
190,900 (a) Talkspace, Inc 996,498
92,444 (a) Tandem Diabetes Care, Inc 1,802,658
241,271 (a) Teladoc Health, Inc 1,618,928
43,552 (a) TransMedics Group, Inc 3,332,164
10,086 (a) UFP Technologies, Inc 2,569,711
20,380 US Physical Therapy, Inc 1,611,243
2,803 Utah Medical Products, Inc 197,668
56,380 (a) Varex Imaging Corp 630,892
41,144 (a) Viemed Healthcare, Inc 480,150
148,290 (a) Waystar Holding Corp 3,130,402
TOTAL HEALTH CARE EQUIPMENT & SERVICES 250,899,787
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
146,358 (a) BellRing Brands, Inc 1,813,376
10,386 (a) Central Garden & Pet Co 447,117
66,502 (a) Central Garden and Pet Co (Class A) 2,521,091
76,348 (a) ChromaDex Corp 259,583
480,833 (a) Coty, Inc 1,322,291
62,953 Edgewell Personal Care Co 1,711,692
82,726 (a) Energizer Holdings, Inc 1,734,764
135,670 (a) Herbalife Ltd 1,685,021
121,547 (a) Honest Co, Inc 443,647
24,436 Inter Parfums, Inc 3,043,504
18,571 (a) Nature's Sunshine Products, Inc 374,206
41,783 Nu Skin Enterprises, Inc (Class A) 216,854
53,525 (a),(b) Oddity Tech Ltd 758,984
13,159 (a) Oil-Dri Corp of America 1,305,504
30,138 Spectrum Brands Holdings, Inc 2,675,350
14,751 (a) USANA Health Sciences, Inc 326,145

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
18,079 WD-40 Co $ 4,106,464
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,745,593
INSURANCE - 2.2%
37,023 Abacus Global Management, Inc 381,707
80,686 (a) Accelerant Holdings 958,550
54,555 (a) AMBAC Financial Group, Inc 294,597
13,861 American Integrity Insurance Group, Inc 281,240
25,453 (a) Amerisafe, Inc 739,155
10,506 (a) Ategrity Specialty Holdings LLC 252,354
24,079 (a) Bowhead Specialty Holdings, Inc 736,577
129,690 (a) BRP Group, Inc 3,597,601
58,663 (a),(b) Citizens, Inc (Class A) 277,476
124,332 CNO Financial Group, Inc 6,849,450
21,129 (a) Crawford & Co 230,517
16,260 Donegal Group, Inc (Class A) 320,972
24,938 (a) Employers Holdings, Inc 1,260,616
8,312 (a) Exzeo Group, Inc 129,002
45,301 F&G Annuities & Life, Inc 1,294,250
53,092 Fidelis Insurance Holdings Ltd 1,342,697
510,422 (a) Genworth Financial, Inc (Class A) 5,017,448
30,979 (a) Goosehead Insurance, Inc 1,920,698
34,781 (a) Greenlight Capital Re Ltd (Class A) 579,104
61,305 Hamilton Insurance Group Ltd 2,204,528
14,903 (a) HCI Group, Inc 2,608,174
32,804 (a) Heritage Insurance Holdings, Inc 963,454
25,068 (a) Hippo Holdings, Inc 788,389
51,586 Horace Mann Educators Corp 2,688,146
1,960 Investors Title Co 567,008
21,164 James River Group Holdings, Inc 95,026
74,825 Kemper Corp 2,123,534
14,353 (a) Kingstone Cos, Inc 286,629
28,589 (a) Kingsway Financial Services, Inc 254,728
92,952 (a) Lemonade, Inc 4,490,511
61,293 (a) MBIA, Inc 313,820
35,925 Mercury General Corp 3,848,286
46,096 (a) Neptune Insurance Holdings, Inc 1,461,704
11,769 (a) NI Holdings, Inc 178,300
314,359 (a) Oscar Health, Inc 9,814,288
35,079 (a) Palomar Holdings, Inc 4,693,219
17,023 (a) Root, Inc 921,795
17,924 Safety Insurance Group, Inc 1,853,162
79,682 Selective Insurance Group, Inc 7,553,057
140,227 (a) SiriusPoint Ltd 3,316,369
55,404 (a) Skyward Specialty Insurance Group, Inc 3,321,470
87,497 (a) Slide Insurance Holdings, Inc 1,747,315
40,530 Stewart Information Services Corp 2,739,423
31,121 (a) Tiptree, Inc 553,020
45,506 (a) Trupanion, Inc 1,114,442
28,617 United Fire Group, Inc 1,469,769
33,176 United Insurance Holdings Corp 352,329
33,528 Universal Insurance Holdings, Inc 1,465,509
TOTAL INSURANCE 90,251,415
MATERIALS - 4.1%
35,950 AdvanSix, Inc 721,157
13,844 (a) Alpha Metallurgical Resources, Inc 1,898,843
97,949 (a) Alto Ingredients, Inc 466,237
171,440 (a) American Battery Technology Co 358,310
21,419 (a) Ampco-Pittsburgh Corp 172,209
159,672 (a) Ardagh Metal Packaging S.A. 755,249
61,525 Ashland, Inc 4,467,330
154,067 (a),(b) ASP Isotopes, Inc 616,268
89,805 (a) Aspen Aerogels, Inc 415,797

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
123,522 Avient Corp $ 4,486,319
42,517 Balchem Corp 7,123,936
67,647 Cabot Corp 5,954,289
22,395 Caledonia Mining Corp plc 411,844
90,063 (a) Century Aluminum Co 4,032,121
203,235 Chemours Co 3,375,733
19,387 (a) Clearwater Paper Corp 407,709
147,320 Commercial Metals Co 10,123,830
38,424 (a) Compass Minerals International, Inc 1,127,360
175,096 (a) Constellium SE 4,864,167
34,807 (a) Contango ORE, Inc 536,028
10,158 (a) Core Molding Technologies, Inc 239,322
89,813 (a),(b) Critical Metals Corp 493,073
153,952 (a) Dakota Gold Corp 698,942
146,153 (a) Ecovyst, Inc 1,762,605
47,072 Elemental Royalty Corp 737,618
154,455 Ferroglobe plc 491,167
19,222 (a) Flotek Industries, Inc 452,486
168,805 FMC Corp 1,807,902
9,607 Friedman Industries, Inc 319,433
32,493 Greif, Inc (Class A) 2,812,269
6,252 Greif, Inc (Class B) 678,217
73,851 H.B. Fuller Co 4,083,960
25,207 (a) Hawkins, Inc 3,227,252
222,591 Huntsman Corp 2,172,488
72,138 (a) Hycroft Mining Holding Corp 1,408,855
20,299 (a) Idaho Strategic Resources, Inc 569,793
45,459 (a) Ingevity Corp 3,323,507
31,838 Innospec, Inc 2,737,431
13,621 (a) Intrepid Potash, Inc 462,569
160,295 (a) Ivanhoe Electric, Inc 1,466,699
21,850 Kaiser Aluminum Corp 3,489,008
75,771 (a) Knife River Corp 5,544,164
24,245 Koppers Holdings, Inc 1,188,490
30,533 Kronos Worldwide, Inc 183,809
51,161 (a),(b) Lifezone Metals Ltd 173,436
79,574 (a) LSB Industries, Inc 865,765
44,788 (a) Magnera Corp 593,441
27,387 Materion Corp 5,774,275
69,193 (a) McEwen, Inc 1,196,347
40,026 Minerals Technologies, Inc 3,051,582
50,027 Myers Industries, Inc 1,708,922
189,559 (a) NioCorp Developments Ltd 806,574
460,466 (a) Novagold Resources, Inc 2,684,517
206,649 (a) O-I Glass, Inc 1,477,540
74,632 Orion S.A. 503,766
198,439 (a) Perimeter Solutions, Inc 6,074,218
113,629 (a) Perpetua Resources Corp 2,091,910
192,830 (a),(b) PureCycle Technologies, Inc 1,228,327
18,409 Quaker Chemical Corp 2,955,013
9,343 (a) Ramaco Resources, Inc 60,823
58,104 (a) Ramaco Resources, Inc 532,814
64,513 (a) Ranpak Holdings Corp 330,307
77,610 (a) Rayonier Advanced Materials, Inc 694,610
75,295 (a),(b) REalloys, Inc 661,090
60,065 Ryerson Holding Corp 1,669,206
58,039 Schweitzer-Mauduit International, Inc 506,680
56,307 Sensient Technologies Corp 6,963,487
7,050 (a) Silver Bow Mining Corp 45,755
3,564 (a),(b) Smith-Midland Corp 96,709
288,036 (a) SSR Mining, Inc 7,379,482
29,150 Stepan Co 1,869,681

SHARES DESCRIPTION VALUE
MATERIALS (continued)
115,613 (a) SunCoke Energy, Inc $ 980,398
41,616 Sylvamo Corp 1,556,855
48,554 (a) TimkenSteel Corp 976,906
32,622 (a),(b) Titan America S.A. 504,989
36,662 (a) Tredegar Corp 278,265
36,389 (a) Trimas Corp 1,453,013
44,280 (a),(b) Trinseo plc 71
157,330 Tronox Holdings plc 918,807
14,566 (a) United States Lime & Minerals, Inc 1,606,630
177,075 (a),(b) US Antimony Corp 897,770
18,898 (a),(b) US Gold Corp 245,296
4,228 (a),(b) US Goldmining, Inc 32,302
250,690 (a) USA Rare Earth, Inc 3,747,816
3,617 Valhi, Inc 48,612
190,595 (a) Vista Gold Corp 327,823
81,855 Vox Royalty Corp 356,069
68,729 (a) Warrior Met Coal, Inc 5,457,770
43,974 Worthington Steel, Inc 1,583,504
TOTAL MATERIALS 165,634,968
MEDIA & ENTERTAINMENT - 1.8%
5,779 (a),(b) Advantage Solutions, Inc 226,768
292,432 (a) Altice USA, Inc 222,892
823,848 (a) AMC Entertainment Holdings, Inc 2,323,251
38,546 (a) AMC Networks, Inc 431,715
44,640 (a) Angi, Inc 253,109
8,585 (a) Atlanta Braves Holdings, Inc 467,110
65,485 (a) Atlanta Braves Holdings, Inc 3,328,603
29,309 (a) Boston Omaha Corp 415,602
135,245 (a) Bumble, Inc 385,448
4,665 (a) Cable One, Inc 186,553
99,483 (a) Cargurus, Inc 3,605,264
60,401 (a) Cars.com, Inc 715,752
137,210 Cinemark Holdings, Inc 5,020,514
517,927 (a) Clear Channel Outdoor Holdings, Inc 1,253,383
55,505 CuriosityStream, Inc 135,432
1,795 (a) Daily Journal Corp 1,053,844
186,717 (a) DoubleVerify Holdings, Inc 2,100,566
84,725 Entravision Communications Corp (Class A) 950,615
35,533 (a) EverQuote, Inc 896,142
77,085 (a) EW Scripps Co (Class A) 216,609
38,093 (a),(b) fuboTV, Inc 337,123
181,501 (a) Gannett Co, Inc 1,577,244
117,120 Gray Television, Inc 473,165
29,355 (a) Grindr, Inc 509,016
13,449 (a) Ibotta, Inc 322,776
163,068 (a) iHeartMedia, Inc 585,414
60,982 (a) IMAX Corp 2,917,379
52,257 John Wiley & Sons, Inc (Class A) 2,727,815
8,738 (a),(b) Lee Enterprises, Inc 67,545
255,108 (a) Lionsgate Studios Corp 3,387,834
52,621 (a) Madison Square Garden Entertainment Corp 4,065,498
190,863 (a) Magnite, Inc 3,683,656
30,086 Marcus Corp 875,503
39,531 (a) MediaAlpha, Inc 489,394
62,056 (a) MNTN, Inc 572,156
88,073 National CineMedia, Inc 353,173
63,471 (a),(b) Newsmax, Inc 489,361
308,128 (a) Nextdoor Holdings, Inc 684,044
40,011 (a) Nexxen International Ltd 411,313
63,588 Playtika Holding Corp 253,716
47,262 (a) PubMatic, Inc 595,501
72,881 (a) QuinStreet, Inc 1,129,656

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
28,672 (a) Reservoir Media, Inc $ 293,601
148,848 (a),(b) RUM Group, Inc 869,272
20,307 (a) Scholastic Corp 825,480
34,649 Shutterstock, Inc 187,105
56,452 Sinclair, Inc 775,650
35,906 (a) Sphere Entertainment Co 5,143,535
131,165 (a) Stagwell, Inc 1,108,344
16,080 (a) Starz Entertainment Corp 418,402
285,038 (a) Stubhub Holdings, Inc 2,405,721
168,167 (a) Taboola.com Ltd 842,517
44,039 (a) TechTarget, Inc 197,735
151,274 (a) TripAdvisor, Inc 2,142,796
215,398 (a),(b) Trump Media & Technology Group Corp 2,123,824
27,582 (a),(b) Webtoon Entertainment, Inc 251,548
6,823 (a) WeShop Holdings Ltd 33,364
70,982 (a) Yelp, Inc 1,876,054
44,482 (a) Ziff Davis, Inc 2,361,105
85,163 (a) ZipRecruiter, Inc 335,542
284,765 (a) ZoomInfo Technologies, Inc 939,725
TOTAL MEDIA & ENTERTAINMENT 73,828,774
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.5%
155,512 (a) 10X Genomics, Inc 7,351,052
60,927 (a) 4D Molecular Therapeutics, Inc 620,237
43,799 (a) Aadi Bioscience, Inc 168,626
56,719 (a),(b) Abeona Therapeutics, Inc 364,136
183,252 (a) Absci Corp 1,425,701
165,836 (a) Acadia Pharmaceuticals, Inc 4,290,177
103,456 (a),(b) Achieve Life Sciences, Inc 664,187
157,119 (a),(b) Aclaris Therapeutics, Inc 817,019
63,355 (a) Acumen Pharmaceuticals, Inc 136,213
280,333 (a) Adagio Therapeutics, Inc 149,978
197,903 (a) Adaptive Biotechnologies Corp 4,466,671
152,716 (a) ADC Therapeutics S.A. 160,352
291,210 (a) ADMA Biologics, Inc 2,463,637
78,384 (a) Agios Pharmaceuticals, Inc 2,353,088
324,490 (a) Akebia Therapeutics, Inc 428,327
28,152 (a),(b) Aktis Oncology, Inc 621,315
17,653 (a) Alamar Biosciences, Inc 447,680
129,532 (a) Alector, Inc 195,593
218,774 (a) Alkermes plc 10,717,738
352,649 (a) Allogene Therapeutics, Inc 662,980
14,158 (a) Alpha Teknova, Inc 70,790
264,710 (a) Altimmune, Inc 751,776
34,683 (a) Alto Neuroscience, Inc 938,869
99,685 (a) Alumis, Inc 2,816,101
143,645 (a) ALX Oncology Holdings, Inc 278,671
226,583 (a) Amneal Pharmaceuticals, Inc 4,151,001
43,494 (a) Amphastar Pharmaceuticals, Inc 867,270
121,658 (a) Amylyx Pharmaceuticals, Inc 2,470,874
35,333 (a),(b) AN2 Therapeutics, Inc 189,032
26,172 (a) AnaptysBio, Inc 1,396,538
122,064 (a),(b) Anavex Life Sciences Corp 335,676
27,116 (a) ANI Pharmaceuticals, Inc 2,148,672
10,042 (a) Anika Therapeutics, Inc 193,610
205,966 (a) Annexon, Inc 1,049,397
58,826 (a) Apogee Therapeutics, Inc 7,887,978
143,390 (a),(b) Aquestive Therapeutics, Inc 529,826
214,911 (a) Arbutus Biopharma Corp 932,714
31,233 (a),(b) Arcturus Therapeutics Holdings, Inc 179,902
118,352 (a) Arcus Biosciences, Inc 3,336,343
146,767 (a) Arcutis Biotherapeutics, Inc 3,942,162
323,749 (a) Ardelyx, Inc 1,602,558

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
15,905 (a) Armata Pharmaceuticals, Inc $ 72,209
50,278 (a) ArriVent Biopharma, Inc 1,499,290
81,812 (a),(b) ARS Pharmaceuticals, Inc 419,696
6,342 (a),(b) Artiva Biotherapeutics, Inc 64,054
79,447 (a) Arvinas, Inc 637,959
13,206 (a) Assembly Biosciences, Inc 331,603
423,939 (a) AtaiBeckley, Inc 3,043,882
89,888 (a) Atea Pharmaceuticals, Inc 422,474
19,864 (a) Atrium Therapeutics, Inc 225,456
59,882 (a) Aura Biosciences, Inc 419,773
158,193 (a) Aurinia Pharmaceuticals, Inc 2,353,912
55,395 (a) Avalo Therapeutics, Inc 1,010,959
22,752 (a) Avalyn Pharma, Inc 655,030
127,592 (a) Beam Therapeutics, Inc 3,256,148
28,339 (a) Benitec Biopharma, Inc 331,850
58,516 (a) Bicara Therapeutics, Inc 1,585,784
46,544 (a) BioAge Labs, Inc 420,758
308,617 (a) BioCryst Pharmaceuticals, Inc 2,771,381
176,731 (a) Biohaven Ltd 2,385,868
56,763 (a) BioLife Solutions, Inc 1,775,547
64,801 (a) Black Diamond Therapeutics, Inc 109,514
9,859 (a) Bright Minds Biosciences, Inc 722,270
55,531 (a) Brooks Automation, Inc 1,562,087
134,887 (a) C4 Therapeutics, Inc 469,407
149,656 (a) Cabaletta Bio, Inc 401,078
42,048 (a) CAMP4 Therapeutics Corp 145,066
84,141 (a),(b) Candel Therapeutics, Inc 842,251
59,500 (a),(b) Canton Strategic Holdings, Inc 114,835
66,406 (a) Capricor Therapeutics, Inc 255,663
67,997 (a) CareDx, Inc 2,972,149
123,516 (a) Caribou Biosciences, Inc 180,333
24,505 (a),(b) Catalyst Biosciences, Inc 140,904
49,657 (a) Celcuity, Inc 4,289,372
103,484 (a) Celldex Therapeutics, Inc 3,938,601
163,592 (a) Century Therapeutics, Inc 330,456
96,265 (a) CG oncology, Inc 6,853,105
105,313 (a) Codexis, Inc 147,438
217,491 (a) Cogent Biosciences, Inc 8,466,925
174,120 (a),(b) Coherus Biosciences, Inc 245,509
44,087 (a) Collegium Pharmaceutical, Inc 1,560,239
158,719 (a) Compass Therapeutics, Inc 303,153
19,773 (a) Connect Biopharma Holdings Ltd 39,941
125,518 (a) Context Therapeutics, Inc 75,235
35,707 (a) Contineum Therapeutics, Inc 553,101
22,308 (a) Corbus Pharmaceuticals Holdings, Inc 200,103
99,068 (a),(b) CorMedix, Inc 745,982
89,695 (a) Corvus Pharmaceuticals, Inc 1,189,356
28,660 (a) Crescent Biopharma, Inc 414,710
137,244 (a) Crinetics Pharmaceuticals, Inc 11,462,619
121,640 (a) CRISPR Therapeutics AG. 5,837,504
65,843 (a) CryoPort, Inc 993,571
80,186 (a) Cullinan Oncology, Inc 1,323,069
162,092 (a) Cytek Biosciences, Inc 684,028
172,523 (a) Cytokinetics, Inc 13,306,699
236,252 (a) CytomX Therapeutics, Inc 732,381
65,690 (a) Damora Therapeutics, Inc 1,904,353
166,814 (a) Definium Therapeutics, Inc 7,259,745
189,719 (a) Denali Therapeutics, Inc 4,367,331
40,928 (a) Design Therapeutics, Inc 498,503
48,349 (a),(b) DiaMedica Therapeutics, Inc 306,533
37,482 (a) Disc Medicine, Inc 2,886,114
197,672 (a) Dyne Therapeutics, Inc 4,977,381

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
91,574 (a) Edgewise Therapeutics, Inc $ 3,519,189
133,489 (a) Editas Medicine, Inc 344,402
28,988 (a) Eikon Therapeutics, Inc 266,979
102,669 (a) Eledon Pharmaceuticals, Inc 347,021
17,888 (a) Elicio Therapeutics, Inc 50,086
46,707 (a) Eliem Therapeutics, Inc 555,813
69,696 (a) Emergent Biosolutions, Inc 503,205
37,796 (a) Enanta Pharmaceuticals, Inc 476,230
56,696 (a) Enliven Therapeutics, Inc 3,107,508
33,481 (a) Entrada Therapeutics, Inc 227,336
287,792 (a) Erasca, Inc 5,223,425
35,429 (a) Eton Pharmaceuticals, Inc 1,644,614
79,230 (a) Evolus, Inc 462,703
16,861 (a) Evommune, Inc 189,686
102,498 (a) EyePoint Pharmaceuticals, Inc 1,255,600
33,813 (a) Fennec Pharmaceuticals, Inc 323,590
31,051 (a) First Tracks Biotherapeutics, Inc 1,367,486
48,322 (a) Foghorn Therapeutics, Inc 218,899
25,702 (a),(b) Forte Biosciences, Inc 1,968,773
120,741 (a) Fortrea Holdings, Inc 2,314,605
14,880 (a),(b) Frequency Therapeutics, Inc 154,306
71,465 (a) Fulcrum Therapeutics, Inc 255,845
63,710 (a),(b) Galectin Therapeutics, Inc 189,219
32,382 (a),(b) Generate Biomedicines, Inc 453,348
743,863 (a) Geron Corp 959,583
63,373 (a) Ginkgo Bioworks Holdings, Inc 512,688
52,743 (a) GRAIL, Inc 3,616,060
8,122 (a),(b) Greenwich Lifesciences, Inc 109,647
60,025 (a) Harmony Biosciences Holdings, Inc 2,115,281
42,901 (a),(b) Harrow Health, Inc 1,663,272
198,783 (a),(b) Heron Therapeutics, Inc 98,636
166,621 (a) Hyperliquid Strategies, Inc 1,034,716
111,151 (a) Ideaya Biosciences, Inc 3,945,860
54,609 (a) Immix Biopharma, Inc 454,347
71,445 (a) Immuneering Corp 295,068
496,694 (a),(b) ImmunityBio, Inc 3,561,296
139,487 (a) Immunome, Inc 3,174,724
112,867 (a) Immunovant, Inc 4,358,924
156,459 (a) Indivior Pharmaceuticals, Inc 6,259,925
161,780 (a),(b) Inhibikase Therapeutics, Inc 352,680
12,599 (a) Inhibrx Biosciences, Inc 1,033,748
101,040 (a) Innoviva, Inc 2,118,809
171,365 (a) Intellia Therapeutics, Inc 1,830,178
497,113 (a),(b) Iovance Biotherapeutics, Inc 2,023,250
217,221 (a) Ironwood Pharmaceuticals, Inc 918,845
43,159 (a) Jade Biosciences, Inc 852,390
51,916 (a) Janux Therapeutics, Inc 787,566
61,143 (a),(b) Kailera Therapeutics, Inc 1,035,762
26,676 (a),(b) Karyopharm Therapeutics, Inc 51,218
25,147 (a) Keros Therapeutics, Inc 253,230
54,054 (a) Kiniksa Pharmaceuticals Ltd 4,018,374
48,586 (a) Kodiak Sciences, Inc 2,020,206
34,093 (a) Krystal Biotech, Inc 11,629,804
113,288 (a) Kura Oncology, Inc 1,020,725
81,699 (a) Kymera Therapeutics, Inc 8,447,677
55,807 (a) Kyverna Therapeutics, Inc 407,391
35,850 (a) Landec Corp 158,457
88,924 (a) Larimar Therapeutics, Inc 339,690
29,730 (a),(b) LB Pharmaceuticals, Inc 1,191,578
27,041 (a),(b) LENZ Therapeutics, Inc 143,317
94,114 (a) Lexeo Therapeutics, Inc 388,691
329,641 (a),(b) Lexicon Pharmaceuticals, Inc 761,471

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
26,209 (a) Ligand Pharmaceuticals, Inc (Class B) $ 7,536,136
245,384 (a),(b) Lineage Cell Therapeutics, Inc 265,015
92,049 (a) Liquidia Corp 7,742,241
12,595 (a) Lyell Immunopharma, Inc 162,979
83,633 (a) MacroGenics, Inc 308,606
61,719 (a) Magenta Therapeutics, Inc 6,598,995
408,300 (a) MannKind Corp 1,596,453
13,865 (a),(b) MapLight Therapeutics, Inc 180,522
150,288 (a) Maravai LifeSciences Holdings, Inc 987,392
46,730 (a) Maze Therapeutics, Inc 1,257,972
38,662 (a) MBX Biosciences, Inc 2,548,986
10,799 (a),(b) MediWound Ltd 152,482
79,737 (a) MeiraGTx Holdings plc 940,099
7,149 (a) Mesa Laboratories, Inc 720,691
162,369 (a) MiMedx Group, Inc 670,584
76,005 (a) Mineralys Therapeutics, Inc 1,939,648
45,478 (a),(b) Minerva Neurosciences, Inc 181,002
61,938 (a) Mirum Pharmaceuticals, Inc 6,562,331
5,980 (a),(b) Monopar Therapeutics, Inc 647,933
97,995 (a) Monte Rosa Therapeutics, Inc 1,618,877
121,996 (a) Myriad Genetics, Inc 348,909
66,202 (a) Nautilus Biotechnology, Inc 64,679
136,664 (a) Neumora Therapeutics, Inc 220,029
15,005 (a) Neurogene, Inc 493,514
60,383 (a) Nkarta, Inc 126,200
202,038 (a),(b) Novavax, Inc 1,478,918
126,992 (a) Nurix Therapeutics, Inc 2,947,484
333,442 (a) Nuvation Bio, Inc 2,110,688
22,674 (a),(b) Nuvectis Pharma, Inc 487,944
453,908 (a),(b) Ocugen, Inc 558,307
272,503 (a) Ocular Therapeutix, Inc 2,226,349
103,847 (a) Olema Pharmaceuticals, Inc 1,189,048
95,653 (a),(b) Omeros Corp 1,132,531
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
145,163 (a) OmniAb, Inc 287,423
35,402 (a) OnKure Therapeutics, Inc 135,236
71,343 (a),(b) Opus Genetics, Inc 264,683
46,404 (b) Oramed Pharmaceuticals, Inc 188,864
93,259 (a) Organogenesis Holdings, Inc 221,024
99,143 (a) ORIC Pharmaceuticals, Inc 1,097,513
65,695 (a) Oruka Therapeutics, Inc 6,340,224
203,812 (a) Ovid therapeutics, Inc 452,463
376,135 (a),(b) Pacific Biosciences of California, Inc 526,589
52,970 (a) Pacira BioSciences, Inc 1,398,938
196,261 (a) Palisade Bio, Inc 371,915
13,674 (a) Palvella Therapeutics, Inc 1,901,233
188,312 (a) Perrigo Co plc 1,903,834
89,906 (a) Personalis, Inc 1,138,210
137,405 (a) Perspective Therapeutics, Inc 399,849
65,261 (a) Phathom Pharmaceuticals, Inc 571,034
27,940 Phibro Animal Health Corp 1,015,060
32,783 (a) Praxis Precision Medicines, Inc 10,091,591
255,553 (a) Precigen, Inc 1,602,317
32,287 (a) Precision BioSciences, Inc 225,686
37,023 (a),(b) Prelude Therapeutics, Inc 170,306
63,952 (a) Prestige Consumer Healthcare, Inc. 3,211,669
121,005 (a),(b) Prime Medicine, Inc 353,335
101,461 (a),(b) ProKidney Corp 156,250
80,290 (a) Protagonist Therapeutics, Inc 10,970,826
90,188 (a) Protalix BioTherapeutics, Inc 213,746
70,086 (a) Protara Therapeutics, Inc 274,737

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
56,664 (a) Prothena Corp plc $ 460,112
108,141 (a) PTC Therapeutics, Inc 7,354,669
59,119 (a) Puma Biotechnology, Inc 468,814
57,995 (a) Quanterix Corp 201,823
40,540 (a) Rapport Therapeutics, Inc 1,661,329
678,671 (a),(b) Recursion Pharmaceuticals, Inc 2,036,013
64,225 (a) REGENXBIO, Inc 622,340
207,069 (a) Relay Therapeutics, Inc 3,899,109
125,269 (a) Relmada Therapeutics, Inc 665,178
57,614 (a) Replimune Group, Inc 645,277
104,184 (a) Rezolute, Inc 491,748
72,004 (a) Rhythm Pharmaceuticals, Inc 7,146,397
24,462 (a) Rigel Pharmaceuticals, Inc 900,446
121,156 (a) Rocket Pharmaceuticals, Inc 376,795
58,398 (a) SAB Biotherapeutics, Inc 208,481
78,077 (a) Sagimet Biosciences, Inc 555,127
243,516 (a) Sana Biotechnology, Inc 762,205
137,881 (a) Sarepta Therapeutics, Inc 2,048,912
202,921 (a) Savara, Inc 1,107,949
145,845 (a) Scholar Rock Holding Corp 6,897,739
17,320 (a),(b) Selecta Biosciences, Inc 135,096
239,603 (a),(b) SELLAS Life Sciences Group, Inc 2,398,426
29,302 (a) Septerna, Inc 1,009,454
81,422 (a) Shattuck Labs, Inc 575,654
49,221 SIGA Technologies, Inc 160,953
24,424 (a) Sionna Therapeutics, Inc 1,151,103
104,278 (a) Solid Biosciences, Inc 840,481
3,660 (a),(b) Spruce Biosciences, Inc 156,758
14,649 (a),(b) SpyGlass Pharma, Inc 330,042
97,139 (a) Spyre Therapeutics, Inc 9,551,678
72,892 (a) Stoke Therapeutics, Inc 2,103,663
74,490 (a) Supernus Pharmaceuticals, Inc 3,324,489
9,780 (a) Surrozen, Inc 217,214
21,156 (a) Sutro Biopharma, Inc 511,341
118,035 (a) Syndax Pharmaceuticals, Inc 2,248,567
182,241 (a) Tango Therapeutics, Inc 4,953,310
55,446 (a) Tarsus Pharmaceuticals, Inc 3,273,532
317,097 (a) Taysha Gene Therapies, Inc 1,858,188
13,514 (a) Tectonic Therapeutic, Inc 378,797
33,669 (a) Tenax Therapeutics, Inc 461,265
189,884 (a) TG Therapeutics, Inc 9,879,665
54,021 (a) Theravance Biopharma, Inc 910,794
26,824 (a),(c) Third Harmonic Bio, Inc 805
19,503 (a),(b) Tonix Pharmaceuticals Holding Corp 195,225
116,625 (a) Travere Therapeutics, Inc 6,518,171
141,804 (a) Trevi Therapeutics, Inc 2,587,923
63,898 (a),(b) TriSalus Life Sciences, Inc 290,097
81,003 (a) Twist Bioscience Corp 7,415,825
48,773 (a) Tyra Biosciences, Inc 1,554,883
128,084 (a) Ultragenyx Pharmaceutical, Inc 3,190,572
33,059 (a),(b) Unicycive Therapeutics, Inc 165,626
46,924 (a) Upstream Bio, Inc 296,090
52,750 (a) UroGen Pharma Ltd 2,017,160
70,467 (a) Vanda Pharmaceuticals, Inc 359,382
171,891 (a) Vaxcyte, Inc 9,295,865
81,645 (a) Vera Therapeutics, Inc 2,620,804
105,702 (a) Veracyte, Inc 4,896,117
27,819 (a),(b) VeraDermics, Inc 2,920,995
106,415 (a) Verastem, Inc 617,207
68,365 (a) Vericel Corp 3,142,055
162,954 (a) Vir Biotechnology, Inc 1,411,182
119,661 (a) Viridian Therapeutics, Inc 2,263,986

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
54,061 (a) Vor BioPharma, Inc $ 1,143,390
62,291 (a) Voyager Therapeutics, Inc 188,742
183,023 (a) WaVe Life Sciences Ltd 1,008,457
107,389 (a) X4 Pharmaceuticals, Inc 427,408
92,510 (a) Xencor, Inc 1,869,627
128,116 (a) Xenon Pharmaceuticals, Inc 8,029,030
227,400 (a) Xeris Biopharma Holdings, Inc 1,837,392
58,166 (a),(b) Z Squared, Inc 279,778
37,764 (a) Zenas Biopharma, Inc 1,187,300
66,674 (a) Zentalis Pharmaceuticals, Inc 316,035
78,369 (a) Zevra Therapeutics, Inc 745,289
78,464 (a) Zura Bio Ltd 426,059
62,517 (a) Zymeworks, Inc 1,371,623
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 548,450,958
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
2,110 (a) American Realty Investors, Inc 32,114
937,987 (a) Compass, Inc 10,683,672
4,644 (a) Comstock Holding Cos, Inc 65,480
315,792 (a) Cushman & Wakefield Ltd 4,237,929
95,338 (a) Douglas Elliman, Inc 161,121
125,270 eXp World Holdings, Inc 507,343
24,714 (a) Forestar Group, Inc 695,699
15,499 (a) FRP Holdings, Inc 345,938
30,638 Marcus & Millichap, Inc 942,118
9,874 (a) Maui Land & Pineapple Co, Inc 171,215
209,491 (a) Newmark Group, Inc 3,141,318
1,216,541 (a) Opendoor Technologies, Inc 4,586,360
25,241 (a) Re/Max Holdings, Inc 228,683
206,013 (a) Real Brokerage, Inc 329,621
20,088 RMR Group, Inc 382,475
9,803 (a),(b) Seaport Entertainment Group, Inc 257,133
51,229 St. Joe Co 3,188,493
27,976 (a) Tejon Ranch Co 473,634
1,691 (a) Transcontinental Realty Investors, Inc 68,976
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 30,499,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
70,349 (a) ACM Research, Inc 5,520,286
39,108 (a) Aehr Test Systems 3,127,858
17,299 (a),(b) Aeluma, Inc 280,244
32,705 (a) Alpha & Omega Semiconductor Ltd 1,038,057
54,355 (a) Ambarella, Inc 4,674,530
24,564 (a) Ambiq Micro, Inc 1,562,025
15,525 (a) Amtech Systems, Inc 238,153
50,739 (a),(b) Atomera, Inc 261,813
40,945 (a) Axcelis Technologies, Inc 5,338,409
80,783 (a) AXT, Inc 4,881,717
116,111 (a),(b) Blaize Holdings, Inc 91,763
64,858 (a),(b) Canadian Solar, Inc 978,059
36,664 (a) Ceva, Inc 1,197,080
16 (a),(c) China Energy Savings Technology, Inc 0
61,761 (a) Cohu, Inc 2,963,910
60,775 (a) Diodes, Inc 5,002,998
25,798 (a) Everspin Technologies, Inc 374,845
41,992 (a) GSI Technology, Inc 235,575
46,400 (a) Ichor Holdings Ltd 3,492,528
37,724 (a) Impinj, Inc 5,709,905
283,601 (a),(b) indie Semiconductor, Inc 916,031
15,484 (a) inTEST Corp 191,227
231,938 (a) Kopin Corp 816,422
67,731 Kulicke & Soffa Industries, Inc 6,041,605
113,008 (a) MaxLinear, Inc 7,551,195
236,275 (a) Navitas Semiconductor Corp 2,565,946

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
6,528 (a) NVE Corp $ 759,011
43,684 (a) PDF Solutions, Inc 2,013,396
66,553 (a) Penguin Solutions, Inc 3,502,684
76,984 (a) Photronics, Inc 2,331,845
72,498 Power Integrations, Inc 4,401,354
21,858 (a) QuickLogic Corp 286,558
437,364 (a),(b) Rigetti Computing, Inc 6,538,592
43,296 (a) Silicon Laboratories, Inc 9,416,880
45,775 (a) SkyWater Technology, Inc 1,501,129
51,407 (a) Synaptics, Inc 5,516,999
10,735 (a) Toyo Co Ltd 55,285
58,703 (a) Ultra Clean Holdings 4,890,547
77,771 (a) Veeco Instruments, Inc 3,888,550
35,470 (a) Wolfspeed, Inc 837,801
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 110,992,812
SOFTWARE & SERVICES - 6.4%
184,045 (a) 8x8, Inc 349,686
95,859 A10 Networks, Inc 2,834,551
134,323 (a) ACI Worldwide, Inc 7,700,738
143,339 Adeia, Inc 3,819,984
34,820 (a) Agilysys, Inc 3,661,671
63,395 (a) Alarm.com Holdings, Inc 3,470,876
90,059 (a),(b) Alkami Technology, Inc 1,636,372
127,901 (a) Amplitude, Inc 1,135,761
52,928 (a) Appian Corp 1,426,939
46,270 (a) Arteris, Inc 1,382,548
129,524 (a) Asana, Inc 1,077,640
54,380 (a) ASGN, Inc 1,546,567
223,992 (a) AvePoint, Inc 2,918,616
77,428 (a) Backblaze, Inc 1,062,312
610,356 (a),(b) BigBear.ai Holdings, Inc 1,702,893
92,493 (a) BigCommerce Holdings, Inc 289,503
436,232 (a),(b) Bit Digital, Inc 571,464
164,378 (a) Bitdeer Technologies Group 1,729,257
44,016 (a) Blackbaud, Inc 1,883,885
59,848 (a) BlackLine, Inc 1,879,227
243,459 (a) Blend Labs, Inc 433,357
181,870 (a) Box, Inc 5,737,999
5,966 (a),(b) Brand Engagement Network, Inc 69,862
126,645 (a) Braze, Inc 3,155,993
182,072 (a) C3.ai, Inc 1,671,421
59,172 (a) Cerence, Inc 504,145
443,010 (a) Cipher Mining, Inc 9,887,983
327,090 (a) Cleanspark, Inc 4,500,758
124,460 Clear Secure, Inc 6,875,170
58,439 (a) Commvault Systems, Inc 6,884,114
23,272 (a) Consensus Cloud Solutions, Inc 847,101
409,642 (a) Core Scientific, Inc 8,487,782
31,049 (a) CS Disco, Inc 121,091
20,502 (a),(b) Digimarc Corp 134,493
138,112 (a) Digital Turbine, Inc 1,113,183
41,771 (a) Domo, Inc 154,135
35,005 (a) Duos Technologies Group, Inc 301,393
481,858 (a),(b) D-Wave Quantum, Inc 8,711,993
229,184 (a) DXC Technology Co 2,576,028
18,470 (a) eGain Corp 125,965
18,955 (a),(b) EverCommerce, Inc 233,905
195,170 (a) Fastly, Inc 4,422,552
101,655 (a) Five9, Inc 2,796,529
284,778 (a) Freshworks, Inc 3,233,654
57,200 (a) Globant S.A. 2,093,520
85,624 (a) Grid Dynamics Holdings, Inc 589,949

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
32,648 Hackett Group, Inc $ 349,987
102,724 (a) HeartFlow, Inc 2,591,727
134,780 (a) Hut 8 Corp 14,506,371
27,071 (a) I3 Verticals, Inc 570,115
12,925 (a) IBEX Holdings Ltd 456,770
18,873 (a) Imergent, Inc 129,846
49,632 Information Services Group, Inc 206,469
74,291 (a) Intapp, Inc 2,428,573
24,557 (a) Intellicheck, Inc 88,651
34,093 InterDigital, Inc 10,392,399
142,428 (a) JFrog Ltd 11,364,330
113,547 (a) Kaltura, Inc 155,559
759,872 (a) Keel Infrastructure Corp 3,016,692
24,680 (a) Life360, Inc 1,333,954
79,501 (a) LiveRamp Holdings, Inc 3,010,703
505,913 (a),(b) Marathon Digital Holdings, Inc 5,726,935
59,856 (a) Mitek Systems, Inc 999,595
90,170 (a) N-able, Inc 421,996
142,588 (a) nCino OpCo, Inc 2,632,175
187,966 (a) NCR Corp 1,554,479
134,138 (a) NextNav, Inc 1,758,549
46,851 OneSpan, Inc 725,253
34,293 (a) Ooma, Inc 745,873
105,781 (a) PagerDuty, Inc 1,119,163
55,947 (a) PAR Technology Corp 948,302
15,573 (b) Park City Group, Inc 131,436
128,913 (a) Porch Group, Inc 1,862,793
56,194 (a) Progress Software Corp 2,280,914
84,090 (a) Q2 Holdings, Inc 5,118,558
48,137 (a) Qualys, Inc 6,967,831
121,769 (a),(b) Rackspace Technology, Inc 502,906
90,443 (a) Rapid7, Inc 872,775
14,636 (a) Red Violet, Inc 1,015,446
65,546 (a) Rimini Street, Inc 315,276
465,798 (a) Riot Platforms, Inc 9,395,146
60,312 (a) Roadzen, Inc 69,359
79,373 (a) ServiceTitan, Inc 6,592,721
5,657 (a),(b) SharonAI Holdings, Inc 272,950
16,031 (a) Silvaco Group, Inc 124,721
139,196 (a),(b) Soluna Holdings, Inc 169,819
509,623 (a),(b) SoundHound AI, Inc 3,123,989
142,981 (a) Sprinklr, Inc 909,359
65,477 (a) Sprout Social, Inc 561,793
49,401 (a) SPS Commerce, Inc 3,625,539
67,702 (a) Telos Corp 300,597
152,189 (a) Tenable Holdings, Inc 4,967,449
126,613 (a) Teradata Corp 3,923,737
47,661 (a) Thryv Holdings, Inc 193,027
32,342 (a) TSS, Inc 320,833
8,671 (a),(b) Tucows, Inc 133,880
80,099 (a) Unisys Corp 229,884
151,107 (a) Varonis Systems, Inc 6,036,725
111,702 (a) Veritone, Inc 121,755
96,653 (a) Vertex, Inc 1,247,790
69,859 (a) Via Transportation, Inc 1,420,932
22,756 (a) Viant Technology, Inc 267,838
87,207 (a) Weave Communications, Inc 570,334
15,009 (a),(b) Whitefiber, Inc 355,713
68,910 (a) Workiva, Inc 4,120,818
61,188 (a) Xperi, Inc 471,759
119,276 (a) Yext, Inc 651,247
57,888 (a),(b) ZenaTech, Inc 74,097

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
293,737 (a) Zeta Global Holdings Corp $ 6,344,719
TOTAL SOFTWARE & SERVICES 260,645,496
TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
38,433 (a),(b) 908 Devices, Inc 307,848
101,798 (a) ADTRAN Holdings, Inc 866,301
37,036 (a) Aeva Technologies, Inc 649,611
143,465 (a) Arlo Technologies, Inc 2,111,805
15,093 (a) Aviat Networks, Inc 309,105
38,515 Badger Meter, Inc 5,174,490
2,258 Bel Fuse, Inc 503,827
16,163 Bel Fuse, Inc (Class B) 4,395,851
51,044 Belden CDT, Inc 6,332,008
47,656 Benchmark Electronics, Inc 3,801,519
4,014 (a) BK Technologies Corp 321,120
78,327 (a) Calix, Inc 2,811,939
15,242 (a) Clearfield, Inc 461,223
22,163 Climb Global Solutions, Inc 594,190
284,343 CommScope Holding Co, Inc 3,338,187
231,058 (b) CompoSecure, Inc 3,049,966
60,480 (a) Corsair Gaming, Inc 641,693
10,883 (a) CPI Card Group, Inc 229,305
66,622 Crane NXT Co 3,461,013
37,758 CTS Corp 2,421,043
52,558 (a) Daktronics, Inc 1,039,072
30,096 (a) Diebold Nixdorf, Inc 2,214,765
49,533 (a) Digi International, Inc 3,453,441
85,494 (a) Eastman Kodak Co 718,150
35,088 ePlus, Inc 3,242,482
217,221 (a) Evolv Technologies Holdings, Inc 1,201,232
171,656 (a) Extreme Networks, Inc 5,173,712
82,177 (a),(b) Forward Industries, Inc 331,173
8,997 (a) Frequency Electronics, Inc 521,556
146,767 (a) Harmonic, Inc 1,695,159
32,862 Immersion Corp 248,437
155,651 (a),(b) Infleqtion, Inc 1,530,049
16,169 (a) Inseego Corp 113,668
37,040 (a) Insight Enterprises, Inc 4,775,567
57,548 (a) Itron, Inc 5,735,234
32,056 (a) Kimball Electronics, Inc 792,745
113,450 (a) Knowles Corp 4,151,135
16,529 (a) KVH Industries, Inc 153,058
47,137 (a) Lantronix, Inc 253,597
73,305 (a),(b) LightPath Technologies, Inc 760,173
212,583 (a),(b) Lightwave Logic, Inc 1,373,286
46,678 Methode Electronics, Inc 653,025
313,421 (a) Mirion Technologies, Inc 4,695,047
5,560 (a) M-Tron Industries, Inc 458,033
46,072 Napco Security Technologies, Inc 1,708,350
33,770 (a) Netgear, Inc 815,883
94,154 (a) Netscout Systems, Inc 3,829,243
73,867 (a) nLight, Inc 5,082,050
47,363 (a) Novanta, Inc 6,751,596
629,307 (a),(b) Ondas Holdings, Inc 4,713,509
29,810 (a) One Stop Systems, Inc 364,576
20,629 (a) OSI Systems, Inc 4,567,054
79,885 (a) Ouster, Inc 3,116,314
12,874 (a) PC Connection, Inc 1,077,811
35,378 (a) Plexus Corp 8,891,906
170,188 (a) Powerfleet, Inc 667,137
259,240 (a),(b) Quantum Computing, Inc 2,099,844
11,171 (a) RF Industries Ltd 137,627
114,929 (a) Ribbon Communications, Inc 245,948

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
15,463 (a) Richardson Electronics Ltd $ 282,818
23,972 (a) Rogers Corp 2,959,823
28,759 (a) Scansource, Inc 1,628,335
226,172 (a) SmartRent, Inc 228,434
9,370 (a) Syntec Optics Holdings, Inc 61,186
17,287 (a) Turtle Beach Corp 211,766
60,467 (a),(b) Unusual Machines, Inc 1,279,482
165,711 (a) Viasat, Inc 12,748,147
180,386 Vishay Intertechnology, Inc 6,172,809
16,154 (a) Vishay Precision Group, Inc 1,486,976
83,642 (a),(b) Vuzix Corp 194,886
160,993 (b) Xerox Holdings Corp 474,929
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 158,864,279
TELECOMMUNICATION SERVICES - 0.6%
15,195 (a) Anterix, Inc 1,413,439
12,579 ATN International, Inc 299,506
37,051 (a) Bandwidth, Inc 1,450,176
65,372 Cogent Communications Group, Inc 882,522
107,830 (a) Gogo, Inc 450,729
21,960 IDT Corp 1,446,285
4,945 (a) Liberty Capital Corp 116,900
44,863 (a) Liberty Capital Corp 1,039,476
34,453 (a) Liberty Latin America Ltd (Class A) 280,792
164,709 (a) Liberty Latin America Ltd (Class C) 1,329,202
1,268,949 (a) Lumen Technologies, Inc 8,095,895
66,988 Shenandoah Telecom Co 803,186
15,914 (a) Spok Holdings, Inc 173,463
132,549 Telephone and Data Systems, Inc 4,450,995
226,089 (a) Uniti Group, Inc 2,197,585
TOTAL TELECOMMUNICATION SERVICES 24,430,151
TRANSPORTATION - 1.2%
32,308 (a) Allegiant Travel Co 3,168,769
29,561 ArcBest Corp 4,267,130
10,044 (a) Costamare Bulkers Holdings Ltd 196,461
51,004 Costamare, Inc 794,642
20,332 Covenant Logistics Group, Inc 722,193
18,660 (a),(b) flyExclusive, Inc 21,646
30,489 (a) Forward Air Corp 428,370
78,809 (a) Frontier Group Holdings, Inc 531,961
145,468 FTAI Infrastructure, Inc 542,596
43,320 Genco Shipping & Trading Ltd 1,106,393
50,847 Heartland Express, Inc 621,859
169,931 (a),(b) Hertz Global Holdings, Inc 269,341
39,288 Himalaya Shipping Ltd 617,214
79,726 Hub Group, Inc (Class A) 3,709,651
452,045 (a) JetBlue Airways Corp 2,725,831
884,215 (a) Joby Aviation, Inc 6,322,137
77,845 Marten Transport Ltd 1,151,327
39,786 Matson, Inc 8,060,246
8,979 (a) PAM Transportation Services, Inc 144,697
47,774 Pangaea Logistics Solutions Ltd 363,560
32,571 (a) Proficient Auto Logistics, Inc 222,786
47,016 (a) Radiant Logistics, Inc 387,412
18,668 (a),(b) Republic Airways Holdings, Inc 385,494
216,993 (a) RXO, Inc 4,394,108
73,696 (a) Safe Bulkers, Inc 575,566
27,644 (a),(b) Sky Harbour Group Corp 295,791
51,748 (a) Skywest, Inc 5,535,483
11,456 (a),(b) Universal Truckload Services, Inc 153,281
80,262 Werner Enterprises, Inc 3,003,404

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
7,176 (a),(b) Wheels Up Experience, Inc $ 41,262
TOTAL TRANSPORTATION 50,760,611
UTILITIES - 2.8%
51,116 (a) American States Water Co 4,377,574
108,356 Avista Corp 4,383,000
101,723 Black Hills Corp 7,243,695
166,910 (a),(b) Brookfield Infrastructure Corp 7,060,293
68,485 (a) Cadiz, Inc 204,770
80,404 California Water Service Group 4,029,044
30,992 Chesapeake Utilities Corp 4,115,118
18,831 Consolidated Water Co, Inc 549,865
27,647 Genie Energy Ltd 384,570
17,733 (a) Global Water Resources, Inc 126,968
46,643 (a) Hallador Energy Co 663,263
219,598 (a) Hawaiian Electric Industries, Inc 2,837,206
49,573 MGE Energy, Inc 3,942,541
24,642 (a) Middlesex Water Co 1,411,987
106,302 (a),(b) Montauk Renewables, Inc 181,776
133,697 New Jersey Resources Corp 7,739,719
54,758 Northwest Natural Holding Co 2,678,761
82,918 NorthWestern Corp 5,699,783
82,886 ONE Gas, Inc 6,436,098
82,034 Ormat Technologies, Inc 8,004,878
50,228 Otter Tail Corp 4,441,160
136,263 PNM Resources, Inc 7,892,353
154,714 Portland General Electric Co 7,632,042
25,021 (a) Pure Cycle Corp 262,971
10,847 RGC Resources, Inc 232,126
46,957 SJW Corp 2,879,873
96,564 Southwest Gas Holdings Inc 8,632,822
77,016 Spire, Inc 6,150,498
24,134 (a) Unitil Corp 1,301,788
22,015 York Water Co 681,804
TOTAL UTILITIES 112,178,346
TOTAL COMMON STOCKS
(Cost $2,581,518,337) 4,045,672,830
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265 (c) Aduro Biotech, Inc 10/05/30 203
37,494 (c) AstraZeneca plc 02/19/30 11,623
78,524 (c) Chinook Therapeutics, Inc 01/02/30 785
43,946 (c) Inhibrx, Inc 06/30/27 28,455
86,511 (c) Novo Nordisk A.S. 06/30/31 56,232
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 12/31/28 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 126,612
TOTAL RIGHTS/WARRANTS
(Cost $122,112) 126,612
TOTAL LONG-TERM INVESTMENTS
(Cost $2,581,640,449) 4,045,799,442

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
58,633,075 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(e) $ 58,633,075
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $58,633,075) 58,633,075
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 (f) Federal Home Loan Bank (FHLB) 0 .000 08/28/26 4,986,020
TOTAL GOVERNMENT AGENCY DEBT 4,986,020
REPURCHASE AGREEMENTS - 0.1%
5,728,000 (g) Fixed Income Clearing Corporation 3 .640 08/03/26 5,728,000
TOTAL REPURCHASE AGREEMENTS 5,728,000
TREASURY DEBT - 0.3%
9,920,000 (f) United States Treasury Bill 0 .000 08/13/26 9,910,066
TOTAL TREASURY DEBT 9,910,066
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,622,197) 20,624,086
TOTAL INVESTMENTS - 101.4%
(Cost $2,660,895,721) 4,125,056,603
OTHER ASSETS & LIABILITIES, NET - (1.4)% (58,431,950)
NET ASSETS - 100.0% $ 4,066,624,653
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $124,267,570.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $5,729,737 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $5,842,572.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 136 09/18/26  $ 20,323,328 $ 19,978,400 $ (344,928)

Small Cap Blend Index

Portfolio of Investments July 31, 2026
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $4,044,163,782 $1,507,844 $1,204 $4,045,672,830
Rights/Warrants — — 126,612 126,612
Investments purchased with collateral from securities lending 58,633,075 — — 58,633,075
Short-Term Investments
:
Government agency debt — 4,986,020 — 4,986,020
Repurchase agreements — 5,728,000 — 5,728,000
Treasury debt — 9,910,066 — 9,910,066
$4,102,796,857 $22,131,930 $127,816 $4,125,056,603
Investments in Derivatives
Futures contracts* (344,928) – – (344,928)
$(344,928) $– $– $(344,928)
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
S&P 500 Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.6%
46,328 (a) Aptiv plc $ 2,616,142
819,892 Ford Motor Co 12,036,015
190,936 General Motors Co 16,966,573
592,409 (a) Tesla, Inc 184,363,605
TOTAL AUTOMOBILES & COMPONENTS 215,982,335
BANKS - 3.6%
1,373,069 Bank of America Corp 85,061,625
359,777 Citigroup, Inc 47,652,464
92,154 Citizens Financial Group, Inc 6,602,834
193,925 Fifth Third Bancorp 10,956,762
438,384 (a) Huntington Bancshares, Inc 7,470,063
563,480 JPMorgan Chase & Co 198,226,629
178,863 Keycorp 4,040,515
30,728 M&T Bank Corp 7,567,999
85,358 PNC Financial Services Group, Inc 21,328,403
185,239 Regions Financial Corp 5,733,147
258,234 Truist Financial Corp 13,386,851
330,161 US Bancorp 20,803,445
644,109 (b) Wells Fargo & Co 55,683,223
TOTAL BANKS 484,513,960
CAPITAL GOODS - 6.5%
111,003 3M Co 19,567,609
20,637 (c) A.O. Smith Corp 1,240,903
16,032 Allegion plc 2,523,437
48,742 Ametek, Inc 11,781,429
17,120 (a) Axon Enterprise, Inc 9,035,251
166,010 (a) Boeing Co 35,881,401
20,819 (a) Builders FirstSource, Inc 1,383,214
166,366 Carrier Global Corp 10,283,082
96,891 Caterpillar, Inc 78,947,756
7,338 Comfort Systems USA, Inc 12,692,465
29,116 Cummins, Inc 18,465,367
52,910 Deere & Co 31,358,170
28,559 Dover Corp 5,843,743
82,643 Eaton Corp plc 34,313,374
9,467 EMCOR Group, Inc 7,549,270
116,481 Emerson Electric Co 17,451,183
235,753 Fastenal Co 11,247,776
65,104 Fortive Corp 3,854,808
56,536 GE Vernova, Inc 55,987,035
11,399 (a) Generac Holdings, Inc 2,246,857
53,974 General Dynamics Corp 20,694,711
219,440 General Electric Co 79,013,761
67,482 (a) Honeywell Aerospace, Inc 13,951,229
67,611 Honeywell International, Inc 16,432,854
83,697 Howmet Aerospace, Inc 23,624,315
11,036 Hubbell, Inc 5,215,062
7,123 Huntington Ingalls Industries, Inc 2,325,303
16,032 IDEX Corp 3,694,574
55,311 Illinois Tool Works, Inc 15,871,491
76,628 Ingersoll Rand, Inc 6,389,243
129,118 Johnson Controls International plc 18,936,446
38,971 L3Harris Technologies, Inc 10,797,305
6,992 Lennox International, Inc 2,907,833
43,200 Lockheed Martin Corp 25,174,368
45,328 Masco Corp 3,240,045
11,898 Nordson Corp 3,542,986
27,717 Northrop Grumman Corp 15,035,918

S&P 500 Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
79,433 Otis Worldwide Corp $ 5,715,204
112,435 PACCAR, Inc 14,917,876
26,818 Parker-Hannifin Corp 26,188,582
34,647 (c) Pentair plc 2,267,300
31,597 Quanta Services, Inc 21,086,574
23,388 Rockwell Automation, Inc 11,228,111
283,288 RTX Corp 60,969,243
10,568 Snap-On, Inc 4,337,213
32,028 Stanley Black & Decker, Inc 3,029,208
35,725 Textron, Inc 3,045,914
47,043 Trane Technologies plc 21,402,213
11,612 TransDigm Group, Inc 14,565,861
13,224 United Rentals, Inc 14,272,134
80,254 Vertiv Holdings Co 19,386,959
9,237 W.W. Grainger, Inc 12,767,566
35,133 Westinghouse Air Brake Technologies Corp 10,218,784
49,417 Xylem, Inc 5,780,307
TOTAL CAPITAL GOODS 889,680,623
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
85,212 Automatic Data Processing, Inc 22,705,590
25,559 Broadridge Financial Solutions, Inc 3,934,808
72,507 Cintas Corp 14,837,107
189,039 (a) Copart, Inc 5,504,816
25,112 Equifax, Inc 4,334,833
26,100 Jacobs Solutions, Inc 3,521,673
24,275 (a) Leidos Holdings, Inc 2,806,190
67,560 Paychex, Inc 7,893,710
40,967 Republic Services, Inc 8,625,602
61,091 (a) Rollins, Inc 2,319,625
53,756 Veralto Corp 5,062,203
26,940 Verisk Analytics, Inc 5,249,259
76,903 Waste Management, Inc 17,422,375
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 104,217,791
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
2,059,868 (a) Amazon.com, Inc 559,418,951
3,436 (a) Autozone, Inc 10,363,835
38,111 Best Buy Co, Inc 3,287,455
152,560 (a) Carvana Co 9,513,642
92,644 eBay, Inc 10,562,342
30,791 Genuine Parts Co 3,829,477
209,881 Home Depot, Inc 69,672,097
119,332 Lowe's Cos, Inc 24,798,383
176,371 (a) O'Reilly Automotive, Inc 15,758,749
68,626 Ross Stores, Inc 17,229,930
232,648 TJX Cos, Inc 36,604,836
107,868 Tractor Supply Co 3,319,098
8,991 (a) Ulta Beauty, Inc 4,610,855
24,422 Williams-Sonoma, Inc 5,584,334
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 774,553,984
CONSUMER DURABLES & APPAREL - 0.4%
27,844 (a) Deckers Outdoor Corp 2,697,527
53,647 DR Horton, Inc 7,674,740
34,374 (a) Garmin Ltd 10,098,394
27,799 (a) Hasbro, Inc 2,611,438
42,443 Lennar Corp (Class A) 3,495,181
19,137 (a) Lululemon Athletica, Inc 2,274,815
256,611 Nike, Inc (Class B) 10,703,245
563 (a) NVR, Inc 3,460,789
40,030 Pulte Homes, Inc 5,062,594
8,795 Ralph Lauren Corp 3,345,090

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
44,274 Tapestry, Inc $ 6,746,029
TOTAL CONSUMER DURABLES & APPAREL 58,169,842
CONSUMER SERVICES - 1.6%
89,141 (a) Airbnb, Inc 13,506,644
163,283 Booking Holdings, Inc 31,497,291
281,180 (a) Carnival Corp Ltd 7,819,616
274,008 (a) Chipotle Mexican Grill, Inc (Class A) 10,198,578
22,638 Darden Restaurants, Inc 4,608,644
6,080 Domino's Pizza, Inc 2,112,435
79,328 (a) DoorDash, Inc 15,560,980
23,423 Expedia Group, Inc 6,903,695
48,563 Hilton Worldwide Holdings, Inc 15,563,956
56,925 Las Vegas Sands Corp 2,783,063
45,556 Marriott International, Inc (Class A) 16,984,643
149,637 McDonald's Corp 40,497,758
41,617 (a) MGM Resorts International 1,854,870
90,083 (a) Norwegian Cruise Line Holdings Ltd 1,669,238
52,694 Royal Caribbean Cruises Ltd 16,772,500
242,686 Starbucks Corp 25,542,702
15,440 Wynn Resorts Ltd 1,533,346
57,864 Yum! Brands, Inc 8,869,394
TOTAL CONSUMER SERVICES 224,279,353
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
7,629 Casey's General Stores, Inc 6,644,859
93,201 Costco Wholesale Corp 88,717,100
45,352 Dollar General Corp 5,761,972
37,744 (a) Dollar Tree, Inc 4,801,414
114,020 Kroger Co 6,583,515
103,543 Sysco Corp 8,826,005
97,291 Target Corp 14,057,576
921,528 Walmart, Inc 102,473,914
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 237,866,355
ENERGY - 3.3%
65,166 APA Corp 2,431,995
207,271 Baker Hughes Co 12,537,823
49,359 Chesapeake Energy Corp 4,641,227
393,503 Chevron Corp 77,453,196
259,673 ConocoPhillips 31,285,403
253,872 Devon Energy Corp 11,457,243
40,712 Diamondback Energy, Inc 8,262,500
110,807 EOG Resources, Inc 16,475,893
132,077 (a) EQT Corp 7,038,383
871,713 (a) ExxonMobil Holdings Corp 135,499,069
171,134 Halliburton Co 5,519,072
410,648 Kinder Morgan, Inc 13,214,653
62,173 Marathon Petroleum Corp 19,675,889
149,761 Occidental Petroleum Corp 8,546,860
129,566 ONEOK, Inc 11,765,888
85,374 Phillips 66 18,071,968
316,359 Schlumberger Ltd 15,688,243
45,662 Targa Resources Corp 12,345,635
11,391 Texas Pacific Land Corp 4,585,789
63,178 Valero Energy Corp 19,768,396
260,435 Williams Cos, Inc 18,631,520
TOTAL ENERGY 454,896,645
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
27,355 Alexandria Real Estate Equities, Inc 1,407,415
99,176 American Tower Corp 17,193,151
31,293 AvalonBay Communities, Inc 5,808,294
26,800 Boston Properties, Inc 1,879,216
21,518 Camden Property Trust 2,384,410
90,026 Crown Castle, Inc 6,868,984

S&P 500 Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
73,459 Digital Realty Trust, Inc $ 13,848,491
20,582 Equinix, Inc 20,978,821
74,179 Equity Residential 4,929,194
13,697 Essex Property Trust, Inc 3,891,866
44,760 Extra Space Storage, Inc 6,626,270
13,988 Federal Realty Investment Trust 1,735,771
155,185 Healthpeak Properties, Inc 3,387,688
144,601 Host Hotels & Resorts Inc 3,633,823
113,645 Invitation Homes, Inc 3,377,529
63,336 Iron Mountain, Inc 7,747,259
140,386 Kimco Realty Corp 3,577,035
22,997 Mid-America Apartment Communities, Inc 3,043,423
196,183 (b) Prologis, Inc 28,370,024
35,693 Public Storage, Inc 11,570,600
198,068 Realty Income Corp 12,650,603
30,851 Regency Centers Corp 2,477,027
21,467 SBA Communications Corp 3,885,098
68,900 Simon Property Group, Inc 15,803,593
67,716 UDR, Inc 2,584,043
104,979 Ventas, Inc 9,816,586
221,007 VICI Properties, Inc 5,823,534
148,107 Welltower, Inc 34,722,205
142,454 Weyerhaeuser Co 3,565,624
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 243,587,577
FINANCIAL SERVICES - 7.2%
111,897 American Express Co 37,625,366
19,027 Ameriprise Financial, Inc 10,385,698
97,204 Apollo Global Management, Inc 12,207,850
43,978 Ares Management Corp 5,633,142
145,860 Bank of New York Mellon Corp 22,802,294
385,351 (a) Berkshire Hathaway, Inc 197,122,450
30,394 BlackRock, Inc 33,141,314
158,197 (a) Blackstone, Inc 20,209,667
111,851 (a) Block, Inc 9,086,775
132,538 Capital One Financial Corp 27,701,767
21,146 Cboe Global Markets, Inc 6,560,124
343,684 Charles Schwab Corp 36,169,304
75,482 CME Group, Inc 20,213,325
46,242 (a) Coinbase Global, Inc 6,763,355
13,654 (a) Corpay, Inc 5,217,330
7,941 Factset Research Systems, Inc 2,090,071
103,432 Fidelity National Information Services, Inc 4,630,651
106,567 (a) Fiserv, Inc 5,748,224
62,771 Franklin Resources, Inc 2,125,426
44,833 Global Payments, Inc 3,769,559
62,189 Goldman Sachs Group, Inc 63,332,034
92,911 (a) Interactive Brokers Group, Inc (Class A) 8,175,239
120,552 Intercontinental Exchange, Inc 18,381,769
89,454 Invesco Ltd 2,647,838
15,929 Jack Henry & Associates, Inc 2,453,703
149,198 KKR & Co, Inc 15,133,153
169,520 Mastercard, Inc (Class A) 97,151,912
31,970 Moody's Corp 15,293,809
252,704 Morgan Stanley 53,173,976
15,141 MSCI, Inc (Class A) 8,664,286
95,952 Nasdaq Stock Market, Inc 9,037,719
40,530 (a) Northern Trust Corp 7,384,161
184,788 PayPal Holdings, Inc 10,571,721
36,372 Raymond James Financial, Inc 6,400,745
166,407 (a) Robinhood Markets, Inc 14,404,190
63,592 S&P Global, Inc 26,195,453
59,677 State Street Corp 10,990,116

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
72,022 Synchrony Financial $ 5,458,547
44,102 T Rowe Price Group, Inc 4,928,398
348,788 Visa, Inc (Class A) 127,701,750
TOTAL FINANCIAL SERVICES 976,684,211
FOOD, BEVERAGE & TOBACCO - 2.0%
355,105 Altria Group, Inc 24,264,325
102,322 Archer-Daniels-Midland Co 8,111,065
22,744 Brown-Forman Corp (Class B) 653,435
26,949 Bunge Global S.A. 2,862,792
814,223 Coca-Cola Co 71,317,793
29,953 Constellation Brands, Inc (Class A) 3,900,779
107,109 General Mills, Inc 3,829,147
32,386 Hershey Co 5,669,169
63,063 Hormel Foods Corp 1,577,206
21,536 J.M. Smucker Co 2,568,383
294,401 Keurig Dr Pepper, Inc 9,161,759
173,170 Kraft Heinz Co 4,476,445
47,346 McCormick & Co, Inc 2,409,912
24,356 Molson Coors Brewing Co (Class B) 1,012,235
269,133 Mondelez International, Inc 16,769,677
150,277 (a) Monster Beverage Corp 14,483,697
288,149 PepsiCo, Inc 40,214,075
328,054 Philip Morris International, Inc 62,599,264
62,765 Tyson Foods, Inc (Class A) 3,637,859
TOTAL FOOD, BEVERAGE & TOBACCO 279,519,017
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
366,930 Abbott Laboratories 38,784,501
13,805 (a) Align Technology, Inc 2,335,254
41,122 AmerisourceBergen Corp 12,802,923
93,752 (a),(c) Baxter International, Inc 2,452,552
58,854 Becton Dickinson & Co 9,747,399
310,544 (a) Boston Scientific Corp 14,511,721
49,843 Cardinal Health, Inc 11,465,385
94,479 (a) Centene Corp 5,878,483
56,396 Cigna Group 15,737,304
41,702 (a) Cooper Cos, Inc 3,015,889
267,861 CVS Health Corp 27,972,724
6,562 (a) DaVita, Inc 1,575,471
82,339 (a) DexCom, Inc 6,871,189
120,834 (a) Edwards Lifesciences Corp 10,400,182
46,246 Elevance Health, Inc 17,381,097
98,628 GE HealthCare Technologies, Inc 6,708,677
33,161 (a) HCA, Inc 13,350,287
19,752 (a) Henry Schein, Inc 1,693,734
25,574 Humana, Inc 9,305,356
16,523 (a) IDEXX Laboratories, Inc 9,237,514
12,762 (a) Insulet Corp 2,110,197
74,283 (a) Intuitive Surgical, Inc 26,246,412
16,670 Labcorp Holdings, Inc 5,154,364
25,136 McKesson Corp 21,521,192
273,576 Medtronic plc 23,360,655
22,416 Quest Diagnostics, Inc 5,223,152
31,593 Resmed, Inc 6,665,491
28,993 (a) Solventum Corp 2,477,162
21,568 STERIS plc 4,926,131
73,486 Stryker Corp 23,934,390
190,981 UnitedHealth Group, Inc 79,142,526
10,002 (a) Universal Health Services, Inc (Class B) 1,684,737
30,878 (a) Veeva Systems, Inc 6,292,319

S&P 500 Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
37,519 Zimmer Biomet Holdings, Inc $ 3,524,160
TOTAL HEALTH CARE EQUIPMENT & SERVICES 433,490,530
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
50,988 Church & Dwight Co, Inc 5,038,124
25,223 (a) Clorox Co 2,409,553
170,248 Colgate-Palmolive Co 15,543,642
53,493 Estee Lauder Cos (Class A) 4,488,063
409,848 Kenvue, Inc 7,885,476
69,394 (c) Kimberly-Clark Corp 7,585,458
488,522 Procter & Gamble Co 70,586,544
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 113,536,860
INSURANCE - 1.7%
93,994 Aflac, Inc 11,982,355
53,622 Allstate Corp 14,160,498
110,129 American International Group, Inc 8,653,937
45,505 Aon plc 16,406,828
70,984 (a) Arch Capital Group Ltd 7,136,021
10,075 Assurant, Inc 2,812,839
61,349 (a) Brown & Brown, Inc 4,318,970
76,688 Chubb Ltd 26,892,948
33,017 Cincinnati Financial Corp 5,866,461
4,619 (c) Erie Indemnity Co (Class A) 1,117,983
8,257 Everest Re Group Ltd 3,089,356
55,528 Gallagher (Arthur J.) & Co 13,849,794
15,023 Globe Life, Inc 2,737,942
56,736 Hartford Financial Services Group, Inc 8,051,406
34,936 Loews Corp 4,052,925
100,631 Marsh & McLennan Cos, Inc 19,088,694
115,305 (a) Metlife, Inc 11,084,270
43,138 Principal Financial Group 4,904,791
122,477 Progressive Corp 25,894,087
73,201 Prudential Financial, Inc 8,936,378
45,326 Travelers Cos, Inc 16,968,241
58,009 W.R. Berkley Corp 4,207,973
18,933 Willis Towers Watson plc 6,359,973
TOTAL INSURANCE 228,574,670
MATERIALS - 1.8%
47,537 (a) Air Products & Chemicals, Inc 14,018,186
25,602 (a) Albemarle Corp 3,011,819
95,874 Amcor plc 4,302,825
14,589 Avery Dennison Corp 2,476,191
50,774 Ball Corp 3,295,233
31,628 CF Industries Holdings, Inc 3,959,509
142,570 Corteva, Inc 11,221,685
144,469 CRH plc 13,726,000
141,832 Dow, Inc 4,296,091
28,825 (a) DuPont de Nemours, Inc 3,949,025
53,854 Ecolab, Inc 14,951,486
299,564 Freeport-McMoRan, Inc (Class B) 18,761,693
52,632 (a) International Flavors & Fragrances, Inc 4,169,507
110,618 International Paper Co 4,516,533
97,373 Linde plc 46,581,296
51,202 LyondellBasell Industries NV 3,178,620
12,216 Martin Marietta Materials, Inc 6,415,110
64,010 Mosaic Co 1,415,901
227,383 Newmont Goldcorp Corp 21,308,061
47,597 Nucor Corp 12,246,232
19,539 Packaging Corp of America 4,803,468
47,678 PPG Industries, Inc 5,269,372
49,299 Sherwin-Williams Co 16,803,564
113,406 Smurfit WestRock plc 5,213,274
28,472 Steel Dynamics, Inc 7,153,875

SHARES DESCRIPTION VALUE
MATERIALS (continued)
27,610 Vulcan Materials Co $ 7,415,218
TOTAL MATERIALS 244,459,774
MEDIA & ENTERTAINMENT - 9.0%
994,538 Alphabet, Inc 354,701,978
1,233,892 Alphabet, Inc (Class A) 439,425,958
17,094 (a) Charter Communications, Inc 2,478,288
760,838 Comcast Corp (Class A) 18,229,679
29,447 (a) EchoStar Corp (Class A) 2,476,198
46,033 Electronic Arts, Inc 9,660,485
45,990 Fox Corp (Class A) 2,677,998
31,403 Fox Corp (Class B) 1,631,072
33,864 (a) Live Nation, Inc 5,896,738
462,168 Meta Platforms, Inc 257,293,547
885,940 (a) Netflix, Inc 63,530,757
77,943 News Corp (Class A) 2,148,109
23,838 News Corp (Class B) 745,414
61,303 Omnicom Group, Inc 4,824,546
26,929 (a) Paramount Skydance Corp 214,355
35,388 (a) Take-Two Interactive Software, Inc 8,596,453
12,055 TKO Group Holdings, Inc 2,191,720
365,811 Walt Disney Co 35,187,360
522,714 (a) Warner Bros Discovery, Inc 13,747,378
TOTAL MEDIA & ENTERTAINMENT 1,225,658,033
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
371,495 AbbVie, Inc 93,222,955
61,269 Agilent Technologies, Inc 8,477,792
113,582 Amgen, Inc 43,747,243
32,374 (a) Biogen, Inc 6,570,303
34,200 Bio-Techne Corp 2,465,478
428,388 Bristol-Myers Squibb Co 27,978,020
9,145 (a) Charles River Laboratories International, Inc 2,126,304
134,098 Danaher Corp 26,146,428
166,438 Eli Lilly & Co 191,210,632
261,277 Gilead Sciences, Inc 34,020,878
34,011 (a) Incyte Corp 4,064,995
34,718 (a) IQVIA Holdings, Inc 8,159,424
505,902 Johnson & Johnson 129,687,978
519,468 Merck & Co, Inc 67,634,734
4,431 (a) Mettler-Toledo International, Inc 6,275,625
70,758 (a) Moderna, Inc 3,878,954
22,768 (a) PerkinElmer, Inc 2,561,855
1,213,979 Pfizer, Inc 30,361,615
21,275 Regeneron Pharmaceuticals, Inc 16,224,953
78,258 Thermo Fisher Scientific, Inc 44,943,569
53,157 (a) Vertex Pharmaceuticals, Inc 25,361,205
243,422 Viatris, Inc 4,274,490
20,251 (a) Waters Corp 7,640,905
15,036 West Pharmaceutical Services, Inc 5,126,675
85,294 Zoetis, Inc 6,592,373
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 798,755,383
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
61,314 (a) CBRE Group, Inc 9,001,508
89,164 (a) CoStar Group, Inc 2,564,357
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,565,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.8%
343,158 (a) Advanced Micro Devices, Inc 163,394,682
102,731 Analog Devices, Inc 37,744,397
166,944 Applied Materials, Inc 84,752,461
996,319 Broadcom, Inc 387,847,060
21,641 (a) First Solar, Inc 4,566,900
994,416 (a) Intel Corp 89,696,323
274,921 KLA Corp 50,261,057

S&P 500 Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
263,162 Lam Research Corp $ 77,111,729
184,367 Marvell Technology, Inc 34,579,875
113,491 Microchip Technology, Inc 8,431,246
237,369 Micron Technology, Inc 195,361,808
10,375 Monolithic Power Systems, Inc 14,795,061
5,097,001 Nvidia Corp 1,023,222,951
53,805 NXP Semiconductors NV 12,329,954
80,508 (a) ON Semiconductor Corp 6,570,258
43,111 Qnity Electronics, Inc 5,655,301
222,144 QUALCOMM, Inc 32,790,676
30,200 Skyworks Solutions, Inc 1,880,856
33,054 Teradyne, Inc 12,153,625
191,542 Texas Instruments, Inc 52,815,791
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,295,962,011
SOFTWARE & SERVICES - 9.2%
129,997 Accenture plc 21,569,102
86,141 (a) Adobe, Inc 21,570,568
29,640 (a) Akamai Technologies, Inc 3,413,935
56,278 (a) AppLovin Corp 22,280,460
44,264 (a) Autodesk, Inc 10,366,629
57,483 (a) Cadence Design Systems, Inc 19,545,370
102,571 Cognizant Technology Solutions Corp (Class A) 5,677,305
214,056 (a) Crowdstrike Holdings, Inc 40,854,728
68,773 (a) Datadog, Inc 18,429,101
4,919 (a) Fair Isaac Corp 5,523,889
129,700 (a) Fortinet, Inc 21,004,915
16,291 (a) Gartner, Inc 2,460,267
112,609 Gen Digital, Inc 3,091,117
26,834 (a) GoDaddy, Inc 2,220,245
197,857 International Business Machines Corp 44,250,718
58,488 Intuit, Inc 18,486,302
1,562,961 Microsoft Corp 726,339,236
357,288 Oracle Corp 46,400,993
483,047 (a) Palantir Technologies, Inc 59,443,764
170,560 (a) Palo Alto Networks, Inc 56,596,925
26,403 (a) PTC, Inc 3,622,492
21,521 Roper Industries, Inc 8,435,586
174,264 Salesforce, Inc 32,068,061
219,645 (a) ServiceNow, Inc 24,431,113
39,704 (a) Synopsys, Inc 15,435,327
94,423 (a) Trade Desk, Inc 1,703,391
52,555 (a) Trimble Inc 2,973,562
9,476 (a) Tyler Technologies, Inc 2,933,770
16,138 VeriSign, Inc 4,680,343
43,560 (a) Workday, Inc 6,984,410
TOTAL SOFTWARE & SERVICES 1,252,793,624
TECHNOLOGY HARDWARE & EQUIPMENT - 10.5%
258,848 Amphenol Corp (Class A) 41,596,874
3,090,799 Apple, Inc 954,778,719
217,309 (a) Arista Networks, Inc 39,191,678
27,222 CDW Corp 4,023,684
29,394 (a) Ciena Corp 11,083,008
830,749 Cisco Systems, Inc 96,358,577
41,191 (a) Coherent Corp 10,828,702
163,518 Corning, Inc 22,606,363
60,534 Dell Technologies, Inc 24,538,668
12,196 (a) F5 Networks, Inc 4,909,744
77,176 (a) Flextronics International Ltd 8,778,770
278,532 Hewlett Packard Enterprise Co 13,341,683
197,019 HP, Inc 5,372,708
23,264 Jabil Inc 7,329,323
35,727 (a) Keysight Technologies, Inc 11,399,771

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
16,432 (a) Lumentum Holdings, Inc $ 11,731,462
34,430 Motorola Solutions, Inc 15,002,872
40,715 NetApp, Inc 7,267,627
31,187 (a) SanDisk Corp 37,886,903
47,236 Seagate Technology Holdings plc 40,440,157
107,175 (a) Super Micro Computer, Inc 3,043,770
61,628 (a) TE Connectivity plc 12,676,263
10,203 (a) Teledyne Technologies, Inc 6,688,781
72,587 Western Digital Corp 39,548,301
10,611 (a) Zebra Technologies Corp (Class A) 3,117,724
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,433,542,132
TELECOMMUNICATION SERVICES - 0.7%
1,463,296 AT&T, Inc 34,021,632
99,042 T-Mobile US, Inc 17,105,544
878,675 Verizon Communications, Inc 41,130,777
TOTAL TELECOMMUNICATION SERVICES 92,257,953
TRANSPORTATION - 1.3%
24,300 CH Robinson Worldwide, Inc 3,589,839
395,250 CSX Corp 19,920,600
139,025 Delta Air Lines, Inc 12,156,346
27,773 Expeditors International Washington, Inc 4,662,809
46,011 FedEx Corp 14,143,782
20,957 (a) FedEx Freight Holding Co, Inc 2,945,087
16,063 JB Hunt Transport Services, Inc 4,365,120
47,790 Norfolk Southern Corp 16,032,589
38,945 Old Dominion Freight Line 8,261,793
98,830 (a) Southwest Airlines Co 4,444,385
427,661 (a) Uber Technologies, Inc 30,090,228
124,724 Union Pacific Corp 36,435,622
67,976 (a) United Airlines Holdings, Inc 8,247,528
157,368 United Parcel Service, Inc (Class B) 16,400,893
TOTAL TRANSPORTATION 181,696,621
UTILITIES - 2.1%
127,848 AES Corp 1,876,809
52,320 Alliant Energy Corp 3,703,210
57,337 Ameren Corp 6,284,709
115,948 American Electric Power Co, Inc 14,823,952
43,375 American Water Works Co, Inc 5,819,624
33,819 Atmos Energy Corp 5,843,247
143,942 Centerpoint Energy, Inc 6,051,322
65,261 CMS Energy Corp 4,698,139
78,418 Consolidated Edison, Inc 8,535,799
66,507 Constellation Energy Corp 17,474,714
187,472 Dominion Energy, Inc 12,967,438
45,456 (a) DTE Energy Co 6,448,843
166,032 Duke Energy Corp 20,825,394
82,247 Edison International 6,034,462
97,537 Entergy Corp 10,496,932
46,815 Evergy, Inc 3,886,113
80,373 Eversource Energy 5,753,903
220,826 Exelon Corp 10,118,247
104,892 FirstEnergy Corp 5,067,332
438,215 NextEra Energy, Inc 38,089,648
101,805 NiSource, Inc 4,523,196
43,131 NRG Energy, Inc 5,792,062
461,704 PG&E Corp 8,024,416
25,477 Pinnacle West Capital Corp 2,572,922
154,653 PPL Corp 5,445,332
107,078 Public Service Enterprise Group, Inc 8,210,741
137,697 Sempra Energy 12,193,069
234,814 Southern Co 22,199,316
66,897 Vistra Corp 9,913,466

S&P 500 Index

Portfolio of Investments July 31, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
67,835 WEC Energy Group, Inc $ 7,422,506
129,017 Xcel Energy, Inc 10,089,129
TOTAL UTILITIES 291,185,992
TOTAL COMMON STOCKS
(Cost $3,639,134,438) 13,547,431,141
TOTAL LONG-TERM INVESTMENTS
(Cost $3,639,134,438) 13,547,431,141
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
5,954,067 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(e) 5,954,067
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,954,067) 5,954,067
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 10,000,000 (f) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 9,914,017
TOTAL GOVERNMENT AGENCY DEBT 9,914,017
REPURCHASE AGREEMENTS - 0.2%
29,850,000 (g) Fixed Income Clearing Corporation 3 .640 08/03/26 29,850,000
TOTAL REPURCHASE AGREEMENTS 29,850,000
TREASURY DEBT - 0.4%
10,000,000 (f) United States Treasury Bill 0 .000 08/25/26 9,978,000
5,000,000 (f) United States Treasury Bill 0 .000 09/15/26 4,978,336
10,000,000 (f) United States Treasury Bill 0 .000 09/29/26 9,941,575
3,700,000 (f) United States Treasury Bill 0 .000 10/13/26 3,673,311
25,000,000 (f) United States Treasury Bill 0 .000 11/05/26 24,757,793
5,000,000 (f) United States Treasury Bill 0 .000 11/12/26 4,947,782
TOTAL TREASURY DEBT 58,276,797
TOTAL SHORT-TERM INVESTMENTS
(Cost $98,042,080) 98,040,814
TOTAL INVESTMENTS - 100.0%
(Cost $3,743,130,585) 13,651,426,022
OTHER ASSETS & LIABILITIES, NET - (0.0)% (5,875,173)
NET ASSETS - 100.0% $ 13,645,550,849
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,920,734.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $29,859,055 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $30,447,108.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 228 09/18/26  $ 83,991,750 $ 85,719,450 $ 1,727,700

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
S&P 500 Index
Long-Term Investments
:
Common stocks $13,547,431,141 $— $— $13,547,431,141
Investments purchased with collateral from securities lending 5,954,067 — — 5,954,067
Short-Term Investments
:
Government agency debt — 9,914,017 — 9,914,017
Repurchase agreements — 29,850,000 — 29,850,000
Treasury debt — 58,276,797 — 58,276,797
$13,553,385,208 $98,040,814 $– $13,651,426,022
Investments in Derivatives
Futures contracts* 1,727,700 – – 1,727,700
$1,727,700 $– $– $1,727,700
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Emerging Markets Equity Index
Portfolio of Investments July 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUSTRALIA - 0.3%
403,451 AngloGold Ashanti UK Ltd $ 30,510,104
TOTAL AUSTRALIA 30,510,104
BRAZIL - 4.1%
3,463,697 (a) Ambev S.A. 10,925,799
272,681 (a) Axia Energia S.A. 2,797,735
1,019,255 Axia Energia S.A. 10,620,528
4,127,446 B3 SA-Brasil Bolsa Balcao 12,807,813
1,204,628 (a) Banco Bradesco S.A. 3,799,848
4,151,804 Banco Bradesco S.A. (Preference) 15,094,789
941,600 Banco BTG Pactual S.A. - Unit 10,550,660
1,310,166 (a) Banco do Brasil S.A. 5,518,094
504,348 BB Seguridade Participacoes S.A. 4,105,106
458,900 (a) Caixa Seguridade Participacoes S 1,833,192
1,894,496 Cia de Saneamento Basico do Estado de Sao Paulo 10,352,337
1,429,175 Cia Energetica de Minas Gerais 3,197,152
1,495,000 Cia Paranaense de Energia 4,373,682
151,680 CPFL Energia S.A. 1,380,609
553,200 Embraer S.A. 9,482,368
252,757 Energisa S.A. 2,483,617
755,100 (a) Eneva S.A. 3,919,135
196,615 Engie Brasil Energia S.A. 1,155,840
855,422 Equatorial Energia S.A. 6,523,897
1,039,119 Gerdau S.A. (Preference) 5,120,620
4,639,833 (a) Investimentos Itau S.A. - PR 12,649,555
4,321,578 Itau Unibanco Holding S.A. 36,564,805
404,300 (a) Itau Unibanco Holding S.A. 3,640,108
682,133 Klabin S.A. 2,455,822
1 Klabin S.A. (Preference) 1
670,049 Localiza Rent A Car 4,971,355
546,445 MBRF Global Foods Co S.A. 1,890,780
792,442 Motiva Infraestrutura de Mobilidade S.A. 2,307,378
2,912,918 (a) NU Holdings Ltd 41,742,115
656,485 (a) Petro Rio S.A. 7,880,436
2,972,878 Petroleo Brasileiro S.A. 28,760,233
3,480,925 Petroleo Brasileiro S.A. (Preference) 29,815,998
146,300 Porto Seguro S.A. 1,578,689
1,028,424 Raia Drogasil S.A. 3,749,204
548,288 (b) Rede D'Or Sao Luiz S.A. 3,746,722
1,054,227 Rumo S.A. 3,003,075
175,800 StoneCo Ltd 1,999,725
479,587 Suzano SA 4,098,460
567,200 Telefonica Brasil S.A. 3,651,053
650,400 TIM S.A. 2,492,977
555,160 Ultrapar Participacoes S.A. 3,619,549
2,841,042 (a) Vale S.A. 42,751,681
827,190 Vibra Energia S.A. 5,882,682
1,173,834 WEG S.A. 10,929,833
320,456 XP, Inc 5,466,979
TOTAL BRAZIL 391,692,036
CHILE - 0.4%
35,891,936 Banco de Chile 7,477,953
61,167 Banco de Credito e Inversiones 4,401,261
52,267,109 Banco Santander Chile S.A. 4,552,959
969,264 Cencosud S.A. 2,037,982
310,342 Empresas COPEC S.A. 2,119,572
19,333,844 Enel Chile S.A. 1,704,955
275,222,914 Lan Airlines S.A. 7,323,490
589,474 Plaza S.A. 2,390,167

SHARES DESCRIPTION VALUE
CHILE (continued)
550,946 SACI Falabella $ 3,683,442
112,719 Sociedad Quimica y Minera de Chile S.A. (Class B) 7,601,486
TOTAL CHILE 43,293,267
CHINA - 21.3%
351,500 360 Security Technology, Inc 486,598
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 367,704
1,460,000 (b) 3SBio, Inc 3,117,919
606,500 AAC Technologies Holdings, Inc 2,980,211
45,400 Accelink Technologies Co Ltd 1,085,583
11,685 ACM Research Shanghai, Inc 469,089
11,900 Advanced Fiber Resources Zhuhai Ltd 359,209
43,154 Advanced Micro-Fabrication Equipment, Inc China 2,195,656
126,000 AECC Aviation Power Co Ltd 646,877
21,663,043 Agricultural Bank of China Ltd 17,416,640
4,194,500 Agricultural Bank of China Ltd (Class A) 4,288,955
372,270 Aier Eye Hospital Group Co Ltd 500,754
556,090 (a) Air China Ltd 515,418
107,530 Airtac International Group 4,355,028
501,000 (a),(b),(c) Akeso, Inc 6,002,828
13,375,577 Alibaba Group Holding Ltd 203,755,419
4,652,284 (a),(c) Alibaba Health Information Technology Ltd 2,135,966
2,840,000 Aluminum Corp of China Ltd 3,092,449
652,400 Aluminum Corp of China Ltd (Class A) 927,866
16,465 Amlogic Shanghai Co Ltd 237,527
37,600 Angel Yeast Co Ltd 233,659
954,782 Anhui Conch Cement Co Ltd 2,249,576
126,400 Anhui Conch Cement Co Ltd (Class A) 347,607
20,800 Anhui Gujing Distillery Co Ltd (Class A) 292,253
86,300 Anhui Jianghuai Automobile Group Corp Ltd 335,859
10,137 Anji Microelectronics Technology Shanghai Co Ltd 355,742
23,660 Anker Innovations Technology Co Ltd 427,876
1,005,486 Anta Sports Products Ltd 10,119,627
7,550 APT Medical, Inc 254,443
85,900 Avary Holding Shenzhen Co Ltd 1,036,937
252,500 (a) BAIC BluePark New Energy Technology Co Ltd 225,367
1,668,212 (a) Baidu, Inc 23,109,071
342,500 Baiyin Nonferrous Group Co Ltd 252,759
1,235,616 Bank of Beijing Co Ltd 955,890
250,186 Bank of Changsha Co Ltd 353,354
202,505 Bank of Chengdu Co Ltd 555,215
2,056,343 Bank of China Ltd - A 1,846,584
53,448,425 Bank of China Ltd - H 37,494,325
2,664,000 Bank of Communications Co Ltd - A 2,833,196
6,295,934 Bank of Communications Co Ltd - H 6,065,974
307,700 Bank of Hangzhou Co Ltd 750,149
827,110 Bank of Jiangsu Co Ltd 1,450,113
568,600 Bank of Nanjing Co Ltd 980,032
342,168 Bank of Ningbo Co Ltd 1,616,634
695,209 Bank of Shanghai Co Ltd 973,646
305,600 Bank of Suzhou Co Ltd 384,783
1,007,500 Baoshan Iron & Steel Co Ltd 915,109
28,100 Beijing Compass Technology Development Co Ltd 343,220
162,300 Beijing Enlight Media Co Ltd 286,365
390,500 Beijing Enterprises Holdings Ltd 1,575,039
24,376 Beijing Kingsoft Office Software, Inc 976,915
79,600 Beijing New Building Materials plc 227,506
75,500 Beijing Tongrentang Co Ltd 294,501
15,798 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 71,716
2,263,100 Beijing-Shanghai High Speed Railway Co Ltd 1,720,350
193,247 (a) Bilibili, Inc 3,678,570
21,609 Biwin Storage Technology Co Ltd 720,401
166,100 Bluefocus Intelligent Communications Group Co Ltd 353,089

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
159,100 (b) BOC Aviation Ltd $ 1,568,266
45,600 BOC International China Co Ltd 79,907
1,802,600 BOE Technology Group Co Ltd 1,467,511
3,910,000 (a) Bosideng International Holdings Ltd 2,464,013
251,300 BYD Co Ltd 3,565,585
2,942,810 BYD Co Ltd (H shares) 35,180,797
609,000 (c) BYD Electronic International Co Ltd 1,823,716
763,575 (c) C&D International Investment Group Ltd 1,496,499
123,050 Caitong Securities Co Ltd 152,693
30,116 Cambricon Technologies Corp Ltd 4,926,768
39,800 Canmax Technologies Co Ltd 319,268
1,160,800 (a) CCOOP Group Co Ltd 244,116
8,366,000 (b) CGN Power Co Ltd 3,084,918
23,400 Changchun High & New Technology Industry Group, Inc 280,965
269,545 Changjiang Securities Co Ltd 343,482
11,100 Changzhou Xingyu Automotive Lighting Systems Co Ltd 162,996
84,500 Chaozhou Three-Circle Group Co Ltd 1,384,282
143,000 Chengtun Mining Group Co Ltd 225,055
97,900 Chifeng Jilong Gold Mining Co Ltd 576,597
6,457,530 China Citic Bank 6,367,308
573,400 China CITIC Bank Corp Ltd 664,536
1,391,000 China Coal Energy Co 1,906,536
927,700 China Construction Bank Corp - A 1,491,371
67,226,641 China Construction Bank Corp - H 78,885,479
360,600 China CSSC Holdings Ltd 1,879,740
880,200 (a) China Eastern Airlines Corp Ltd 487,680
1,330,900 China Energy Engineering Corp Ltd 512,781
2,146,500 China Everbright Bank Co Ltd - A 1,008,701
3,307,000 (b),(c) China Feihe Ltd 1,388,243
2,745,745 China Galaxy Securities Co Ltd 2,666,661
247,000 China Galaxy Securities Co Ltd (Class A) 462,119
2,094,268 (a) China Gas Holdings Ltd 1,633,500
213,400 China Great Wall Securities Co Ltd 262,784
165,300 China Greatwall Technology Group Co Ltd 336,179
2,576,500 China Hongqiao Group Ltd 8,107,372
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,844
1,165,824 China Insurance International Holdings Co Ltd 3,270,926
1,382,206 (b) China International Capital Corp Ltd 3,812,054
122,700 China International Capital Corp Ltd 641,953
182,544 China Jushi Co Ltd 1,020,383
5,850,880 China Life Insurance Co Ltd 21,782,478
114,900 China Life Insurance Co Ltd (Class A) 671,929
1,955,341 China Longyuan Power Group Corp Ltd 1,438,658
2,359,000 China Mengniu Dairy Co Ltd 5,691,860
3,051,868 China Merchants Bank Co Ltd 19,800,750
974,095 China Merchants Bank Co Ltd (Class A) 5,717,977
404,500 China Merchants Energy Shipping Co Ltd 1,006,522
318,300 China Merchants Expressway Network & Technology Holdings Co Ltd 476,866
898,894 China Merchants Holdings International Co Ltd 1,755,426
351,020 China Merchants Securities Co Ltd 914,202
414,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 427,226
1,640,358 China Minsheng Banking Corp Ltd - A 879,969
5,260,014 China Minsheng Banking Corp Ltd - H 2,433,816
2,946,000 China Molybdenum Co Ltd 6,349,295
808,200 China Molybdenum Co Ltd (Class A) 2,334,887
2,909,254 China National Building Material Co Ltd 1,380,835
256,700 China National Chemical Engineering Co Ltd 298,060
760,900 China National Nuclear Power Co Ltd 1,021,148
45,600 China National Software & Service Co Ltd 222,604
1,053,000 China Nonferrous Mining Corp Ltd 1,987,091
157,000 China Northern Rare Earth Group High-Tech Co Ltd 924,691
1,406,773 China Oilfield Services Ltd 1,275,844

SHARES DESCRIPTION VALUE
CHINA (continued)
2,880,794 China Overseas Land & Investment Ltd $ 4,954,905
314,400 China Pacific Insurance Group Co Ltd - A 1,504,338
2,074,419 China Pacific Insurance Group Co Ltd - H 8,096,605
1,764,800 China Petroleum & Chemical Corp 1,378,555
18,048,000 China Petroleum & Chemical Corp 10,199,405
3,369,000 (c) China Power International Development Ltd 1,219,263
1,165,611 China Railway Group Ltd - A 795,585
3,330,000 China Railway Group Ltd - H 1,533,109
44,000 China Rare Earth Resources And Technology Co Ltd 312,007
1,268,071 China Resources Beer Holdings Company Ltd 3,826,000
657,800 China Resources Gas Group Ltd 1,403,269
2,278,055 China Resources Land Ltd 9,637,577
73,708 China Resources Microelectronics Ltd 591,898
519,807 (b) China Resources Mixc Lifestyle Services Ltd 2,643,761
1,625,372 (c) China Resources Power Holdings Co 4,004,400
63,727 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 243,924
9,922,904 (a),(c) China Ruyi Holdings Ltd 1,823,396
303,500 China Shenhua Energy Co Ltd - A 2,052,638
2,640,500 China Shenhua Energy Co Ltd - H 14,628,041
958,000 (c) China Shipping Development Co Ltd 1,699,197
272,200 (a) China Southern Airlines Co Ltd (Class A) 211,770
2,240,710 China State Construction Engineering Corp Ltd 1,561,089
1,369,000 China Three Gorges Renewables Group Co Ltd 791,310
89,600 China Tourism Group Duty Free Corp Ltd 771,257
3,458,377 (b) China Tower Corp Ltd 4,420,907
105,400 China Tungsten And Hightech Materials Co Ltd 772,704
1,731,500 China United Network Communications Ltd 1,143,719
588,700 (a) China Vanke Co Ltd (Class A) 291,564
230,000 China XD Electric Co Ltd 454,701
1,141,900 China Yangtze Power Co Ltd 4,922,953
934,215 China Zheshang Bank Co Ltd 419,511
242,100 (a) Chongqing Afari Technology Co Ltd 298,709
382,566 Chongqing Changan Automobile Co Ltd 446,262
2,024,000 Chongqing Rural Commercial Bank 1,694,141
620,452 Chongqing Rural Commercial Bank Co Ltd 621,236
95,500 (a) Chongqing Zhifei Biological Products Co Ltd 184,413
1,261,633 (c) Chow Tai Fook Jewellery Group Ltd 1,987,022
158,144 (a) CICT Mobile Communication Technology Co Ltd 276,832
3,485,738 Citic Pacific Ltd 5,486,644
117,100 Citic Pacific Special Steel Group Co Ltd 259,660
1,266,232 CITIC Securities Co Ltd 4,420,269
564,380 CITIC Securities Co Ltd (Class A) 2,375,660
38,080 CNGR Advanced Material Co Ltd 229,527
428,500 CNPC Capital Co Ltd 456,442
2,954,000 Cnpc Hong Kong Ltd 2,731,926
207,080 Contemporary Amperex Technology Co Ltd 12,140,005
140,700 (c) Contemporary Amperex Technology Co Ltd 11,138,481
163,700 COSCO SHIPPING Energy Transportation Co Ltd 409,277
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,452,995
1,871,800 COSCO SHIPPING Holdings Co Ltd - H 3,765,535
3,433,000 CRRC Corp Ltd 2,303,737
1,309,600 CRRC Corp Ltd (Class A) 1,195,443
174,500 CSC Financial Co Ltd 666,586
123,101 CSI Solar Co Ltd 191,427
77,100 CSPC Innovation Pharmaceutical Co Ltd 434,332
6,329,489 CSPC Pharmaceutical Group Ltd 6,923,922
30,600 Dajin Heavy Industry Co Ltd 178,846
1,044,700 Daqin Railway Co Ltd 769,488
324,600 Datang International Power Generation Co Ltd 284,339
73,500 Dazhong Mining Co Ltd 281,745
17,000 Delton Technology Guangzhou, Inc 357,700
145,100 Dongfang Electric Corp Ltd 540,086

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
170,400 (a) Dongxing Securities Co Ltd $ 349,002
20,456 (a) Dosilicon Co Ltd 308,401
703,785 East Money Information Co Ltd 2,101,425
36,240 Eastroc Beverage Group Co Ltd 729,679
29,300 Ecovacs Robotics Co Ltd 263,564
21,000 Empyrean Technology Co Ltd 271,362
620,528 ENN Energy Holdings Ltd 3,713,195
115,700 ENN Natural Gas Co Ltd 305,158
67,536 Eoptolink Technology, Inc Ltd 3,959,477
99,961 Eve Energy Co Ltd 803,821
71,000 Everbright Securities Co Ltd 155,676
14,000 EverProX Technologies Co Ltd 290,424
1,993,000 Far East Horizon Ltd 1,750,378
62,800 Fiberhome Telecommunication Technologies Co Ltd 306,237
845,140 Focus Media Information Technology Co Ltd 704,011
212,064 Foshan Haitian Flavouring & Food Co Ltd 1,206,241
365,800 Founder Securities Co Ltd 384,895
197,700 (a) Founder Technology Group Corp 268,373
507,300 Foxconn Industrial Internet Co Ltd 4,258,958
558,700 Full Truck Alliance Co Ltd (ADR) 5,302,063
115,200 Fuyao Glass Industry Group Co Ltd - A 1,017,996
466,898 (b) Fuyao Glass Industry Group Co Ltd - H 3,530,585
378,800 (b) Ganfeng Lithium Group Co Ltd 1,779,491
79,940 Ganfeng Lithium Group Co Ltd 588,635
20,354,795 (a) GCL Technology Holdings Ltd 1,583,303
1,118,283 GD Power Development Co Ltd 842,143
885,500 (a) GDS Holdings Ltd 3,603,228
5,120,828 Geely Automobile Holdings Ltd 12,928,746
268,600 GEM Co Ltd 266,409
914,000 (a) Genscript Biotech Corp 2,102,500
37,380 Geovis Technology Co Ltd 185,198
840,800 GF Securities Co Ltd 1,833,497
293,100 (a) GF Securities Co Ltd (Class A) 926,626
274,800 (b),(c) Giant Biogene Holding Co ltd 1,079,456
105,300 Giant Network Group Co Ltd 457,718
34,468 GigaDevice Semiconductor, Inc 1,926,056
179,000 GoerTek, Inc 613,496
90,500 Gotion High-tech Co Ltd 382,678
1,867,266 Great Wall Motor Co Ltd 2,161,937
117,500 Gree Electric Appliances, Inc of Zhuhai 736,532
77,000 Guangdong Haid Group Co Ltd 564,571
156,100 (a) Guangdong HEC Technology Holding Co Ltd 656,782
2,312,000 Guangdong Investments Ltd 2,495,071
222,800 Guangzhou Automobile Group Co Ltd 182,227
114,800 Guangzhou Haige Communications Group, Inc Co 169,534
86,600 Guangzhou Tinci Materials Technology Co Ltd 457,848
18,381 Guobo Electronics Co Ltd 196,906
56,700 Guocheng Mining Co Ltd 233,996
67,700 Guolian Securities Co Ltd 90,366
280,600 Guosen Securities Co Ltd 428,659
656,360 Guotai Junan Securities Co Ltd 1,783,401
1,820,696 (b) Guotai Junan Securities Co Ltd (Hong Kong) 3,469,103
80,930 Guoyuan Securities Co Ltd 88,022
1,278,000 (b),(c) Haidilao International Holding Ltd 1,933,603
339,100 Haier Smart Home Co Ltd 1,164,102
1,885,400 (a) Haier Smart Home Co Ltd 5,435,296
2,100,900 (a) Hainan Airlines Holding Co Ltd 426,502
650,200 Hainan Airport Infrastructure Co Ltd 282,309
50,100 Haisco Pharmaceutical Group Co Ltd 463,322
527,000 Haitian International Holdings Ltd 1,397,393
32,700 Hangzhou Chang Chuan Technology Co Ltd 1,255,544
111,790 Hangzhou First Applied Material Co Ltd 242,799

SHARES DESCRIPTION VALUE
CHINA (continued)
46,500 Hangzhou Silan Microelectronics Co Ltd $ 194,177
16,400 Hangzhou Tigermed Consulting Co Ltd - A 121,517
994,000 (b) Hansoh Pharmaceutical Group Co Ltd 4,069,926
42,500 (a) Hebei Changshan Biochemical Pharmaceutical Co Ltd 156,980
123,100 (a) Henan Shenhuo Coal & Power Co Ltd 475,960
21,673 Henan Shijia Photons Technology Co Ltd 289,119
218,270 Henan Shuanghui Investment & Development Co Ltd 840,449
464,000 Hengan International Group Co Ltd 1,463,718
370,520 Hengli Petrochemical Co Ltd 916,647
127,300 Hengtong Optic-electric Co Ltd 892,796
722,400 (a),(c) Hesai Group 1,526,785
38,220 Hithink RoyalFlush Information Network Co Ltd 1,330,680
4,092,000 (a),(c) Horizon Robotics 2,716,049
41,000 (a) Hoshine Silicon Industry Co Ltd 203,285
21,144 (a) Hua Hong Grace Semiconductor Ltd 743,207
592,051 (a),(b) Hua Hong Semiconductor Ltd 9,648,693
555,400 Huadian Power International Corp Ltd (Class A) 395,950
82,100 Huadong Medicine Co Ltd 354,405
146,400 Huafon Chemical Co Ltd 237,971
46,200 Huagong Tech Co Ltd 650,230
380,000 Huaneng Power International, Inc - A 404,776
3,503,110 (c) Huaneng Power International, Inc - H 2,692,174
61,600 Huaqin Co Ltd 741,061
1,027,400 (b),(c) Huatai Securities Co Ltd 2,214,777
392,100 Huatai Securities Co Ltd (Class A) 1,139,235
692,419 Huaxia Bank Co Ltd 715,246
134,473 Huayu Automotive Systems Co Ltd 335,736
147,606 Huazhu Group Ltd (ADR) 6,301,300
25,100 Hubei Feilihua Quartz Glass Co Ltd 270,730
21,800 Huizhou Desay Sv Automotive Co Ltd 298,243
389,400 Hunan Valin Steel Co Ltd 227,074
40,400 Hunan Yuneng New Energy Battery Material Co Ltd 379,239
98,096 Hundsun Technologies, Inc 333,194
21,975 Hwatsing Technology Co Ltd 836,172
107,060 Hygon Information Technology Co Ltd 4,392,845
121,200 Iflytek Co Ltd 757,072
15,260 Imeik Technology Development Co Ltd 246,644
2,952,005 Industrial & Commercial Bank of China Ltd - A 3,494,816
52,005,777 Industrial & Commercial Bank of China Ltd - H 49,748,071
998,200 Industrial Bank Co Ltd 2,795,975
376,480 Industrial Securities Co Ltd 337,051
22,800 Ingenic Semiconductor Co Ltd 426,904
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 631,139
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 563,182
649,400 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 455,649
91,600 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 433,051
303,300 Inner Mongolia Yili Industrial Group Co Ltd 1,216,948
713,000 Inner Mongolia Yitai Coal Co 2,052,727
1,164,737 (a),(b) Innovent Biologics, Inc 12,861,246
76,900 Inspur Electronic Information Industry Co Ltd 814,963
44,100 Isoftstone Information Technology Group Co Ltd 250,740
1,839,600 (a) J&T Global Express Ltd 2,366,405
159,684 JA Solar Technology Co Ltd 177,630
96,100 JCET Group Co Ltd 932,862
865,099 (a),(b) JD Health International, Inc 4,353,365
1,332,500 (a),(b) JD Logistics, Inc 2,555,127
1,828,934 JD.com, Inc 30,085,913
302,900 Jiangsu Eastern Shenghong Co Ltd 527,822
70,200 Jiangsu Etern Co Ltd 332,135
61,256 Jiangsu Hengli Hydraulic Co Ltd 984,916
320,219 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,564,962
80,500 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 511,526

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
157,000 Jiangsu Zhongtian Technology Co Ltd $ 660,981
804,000 Jiangxi Copper Co Ltd 3,617,522
100,300 Jiangxi Copper Co Ltd (Class A) 645,207
135,500 (a) Jinduicheng Molybdenum Co Ltd 420,528
535,296 Jinko Solar Co Ltd 343,651
191,500 Jinshan Gold Mines, Inc 4,323,347
62,300 JL Mag Rare-Earth Co Ltd 236,028
291,000 Kanzhun Ltd (ADR) 4,737,480
1,608,000 KE Holdings, Inc 9,019,111
2,252,000 (a) Kingdee International Software Group Co Ltd 2,420,210
136,800 Kingfa Sci & Tech Co Ltd 313,273
109,300 Kingnet Network Co Ltd 278,024
843,000 Kingsoft Corp Ltd 2,892,191
2,266,801 (b) Kuaishou Technology 12,624,137
112,300 Kuang-Chi Technologies Co Ltd 513,869
71,100 Kunlun Tech Co Ltd 453,991
60,043 Kweichow Moutai Co Ltd 12,018,299
31,500 (c) Laopu Gold Co Ltd 1,295,564
139,300 LB Group Co Ltd 337,579
5,945,856 Lenovo Group Ltd 18,183,573
256,900 Lens Technology Co Ltd 1,198,000
313,300 Leo Group Co Ltd 215,110
979,310 (a),(c) Li Auto, Inc 6,669,733
1,806,000 Li Ning Co Ltd 3,488,867
354,800 Lingyi iTech Guangdong Co 649,739
1,643,500 (a),(b),(c) Longfor Group Holdings Ltd 1,438,310
369,224 LONGi Green Energy Technology Co Ltd 710,326
16,924 (a) Loongson Technology Corp Ltd 266,598
346,753 Luxshare Precision Industry Co Ltd 2,954,962
72,000 Luzhou Laojiao Co Ltd 969,360
30,870 Mango Excellent Media Co Ltd 74,847
28,120 Maxscend Microelectronics Co Ltd 282,305
4,023,129 (a),(b) Meituan 47,498,978
966,700 Metallurgical Corp of China Ltd 389,352
182,800 Midea Group Co Ltd 2,372,625
316,900 (c) Midea Group Co Ltd 4,015,051
413,600 MINISO Group Holding Ltd 1,350,466
3,556,000 (a) MMG Ltd 3,816,287
53,138 Montage Technology Co Ltd 1,610,684
232,784 Muyuan Foods Co Ltd 1,354,432
372,327 NARI Technology Co Ltd 1,342,040
134,469 (a) National Silicon Industry Group Co Ltd 467,229
34,245 NAURA Technology Group Co Ltd 3,479,052
1,401,919 NetEase, Inc 37,299,753
104,200 (a) New China Life Insurance Co Ltd - A 973,155
747,600 New China Life insurance Co Ltd - H 4,609,949
261,300 New Hope Liuhe Co Ltd 270,964
1,053,327 New Oriental Education & Technology Group, Inc 6,177,029
117,106 (a) Nexchip Semiconductor Corp 643,549
60,257 Ningbo Deye Technology Co Ltd 730,956
45,240 Ningbo Orient Wires & Cables Co Ltd 275,706
64,600 Ningbo Sanxing Medical Electric Co Ltd 158,681
62,110 Ningbo Tuopu Group Co Ltd 428,614
371,700 Ningxia Baofeng Energy Group Co Ltd 1,279,923
1,462,800 (a) NIO, Inc 7,177,727
1,407,700 (b) Nongfu Spring Co Ltd 7,839,487
260,380 Orient Securities Co Ltd 354,465
453,717 (a) PDD Holdings, Inc (ADR) 40,181,178
6,874,220 People's Insurance Co Group of China Ltd 4,778,912
404,700 People's Insurance Co Group of China Ltd (Class A) 441,412
16,856,000 PetroChina Co Ltd 21,448,570
1,189,000 PetroChina Co Ltd 1,957,508

SHARES DESCRIPTION VALUE
CHINA (continued)
75,900 Pharmaron Beijing Co Ltd - A $ 413,353
5,510,306 PICC Property & Casualty Co Ltd 11,500,260
907,600 Ping An Bank Co Ltd 1,564,082
5,246,692 Ping An Insurance Group Co of China Ltd 39,196,831
505,500 Ping An Insurance Group Co of China Ltd (Class A) 4,106,168
13,542 Piotech, Inc 1,332,121
695,200 Poly Developments and Holdings Group Co Ltd 543,961
149,400 (a) Pony AI, Inc 1,192,123
401,675 (b),(c) Pop Mart International Group Ltd 8,335,395
1,587,078 Postal Savings Bank of China Co Ltd - A 1,218,378
6,888,000 (b) Postal Savings Bank of China Co Ltd - H 4,461,308
796,800 Power Construction Corp of China Ltd 577,096
264,300 (a) Qinghai Salt Lake Industry Co Ltd 1,067,028
4,758 QuantumCTek Co Ltd 270,835
83,300 Range Intelligent Computing Technology Group Co Ltd 779,855
22,216 Raytron Technology Co Ltd 464,913
156,500 (a),(b) Remegen Co Ltd 1,630,844
17,026 (a) Remegen Co Ltd 284,756
7,800 (a) RoboTechnik Intelligent Technology Co Ltd 479,774
21,700 Rockchip Electronics Co Ltd 604,624
456,000 Rongsheng Petrochemical Co Ltd 835,290
341,500 (a) SAIC Motor Corp Ltd 572,815
173,200 Sailun Group Co Ltd 363,384
254,100 Sanan Optoelectronics Co Ltd 460,894
19,500 Sangfor Technologies, Inc 348,972
394,100 Sany Heavy Industry Co Ltd 1,200,189
122,291 Satellite Chemical Co Ltd 458,529
290,100 SDIC Capital Co Ltd 280,336
429,600 (a) SDIC Power Holdings Co Ltd 970,930
21,539,000 (a),(b),(c) SenseTime Group, Inc 3,990,700
64,900 Seres Group Co Ltd 599,238
191,000 SF Holding Co Ltd 990,882
43,641 SG Micro Corp 617,817
490,871 Shaanxi Coal Industry Co Ltd 1,801,689
176,245 Shandong Gold Mining Co Ltd - A 738,314
723,124 (b) Shandong Gold Mining Co Ltd - H 1,866,607
53,215 Shandong Himile Mechanical Science & Technology Co Ltd 411,938
140,600 Shandong Hongqiao Aluminum Industry Holding Co Ltd 432,392
120,497 Shandong Hualu Hengsheng Chemical Co Ltd 384,837
673,600 Shandong Nanshan Aluminum Co Ltd 471,677
104,900 Shandong Sun Paper Industry JSC Ltd 226,347
262,300 Shanghai 2345 Network Holding Group Co Ltd 262,745
24,441 Shanghai Allist Pharmaceuticals Co Ltd 402,887
90,417 Shanghai Baosight Software Co Ltd 249,157
581,700 Shanghai Electric Group Co Ltd 594,547
146,400 Shanghai Electric Power Co Ltd 313,869
32,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 112,873
21,768 Shanghai Friendess Electronic Technology Corp Ltd 337,923
72,400 Shanghai International Airport Co Ltd 264,775
54,200 Shanghai Pharmaceuticals Holding Co Ltd - A 135,460
1,425,230 Shanghai Pudong Development Bank Co Ltd 2,008,720
105,283 Shanghai Putailai New Energy Technology Co Ltd 371,300
348,100 Shanghai RAAS Blood Products Co Ltd 267,185
591,000 Shanghai Rural Commercial Bank Co Ltd 752,292
39,319 Shanghai United Imaging Healthcare Co Ltd 673,235
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd 394,665
21,500 Shannon Semiconductor Technology Co Ltd 462,495
192,900 Shanxi Lu'an Environmental Energy Development Co Ltd 431,702
64,320 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,211,334
182,970 Shanxi Xishan Coal & Electricity Power Co Ltd 176,272
25,200 Sharetronic Data Technology Co Ltd 803,725
243,000 Shenergy Co Ltd 307,674

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
36,023 Shengyi Electronics Co Ltd $ 503,801
119,100 Shengyi Technology Co Ltd 1,862,314
33,788 Shennan Circuits Co Ltd 1,541,165
1,055,300 Shenwan Hongyuan Group Co Ltd 733,131
65,260 Shenzhen Envicool Technology Co Ltd 458,082
70,500 Shenzhen Everwin Precision Technology Co Ltd 287,991
60,927 Shenzhen Inovance Technology Co Ltd 578,468
13,200 Shenzhen Kedali Industry Co Ltd 355,454
51,100 Shenzhen Kinwong Electronic Co Ltd 549,927
22,400 Shenzhen Longsys Electronics Co Ltd 1,151,176
26,800 Shenzhen Megmeet Electrical Co Ltd 423,494
56,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,320,748
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 315,827
49,800 Shenzhen Salubris Pharmaceuticals Co Ltd 245,732
44,800 Shenzhen Sunway Communication Co Ltd 380,562
14,100 Shenzhen Techwinsemi Technology Co Ltd 807,347
59,469 Shenzhen Transsion Holdings Co Ltd 566,553
645,000 Shenzhou International Group Holdings Ltd 3,665,741
11,869 (a) Sichuan Biokin Pharmaceutical Co Ltd 524,138
213,500 (a) Sichuan Changhong Electric Co Ltd 219,443
318,773 Sichuan Chuantou Energy Co Ltd 746,908
22,088 (a) Sichuan Huafeng Technology Co Ltd 449,597
73,700 Sichuan Kelun Pharmaceutical Co Ltd 475,306
44,400 (a),(c) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 2,729,953
312,040 Sichuan Road and Bridge Group Co Ltd 417,040
8,125,331 Sino Biopharmaceutical Ltd 5,213,099
87,200 Sinoma Science & Technology Co Ltd 556,297
33,400 Sinomine Resource Group Co Ltd 232,655
1,022,400 Sinopharm Group Co Ltd 2,267,268
661,500 Sinotruk Hong Kong Ltd 3,428,574
16,198 (a) Skyverse Technology Co Ltd 830,308
1,564,000 (b),(c) Smoore International Holdings Ltd 1,835,889
261,456 (a) SooChow Securities Co Ltd 314,402
10,600 (a) Spring Airlines Co Ltd 73,918
93,120 Sungrow Power Supply Co Ltd 1,432,020
517,317 Sunny Optical Technology Group Co Ltd 3,697,348
78,000 Sunwoda Electronic Co Ltd 220,167
12,447 (a) Suzhou Centec Communications Co Ltd 627,157
88,400 Suzhou Dongshan Precision Manufacturing Co Ltd 2,243,367
8,451 (a) Suzhou Everbright Photonics Co Ltd 283,259
12,900 Suzhou Maxwell Technologies Co Ltd 284,129
57,209 Suzhou TFC Optical Communication Co Ltd 1,442,895
267,832 (a) TAL Education Group (ADR) 3,347,900
249,470 TBEA Co Ltd 774,159
833,690 TCL Technology Group Corp 583,765
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 243,072
4,921,091 Tencent Holdings Ltd 300,693,354
432,200 Tencent Music Entertainment Group (ADR) 4,084,290
735,000 (a) Tianfeng Securities Co Ltd 404,316
76,200 Tianqi Lithium Corp 512,436
196,300 Tianshan Aluminum Group Co Ltd 384,466
86,500 Tianshui Huatian Technology Co Ltd 198,292
1,452,025 Tingyi Cayman Islands Holding Corp 2,199,106
984,400 Tongcheng Travel Holdings Ltd 1,792,078
83,500 TongFu Microelectronics Co Ltd 701,734
620,200 Tongling Nonferrous Metals Group Co Ltd 572,690
231,892 Tongwei Co Ltd 401,273
94,675 Trina Solar Co Ltd 190,523
469,000 (a) Trip.com Group Ltd 21,972,866
472,000 Tsingtao Brewery Co Ltd 2,806,194
42,000 Tsingtao Brewery Co Ltd (Class A) 348,562
174,050 (a),(c) UBTech Robotics Corp Ltd 1,808,020

SHARES DESCRIPTION VALUE
CHINA (continued)
34,299 Unigroup Guoxin Microelectronics Co Ltd $ 330,050
166,080 Unisplendour Corp Ltd 856,302
435,506 (a) United ,NV Technology Co Ltd 501,639
87,900 Universal Scientific Industrial Shanghai Co Ltd 285,300
26,881 (a) Verisilicon Microelectronics Shanghai Co Ltd 765,431
43,600 Victory Giant Technology Huizhou Co Ltd 1,230,385
239,297 Vipshop Holdings Ltd (ADR) 3,670,816
158,700 Wanhua Chemical Group Co Ltd 1,749,456
3,741,587 (a) Want Want China Holdings Ltd 1,612,588
153,400 Wanxiang Qianchao Co Ltd 254,781
1,491,800 Weichai Power Co Ltd 6,237,515
289,000 Weichai Power Co Ltd (Class A) 1,196,977
284,560 Wens Foodstuffs Group Co Ltd 594,208
118,300 Western Mining Co Ltd 673,379
24,665 Western Superconducting Technologies Co Ltd 192,589
62,790 Will Semiconductor Co Ltd 823,701
1,538,900 (a) Wintime Energy Group Co Ltd 359,843
81,100 Wolong Electric Group Co Ltd 380,922
278,568 Wuhan Guide Infrared Co Ltd 519,381
175,000 Wuliangye Yibin Co Ltd 2,021,601
93,690 WUS Printed Circuit Kunshan Co Ltd 1,438,948
107,904 WuXi AppTec Co Ltd - A 2,052,162
326,177 (b),(c) WuXi AppTec Co Ltd - H 6,688,990
2,740,801 (a),(b) Wuxi Biologics Cayman, Inc 13,527,228
285,000 (a),(c) WuXi XDC Cayman, Inc 1,879,958
561,100 XCMG Construction Machinery Co Ltd 744,904
76,400 Xiamen Tungsten Co Ltd 531,651
13,697,436 (a),(b) Xiaomi Corp 50,262,508
74,862 Xinjiang Daqo New Energy Co Ltd 200,821
158,100 (a) Xinjiang Goldwind Science & Technology Co Ltd - A 429,748
3,991,290 (a),(c) Xinyi Solar Holdings Ltd 1,120,418
992,489 (a) XPeng, Inc 6,437,578
1,496,000 (a) XtalPi Holdings Ltd 1,305,606
960,000 (b) Yadea Group Holdings Ltd 1,313,475
15,600 (a) Yangtze Optical Fibre & Cable Joint Stock Ltd 623,080
318,000 (b) Yangtze Optical Fibre and Cable Joint Stock Ltd 3,857,217
47,100 Yantai Jereh Oilfield Services Group Co Ltd 939,662
2,593,204 Yanzhou Coal Mining Co Ltd 3,947,389
275,795 Yanzhou Coal Mining Co Ltd (Class A) 825,172
69,953 Yealink Network Technology Corp Ltd 402,922
142,820 Yintai Gold Co Ltd 494,571
553,100 (a) Yonghui Superstores Co Ltd 268,863
153,999 Yonyou Network Technology Co Ltd 253,585
155,000 YTO Express Group Co Ltd 432,975
5,765 Yuanjie Semiconductor Technology Co Ltd 929,210
264,645 (a) Yum China Holdings, Inc 12,750,596
186,500 Yunnan Aluminium Co Ltd 737,194
62,760 Yunnan Baiyao Group Co Ltd 491,832
45,400 Yunnan Energy New Material Co Ltd 353,868
76,100 Yunnan Tin Co Ltd 383,841
100,300 Yunnan Yuntianhua Co Ltd 443,158
76,600 Zangge Mining Co Ltd 912,655
20,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 427,668
1,341,641 Zhaojin Mining Industry Co Ltd 3,636,948
340,900 Zhejiang Century Huatong Group Co Ltd 683,802
277,800 Zhejiang China Commodities City Group Co Ltd 527,179
119,716 Zhejiang Chint Electrics Co Ltd 447,423
180,800 Zhejiang Dahua Technology Co Ltd 447,307
83,228 Zhejiang Huayou Cobalt Co Ltd 492,518
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 306,184
113,200 Zhejiang Juhua Co Ltd 661,519
390,700 (a),(b) Zhejiang Leapmotor Technologies Ltd 1,994,541

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
158,446 Zhejiang Longsheng Group Co Ltd $ 311,509
134,164 Zhejiang NHU Co Ltd 596,700
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 503,518
35,967 Zhejiang Supcon Technology Co Ltd 495,360
70,044 Zhejiang Weiming Environment Protection Co Ltd 158,683
745,100 Zhejiang Zheneng Electric Power Co Ltd 559,749
103,500 Zhengzhou Yutong Bus Co Ltd 493,913
201,800 Zheshang Securities Co Ltd 285,769
53,180 Zhongji Innolight Co Ltd 7,081,720
200,000 (a) Zhongjin Gold Corp Ltd 683,610
301,900 Zhongtai Securities Co Ltd 252,405
44,389 (a) Zhuzhou CRRC Times Electric Co Ltd 310,584
324,700 Zhuzhou CSR Times Electric Co Ltd 1,393,888
4,785,299 Zijin Mining Group Co Ltd 20,318,280
974,100 Zijin Mining Group Co Ltd (Class A) 4,765,977
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 370,188
208,400 ZTE Corp 1,043,675
610,464 (c) ZTE Corp (Class H) 1,931,923
304,050 ZTO Express Cayman, Inc 7,276,278
TOTAL CHINA 2,027,315,010
COLOMBIA - 0.2%
191,434 (a) Grupo Cibest S.A. 5,425,648
357,072 Grupo Cibest S.A. 8,431,599
350,622 (a) Interconexion Electrica S.A. ESP 3,322,831
TOTAL COLOMBIA 17,180,078
CZECH REPUBLIC - 0.1%
98,884 CEZ AS 6,370,196
58,323 Komercni Banka AS 2,920,801
196,664 (b) Moneta Money Bank AS 1,799,730
TOTAL CZECH REPUBLIC 11,090,727
EGYPT - 0.1%
1,973,763 Commercial International Bank 5,469,023
1,198,282 Eastern Tobacco 853,465
641,545 Talaat Moustafa Group 1,231,379
TOTAL EGYPT 7,553,867
GREECE - 0.6%
1,306,351 Alpha Bank S.A. 6,477,843
1,974,113 Eurobank S.A. 10,201,317
12,741 (a),(d) FF Group 147
47,564 GEK Group of Cos S.A. 2,489,742
112,920 Hellenic Telecommunications Organization S.A. 2,606,096
81,957 JUMBO S.A. 2,290,173
657,842 National Bank of Greece S.A. 12,308,910
147,175 OPAP S.A. 2,274,847
857,537 (a) Piraeus Bank S.A. 10,002,367
210,709 Public Power Corp 5,429,568
TOTAL GREECE 54,081,010
HONG KONG - 0.1%
814,000 Kingboard Laminates Holdings Ltd 3,032,437
97,406 Orient Overseas International Ltd 1,904,734
278,000 Zijin Gold International Co Ltd 4,203,833
TOTAL HONG KONG 9,141,004
HUNGARY - 0.4%
309,300 (a) MOL Hungarian Oil & Gas plc 4,428,427
173,366 OTP Bank Rt 25,682,751
110,664 Richter Gedeon Rt 4,123,249
TOTAL HUNGARY 34,234,427
INDIA - 11.7%
36,391 ABB Ltd India 2,776,253
144,485 Adani Enterprises Ltd 4,555,247
421,899 Adani Ports & Special Economic Zone Ltd 7,495,675

SHARES DESCRIPTION VALUE
INDIA (continued)
2,464,920 (a) Adani Power Ltd $ 5,453,842
605,333 (a) Aditya Birla Capital Ltd 2,563,970
38,599 (a) Alkem Laboratories Ltd 2,326,296
519,913 Ambuja Cements Ltd 2,353,128
146,215 APL Apollo Tubes Ltd 2,787,528
80,406 (a) Apollo Hospitals Enterprise Ltd 7,543,477
2,348,966 Ashok Leyland Ltd 4,089,124
298,647 Asian Paints Ltd 8,590,617
92,755 (a) Astral Ltd 1,407,417
426,255 (b) AU Small Finance Bank Ltd 4,678,195
211,704 Aurobindo Pharma Ltd 3,504,401
117,184 (a),(b) Avenue Supermarts Ltd 4,818,608
1,837,666 Axis Bank Ltd 23,664,218
51,917 Bajaj Auto Ltd 6,266,923
1,988,548 Bajaj Finance Ltd 23,771,715
295,613 Bajaj Finserv Ltd 6,283,170
22,077 Bajaj Holdings & Investment Ltd 2,623,915
61,733 (a) Balkrishna Industries Ltd 1,600,231
765,414 Bank of Baroda 1,945,501
2,774,203 Bharat Electronics Ltd 11,275,513
189,614 Bharat Forge Ltd 4,368,059
955,355 Bharat Heavy Electricals Ltd 4,072,780
1,299,077 Bharat Petroleum Corp Ltd 4,341,483
2,190,381 Bharti Airtel Ltd 45,251,787
5,640 (a) Bosch Ltd 2,428,120
84,728 Britannia Industries Ltd 4,808,380
159,853 BSE Ltd 6,105,721
173,068 Cadila Healthcare Ltd 2,043,338
1,417,444 Canara Bank 1,855,440
503,315 CG Power & Industrial Solutions Ltd 4,553,386
332,498 Cholamandalam Investment and Finance Co Ltd 6,443,395
403,258 Cipla Ltd 6,223,594
1,231,011 (a) Coal India Ltd 5,344,389
99,984 Colgate-Palmolive India Ltd 2,175,356
94,165 Coromandel International Ltd 2,046,308
108,850 Cummins India Ltd 6,295,384
411,767 Dabur India Ltd 1,818,565
94,140 Divi's Laboratories Ltd 7,947,134
27,652 Dixon Technologies India Ltd 4,069,558
494,365 DLF Ltd 3,414,693
422,101 Dr Reddy's Laboratories Ltd 5,064,250
107,839 Eicher Motors Ltd 8,847,879
1,457,520 (a) Federal Bank Ltd 5,479,539
393,196 Fortis Healthcare Ltd 3,895,539
903,738 (a) FSN E-Commerce Ventures Ltd 3,158,984
1,696,215 (a) GAIL India Ltd 3,222,592
100,448 (a) GE T&D India Ltd 4,548,326
2,141,431 (a) GMR Infrastructure Ltd 2,361,422
330,834 (a) Godrej Consumer Products Ltd 3,710,577
123,461 Godrej Properties Ltd 2,724,371
214,774 (a) Grasim Industries Ltd 6,975,985
173,939 Havells India Ltd 2,297,924
704,509 HCL Technologies Ltd 9,962,126
148,482 (b) HDFC Asset Management Co Ltd 4,067,972
9,100,762 HDFC Bank Ltd 71,275,393
774,388 (b) HDFC Life Insurance Co Ltd 4,449,386
95,878 Hero Honda Motors Ltd 5,412,347
1,055,491 Hindalco Industries Ltd 10,815,463
133,650 (a) Hindustan Aeronautics Ltd 6,510,178
563,173 Hindustan Lever Ltd 12,396,983
752,885 (a) Hindustan Petroleum Corp Ltd 3,063,839
9,792 (a) Hitachi Energy India Ltd 3,300,178

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
4,233,594 (a) ICICI Bank Ltd $ 63,627,314
197,127 (b) ICICI Lombard General Insurance Co Ltd 3,354,413
293,763 (b) ICICI Prudential Life Insurance Co Ltd 1,586,073
3,365,821 (a) IDFC First Bank Ltd 2,986,095
215,151 Indian Bank 1,884,824
667,997 Indian Hotels Co Ltd 5,170,862
2,182,510 (a) Indian Oil Corp Ltd 3,199,365
1,017,057 (a) Indus Towers Ltd 4,170,369
477,229 IndusInd Bank Ltd 5,061,003
281,643 Info Edge India Ltd 3,617,579
2,429,841 Infosys Technologies Ltd 28,864,200
149,871 (b) InterGlobe Aviation Ltd 8,115,306
2,385,729 ITC Ltd 7,023,485
250,026 Jindal Stainless Ltd 1,925,283
281,164 Jindal Steel & Power Ltd 3,251,279
334,815 JSW Energy Ltd 1,946,061
473,984 JSW Steel Ltd 6,309,091
4,308,179 Kotak Mahindra Bank Ltd 17,611,656
675,360 L&T Finance Holdings Ltd 2,202,388
538,461 Larsen & Toubro Ltd 22,209,306
50,925 (b) LTIMindtree Ltd 2,331,360
192,736 Lupin Ltd 4,878,242
227,951 (a),(b) Macrotech Developers Ltd 2,971,345
695,458 Mahindra & Mahindra Ltd 24,763,603
90,093 Mankind Pharma Ltd 2,331,325
434,314 Marico Ltd 3,962,055
94,204 (a) Maruti Suzuki India Ltd 14,048,157
563,672 Max Healthcare Institute Ltd 6,487,617
90,728 Mphasis Ltd 2,232,606
1,875 MRF Ltd 2,608,411
99,782 Multi Commodity Exchange of India Ltd 2,815,857
94,553 Muthoot Finance Ltd 3,089,228
660,012 (a) National Aluminium Co Ltd 2,428,226
462,201 Nestle India Ltd 7,309,506
2,003,883 NHPC Ltd 1,653,278
2,563,637 NMDC Ltd 2,286,393
3,486,230 (a) NTPC Ltd 12,678,046
96,060 Oberoi Realty Ltd 1,839,297
2,060,163 Oil & Natural Gas Corp Ltd 5,248,541
371,659 Oil India Ltd 1,790,778
306,674 (a) One 97 Communications Ltd 4,314,944
15,475 Oracle Financial Services Software Ltd 1,814,636
4,737 (a) Page Industries Ltd 2,003,723
279,024 (a) PB Fintech Ltd 4,684,184
84,417 Persistent Systems Ltd 4,913,166
596,004 Petronet LNG Ltd 1,752,928
155,151 Phoenix Mills Ltd 3,079,220
55,036 (a) PI Industries Ltd 1,586,683
241,738 Pidilite Industries Ltd 4,082,049
41,915 Polycab India Ltd 3,998,272
1,054,606 Power Finance Corp Ltd 4,687,891
3,343,711 Power Grid Corp of India Ltd 9,953,491
127,603 (a) Prestige Estates Projects Ltd 2,161,131
1,796,684 Punjab National Bank 2,121,189
919,139 (a) REC Ltd 3,591,165
4,865,110 Reliance Industries Ltd 66,610,388
2,153,490 (a) Reliance Strategic Investments Ltd 5,787,264
3,244,726 Samvardhana Motherson International Ltd 5,124,725
231,386 SBI Cards & Payment Services Ltd 1,599,615
355,614 (b) SBI Life Insurance Co Ltd 7,010,465
7,715 Shree Cement Ltd 2,106,427
1,108,862 Shriram Finance Ltd 12,153,275

SHARES DESCRIPTION VALUE
INDIA (continued)
66,058 Siemens Energy India Ltd $ 2,236,364
67,536 Siemens India Ltd 2,660,143
18,078 Solar Industries India Ltd 3,484,684
115,350 SRF Ltd 3,169,355
1,455,254 State Bank of India 15,662,059
718,817 Sun Pharmaceutical Industries Ltd 14,987,563
53,465 Sundaram Finance Ltd 2,613,057
50,155 Supreme Industries Ltd 1,821,406
8,099,752 (a) Suzlon Energy Ltd 4,070,061
1,153,689 (a) Swiggy Ltd 3,443,525
99,848 Tata Communications Ltd 1,837,703
650,270 Tata Consultancy Services Ltd 16,132,911
434,793 Tata Consumer Products Ltd 4,933,514
1,470,762 Tata Motors Ltd 6,727,886
1,470,065 Tata Motors Ltd 5,232,775
1,264,869 Tata Power Co Ltd 5,046,422
5,983,388 Tata Steel Ltd 11,905,101
416,410 Tech Mahindra Ltd 7,230,267
279,192 Titan Co Ltd 14,254,174
113,950 Torrent Pharmaceuticals Ltd 6,119,914
135,935 Torrent Power Ltd 2,011,575
208,350 Trent Ltd 6,561,554
77,389 Tube Investments of India Ltd 2,232,228
187,187 TVS Motor Co Ltd 8,456,954
82,416 Ultra Tech Cement Ltd 10,277,903
1,156,133 Union Bank of India 2,074,506
239,139 United Spirits Ltd 3,799,610
393,394 UPL Ltd 2,491,369
1,054,491 Varun Beverages Ltd 4,886,419
1,070,568 (a) Vedanta Aluminium Metal Ltd 5,096,180
1,070,568 Vedanta Ltd 2,972,131
1,863,908 (a) Vishal Mega Mart Ltd 2,092,140
21,332,969 (a) Vodafone Idea Ltd 2,908,886
171,223 Voltas Ltd 2,384,832
67,988 WAAREE Energies Ltd 1,906,991
1,978,551 Wipro Ltd 3,816,278
12,854,690 (a) Yes Bank Ltd 3,066,138
1,927,817 (a) Zomato Ltd 6,109,515
TOTAL INDIA 1,115,243,834
INDONESIA - 0.5%
12,937,154 Astra International Tbk PT 3,666,749
39,399,529 Bank Central Asia Tbk PT 13,808,540
11,770,418 Bank Negara Indonesia Persero Tbk PT 2,304,766
48,434,850 Bank Rakyat Indonesia 8,145,571
15,352,003 Barito Pacific Tbk PT 1,561,811
44,215,600 (a) Bumi Resources Minerals Tbk PT 1,369,846
4,914,700 Charoen Pokphand Indonesia Tbk PT 898,597
695,428,076 (a) GoTo Gojek Tokopedia Tbk PT 1,932,389
29,392,978 PT Bank Mandiri Persero Tbk 6,838,859
1,129,373 PT United Tractors Tbk 1,503,195
35,609,283 Telkom Indonesia Persero Tbk PT 5,198,625
TOTAL INDONESIA 47,228,948
KOREA, REPUBLIC OF - 19.4%
31,374 Alteogen, Inc 6,724,401
23,180 Amorepacific Corp 2,090,254
19,077 APR Corp 4,233,851
122,341 Celltrion, Inc 15,766,326
39,779 (a) Daewoo International Corp 1,450,272
104,045 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 6,159,481
36,393 Dongbu Insurance Co Ltd 3,940,983
5,862 (a) Doosan Corp 4,628,555
358,230 (a) Doosan Heavy Industries and Construction Co Ltd 16,417,260

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
42,990 Ecopro BM Co Ltd $ 3,070,849
80,269 Ecopro Co Ltd 4,394,179
216,027 Hana Financial Group, Inc 18,673,160
59,480 Hankook Tire & Technology Co Ltd 2,770,905
32,361 Hanmi Semiconductor Co Ltd 4,678,085
58,806 Hanwha Systems Co Ltd 2,575,480
33,772 HD Hyundai Co Ltd 4,637,385
18,937 (a) HD Hyundai Electric Co Ltd 8,757,018
25,157 HD Hyundai Heavy Industries Co Ltd 8,422,960
93,433 (a) HLB, Inc 1,987,779
177,236 HMM Co Ltd 2,582,534
17,991 HYBE Co Ltd 2,106,047
441,271 Hynix Semiconductor, Inc 501,131,616
4,097 Hyosung Heavy Industries Corp 6,658,534
57,829 Hyundai Engineering & Construction Co Ltd 3,747,003
28,832 Hyundai Glovis Co Ltd 3,954,176
33,163 Hyundai Heavy Industries 8,806,762
47,116 (a) Hyundai Mobis 15,237,592
106,329 Hyundai Motor Co 28,172,601
27,330 (a) Hyundai Motor Co Ltd (2nd Preference) 3,764,806
16,835 (a) Hyundai Motor Co Ltd (Preference) 2,302,995
56,679 Hyundai Rotem Co Ltd 5,267,168
190,912 Industrial Bank of Korea 2,737,097
244,866 Kakao Corp 6,310,437
126,396 KakaoBank Corp 1,938,661
283,803 KB Financial Group, Inc 33,215,385
187,147 Kia Motors Corp 16,873,215
56,973 Korea Aerospace Industries Ltd 5,072,560
204,757 Korea Electric Power Corp 4,920,384
32,293 Korea Investment Holdings Co Ltd 4,558,924
147,756 Korean Air Lines Co Ltd 2,617,632
21,664 (b) Krafton, Inc 3,661,119
72,760 KT&G Corp 9,054,137
36,658 LG Chem Ltd 6,492,788
71,574 LG Corp 4,962,346
231,128 (a) LG Display Co Ltd 1,454,120
83,961 (a) LG Electronics, Inc 9,306,384
36,671 (a) LG Energy Solution Ltd 8,296,082
82,844 (a) LG Telecom Ltd 849,443
10,346 LIG Nex1 Co Ltd 5,055,272
59,840 LS Electric Co Ltd 7,534,812
54,045 Meritz Financial Group, Inc 4,637,731
159,437 Mirae Asset Daewoo Co Ltd 3,787,538
111,097 Naver Corp 15,904,720
56,451 POSCO 12,189,050
27,226 POSCO Future M Co Ltd 2,583,563
9,099 (a),(b) Samsung Biologics Co Ltd 9,361,399
64,780 Samsung C&T Corp 15,091,319
44,755 Samsung Electro-Mechanics Co Ltd 34,199,388
3,736,497 Samsung Electronics Co Ltd 650,355,196
639,278 Samsung Electronics Co Ltd (Preference) 80,334,822
5,755 (a) Samsung Episholdings Co Ltd 1,494,303
23,627 Samsung Fire & Marine Insurance Co Ltd 10,225,810
527,281 (a) Samsung Heavy Industries Co Ltd 7,839,660
62,835 Samsung Life Insurance Co Ltd 13,171,488
48,286 Samsung SDI Co Ltd 13,166,693
30,914 Samsung SDS Co Ltd 4,357,877
26,776 Samsung Techwin Co Ltd 17,189,857
3,401 Samyang Foods Co Ltd 2,772,878
331,819 Shinhan Financial Group Co Ltd 23,034,850
52,192 (a) SK Innovation Co Ltd 3,997,809
73,795 SK Square Co Ltd 50,742,396

SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
82,888 (a) SK Telecom Co Ltd $ 4,683,868
28,723 SK, Inc 10,730,796
36,339 S-Oil Corp 3,254,379
519,883 Woori Financial Group, Inc 12,034,944
109,979 Woori Investment & Securities Co Ltd 2,154,108
44,022 Yuhan Corp 2,247,906
TOTAL KOREA, REPUBLIC OF 1,851,566,163
KUWAIT - 0.6%
1,268,794 Boubyan Bank KSCP 2,643,459
1,607,200 Gulf Bank KSCP 1,828,037
9,093,975 (a) Kuwait Finance House KSCP 23,070,392
545,470 Mabanee Co SAK 1,636,773
1,443,762 Mobile Telecommunications Co KSCP 2,788,518
6,970,003 National Bank of Kuwait SAKP 19,346,737
2,143,971 Warba Bank KSCP 1,937,418
TOTAL KUWAIT 53,251,334
LUXEMBOURG - 0.0%
105,474 (a) Reinet Investments S.C.A 2,866,607
TOTAL LUXEMBOURG 2,866,607
MALAYSIA - 1.0%
1,907,733 AMMB Holdings BHD 3,159,636
6,348,552 Bumiputra-Commerce Holdings BHD 12,260,245
2,713,139 Digi.Com BHD 1,979,582
3,784,358 Gamuda BHD 3,954,053
494,987 Hong Leong Bank BHD 2,670,686
1,377,170 IHH Healthcare Bhd 2,815,717
1,958,600 IOI Corp BHD 2,121,890
385,739 Kuala Lumpur Kepong BHD 1,986,104
4,675,649 Malayan Banking BHD 12,465,237
1,884,200 Maxis Bhd 1,706,225
1,044,800 MISC Bhd 2,042,812
1,940,500 Petronas Chemicals Group Bhd 2,275,941
611,700 Petronas Gas BHD 2,625,527
2,842,724 Press Metal Aluminium Holdings Bhd 5,518,406
11,631,715 Public Bank Bhd 14,705,050
1,340,714 RHB Capital BHD 2,804,201
1,627,365 Sime Darby Plantation Bhd 2,616,368
2,102,600 Sunway BHD 2,712,896
855,251 Telekom Malaysia BHD 1,621,545
2,010,558 Tenaga Nasional BHD 7,182,654
2,418,900 YTL Power International BHD 2,471,565
TOTAL MALAYSIA 91,696,340
MEXICO - 1.9%
2,712,300 (a) Alfa S.A. de C.V. (Class A) 2,765,624
12,017,341 America Movil SAB de C.V. 15,313,532
401,057 (a),(c) Arca Continental SAB de C.V. 4,595,616
11,889,997 Cemex S.A. de C.V. 14,080,305
421,410 (a) Coca-Cola Femsa SAB de C.V. 4,556,323
2,254,700 (a) Fibra Uno Administracion S.A. de C.V. 4,060,400
1,337,377 (a) Fomento Economico Mexicano S.A. de C.V. 17,099,924
132,100 (a),(c) Gruma SAB de C.V. 1,969,582
225,100 Grupo Aeroportuario del Centro Norte Sab de C.V. 3,006,575
303,745 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,603,488
140,621 (c) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,894,226
1,056,189 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,778,485
440,252 (a),(c) Grupo Carso S.A. de C.V. (Series A1) 3,768,686
1,910,428 Grupo Financiero Banorte S.A. de C.V. 22,124,983
1,203,444 Grupo Financiero Inbursa S.A. 3,091,384
2,332,532 Grupo Mexico S.A. de C.V. (Series B) 27,975,031
151,644 Industrias Penoles S.A. de C.V. 6,980,904
1,154,295 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,679,215
812,442 (a) ProLogis Property Mexico S.A. de C.V. 3,648,589

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEXICO (continued)
150,160 (a) Promotora y Operadora de Infraestructura SAB de C.V. $ 2,371,157
73,328 Southern Copper Corp 13,397,759
4,073,089 (c) Wal-Mart de Mexico SAB de C.V. 11,817,473
TOTAL MEXICO 179,579,261
PERU - 0.3%
128,122 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,879,534
54,154 Credicorp Ltd 21,693,009
TOTAL PERU 25,572,543
PHILIPPINES - 0.3%
197,403 Ayala Corp 1,648,942
4,992,193 Ayala Land, Inc 1,375,078
1,566,803 Bank of the Philippine Islands 2,617,277
1,895,697 BDO Unibank, Inc 3,842,823
793,333 International Container Term Services, Inc 12,458,135
144,321 (a) Manila Electric Co 1,131,560
1,386,850 Metropolitan Bank & Trust 1,485,153
64,075 PLDT, Inc 1,273,931
160,865 SM Investments Corp 1,558,094
8,042,868 SM Prime Holdings 2,404,064
TOTAL PHILIPPINES 29,795,057
POLAND - 1.1%
759,962 (a),(b) Allegro.eu S.A. 9,154,626
41,591 Asseco Poland S.A. 2,227,522
475,565 (a) Bank Millennium S.A. 2,628,138
144,913 Bank Pekao S.A. 9,551,908
32,277 Bank Zachodni WBK S.A. 6,363,593
10,192 (a) BRE Bank S.A. 3,695,437
9,808 Budimex S.A. 1,902,264
52,171 (a) CD Projekt S.A. 3,489,717
373,418 (a),(b) Dino Polska S.A. 3,201,828
110,402 KGHM Polska Miedz S.A. 9,151,704
855 LPP S.A. 4,973,430
688,454 (a) PGE Polska Grupa Energetyczna S.A. 1,860,673
463,781 Polski Koncern Naftowy Orlen S.A. 18,403,429
699,104 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 20,940,178
448,495 (a) Powszechny Zaklad Ubezpieczen S.A. 8,540,966
325,618 Zabka Group S.A. 2,775,171
TOTAL POLAND 108,860,584
QATAR - 0.5%
2,685,378 Commercial Bank PSQC 3,033,529
1,403,975 Dukhan Bank 1,252,920
1,208,863 Industries Qatar QSC 3,499,428
4,805,585 Masraf Al Rayan QSC 2,625,509
4,931,512 Mesaieed Petrochemical Holding Co 1,482,792
745,003 Ooredoo QPSC 2,558,628
320,763 Qatar Electricity & Water Co QSC 1,302,081
442,646 Qatar Fuel QSC 1,689,860
2,029,890 Qatar Gas Transport Co Ltd 2,306,871
778,064 Qatar International Islamic Bank QSC 2,315,092
1,359,325 Qatar Islamic Bank SAQ 8,117,594
3,506,588 Qatar National Bank QPSC 15,973,601
TOTAL QATAR 46,157,905
ROMANIA - 0.0%
487,895 NEPI Rockcastle NV 4,491,016
TOTAL ROMANIA 4,491,016
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 9,115

SHARES DESCRIPTION VALUE
RUSSIA (continued)
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S $ 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 2.5%
183,902 (a) ACWA Power Co 9,214,072
261,851 Ades Holding Co 1,160,218
2,351,279 Al Rajhi Bank 39,239,946
1,179,716 (a) Alinma Bank 7,350,549
359,887 Almarai Co JSC 4,443,559
716,159 Arab National Bank 4,144,171
21,744 Arabian Internet & Communications Services Co 1,247,297
566,467 (a) Bank AlBilad 3,714,822
536,034 Bank Al-Jazira 1,737,590
924,895 Banque Saudi Fransi 4,877,557
63,922 Bupa Arabia for Cooperative Insurance Co 2,677,984
59,730 Co for Cooperative Insurance 1,951,447
398,113 (a) Dar Al Arkan Real Estate Development Co 1,949,487
67,769 (a) Dr Sulaiman Al Habib Medical Services Group Co 4,240,638
19,708 (a) Elm Co 3,574,227
294,825 (a) Etihad Etisalat Co 4,879,077
452,335 (a) Jabal Omar Development Co 1,930,408
440,945 Jarir Marketing Co 1,957,615
75,601 Makkah Construction & Development Co 1,649,714
73,995 Mouwasat Medical Services Co 1,228,558
1,537,221 Riyad Bank 8,337,673
182,210 (a) SABIC Agri-Nutrients Co 5,981,506
32,100 (a) SAL Saudi Logistics Services 1,481,851
933,018 (a) Saudi Arabian Mining Co 14,092,017
4,838,506 (b) Saudi Arabian Oil Co 34,136,770
788,987 (a) Saudi Awwal Bank 7,128,914
719,780 Saudi Basic Industries Corp 9,531,530
696,179 Saudi Electricity Co 3,149,998
531,957 (a) Saudi Investment Bank 1,970,181
2,351,278 Saudi National Bank 24,604,740
38,251 Saudi Tadawul Group Holding Co 1,207,980
1,599,505 Saudi Telecom Co 18,373,757
207,830 (a) Yanbu National Petrochemical Co 1,700,679
TOTAL SAUDI ARABIA 234,866,532
SOUTH AFRICA - 2.6%
670,812 Absa Group Ltd 9,245,710
212,280 Anglo American Platinum Ltd 15,895,662
265,001 Bid Corp Ltd 7,262,595
254,746 Bidvest Group Ltd 3,822,249
68,336 Capitec Bank Holdings Ltd 19,512,317
182,626 Clicks Group Ltd 2,437,851
451,504 Discovery Ltd 7,164,487
4,033,764 FirstRand Ltd 24,124,212
715,042 Gold Fields Ltd 23,090,805
450,135 Harmony Gold Mining Co Ltd 7,102,287
740,974 Impala Platinum Holdings Ltd 8,081,205
1,365,895 MTN Group Ltd 16,933,092
613,743 Naspers Ltd 32,247,670
349,543 Nedbank Group Ltd 5,916,393
286,631 Northam Platinum Holdings Ltd 4,104,247
636,347 OUTsurance Group Ltd 3,185,134
2,671,334 (b) Pepkor Holdings Ltd 3,438,276
387,587 Remgro Ltd 4,560,371
1,377,526 Sanlam Ltd 7,327,350
463,912 Sasol Ltd 5,497,546
371,411 Shoprite Holdings Ltd 6,459,940
2,230,051 Sibanye Stillwater Ltd 4,819,616
1,052,394 Standard Bank Group Ltd 20,955,289

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
481,466 Vodacom Group Ltd $ 4,663,922
TOTAL SOUTH AFRICA 247,848,226
TAIWAN - 26.2%
403,344 Accton Technology Corp 26,143,523
377,665 Advantech Co Ltd 6,433,025
62,000 Alchip Technologies Ltd 5,722,213
2,665,011 ASE Technology Holding Co Ltd 45,477,065
261,000 Asia Vital Components Co Ltd 18,355,562
26,400 ASPEED Technology, Inc 11,530,081
549,500 Asustek Computer, Inc 13,634,472
142,000 Bizlink Holding, Inc 9,041,027
822,000 (a) Caliway Biopharmaceuticals Co Ltd 2,603,998
7,503,889 Cathay Financial Holding Co Ltd 23,354,206
1,231,294 Chailease Holding Co Ltd 4,226,963
5,771,730 (a) Chang Hwa Commercial Bank 4,487,152
12,590,270 China Development Financial Holding Corp 11,895,046
9,306,151 China Steel Corp 5,444,788
13,362,611 Chinatrust Financial Holding Co 26,670,883
289,000 Chroma ATE, Inc 18,156,730
2,996,763 Chunghwa Telecom Co Ltd 12,884,426
1,556,768 Delta Electronics, Inc 76,589,273
650,000 E Ink Holdings, Inc 3,761,098
11,426,430 E.Sun Financial Holding Co Ltd 13,628,430
229,000 (a) Elite Material Co Ltd 32,873,542
51,000 eMemory Technology, Inc 3,831,758
2,135,803 Eva Airways Corp 2,849,536
866,192 Evergreen Marine Corp Taiwan Ltd 5,443,698
1,357,589 Far EasTone Telecommunications Co Ltd 4,407,105
9,080,505 (a) First Financial Holding Co Ltd 10,315,992
2,769,173 Formosa Chemicals & Fibre Corp 4,822,065
3,030,813 Formosa Plastics Corp 5,096,230
113,230 (a) Fortune Electric Co Ltd 2,447,000
6,713,880 Fubon Financial Holding Co Ltd 26,761,330
8,520,858 Fuhwa Financial Holdings Co Ltd 17,776,108
399,000 (a) Gigabyte Technology Co Ltd 4,117,871
69,000 Global Unichip Corp 7,901,273
215,535 Globalwafers Co Ltd 5,444,021
261,000 Gold Circuit Electronics Ltd 6,255,709
9,762,002 Hon Hai Precision Industry Co, Ltd 74,552,470
64,000 Hon Precision, Inc 11,870,862
235,540 Hotai Motor Co Ltd 4,042,338
7,051,783 (a) Hua Nan Financial Holdings Co Ltd 9,472,012
5,887,488 InnoLux Display Corp 8,079,721
172,000 International Games System Co Ltd 4,116,107
2,039,340 Inventec Co Ltd 3,829,100
71,000 Jentech Precision Industrial Co Ltd 7,354,197
46,000 King Slide Works Co Ltd 11,022,583
929,250 King Yuan Electronics Co Ltd 6,276,318
75,125 (a) Largan Precision Co Ltd 9,313,066
1,541,778 Lite-On Technology Corp 9,770,680
65,000 (a) Lotes Co Ltd 3,663,366
1,153,464 MediaTek, Inc 122,875,847
9,148,856 (a) Mega Financial Holding Co Ltd 14,996,559
68,000 MPI Corp 10,823,947
3,801,271 Nan Ya Plastics Corp 18,061,101
447,474 Novatek Microelectronics Corp Ltd 7,072,141
1,560,000 Pegatron Corp 4,036,620
261,447 PharmaEssentia Corp 8,505,819
448,000 President Chain Store Corp 3,102,320
2,160,000 Quanta Computer, Inc 19,215,154
384,085 Realtek Semiconductor Corp 7,964,691
3,126,554 Shanghai Commercial & Savings Bank Ltd 4,384,598

SHARES DESCRIPTION VALUE
TAIWAN (continued)
9,909,185 SinoPac Financial Holdings Co Ltd $ 12,358,135
16,773,022 Taishin Financial Holdings Co Ltd 18,468,842
5,795,374 (a) Taiwan Business Bank 3,252,335
5,236,039 Taiwan Cement Corp 3,920,553
8,693,242 (a) Taiwan Cooperative Financial Holding Co Ltd 7,407,641
1,377,861 Taiwan Mobile Co Ltd 4,785,352
19,682,183 Taiwan Semiconductor Manufacturing Co Ltd 1,455,797,364
1,070,238 Unimicron Technology Corp 25,110,961
3,782,908 Uni-President Enterprises Corp 8,602,198
9,044,103 United Microelectronics Corp 33,834,869
969,385 Vanguard International Semiconductor Corp 4,444,026
540,460 Wan Hai Lines Ltd 1,409,755
2,365,000 Wistron Corp 12,683,478
82,000 Wiwynn Corp 13,350,219
1,241,656 Yageo Corp 18,688,539
1,465,000 Yang Ming Marine Transport 2,291,900
599,127 Zhen Ding Technology Holding Ltd 7,517,218
TOTAL TAIWAN 2,498,708,201
THAILAND - 1.0%
770,900 Advanced Info Service PCL 8,751,536
3,237,356 Airports of Thailand PCL 6,148,229
8,755,899 Bangkok Dusit Medical Services PCL 5,028,742
488,000 Bumrungrad Hospital PCL 2,735,949
1,685,699 Central Pattana PCL 3,468,731
2,939,480 Charoen Pokphand Foods PCL 1,972,899
4,322,130 CP ALL plc 6,196,655
2,473,800 Delta Electronics Thailand PCL 20,255,140
2,936,002 Gulf Development PCL 5,852,582
421,200 Kasikornbank PCL (Foreign) 3,077,721
2,797,798 Krung Thai Bank PCL 3,692,403
2,632,578 Minor International PCL 1,854,332
940,841 (a) PTT Exploration & Production PCL 4,213,620
7,773,332 PTT PCL 8,960,847
624,501 SCB X PCL 2,835,603
594,360 (a) Siam Cement PCL 4,510,465
19,649,400 TMB Bank PCL (Foreign) 1,805,408
8,600,840 True Corp PCL 3,698,242
TOTAL THAILAND 95,059,104
TURKEY - 0.4%
2,543,938 Akbank TAS 3,384,346
911,772 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 6,566,965
697,002 (a) BIM Birlesik Magazalar AS 5,724,792
2,660,234 Eregli Demir ve Celik Fabrikalari TAS 2,377,847
878,370 Haci Omer Sabanci Holding AS 1,558,071
557,004 KOC Holding AS 2,304,497
460,246 Turk Hava Yollari AO 3,038,114
946,401 (a) Turkcell Iletisim Hizmet AS 1,994,613
6,881,941 Turkiye Is Bankasi (Series C) 1,803,209
758,541 Turkiye Petrol Rafinerileri AS 4,725,023
2,650,514 Yapi ve Kredi Bankasi 1,823,755
TOTAL TURKEY 35,301,232
UNITED ARAB EMIRATES - 1.2%
2,497,739 Abu Dhabi Commercial Bank PJSC 10,176,250
1,161,997 Abu Dhabi Islamic Bank PJSC 6,712,372
2,418,834 Abu Dhabi National Oil Co for Distribution PJSC 2,634,099
2,110,900 ADNOC Drilling Co PJSC 3,350,760
5,528,681 Adnoc Gas plc 4,961,595
1,418,642 ADNOC Logistics & Services 2,393,569
1,797,348 Air Arabia PJSC 2,383,725
3,056,382 Aldar Properties PJSC 6,166,204
4,753,587 Dubai Electricity & Water Authority PJSC 3,545,529
2,344,409 Dubai Islamic Bank PJSC 4,646,206

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
UNITED ARAB EMIRATES (continued)
746,555 Emaar Development PJSC $ 2,627,247
4,946,967 Emaar Properties PJSC 14,764,568
1,515,132 Emirates NBD Bank PJSC 12,444,081
2,731,548 Emirates Telecommunications Group Co PJSC 15,130,032
3,532,722 First Abu Dhabi Bank PJSC 18,606,630
1,462,151 Salik Co PJSC 2,112,745
TOTAL UNITED ARAB EMIRATES 112,655,612
UNITED STATES - 0.2%
26,783 Aura Minerals, Inc 1,461,548
634,626 (a) BeOne Medicines Ltd 15,687,945
260,734 JBS NV 3,655,491
65,160 (a) Legend Biotech Corp (ADR) 1,208,718
TOTAL UNITED STATES 22,013,702
TOTAL COMMON STOCKS
(Cost $4,618,461,846) 9,428,866,021
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
14,744 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
MALAYSIA - 0.0%
646,380 (d) YTL Corp Bhd 12/31/99 62,637
483,780 (d) YTL Power International Bhd 12/31/99 184,325
TOTAL MALAYSIA 246,962
TOTAL RIGHTS/WARRANTS
(Cost $0) 246,984
TOTAL LONG-TERM INVESTMENTS
(Cost $4,618,461,846) 9,429,113,005
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
12,225,969 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 12,225,969
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,225,969) 12,225,969
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 08/28/26 4,986,020
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 9,914,017
5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 4,904,197
5,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 09/09/26 4,979,722
TOTAL GOVERNMENT AGENCY DEBT 24,783,956
REPURCHASE AGREEMENTS - 0.5%
45,244,000 (h) Fixed Income Clearing Corporation 3 .640 08/03/26 45,244,000
TOTAL REPURCHASE AGREEMENTS 45,244,000
TREASURY DEBT - 0.7%
9,560,000 (g) United States Treasury Bill 0 .000 08/13/26 9,550,427
5,000,000 (g) United States Treasury Bill 0 .000 08/18/26 4,992,484
10,000,000 (g) United States Treasury Bill 0 .000 08/25/26 9,978,000
5,000,000 (g) United States Treasury Bill 0 .000 09/15/26 4,978,336
10,000,000 (g) United States Treasury Bill 0 .000 09/29/26 9,941,575
5,000,000 (g) United States Treasury Bill 0 .000 10/13/26 4,963,934
10,000,000 (g) United States Treasury Bill 0 .000 10/15/26 9,925,333
5,000,000 (g) United States Treasury Bill 0 .000 11/12/26 4,947,782

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 5,000,000 (g) United States Treasury Bill 0 .000% 12/17/26 $ 4,929,072
TOTAL TREASURY DEBT 64,206,943
TOTAL SHORT-TERM INVESTMENTS
(Cost $134,232,576) 134,234,899
TOTAL INVESTMENTS - 100.5%
(Cost $4,764,920,391) 9,575,573,873
OTHER ASSETS & LIABILITIES, NET - (0.5)% (52,175,884)
NET ASSETS - 100.0% $ 9,523,397,989
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $354,583,475 or 3.7% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $97,362,857.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $45,257,724 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 12/31/27, valued at $46,148,994.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 1,377 09/18/26  $ 116,321,084 $ 113,072,355 $ (3,248,729)

Emerging Markets Equity Index

Portfolio of Investments July 31, 2026
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $936,401,866 $8,492,448,874 $15,281 $9,428,866,021
Rights/Warrants — — 246,984 246,984
Investments purchased with collateral from securities lending 12,225,969 — — 12,225,969
Short-Term Investments
:
Government agency debt — 24,783,956 — 24,783,956
Repurchase agreements — 45,244,000 — 45,244,000
Treasury debt — 64,206,943 — 64,206,943
$948,627,835 $8,626,683,773 $262,265 $9,575,573,873
Investments in Derivatives
Futures contracts* (3,248,729) – – (3,248,729)
$(3,248,729) $– $– $(3,248,729)
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2026
International Equity Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUSTRALIA - 7.3%
2,204,221 APA Group $ 15,767,693
874,974 Aristocrat Leisure Ltd 39,325,745
4,870,649 Australia and New Zealand Banking Group 127,294,752
313,696 Australian Stock Exchange Ltd 12,100,422
8,211,403 BHP Billiton Ltd 346,115,200
2,185,420 Brambles Ltd 30,000,786
561,592 carsales.com Ltd 10,254,040
103,359 Cochlear Ltd 8,662,360
2,156,266 Coles Group Ltd 36,425,746
2,707,584 Commonwealth Bank of Australia 338,461,028
833,394 Computershare Ltd 23,945,977
789,690 CSL Ltd 68,276,793
3,287,431 Evolution Mining Ltd 26,067,115
2,639,220 Fortescue Metals Group Ltd 34,247,189
15,188,249 Glencore plc 111,866,764
3,214,155 Goodman Group 66,915,226
3,746,142 Insurance Australia Group Ltd 22,320,215
3,590,803 Lottery Corp Ltd 14,068,711
1,453,858 (a) Lynas Corp Ltd 14,269,280
590,496 Macquarie Group Ltd 104,824,078
4,393,958 Medibank Pvt Ltd 15,926,961
4,953,214 National Australia Bank Ltd 143,425,070
2,233,518 Northern Star Resources Ltd 30,953,881
2,710,991 Origin Energy Ltd 20,452,852
5,032,683 (a) Pilbara Minerals Ltd 14,623,107
92,196 Pro Medicus Ltd 10,488,113
1,182,396 Qantas Airways Ltd 8,228,312
2,454,122 QBE Insurance Group Ltd 42,566,165
83,813 (b) REA Group Ltd 9,465,374
595,626 (a) Rio Tinto Ltd 70,987,705
1,721,981 (a) Rio Tinto plc 167,324,239
5,324,935 Santos Ltd 29,573,351
8,276,408 Scentre Group 22,723,003
333,725 SGH Ltd 10,320,685
8,589,584 Sigma Healthcare Ltd 17,711,680
730,489 Sonic Healthcare Ltd 11,179,766
7,126,669 South32 Ltd 22,720,551
3,770,012 Stockland Trust Group 11,285,039
1,719,887 Suncorp-Metway Ltd 23,140,639
6,315,872 Telstra Corp Ltd 22,297,382
5,096,747 Transurban Group 52,928,495
6,153,868 Vicinity Ltd 11,565,246
528,270 Washington H Soul Pattinson & Co Ltd 17,144,911
1,843,705 Wesfarmers Ltd 115,481,075
5,522,163 Westpac Banking Corp 146,432,680
329,509 WiseTech Global Ltd 8,493,072
3,099,642 Woodside Energy Group Ltd 72,546,891
1,976,223 Woolworths Ltd 55,147,709
TOTAL AUSTRALIA 2,636,343,074
AUSTRIA - 0.4%
118,598 (c) BAWAG Group AG. 24,051,144
496,857 Erste Bank der Oesterreichischen Sparkassen AG. 64,950,675
231,540 OMV AG. 16,931,397
216,415 Raiffeisen International Bank Holding AG. 14,858,739
103,399 Verbund AG. 7,097,208
TOTAL AUSTRIA 127,889,163
BELGIUM - 0.9%
241,397 Ageas S.A. 19,977,314

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BELGIUM (continued)
1,454,607 Anheuser-Busch InBev S.A. $ 126,338,387
31,859 Dieteren S.A. 6,575,859
71,285 Elia Group S.A. 10,214,051
33,136 Financiere de Tubize S.A. 7,410,777
121,947 Groupe Bruxelles Lambert S.A. 10,999,228
372,107 KBC Groep NV 53,530,833
648 (b) Lotus Bakeries NV 8,311,380
24,302 (b) Sofina S.A. 6,886,822
111,774 Syensqo S.A. 9,943,102
198,332 UCB S.A. 50,908,535
TOTAL BELGIUM 311,096,288
BRAZIL - 0.0%
255,496 Yara International ASA 12,052,207
TOTAL BRAZIL 12,052,207
CANADA - 0.0%
3 (a) Agnico-Eagle Mines Ltd 436
TOTAL CANADA 436
CHILE - 0.1%
553,156 Antofagasta plc 27,569,721
TOTAL CHILE 27,569,721
CHINA - 0.5%
5,924,614 BOC Hong Kong Holdings Ltd 39,399,049
2,119,983 Prosus NV 98,521,540
2,293,527 SITC International Holdings Co Ltd 11,563,493
2,876,150 Wilmar International Ltd 8,795,554
4,178,100 Yangzijiang Shipbuilding Holdings Ltd 12,753,707
TOTAL CHINA 171,033,343
COTE D'IVOIRE - 0.0%
341,579 Endeavour Mining plc 16,295,164
TOTAL COTE D'IVOIRE 16,295,164
CZECH REPUBLIC - 0.0%
240,194 (a),(b) CSG NV 4,575,704
TOTAL CZECH REPUBLIC 4,575,704
DENMARK - 1.6%
151,397 Carlsberg AS (Class B) 22,293,913
211,511 Coloplast A.S. 13,987,163
1,003,399 Danske Bank AS 57,745,273
135,790 (a) Demant A.S. 5,877,519
308,144 DSV AS 66,596,354
98,988 (a) Genmab AS 28,492,549
5,202,579 Novo Nordisk A.S. 246,090,179
558,053 Novozymes A.S. 36,331,127
740,634 Orsted AS 16,512,694
130,544 Pandora A.S. 16,347,831
165,597 ROCKWOOL A.S. 5,290,994
511,791 (a) Tryg A.S. 12,179,395
1,574,171 Vestas Wind Systems A.S. 42,372,681
TOTAL DENMARK 570,117,672
FINLAND - 1.1%
253,915 (a) Elisa Oyj (Series A) 10,240,085
738,729 Fortum Oyj 16,794,085
438,316 (a) Kesko Oyj (B Shares) 10,921,662
526,733 Kone Oyj (Class B) 30,390,888
1,012,558 (a) Metso Outotec Oyj 18,953,270
691,347 Neste Oil Oyj 24,500,217
8,132,439 Nokia Oyj 75,167,569
4,946,811 Nordea Bank AB publ 99,842,224
178,292 (a) Orion Oyj (Class B) 16,668,012
3,832,692 Sampo Oyj 42,434,586
904,040 (a) Stora Enso Oyj (R Shares) 10,396,064
862,872 (a) UPM-Kymmene Oyj 23,475,107

SHARES DESCRIPTION VALUE
FINLAND (continued)
793,555 (a) Wartsila Oyj (B Shares) $ 26,911,260
TOTAL FINLAND 406,695,029
FRANCE - 8.2%
97,178 (a) Abivax S.A. 12,060,415
294,201 Accor S.A. 15,300,218
57,615 (b) Aeroports de Paris 7,985,759
1,033,742 Air Liquide 203,655,926
959,064 Airbus SE 225,148,419
543,314 (c) ALD S.A. 7,322,633
554,211 Alstom RGPT 10,267,270
100,666 (c) Amundi S.A. 10,999,722
2,534,290 AXA S.A. 131,351,238
68,316 BioMerieux 5,445,331
1,603,681 BNP Paribas S.A. 203,777,497
1,157,617 Bollore SE 5,169,794
354,717 Bouygues S.A. 19,981,120
531,294 Bureau Veritas S.A. 16,996,109
247,511 Cap Gemini S.A. 29,419,333
942,511 Carrefour S.A. 17,296,940
992,037 Cie Generale des Etablissements Michelin S.C.A 40,098,587
722,498 Compagnie de Saint-Gobain 67,905,478
1,456,329 (a) Credit Agricole S.A. 32,542,334
1,014,565 Danone 78,919,039
29,418 Dassault Aviation S.A. 10,162,439
1,062,869 Dassault Systemes SE 24,727,643
108,651 Eiffage S.A. 15,442,518
2,857,993 Engie S.A. 89,086,805
487,763 Essilor International S.A. 92,344,162
92,561 Fonciere Des Regions 5,650,578
67,906 Gecina S.A. 5,882,893
398,000 Getlink S.E. 8,490,428
41,443 Hermes International 73,431,749
53,805 Ipsen 10,396,494
114,278 Kering 37,720,120
332,800 Klepierre 15,116,119
411,474 Legrand S.A. 62,556,071
388,506 L'Oreal S.A. 173,038,710
401,678 LVMH Moet Hennessy Louis Vuitton S.A. 220,575,438
2,984,631 (a) Orange S. A. 57,029,412
316,504 Pernod-Ricard S.A. 24,666,198
366,798 Publicis Groupe S.A. 39,148,537
288,911 Renault S.A. 9,122,728
346,343 Rexel S.A. 14,371,743
557,036 Safran S.A. 218,904,724
48,976 Sartorius Stedim Biotech 9,469,020
1,035,412 Societe Generale 97,325,252
123,958 Sodexho Alliance S.A. 8,151,076
150,092 Thales S.A. 42,728,259
3,176,199 Total S.A. 280,015,157
173,005 Unibail-Rodamco-Westfield 21,078,658
949,978 Veolia Environnement 37,802,811
753,341 (a) Vinci S.A. 106,366,278
TOTAL FRANCE 2,952,445,182
GERMANY - 8.7%
264,384 Adidas-Salomon AG. 48,917,130
614,497 Allianz AG. 306,082,129
1,429,357 BASF SE 82,979,319
1,591,741 Bayer AG. 88,334,829
530,553 Bayerische Motoren Werke AG. 36,365,927
146,855 Beiersdorf AG. 13,641,517
187,620 Brenntag SE 13,230,302
1,038,219 Commerzbank AG. 45,280,879

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
GERMANY (continued)
178,467 Continental AG. $ 14,841,895
90,216 CTS Eventim AG. 6,086,946
1,156,555 Daimler AG. (Registered) 62,533,947
745,532 Daimler Truck Holding AG. 42,167,785
2,939,380 Deutsche Bank AG. (Registered) 108,186,755
291,160 Deutsche Boerse AG. 87,702,387
943,750 Deutsche Lufthansa AG. 9,902,796
1,490,025 Deutsche Post AG. 99,536,285
5,538,541 Deutsche Telekom AG. 170,924,769
182,863 (b) Dr ING hc F Porsche AG. 8,952,308
3,643,099 E.ON AG. 78,484,226
431,518 Evonik Industries AG. 8,729,473
305,211 Fresenius Medical Care AG. 15,663,989
680,577 Fresenius SE 34,979,764
226,661 GEA Group AG. 16,102,336
98,062 Hannover Rueckversicherung AG. 28,266,028
211,325 HeidelbergCement AG. 39,341,296
145,909 Henkel KGaA 11,955,820
247,910 Henkel KGaA (Preference) 21,612,470
106,584 Hensoldt AG. 9,790,687
23,349 Hochtief AG. 11,966,932
2,111,641 Infineon Technologies AG. 151,538,811
103,485 Knorr-Bremse AG. 12,308,062
207,017 Merck KGaA 34,213,324
86,336 MTU Aero Engines Holding AG. 36,198,797
211,071 Muenchener Rueckver AG. 126,790,247
92,414 Nemetschek SE 6,229,139
253,684 Porsche AG. 8,420,052
8,449 Rational AG. 6,578,025
75,386 Rheinmetall AG. 99,656,415
1,046,772 RWE AG. 68,859,746
1,684,625 SAP AG. 308,783,530
42,713 Sartorius AG. 10,765,117
113,095 (c) Scout24 SE 9,696,042
1,201,685 Siemens AG. 393,727,722
1,252,338 Siemens Energy AG. 213,953,142
533,097 (c) Siemens Healthineers AG. 22,701,716
215,787 Symrise AG. 22,144,060
100,956 Talanx AG. 13,418,523
335,736 Volkswagen AG. (Preference) 29,014,981
1,154,326 Vonovia SE 28,004,682
360,555 (a),(c) Zalando SE 11,759,570
TOTAL GERMANY 3,137,322,629
GUATEMALA - 0.0%
148,919 Millicom International Cellular S.A. 14,218,786
TOTAL GUATEMALA 14,218,786
HONG KONG - 1.7%
16,975,938 AIA Group Ltd 171,132,566
2,804,503 CK Asset Holdings Ltd 17,082,276
969,741 CK Infrastructure Holdings Ltd 7,735,181
2,695,454 CLP Holdings Ltd 26,799,130
78,706 Futu Holdings Ltd (ADR) 8,273,575
2,137,425 Henderson Land Development Co Ltd 7,748,951
5,485,638 HKT Trust & HKT Ltd 9,286,337
17,325,289 Hong Kong & China Gas Ltd 15,510,234
2,260,220 Hong Kong Electric Holdings Ltd 17,015,927
1,951,793 Hong Kong Exchanges and Clearing Ltd 101,693,889
1,549,129 Hongkong Land Holdings Ltd 12,561,480
4,151,613 Link REIT 20,693,685
2,405,905 (b) MTR Corp 10,150,917
4,101,243 Prudential plc 61,635,728
5,637,739 Sino Land Co 7,678,831

SHARES DESCRIPTION VALUE
HONG KONG (continued)
2,089,680 Sun Hung Kai Properties Ltd $ 32,797,216
575,143 Swire Pacific Ltd (Class A) 7,303,975
2,197,880 Techtronic Industries Co 36,924,286
13,053,750 (c) WH Group Ltd 14,045,415
2,723,566 Wharf Real Estate Investment Co Ltd 9,211,059
TOTAL HONG KONG 595,280,658
INDONESIA - 0.1%
259,987 (a) Jardine Matheson Holdings Ltd 17,267,014
TOTAL INDONESIA 17,267,014
IRELAND - 0.5%
264,944 (a) AerCap Holdings NV 39,980,050
3,478,450 AIB Group plc 41,371,357
1,542,757 Bank of Ireland Group plc 32,397,728
257,747 Kerry Group plc (Class A) 24,606,987
249,936 Kingspan Group plc 23,229,989
TOTAL IRELAND 161,586,111
ISRAEL - 1.1%
71,928 Azrieli Group Ltd 9,495,343
2,098,123 Bank Hapoalim Ltd 50,938,137
2,366,699 Bank Leumi Le-Israel 55,921,117
131,605 (a) Check Point Software Technologies 16,730,944
44,750 Elbit Systems Ltd 36,150,520
222,951 (a) Enlight Renewable Energy Ltd 18,921,773
207,964 Harel Insurance Investments & Financial Services Ltd 11,922,073
1,202,413 Israel Chemicals Ltd 6,144,404
1,926,432 Israel Discount Bank Ltd 20,105,199
241,742 Mizrahi Tefahot Bank Ltd 17,989,976
48,913 (a) Nova Measuring Instruments Ltd 19,436,616
273,363 (a) OPC Energy Ltd 8,576,848
375,230 Phoenix Holdings Ltd 21,038,946
1,894,948 (a) Teva Pharmaceutical Industries Ltd (ADR) 66,342,129
183,036 (a) Tower Semiconductor Ltd (Tel Aviv) 40,097,012
TOTAL ISRAEL 399,811,037
ITALY - 3.3%
1,303,281 Assicurazioni Generali S.p.A. 66,049,006
317,577 Banca Mediolanum S.p.A 8,509,460
3,041,943 Banca Monte dei Paschi di Siena S.p.A 40,741,905
1,801,788 Banco BPM S.p.A. 32,897,388
2,523,203 BPER Banca 41,000,040
334,034 Coca-Cola HBC AG. 22,523,847
1,003,225 Davide Campari-Milano NV 6,832,677
12,300,510 Enel S.p.A. 138,914,558
2,909,752 (a) ENI S.p.A. 80,939,634
194,157 (b) Ferrari NV 76,341,173
1,000,538 FinecoBank Banca Fineco S.p.A 27,411,589
22,560,869 Intesa Sanpaolo S.p.A. 170,544,498
1,029,817 Italgas S.p.A 10,623,673
648,241 Leonardo S.p.A. 41,315,320
366,509 Moncler S.p.A 20,846,573
740,226 Poste Italiane S.p.A 22,393,730
457,520 Prysmian S.p.A. 63,134,643
167,863 Recordati S.p.A. 9,999,432
669,029 (a) Ryanair Holdings plc 18,760,572
3,305,561 Snam Rete Gas S.p.A. 22,414,405
2,824,530 (a) Telecom Italia S.p.A 23,985,497
2,261,514 Terna Rete Elettrica Nazionale S.p.A. 25,926,280
2,196,128 (a) UniCredit S.p.A 207,120,853
583,709 Unipol Gruppo S.p.A 18,263,961
TOTAL ITALY 1,197,490,714
JAPAN - 22.8%
1,182,249 Advantest Corp 233,591,054
3,563,651 (a) Aeon Co Ltd 30,575,124

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
759,914 (a) Aisin Seiki Co Ltd $ 10,476,711
1,370,319 (a) Ajinomoto Co, Inc 42,258,389
252,252 (a),(b) All Nippon Airways Co Ltd 4,926,928
2,251,842 (a) Asahi Breweries Ltd 23,500,659
300,112 (a) Asahi Glass Co Ltd 11,318,121
1,990,793 Asahi Kasei Corp 21,251,600
1,095,448 (a) Asics Corp 32,298,650
2,753,020 Astellas Pharma, Inc 37,812,187
807,612 Bandai Namco Holdings, Inc 23,395,888
1,709,045 Bridgestone Corp 42,205,579
1,281,261 (a),(b) Canon, Inc 35,664,032
427,013 (a) Capcom Co Ltd 10,726,719
1,221,775 (a) Central Japan Railway Co 30,403,675
872,468 (a) Chiba Bank Ltd 14,182,015
1,043,617 (a) Chubu Electric Power Co, Inc 18,070,295
1,087,558 Chugai Pharmaceutical Co Ltd 47,190,604
1,596,168 Concordia Financial Group Ltd 18,168,858
610,132 Dai Nippon Printing Co Ltd 11,063,043
502,953 (a) Daifuku Co Ltd 18,526,870
5,557,080 Dai-ichi Life Holdings, Inc 67,003,733
2,731,179 (a) Daiichi Sankyo Co Ltd, Reg S 44,140,019
424,764 (a) Daikin Industries Ltd 61,529,091
478,152 (a) Daito Trust Construction Co Ltd 10,124,723
901,829 Daiwa House Industry Co Ltd 26,483,596
2,054,889 Daiwa Securities Group, Inc 22,987,297
2,564,939 (a) Denso Corp 31,494,640
138,988 (a) Disco Corp 49,679,073
3,135,530 Don Quijote Co Ltd 17,779,926
1,559,969 (a) East Japan Railway Co 35,892,612
754,444 Ebara Corp 25,611,554
396,367 (a) Eisai Co Ltd 11,915,917
4,202,294 (a) ENEOS Holdings, Inc 34,704,754
1,517,705 (a) Fanuc Ltd 61,156,642
307,925 (a) Fast Retailing Co Ltd 150,781,409
219,214 (a) Fuji Electric Holdings Co Ltd 19,130,646
833,382 (a) Fuji Heavy Industries Ltd 14,186,196
1,794,098 FUJIFILM Holdings Corp 42,232,389
2,448,562 (a) Fujikura Ltd 62,135,549
2,717,679 (a) Fujitsu Ltd 62,640,527
1,047,000 (a) Furukawa Electric Co Ltd 19,978,770
387,622 (a) Hankyu Hanshin Holdings, Inc 11,468,922
28,760 (a) Hikari Tsushin, Inc 7,032,299
7,145,602 Hitachi Ltd 234,165,204
5,856,314 (a) Honda Motor Co Ltd 59,029,433
548,722 Hoya Corp 83,908,877
765,281 (a) Hulic Co Ltd 8,414,069
380,200 (a) Ibiden Co Ltd 38,036,289
1,200,619 (a) Idemitsu Kosan Co Ltd 9,828,903
1,438,739 (a) Inpex Holdings, Inc 33,161,016
1,561,144 (a) Ishikawajima-Harima Heavy Industries Co Ltd 27,296,528
854,231 Isuzu Motors Ltd 12,744,733
8,975,304 Itochu Corp 112,636,570
2,864,471 (a) Japan Post Bank Co Ltd 55,384,912
2,741,235 (a) Japan Post Holdings Co Ltd 40,554,818
833,925 (a) Japan Post Insurance Co Ltd 9,182,431
1,761,873 (a) Japan Tobacco, Inc 78,556,416
891,120 (b) JFE Holdings, Inc 10,110,756
635,609 (a) Kajima Corp 21,238,378
1,554,926 (a) Kansai Electric Power Co, Inc 23,548,539
1,452,566 (a) Kao Corp 29,859,034
1,200,000 (a) Kawasaki Heavy Industries Ltd 20,501,580
553,222 (a),(b) Kawasaki Kisen Kaisha Ltd 9,857,772

SHARES DESCRIPTION VALUE
JAPAN (continued)
4,759,736 KDDI Corp $ 87,692,023
304,241 (a) Keyence Corp 152,603,214
1,105,166 (a) Kikkoman Corp 11,382,065
507,347 (a) Kioxia Holdings Corp 141,416,067
1,251,872 (a) Kirin Brewery Co Ltd 23,159,319
1,378,492 Komatsu Ltd 59,813,085
161,695 (a) Konami Corp 20,829,472
1,541,344 (a) Kubota Corp 26,149,646
1,875,620 (a) Kyocera Corp 42,776,865
389,724 (a) Kyowa Hakko Kogyo Co Ltd 6,256,056
126,787 Lasertec Corp 29,127,050
361,845 (a) Makita Corp 11,655,174
2,294,953 (a) Marubeni Corp 74,174,409
530,177 (a) Minebea Co Ltd 12,074,316
1,886,697 Mitsubishi Chemical Holdings Corp 13,883,920
4,877,995 (a) Mitsubishi Corp 145,816,773
3,074,698 Mitsubishi Electric Corp 110,760,117
1,650,785 Mitsubishi Estate Co Ltd 40,076,387
5,175,714 (a) Mitsubishi Heavy Industries Ltd 120,916,719
17,260,143 Mitsubishi UFJ Financial Group, Inc 385,531,147
1,451,844 (a) Mitsubishi UFJ Lease & Finance Co Ltd 13,367,420
3,822,284 Mitsui & Co Ltd 117,284,013
3,972,837 Mitsui Fudosan Co Ltd 38,701,028
87,400 Mitsui Mining & Smelting Co Ltd 16,455,059
530,483 (a) Mitsui OSK Lines Ltd 19,597,060
1,911,687 (a) Mitsui Sumitomo Insurance Group Holdings, Inc 58,848,541
3,823,269 Mizuho Financial Group, Inc 198,214,288
2,616,608 (a) Murata Manufacturing Co Ltd 119,223,959
1,966,900 NEC Corp 58,453,627
476,246 (a) Nexon Co Ltd 7,463,940
1,349,564 Nidec Corp 21,671,073
1,777,068 Nintendo Co Ltd 84,769,926
12,749 Nippon Building Fund, Inc 10,753,861
885,321 Nippon Mining Holdings, Inc 20,511,276
1,614,791 (a) Nippon Paint Co Ltd 12,185,107
7,823,635 (a),(b) Nippon Steel Corp 31,872,076
49,257,486 Nippon Telegraph & Telephone Corp 47,213,950
645,903 (a),(b) Nippon Yusen Kabushiki Kaisha 24,801,044
3,977,768 (a) Nissan Motor Co Ltd 8,398,166
648,755 (a) Nitori Co Ltd 10,466,360
1,069,947 Nitto Denko Corp 22,593,439
4,687,360 Nomura Holdings, Inc 45,347,823
598,030 (a) Nomura Research Institute Ltd 17,691,848
988,952 (a) Obayashi Corp 19,437,145
515,041 (a) Obic Co Ltd 14,773,209
1,727,247 (a) Olympus Corp 19,741,359
1,746,738 Oriental Land Co Ltd 34,864,286
1,755,550 ORIX Corp 70,852,823
563,348 (a) Osaka Gas Co Ltd 19,327,857
1,560,338 (a) Osaka Securities Exchange Co Ltd 21,225,441
359,837 (a) Otsuka Corp 7,425,073
677,836 (a) Otsuka Holdings Co Ltd 47,000,743
3,772,315 Panasonic Corp 99,749,296
2,291,478 (a) Rakuten, Inc 11,948,106
2,138,504 Recruit Holdings Co Ltd 169,114,640
2,800,294 Renesas Electronics Corp 56,128,399
3,368,569 (a) Resona Holdings, Inc 45,680,487
841,733 (a) Ryohin Keikaku Co Ltd 22,078,878
1,610,640 (b) Sanrio Co Ltd 12,881,678
886,256 (a) SBI Holdings, Inc 16,730,985
258,268 (a) SCREEN Holdings Co Ltd 19,701,877
623,747 (a) Secom Co Ltd 26,868,545

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
344,499 Seibu Holdings, Inc $ 7,715,011
960,160 (b) Sekisui House Ltd 21,020,079
3,024,588 (a) Seven & I Holdings Co Ltd 40,106,389
112,281 (a) Shimano, Inc 14,173,245
772,800 Shimizu Corp 11,383,982
2,646,207 (a) Shin-Etsu Chemical Co Ltd 94,337,558
1,231,296 (a) Shionogi & Co Ltd 22,263,419
634,013 (a) Shiseido Co Ltd 12,524,057
281,400 (a) Showa Denko KK 23,440,360
87,013 SMC Corp 37,594,861
46,709,350 (a) SoftBank Corp 65,560,201
5,999,084 Softbank Group Corp 186,856,338
1,308,914 Sompo Holdings, Inc 58,111,332
9,433,264 Sony Corp 220,444,664
6,506,164 (a) Sumitomo Corp 67,533,703
4,644,028 (a) Sumitomo Electric Industries Ltd 61,464,132
395,009 Sumitomo Metal Mining Co Ltd 19,855,298
5,876,187 Sumitomo Mitsui Financial Group, Inc 252,493,334
3,984,736 Sumitomo Mitsui Trust Holdings, Inc 40,973,770
947,970 (a) Sumitomo Realty & Development Co Ltd 21,248,109
226,046 (a) Suntory Beverage & Food Ltd 6,553,535
2,520,690 (a) Suzuki Motor Corp 32,903,939
718,947 (a) T&D Holdings, Inc 22,658,210
230,532 (a) Taisei Corp 18,673,651
286,296 (a) Taiyo Nippon Sanso Corp 10,292,124
2,548,211 (a) Takeda Pharmaceutical Co Ltd 87,494,416
3,065,699 (a) TDK Corp 58,948,660
2,129,142 (a) Terumo Corp 31,234,289
895,727 (a) Toho Co Ltd 8,568,533
2,888,964 Tokio Marine Holdings, Inc 147,239,962
723,493 Tokyo Electron Ltd 241,890,516
475,733 (a) Tokyo Gas Co Ltd 18,365,606
384,098 (a) Toppan Printing Co Ltd 10,770,436
2,140,343 (a) Toray Industries, Inc 15,374,627
15,305,727 Toyota Motor Corp 289,655,758
1,020,786 (a) Toyota Tsusho Corp 42,368,064
1,819,006 (a) Uni-Charm Corp 11,537,868
667,456 (a) West Japan Railway Co 12,594,769
1,386,106 Yamaha Motor Co Ltd 11,594,610
364,822 Yokogawa Electric Corp 13,011,266
4,347,221 (a) Z Holdings Corp 12,112,412
162,227 (a) Zensho Co Ltd 10,129,695
TOTAL JAPAN 8,176,295,866
KOREA, REPUBLIC OF - 0.0%
267,655 (a),(b),(c) Delivery Hero SE 11,667,831
TOTAL KOREA, REPUBLIC OF 11,667,831
LUXEMBOURG - 0.2%
691,439 (a) ArcelorMittal S.A. 48,841,405
349,626 (b) CVC Capital Partners plc 5,870,266
180,889 Eurofins Scientific SE 14,265,040
TOTAL LUXEMBOURG 68,976,711
MACAU - 0.1%
3,311,980 Galaxy Entertainment Group Ltd 14,443,521
3,890,712 Sands China Ltd 7,296,260
TOTAL MACAU 21,739,781
MEXICO - 0.0%
294,927 Fresnillo plc 9,934,889
TOTAL MEXICO 9,934,889
NETHERLANDS - 5.3%
989,148 ABN AMRO Bank NV 44,746,591
42,966 (a),(c) Adyen NV 43,705,691
246,737 (b) Akzo Nobel NV 17,282,077

SHARES DESCRIPTION VALUE
NETHERLANDS (continued)
10,149 (a) Argenx SE $ 8,692,588
90,166 (a) Argenx SE 77,226,908
75,075 ASM International NV 69,530,616
626,992 ASML Holding NV 1,033,248,270
243,782 ASR Nederland NV 19,930,845
115,883 BE Semiconductor Industries NV 26,574,153
123,310 (c) Euronext NV 22,546,722
144,502 EXOR NV 11,571,833
192,401 Heineken Holding NV 16,185,923
465,098 Heineken NV 42,110,117
4,723,663 ING Groep NV 165,996,819
1,416,407 Koninklijke Ahold Delhaize NV 56,121,201
6,282,945 Koninklijke KPN NV 29,667,058
1,260,516 Koninklijke Philips Electronics NV 33,211,873
125,006 (a) Magnum Ice Cream Co NV 2,324,075
676,937 (a) Magnum Ice Cream Co NV 12,650,527
424,232 NN Group NV 39,988,588
1,619,768 Universal Music Group NV 26,725,446
368,867 Wolters Kluwer NV 28,959,233
328,316 (a),(b) Yandex NV 62,514,650
TOTAL NETHERLANDS 1,891,511,804
NEW ZEALAND - 0.2%
2,673,670 Auckland International Airport Ltd 13,708,461
1,456,901 Contact Energy Ltd 7,790,981
940,440 Fisher & Paykel Healthcare Corp 22,492,305
1,540,319 Infratil Ltd 13,371,155
2,236,355 Meridian Energy Ltd 7,499,132
251,951 (a) Xero Ltd 12,578,662
TOTAL NEW ZEALAND 77,440,696
NIGERIA - 0.0%
1,404,318 (c) Airtel Africa plc 6,338,945
TOTAL NIGERIA 6,338,945
NORWAY - 0.6%
492,846 Aker BP ASA 17,572,128
1,302,868 DNB Bank ASA 41,950,530
1,158,957 (a) Equinor ASA 47,576,237
331,609 Gjensidige Forsikring ASA 9,892,205
694,260 Kongsberg Gruppen ASA 21,697,685
736,377 Mowi ASA 15,769,684
2,060,406 Norsk Hydro ASA 19,005,237
1,170,418 Orkla ASA 13,000,935
107,945 Salmar ASA 5,884,958
952,347 Telenor ASA 13,444,899
1,499,660 (a) Var Energi ASA 7,534,303
TOTAL NORWAY 213,328,801
POLAND - 0.0%
399,039 (a) InPost S.A. 7,117,090
TOTAL POLAND 7,117,090
PORTUGAL - 0.2%
13,058,355 Banco Comercial Portugues S.A. 16,089,263
4,683,887 Energias de Portugal S.A. 24,118,742
660,383 Galp Energia SGPS S.A. 14,997,698
489,579 Jeronimo Martins SGPS S.A. 9,818,455
TOTAL PORTUGAL 65,024,158
SINGAPORE - 1.9%
6,574,591 Ascendas REIT 13,168,750
3,764,599 Capitaland Investment Ltd 7,801,551
9,711,133 CapitaMall Trust 18,846,739
3,326,698 DBS Group Holdings Ltd 191,939,489
3,979,095 (a) Grab Holdings Ltd 13,926,832
2,269,116 Keppel Corp Ltd 20,265,378
252,124 (a) Keppel REIT 180,861

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SINGAPORE (continued)
5,244,487 Oversea-Chinese Banking Corp $ 119,119,199
602,107 (a) Sea Ltd (ADR) 64,268,901
1,428,727 SembCorp Industries Ltd 6,145,076
2,536,916 (a) Singapore Airlines Ltd 15,218,454
1,290,033 Singapore Exchange Ltd 24,593,434
2,447,491 Singapore Technologies Engineering Ltd 19,231,859
11,876,199 Singapore Telecommunications Ltd 41,090,426
1,026,788 (a) STMicroelectronics NV 54,849,374
1,944,787 United Overseas Bank Ltd 65,770,892
TOTAL SINGAPORE 676,417,215
SOUTH AFRICA - 0.2%
1,719,625 Anglo American plc 87,050,000
TOTAL SOUTH AFRICA 87,050,000
SPAIN - 3.8%
38,392 Acciona S.A. 10,559,527
289,419 ACS Actividades de Construccion y Servicios S.A. 36,892,486
1,202,192 (c) Aena SME S.A. 37,060,990
696,588 Amadeus IT Holding S.A. 42,991,303
9,104,713 Banco Bilbao Vizcaya Argentaria S.A. 255,222,285
7,922,771 Banco de Sabadell S.A. 30,417,278
23,167,513 Banco Santander S.A. 329,494,590
1,042,585 Bankinter S.A. 19,178,263
5,625,983 CaixaBank S.A. 81,724,904
779,172 (c) Cellnex Telecom S.A. 24,204,241
491,166 (b) EDP Renovaveis S.A. 7,621,392
503,954 Endesa S.A. 24,540,002
10,064,648 Iberdrola S.A. 239,071,456
122,440 Indra Sistemas S.A. 8,050,009
1,747,738 Industria de Diseno Textil S.A. 114,063,677
1,521,277 Mapfre S.A. 7,778,911
660,020 Naturgy Energy Group S.A. 22,018,170
670,347 Redeia Corp S.A. 11,822,933
1,789,367 Repsol YPF S.A. 54,613,316
6,007,804 Telefonica S.A. 24,804,356
TOTAL SPAIN 1,382,130,089
SWEDEN - 3.1%
416,087 (a) AddTech AB 15,139,792
463,528 Alfa Laval AB 27,430,687
1,583,254 (a) Assa Abloy AB 58,747,841
4,034,254 Atlas Copco AB 85,243,055
2,401,763 (a) Atlas Copco AB 44,378,687
716,147 (a),(b) Beijer Ref AB 10,106,482
462,668 Boliden AB 23,280,328
989,357 (a) Epiroc AB 25,363,776
610,320 (a) Epiroc AB 13,381,624
693,557 (a) EQT AB 23,557,189
4,234,674 Ericsson (LM) (B Shares) 41,655,156
917,144 Essity AB 26,643,665
196,628 (c) Evolution AB 15,006,901
1,185,332 (a) Fastighets AB Balder 6,487,593
677,312 (a),(b) Hennes & Mauritz AB (B Shares) 12,404,115
3,381,217 Hexagon AB 33,374,531
267,127 Industrivarden AB 15,286,016
166,840 Industrivarden AB 9,620,503
442,272 Indutrade AB 11,104,158
246,993 Investment AB Latour 5,210,578
2,799,946 (a) Investor AB 120,951,676
113,434 L E Lundbergforetagen AB 6,813,447
354,948 Lifco AB 12,088,846
2,284,179 (b) Nibe Industrier AB 9,156,207
509,678 (a) Saab AB 32,027,029
344,318 Sagax AB 6,052,564

SHARES DESCRIPTION VALUE
SWEDEN (continued)
1,673,843 Sandvik AB $ 62,592,907
797,656 (a) Securitas AB (B Shares) 12,813,831
2,357,411 Skandinaviska Enskilda Banken AB (Class A) 55,240,033
552,202 Skanska AB (B Shares) 15,494,923
541,991 (a) SKF AB (B Shares) 14,670,201
1,014,015 Svenska Cellulosa AB (B Shares) 11,528,487
2,178,903 Svenska Handelsbanken AB 33,316,642
1,322,641 Swedbank AB (A Shares) 52,905,585
286,309 (a) Swedish Orphan Biovitrum AB 14,188,393
878,161 (a),(b) Tele2 AB (B Shares) 15,213,334
3,643,190 (b) TeliaSonera AB 16,883,288
304,699 Trelleborg AB (B Shares) 13,545,101
2,519,276 Volvo AB (B Shares) 96,366,664
TOTAL SWEDEN 1,105,271,835
SWITZERLAND - 6.1%
2,532,957 ABB Ltd 249,898,746
48,595 (b) Banque Cantonale Vaudoise 7,633,824
6,153 (b) Barry Callebaut AG. 8,572,499
15,670 Belimo Holding AG. 16,340,563
30,700 BKW AG. 5,071,699
161 Chocoladefabriken Lindt & Spruengli AG. 18,957,848
868,570 Cie Financiere Richemont S.A. 205,279,338
269,197 DSM-Firmenich AG. 29,021,526
153,775 Dufry Group 9,231,771
11,654 (a),(b) EMS-Chemie Holding AG. 11,801,286
300,007 Galderma Group AG. 65,284,915
51,586 Geberit AG. 33,990,036
14,796 Givaudan S.A. 59,137,449
123,844 Helvetia Holding AG. 33,211,166
332,144 Julius Baer Group Ltd 29,202,290
76,220 Kuehne & Nagel International AG. 19,410,312
1,532 Lindt & Spruengli AG. 17,682,446
237,127 (a) Logitech International S.A. 24,217,847
112,479 Lonza Group AG. 78,395,365
4,166,166 Nestle S.A. 416,412,365
34,265 Partners Group 28,560,855
681,428 Sandoz Group AG. 55,548,535
67,458 Schindler Holding AG. 21,234,430
32,251 Schindler Holding AG. (Registered) 9,864,736
266,906 SGS S.A. 31,627,392
244,305 Sika AG. 54,966,327
78,410 Sonova Holdings AG 21,363,107
177,458 Straumann Holding AG. 21,976,435
43,802 Swatch Group AG. 9,793,096
44,911 Swiss Life Holding 52,994,887
127,683 Swiss Prime Site AG. 20,825,107
41,512 Swisscom AG. 31,899,715
5,133,467 UBS Group AG 271,342,906
44,093 (c) VAT Group AG. 33,002,634
241,555 Zurich Insurance Group AG 183,999,233
TOTAL SWITZERLAND 2,187,752,686
UNITED ARAB EMIRATES - 0.0%
121,704 (a),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.1%
1,568,093 3i Group plc 60,368,118
412,646 Admiral Group plc 20,918,046
453,171 Associated British Foods plc 12,731,615
23,503 AstraZeneca plc 3,987,049
2,422,463 AstraZeneca plc 412,085,917
4,953,896 Aviva plc 46,364,496
4,724,206 (a) BAE Systems plc 133,739,108

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
22,159,487 Barclays plc $ 152,314,073
3,245,143 British American Tobacco plc 196,853,397
9,351,114 (a) BT Group plc 25,319,443
511,890 Bunzl plc 19,317,256
7,317,363 (a) Centrica plc 15,286,070
4,294,187 CK Hutchison Holdings Ltd 40,233,419
320,299 Coca-Cola Europacific Partners plc 35,059,929
2,757,457 Compass Group plc 87,565,396
3,567,525 Diageo plc 78,372,597
6,541,868 GSK plc 170,107,251
587,085 Halma plc 28,049,264
27,768,360 HSBC Holdings plc 591,335,788
1,210,640 Imperial Tobacco Group plc 45,944,832
2,063,480 Informa plc 24,719,710
1,845,251 International Consolidated Airlines Group S.A. 10,778,956
246,718 (a) Intertek Group plc 19,486,571
2,741,954 J Sainsbury plc 13,222,548
2,735,168 Kingfisher plc 11,410,955
1,197,385 Land Securities Group plc 11,405,013
8,397,677 Legal & General Group plc 34,097,550
94,647,411 Lloyds TSB Group plc 146,288,486
718,692 London Stock Exchange Group plc 80,847,493
3,563,655 M&G plc 17,214,952
3,357,458 Marks & Spencer Group plc 18,353,109
1,981,189 Melrose Industries plc 12,186,842
8,033,950 National Grid plc 128,590,203
12,897,191 (a) NatWest Group plc 121,654,474
186,711 Next plc 37,390,382
759,138 Pearson plc 12,810,185
1,164,787 Phoenix Group Holdings plc 14,514,770
1,028,717 Reckitt Benckiser Group plc 72,604,130
2,893,955 RELX plc 101,786,021
4,141,931 (a) Rentokil Initial plc 19,074,658
13,557,456 (a) Rolls-Royce Holdings plc 270,466,658
1,515,843 Sage Group plc 19,968,157
1,150,850 (a) Schroders plc 9,128,565
1,942,323 Scottish & Southern Energy plc 61,364,668
2,041,938 Segro plc 26,673,237
443,746 Severn Trent plc 17,995,650
1,246,920 Smith & Nephew plc 19,505,527
504,547 Smiths Group plc 18,017,166
115,027 Spirax-Sarco Engineering plc 10,784,580
2,887,832 (a) Standard Chartered plc 85,386,284
10,399,185 Tesco plc 68,449,081
3,529,645 Unilever plc 224,582,808
1,230,189 United Utilities Group plc 22,911,493
398,020 (a),(b) Verisure plc 4,949,185
29,507,104 Vodafone Group plc 46,827,476
1,152,175 (a) Wise Group plc 13,761,548
TOTAL UNITED KINGDOM 4,005,162,155
UNITED STATES - 7.6%
2,035,975 Aegon NV 19,348,686
803,454 Alcon, Inc 55,180,590
3,904 AP Moller - Maersk AS (Class A) 10,178,587
5,348 AP Moller - Maersk AS (Class B) 14,360,065
25,336,904 BP plc 190,360,387
126,552 Buzzi Unicem S.p.A. 6,003,037
80,001 (a),(d) CyberArk Software Ltd 3,600,045
1,438,410 Experian Group Ltd 54,270,800
759,815 Ferrovial SE 49,772,450
14,274,872 Haleon plc 69,883,494
817,017 Holcim Ltd 74,204,851

SHARES DESCRIPTION VALUE
UNITED STATES (continued)
228,739 InterContinental Hotels Group plc $ 36,988,722
2,954,757 Novartis AG. 462,099,628
325,735 (a) Octave Intelligence plc 5,839,298
326,666 QIAGEN NV 13,441,936
46,988 Roche Holding AG. 20,829,574
1,134,718 Roche Holding AG. 495,976,586
1,759,984 Sanofi-Aventis 151,555,131
886,375 Schneider Electric S.A. 297,808,962
9,055,193 Shell plc 414,471,496
237,179 (a) Spotify Technology S.A. 118,575,269
3,361,402 Stellantis NV 19,353,491
659,837 Sunbelt Rentals Holdings, Inc 47,274,814
484,826 Swiss Re AG. 80,682,330
515,375 Tenaris S.A. 14,785,909
TOTAL UNITED STATES 2,726,846,138
TOTAL COMMON STOCKS
(Cost $19,904,825,413) 35,479,096,622
TOTAL LONG-TERM INVESTMENTS
(Cost $19,904,825,413) 35,479,096,622
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
28,011,186 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.680%(f) 28,011,186
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,011,186) 28,011,186
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.5%
$ 17,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/02/26 16,890,371
12,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/14/26 11,907,875
25,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/23/26 24,785,042
9,135,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/28/26 9,051,779
5,765,000 (g) Federal Home Loan Bank (FHLB) 0 .000 10/30/26 5,711,300
5,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 11/06/26 4,949,367
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 01/29/27 9,808,394
10,000,000 (g) Federal Home Loan Bank (FHLB) 0 .000 02/05/27 9,798,400
3,500,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/06/26 3,475,996
2,615,000 (g) Federal Home Loan Bank Discount Notes 0 .000 10/16/26 2,594,389
25,000,000 (g) Federal Home Loan Bank Discount Notes 0 .000 01/15/27 24,557,833
45,650,000 (g) Federal Home Loan Bank Discount Notes 0 .000 01/21/27 44,813,768
TOTAL GOVERNMENT AGENCY DEBT 168,344,514
REPURCHASE AGREEMENTS - 0.0%
239,000 (h) Fixed Income Clearing Corporation 3 .640 08/03/26 239,000
TOTAL REPURCHASE AGREEMENTS 239,000
TREASURY DEBT - 0.3%
25,000,000 (g) United States Treasury Bill 0 .000 10/13/26 24,819,672
10,000,000 (g) United States Treasury Bill 0 .000 10/27/26 9,913,572
25,000,000 (g) United States Treasury Bill 0 .000 11/05/26 24,757,793
25,000,000 (g) United States Treasury Bill 0 .000 11/12/26 24,738,908
10,000,000 (g) United States Treasury Bill 0 .000 12/03/26 9,872,674
10,000,000 (g) United States Treasury Bill 0 .000 12/17/26 9,858,144
TOTAL TREASURY DEBT 103,960,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $272,641,477) 272,544,277
TOTAL INVESTMENTS - 99.6%
(Cost $20,205,478,076) 35,779,652,085
OTHER ASSETS & LIABILITIES, NET - 0.4% 159,619,884
NET ASSETS - 100.0% $ 35,939,271,969

International Equity Index

Portfolio of Investments July 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $133,579,490.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $294,110,197 or 0.8% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Agreement with Fixed Income Clearing Corporation, 3.640% dated 7/31/26 to be repurchased at $239,073 on 8/3/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $243,936.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,113 09/18/26  $ 331,181,007 $ 336,209,995 $ 5,028,988

Fund Level 1 Level 2 Level 3 Total
International Equity Index
Long-Term Investments
:
Common stocks $746,354,955 $34,729,141,622 $3,600,045 $35,479,096,622
Investments purchased with collateral from securities lending 28,011,186 — — 28,011,186
Short-Term Investments
:
Government agency debt — 168,344,514 — 168,344,514
Repurchase agreements — 239,000 — 239,000
Treasury debt — 103,960,763 — 103,960,763
$774,366,141 $35,001,685,899 $3,600,045 $35,779,652,085
Investments in Derivatives
Futures contracts* 5,028,988 – – 5,028,988
$5,028,988 $– $– $5,028,988
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).